[LOGO OMITTED]
                              HARRIS INSIGHT FUNDS(TM)
                               SEMI-ANNUAL REPORT


                                [GRAPHIC OMITTED]
                                  JUNE 30, 2002

         -------------------------------------------------------------
         NOT FDIC INSURED       MAY LOSE VALUE       NO BANK GUARANTEE
         -------------------------------------------------------------

                               [GRAPHIC OMITTED]
                             LETTER TO SHAREHOLDERS


DEAR SHAREHOLDER:

We are pleased to report to you the performance results for the Harris Insight Funds for the six-month period ended June 30, 2002. Whether you are new to our growing Fund family or have been an investor with us since the Funds' inception, we thank you for your continued support and confidence.


EQUITY MARKETS

In the first half of 2002, equity investors faced an ongoing series of negative market events. Executive excesses and accounting scandals seemed to surface almost daily, while ongoing concerns over equity valuations and terrorist activity continued to erode investor confidence. Congress, regulatory agencies, and companies themselves are rushing to correct the financial and moral excesses of recent years in hopes that their actions will help confidence to return to the market place. Valuations have improved with the market decline but await strong gains in corporate profits to really become attractive.


The economic backdrop for corporate profits declined in the 2nd quarter as GDP growth slowed from 6% to 2%. For the balance of the year, we anticipate an upswing in activity fostered by very low short-term interest rates, well-managed inventory, continued refinancing of homes, stable home prices and reinstitution of 0% automobile financing. This should allow corporate profits and the future outlook to continue to improve and show gains after seven negative quarters.


Small capitalization companies have significantly outperformed large capitalization companies with a spread of approximately 1000 basis points year-to-date, depending on the indexes compared. Value stocks continue to significantly outperform growth stocks within most market sectors. Technology and telecommunications companies declined by over 30% while energy, materials, and consumer staples companies posted small positive returns.


Over the balance of the year, we continue to believe significant gains in the equity markets must await an improvement in investor psychology, which will only occur when accounting and fraud issues have faded and are no longer daily events in the popular press. Additionally, corporate earnings must begin to meet and exceed general levels of expectation. From a sector perspective, the dramatic outperformance of small-cap and value stocks is destined to wane while foreign markets would appear to offer relative opportunity.


FIXED INCOME MARKETS

From a purely economic perspective, the recovery from our brief recession has been a typical one. The consumer has continued to spend, with retail sales and housing data surprising on the upside. In response, manufacturing activity has begun to accelerate. The labor market is the laggard, as is typical in the first quarters of a recovery.

                               [GRAPHIC OMITTED]
                             LETTER TO SHAREHOLDERS

                                   (CONTINUED)


What has not been typical is the securities markets' response. At this point in a recovery, the stock market is usually well off its low and interest rates have begun to edge up in anticipation of increased loan demand and some upward pressure on prices. As of this writing, we have seen neither. The stock market (S&P 500(R)) is down a jarring 19% year-to-date! Much of the money coming out of stocks has been directed toward the bond market, sending prices up and yields down. What is different this time?


The differences, while not directly related to the economy, have had a huge effect on security valuations in this recovery. Heightened geopolitical tensions in seemingly every corner of the world, the possibility (probability?) of another terrorist event on U.S. soil, and the incredible litany of accounting misstatements, corporate fraud and high profile bankruptcies all conspired to sap the confidence of equity investors. Looking for that "safe haven", funds have poured into the bond market pushing interest rates sharply lower. Most frustrating, bond portfolio managers who correctly forecasted the path of the economy had the greatest difficulty matching the bond market's return. Positioning a portfolio for rising interest rates and improving performance from the corporate bond sector detracted from returns. The best performance came from the defensive, highly-rated sectors like governments, mortgages and asset-backed bonds.


We expect economic fundamentals to eventually re-exert their influence on bond market performance and continue to position our portfolios accordingly. However, we are watching for signs that the negative market sentiment itself may begin to have an adverse effect on the real economy VIA more cautious consumer spending.


Despite these volatile markets, the Funds have continued to grow and attract more shareholders. We value our relationship with you and encourage you to contact us at 800.625.7073, during business hours, with any comments or suggestions as to how we may better serve your investing needs.


Sincerely,

/S/ PETER P. CAPACCIO

Peter P. Capaccio
President
THE HARRIS INSIGHT FAMILY OF MUTUAL FUNDS


INVESTMENT ADVISER:                         HARRIS INVESTMENT MANAGEMENT, INC.
DISTRIBUTOR:                                PFPC DISTRIBUTORS, INC.

                                [GRAPHIC OMITTED]
                                TABLE OF CONTENTS

                              LETTER TO SHAREHOLDERS            PAGE    1

                                   STATEMENTS OF NET
                     ASSETS/SCHEDULES OF INVESTMENTS
                                 MONEY MARKET FUNDS:

                        Government Money Market Fund            Page    4
                                   Money Market Fund            Page    5
                        Tax-Exempt Money Market Fund            Page    8

                                 FIXED INCOME FUNDS:

                        Short/Intermediate Bond Fund            Page    13
                                           Bond Fund            Page    18
                   Intermediate Government Bond Fund            Page    23
                   Intermediate Tax-Exempt Bond Fund            Page    26
                                Tax-Exempt Bond Fund            Page    31
                         Convertible Securities Fund            Page    34

                                       EQUITY FUNDS:

                                         Equity Fund            Page    38
                                  Equity Income Fund            Page    41
                                    Core Equity Fund            Page    44
                          Small-Cap Opportunity Fund            Page    47
                                Small-Cap Value Fund            Page    50
                                          Index Fund            Page    53
                    Large-Cap Aggressive Growth Fund            Page    61
                    Small-Cap Aggressive Growth Fund            Page    64
                                     Technology Fund            Page    67
                                       Balanced Fund            Page    70
                                  International Fund            Page    76
                               Emerging Markets Fund            Page    78

                            STATEMENTS OF OPERATIONS            PAGE    80

                 STATEMENTS OF CHANGES IN NET ASSETS            PAGE    84

     STATEMENTS OF CHANGES -- CAPITAL STOCK ACTIVITY            PAGE    92

                                FINANCIAL HIGHLIGHTS            PAGE    100

                       NOTES TO FINANCIAL STATEMENTS            PAGE    118

                              HARRIS INSIGHT FUNDS
                          GOVERNMENT MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 ANNUALIZED                                          PAR
 YIELD/RATE                           MATURITY      (000)            VALUE+
 ----------                           --------     --------       ------------

AGENCY OBLIGATIONS -- 16.3%
FEDERAL HOME LOAN BANK -- 8.7%
    6.879%                            07/15/02     $ 15,000       $ 15,028,536
    5.125%                            01/13/03        7,000          7,103,739
    2.510%                            03/25/03       20,000         19,994,148
    2.650%                            06/20/03       10,000         10,000,000
                                                                  ------------
                                                                    52,126,423
                                                                  ------------
FEDERAL HOME LOAN MORTGAGE CORP. -- 3.4%
    4.750%                            03/15/03       20,000         20,321,673
                                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 4.2%
    5.750%                            04/15/03       25,000         25,544,358
                                                                  ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $97,992,454)                                                97,992,454
                                                                  ------------
VARIABLE RATE OBLIGATIONS++ -- 37.4%
FEDERAL HOME LOAN BANK -- 17.5%
    1.775%                            07/01/02*      20,000         19,996,427
    1.785%                            07/01/02*      40,000         39,998,743
    1.693%                            07/17/02*      25,000         24,995,619
    1.717%                            09/17/02*      20,000         19,986,562
                                                                  ------------
                                                                   104,977,351
                                                                  ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 19.9%
    1.723%                            07/01/02*      20,000         19,995,545
    1.753%                            07/01/02*      30,000         29,995,938
    1.800%                            07/01/02*      20,000         19,997,485
    1.724%                            07/05/02*      20,000         19,998,275
    1.700%                            07/26/02       30,000         29,999,594
                                                                  ------------
                                                                   119,986,837
                                                                  ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $224,964,188)                                              224,964,188
                                                                  ------------
REPURCHASE AGREEMENTS -- 39.8%
Bank of Tokyo N.A.
  1.900%
  Agreement dated 06/28/02,
  proceeds at maturity
  $120,019,000 (Collateralized
  by $111,697,000 FHLMC 6.750%,
  due 03/15/31. The market value
  is $122,400,087.)                   07/01/02      120,000        120,000,000



 ANNUALIZED                                          PAR
 YIELD/RATE                           MATURITY      (000)            VALUE+
 ----------                           --------     --------       ------------

REPURCHASE AGREEMENTS (CONTINUED)
Lehman Brothers Holdings, Inc.
  1.900%
  Agreement dated 06/28/02,
  proceeds at maturity
  $120,019,000 (Collateralized
  by $120,171,197 FHLMC and
  FNMA 5.049% to 6.877%, due
  from 12/01/11 to 06/01/32. The
  market value is $122,394,605.)      07/01/02     $120,000       $120,000,000
                                                                  ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $240,000,000)                                              240,000,000
                                                                  ------------

                                                 SHARES
                                                 ------
TEMPORARY INVESTMENTS -- 5.5%
AIM Short-Term Investment Trust
  Treasury Portfolio                             28,400,000         28,400,000
BlackRock Provident Institutional
  Funds - T-Fund                                  4,696,772          4,696,772
                                                                  ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $33,096,772)                                                33,096,772
                                                                  ------------
TOTAL INVESTMENTS -- 99.0%
  (Cost $596,053,414)                                              596,053,414
                                                                  ------------
OTHER ASSETS AND LIABILITIES -- 1.0%
Interest receivable and other assets                                 7,138,239
Dividends payable                                                     (673,836)
Accrued expenses                                                      (181,977)
                                                                  ------------
                                                                     6,282,426
                                                                  ------------
NET ASSETS -- 100.0%
Applicable to 249,898,405
  Institutional Shares, 329,722,120
  N Shares, and 22,693,184 Service
  Shares of beneficial interest
  outstanding, $.001 par value
  (Note 8)                                                        $602,335,840
                                                                  ============
NET ASSET VALUE, OFFERING, AND
  REDEMPTION PRICE PER SHARE
  EACH FOR INSTITUTIONAL SHARES,
  N SHARES, AND SERVICE SHARES                                           $1.00
                                                                         =====

--------------
+  See Note 2a to the Financial Statements.
++ Rate in effect on 06/30/02.
*  Date of next interest rate reset.


                       See Notes to Financial Statements.
4

                              HARRIS INSIGHT FUNDS
                                MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 ANNUALIZED                                          PAR
 YIELD/RATE                           MATURITY      (000)           VALUE+
 ----------                           --------     --------     --------------

ASSET-BACKED SECURITIES -- 1.5%
Americredit Automobile Receivables Trust
   Series 2002-A Class A1
    1.920%                            07/08/02     $ 49,549     $   49,549,496
Chase Manhattan Auto Owner Trust
  Series 2002-A Class A1
    1.943%                            07/15/02       40,902         40,902,232
                                                                --------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $90,451,728)                                                90,451,728
                                                                --------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.4%
Permanent Financing P.L.C. Series 1
  Class 1A
    1.816%                            07/10/02      140,000        140,000,000
Residential Mortgage Securities Corp.,
  Series 12A Class A1
    1.870%                            07/11/02       70,000         70,000,000
                                                                --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
 (Cost $210,000,000)                                               210,000,000
                                                                --------------
COMMERCIAL PAPER -- 29.0%
Alaska Housing Finance Corp.
    1.800%                            08/09/02       25,500         25,450,275
    1.840%                            08/09/02       24,300         24,251,562
Amstel Funding Corp.
    1.900%                            07/08/02       30,000         29,988,917
Atlantis One Funding Corp.
    1.820%                            07/11/02       13,126         13,119,364
Compass Securitization L.L.C.
    1.820%                            07/02/02       25,021         25,019,735
CXC, Inc.
    1.800%                            07/30/02       72,500         72,394,875
    1.800%                            08/05/02      100,000         99,825,000
Falcon Asset Securitization Corp.
    1.800%                            07/23/02      117,380        117,250,882
Four Winds Funding L.L.C.
    1.850%                            07/15/02*     168,000        168,000,000
Galaxy Funding Corp.
    1.890%                            07/08/02       77,000         76,971,702
Giro Funding Corp.
    1.800%                            07/12/02       75,000         74,958,750
Goldman Sachs Group, Inc.
    2.050%                            08/15/02      145,000        145,000,000
International Lease Finance Corp.
    1.820%                            07/08/02       32,752         32,740,409
Ivory Funding Corp.
    1.910%                            07/15/02       10,805         10,796,974
    1.830%                            07/23/02       72,500         72,418,921
    1.820%                            08/12/02        8,785          8,766,347
Jupiter Securitization Corp.
    1.820%                            07/17/02       67,085         67,030,736
Lower Colorado River Authority TECP
    1.900%                            08/07/02      118,500        118,500,000
Market Street Funding Corp.
    1.800%                            07/12/02       30,000         29,983,500
    1.800%                            07/17/02       30,082         30,057,934
    1.800%                            07/18/02       48,000         47,959,200
    1.800%                            07/24/02      100,000         99,885,000



 ANNUALIZED                                          PAR
 YIELD/RATE                           MATURITY      (000)           VALUE+
 ----------                           --------     --------     --------------

COMMERCIAL PAPER (CONTINUED)
Mont Blanc Capital Corp.
    1.800%                            08/05/02     $ 90,000     $   89,842,500
    1.820%                            08/13/02       19,987         19,943,550
Municipal Electrical Authority, Georgia
  TECP
    1.850%                            07/16/02       47,891         47,891,000
North Coast Funding L.L.C.
    1.890%                            07/10/02       50,000         49,976,375
    1.800%                            07/15/02*     139,000        138,993,057
Receivables Capital Corp.
    1.820%                            07/02/02       25,025         25,023,735
Thames Asset Global Securitization, Inc.
    1.820%                            07/10/02       15,168         15,161,099
    1.830%                            07/31/02       10,983         10,966,251
Variable Funding Capital Corp.
    1.820%                            07/15/02       15,951         15,939,710
                                                                --------------
TOTAL COMMERCIAL PAPER
  (Cost $1,804,107,360)                                          1,804,107,360
                                                                --------------
CORPORATE BONDS-- 13.6%
Beta Finance, Inc.
    2.420%                            11/21/02       40,000         39,987,620
    2.500%                            01/06/03       72,000         71,997,995
CC USA, Inc.
    2.960%                            04/16/03       25,000         24,992,074
Countrywide Home Loans, Inc.
    2.755%                            11/29/02       46,000         46,000,000
    6.970%                            03/28/03        5,000          5,130,030
    5.250%                            05/22/03       58,337         59,402,966
Heller Financial, Inc.
    6.400%                            01/15/03       45,000         45,926,409
K2 L.L.C.
    2.380%                            12/02/02       25,000         24,986,418
    2.775%                            06/13/03       65,000         65,000,000
Key Bank N.A.
    3.100%                            04/22/03       44,000         44,000,000
Lehman Brothers Holdings, Inc.
    7.000%                            05/15/03       10,626         11,002,428
Liberty Lighthouse U.S. Capital Co.
    2.515%                            02/12/03       21,000         20,998,721
    2.940%                            04/11/03      131,000        131,000,000
M&I Marshall & Ilsley Bank
    6.150%                            12/02/02       70,000         70,982,935
Morgan Stanley Dean Witter & Co.
    7.375%                            04/15/03       29,000         29,940,757
National Rural Utilities Cooperative
  Finance Corp.
    7.375%                            02/10/03        6,000          6,172,988
Tyco International Group S.A.
    6.875%                            09/05/02      149,221        150,103,391
                                                                --------------
TOTAL CORPORATE BONDS
  (Cost $847,624,732)                                              847,624,732
                                                                --------------


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 ANNUALIZED                                          PAR
 YIELD/RATE                           MATURITY      (000)           VALUE+
 ----------                           --------     --------     --------------

MUNICIPAL BONDS -- 10.8%
Alaska State Housing Finance Corp.
  Revenue Bonds Series B VR
    1.850%                            07/05/02     $ 10,000     $   10,000,000
Colorado Housing & Finance Authority
  Revenue Bonds VR
    1.850%                            07/03/02       10,000         10,000,000
Connecticut State Housing Finance
  Authority Revenue Bonds VR
    1.850%                            07/04/02        8,961          8,961,000
Madison, Wisconsin, Community
  Development Authority Revenue
  Bonds VR
    2.100%                            07/03/02        8,750          8,750,000
Massachusetts State Development
  Finance Agency Revenue Bonds
  (Boston University) Series R-1 PS
    0.500%                            07/03/02       57,400         57,392,729
Massachusetts State Development
  Finance Agency Revenue Bonds
  (Boston University) Series R-2 PS
    0.500%                            07/03/02       62,600         62,592,071
Massachusetts State Development
  Finance Agency Revenue Bonds
  (Boston University) Series R-3 PS
    0.500%                            07/03/02       52,400         52,393,363
Massachusetts State Development
  Finance Agency Revenue Bonds
  (Boston University) Series R-4 PS
    0.500%                            07/03/02       62,600         62,592,071
Mississippi State Taxable Notes
  Series A
    2.850%                            03/14/03      100,000        100,028,055
New York City, New York, Transitional
  Finance Authority Revenue Bonds
  Series A PS
    1.050%                            07/03/02       38,890         38,886,889
New York City, New York, Transitional
  Finance Authority Revenue Bonds
  Series A-1 PS
    1.050%                            07/03/02       96,065         96,057,315
Oakland-Alameda County, California,
  Coliseum Authority Lease Revenue
  Bonds VR
    1.800%                            07/03/02       13,200         13,200,000
Pennsylvania Economic Development
  Finance Authority Revenue Bonds VR
    2.000%                            07/05/02        5,400          5,400,000
Triborough Bridge & Tunnel Authority,
  New York Revenue Bonds Series N15 PS
    1.150%                            07/03/02       73,950         73,944,718
Triborough Bridge & Tunnel Authority,
  New York Revenue Bonds Series N17 PS
    1.150%                            07/03/02       71,845         71,839,868
                                                                --------------
TOTAL MUNICIPAL BONDS
  (Cost $672,038,079)                                              672,038,079
                                                                --------------



 ANNUALIZED                                          PAR
 YIELD/RATE                           MATURITY      (000)           VALUE+
 ----------                           --------     --------     --------------

VARIABLE RATE OBLIGATIONS++-- 38.7%
American Express Centurion Bank
    1.820%                            07/24/02*    $100,000     $   99,991,863
American Express Credit Corp.
    1.790%                            07/16/02*      96,000         95,970,228
Bank of America Securities L.L.C.
    1.861%                            07/01/02*     150,000        150,000,000
Canadian Imperial Bank
    1.921%                            07/31/02        5,000          5,000,222
Caterpillar Financial Services Corp.
    2.110%                            07/08/02       71,000         71,000,000
    2.060%                            07/09/02       32,864         32,864,000
    2.100%                            08/07/02*      23,000         23,035,049
    1.998%                            09/03/02*      94,700         94,720,229
CFM International
    2.000%                            07/01/02*      42,625         42,625,000
Countrywide Home Loans, Inc.
    2.020%                            08/06/02       67,500         67,501,642
Four Winds Funding L.L.C.
    1.840%                            07/29/02*      40,000         40,000,000
General Electric Capital Corp.
    1.869%                            07/09/02*      40,000         40,000,000
    1.839%                            07/29/02*      46,000         46,012,585
Goldman Sachs Group, Inc.
    2.160%                            07/15/02*      49,000         49,000,000
    2.310%                            07/16/02*      20,000         20,036,469
Heller Financial, Inc.
    2.340%                            07/08/02*       7,000          7,028,799
Household Finance Corp.
    1.910%                            07/26/02*     161,000        160,994,259
    2.010%                            07/26/02*      18,000         18,006,767
K2 L.L.C.
    1.824%                            07/01/02*      41,000         41,000,000
Key Bank N.A.
    2.050%                            07/01/02*      40,000         40,020,400
    1.860%                            07/03/02*      61,000         61,005,119
    1.940%                            07/19/02       25,000         25,001,125
    1.993%                            08/01/02*      25,000         25,016,572
    1.997%                            09/16/02*      20,000         20,010,588
    1.941%                            09/19/02*      10,000         10,001,853
Lehman Brothers Holdings, Inc.
    2.440%                            07/05/02*      12,350         12,382,851
Liberty Lighthouse U.S. Capital Co.
    1.870%                            08/15/02*      75,000         74,980,397
Merrill Lynch & Co., Inc.
    1.824%                            07/05/02*     100,000         99,974,821
    1.970%                            07/23/02*      30,000         30,009,726
Morgan Stanley Dean Witter & Co.
    1.900%                            07/15/02*      38,200         38,200,000
National Rural Utilities Cooperative
   Finance Corp.
    1.990%                            07/15/02*       7,400          7,401,482
Nationwide Building Society
    1.840%                            07/15/02*       4,340          4,339,473
Northern Rock P.L.C.
    1.860%                            07/17/02*     196,000        196,000,000
Paradigm Funding L.L.C.
    1.810%                            07/08/02*     150,000        150,000,000


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 ANNUALIZED                                          PAR
 YIELD/RATE                           MATURITY      (000)           VALUE+
 ----------                           --------     --------     --------------

VARIABLE RATE OBLIGATIONS++ (CONTINUED)
PNC Bank N.A.
    2.034%                            07/08/02*    $105,000     $  105,186,153
    2.133%                            07/08/02*      10,000         10,009,333
Racers Series 2002-07-MM
    1.990%                            07/15/02*     129,000        129,000,000
Racers Series 2002-18-C
    1.790%                            07/15/02*      75,000         74,886,304
Rural Electric Cooperative Grantor Trust
  (Kansas Electric Power Cooperative)
    1.850%                            07/03/02*      11,730         11,730,000
Salomon Smith Barney Holdings, Inc.
    2.179%                            07/29/02*       1,660          1,663,569
Verizon Global Funding Corp.
    1.947%                            09/16/02*     121,000        121,001,408
Wells Fargo & Co.
    1.820%                            07/29/02*      50,000         50,000,000
                                                                --------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $2,402,608,286)                                          2,402,608,286
                                                                --------------
YANKEE BONDS -- 0.2%
Quebec Province
  (Cost $10,444,080)
    8.800%                            04/15/03       10,000         10,444,080
                                                                --------------



                                                     SHARES         VALUE+
                                                     ------     --------------

TEMPORARY INVESTMENTS -- 2.6%
Dreyfus Cash Management Plus #719
  (Cost $164,584,617)                           164,584,617     $  164,584,617
                                                                --------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $6,201,858,882)                                          6,201,858,882
                                                                --------------
OTHER ASSETS AND LIABILITIES -- 0.2%
Interest receivable and other assets                                20,792,053
Dividends payable                                                   (8,751,512)
Accrued expenses                                                    (1,727,377)
                                                                --------------
                                                                    10,313,164
                                                                --------------
NET ASSETS -- 100.0%
Applicable to 3,787,758,532
  Institutional Shares,
  1,419,577,548 N Shares,
  673,564,464 Exchange Shares, and
  331,224,333 Service Shares of
  beneficial interest outstanding,
  $.001 par value (Note 8)                                      $6,212,172,046
                                                                ==============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER SHARE EACH FOR INSTITUTIONAL
  SHARES, N SHARES, EXCHANGE SHARES,
  AND SERVICE SHARES                                                     $1.00
                                                                         =====

--------------
+  See Note 2a to the Financial Statements.
++ Rate in effect on 06/30/02.
*  Date of next interest rate reset.
PS -- Security with a "put" feature; date shown is when security may be put back for redemption.
VR -- Variable rate demand note; interest rate in effect on 06/30/02. Maturity date is the later of the next interest rate change or exercise of the demand feature.
TECP -- Tax-Exempt Commercial Paper.


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 ANNUALIZED                                          PAR
 YIELD/RATE                           MATURITY      (000)            VALUE+
 ----------                           --------     --------       ------------

MUNICIPAL BONDS -- 98.8%
ALABAMA -- 0.9%
Chatom, Alabama, Industrial Development
  Board Pollution Control Revenue Bonds
  (Alabama Electric Project) VR
    1.550%                            07/07/02     $  3,745       $  3,745,000
Columbia, Alabama, Industrial Development
  Board Pollution Control Revenue Bonds
  (Alabama Power Co. Project)
  Series C VR
    2.000%                            07/01/02        4,800          4,800,000
                                                                  ------------
                                                                     8,545,000
                                                                  ------------
ALASKA -- 4.0%
Alaska State Housing Financial Corp.
  Governmental Purpose Revenue Bonds
  (University of Alaska) Series A VR
    1.400%                            07/07/02       31,400         31,400,000
Anchorage, Alaska, Electric Utility
  Revenue Bonds Series 1996D VR
    1.250%                            07/07/02        7,500          7,500,000
                                                                  ------------
                                                                    38,900,000
                                                                  ------------
CALIFORNIA -- 1.6%
California State Revenue Anticipation
  Warrants Series B
    3.000%                            11/27/02       15,500         15,575,680
                                                                  ------------
COLORADO -- 4.4%
Colorado Health Facilities Authority
  Revenue Bonds (Sisters of Charity) VR
    1.250%                            07/07/02        5,000          5,000,000
Colorado Housing & Finance Authority
  Revenue Bonds (Multifamily Project-
  Class I) Series A-4 VR
    1.250%                            07/03/02        8,000          8,000,000
Moffat County, Colorado, Pollution Control
  Revenue Bonds (National Rural Utilities
  Co-Op) VR
    1.550%                            07/07/02       29,135         29,135,000
                                                                  ------------
                                                                    42,135,000
                                                                  ------------
FLORIDA -- 5.3%
Dade County, Florida, Industrial
  Development Authority Exempt
  Facilities Revenue Bonds (Florida
  Power & Light Co.) VR
    1.900%                            07/01/02        2,750          2,750,000
Putnam County, Florida, Development
  Authority Pollution Control Revenue
  Bonds (Seminole Electric Project)
  Series H-3 PS
    2.000%                            09/16/02        6,000          6,000,000
St. Lucie County, Florida, Pollution Control
  Revenue Bonds (Florida Power &
  Light Co.) VR
    1.950%                            07/01/02       31,800         31,800,000



 ANNUALIZED                                          PAR
 YIELD/RATE                           MATURITY      (000)            VALUE+
 ----------                           --------     --------       ------------

MUNICIPAL BONDS (CONTINUED)
FLORIDA (CONTINUED)
Sunshine State Governmental Financing
  Commission Series C TECP
    1.300%                            07/09/02     $  5,000       $  5,000,000
Sunshine State Governmental Financing
  Commission Series D TECP
    1.450%                            10/10/02        5,440          5,440,000
                                                                  ------------
                                                                    50,990,000
                                                                  ------------
GEORGIA -- 3.7%
Burke County, Georgia, Development
  Authority Pollution Control Revenue
  Bonds (Georgia Power Co. Plant Vogtle
  Project) 1st Series PS
    1.750%                            03/03/03        6,000          6,000,000
Burke County, Georgia, Development
  Authority Pollution Control Revenue
  Bonds (Georgia Power Co. Plant Vogtle
  Project) 3rd Series VR
    1.900%                            07/01/02        6,600          6,600,000
Burke County, Georgia, Development
  Authority Pollution Control Revenue
  Bonds (Georgia Power Co. Plant Vogtle
  Project) 4th Series VR
    2.000%                            07/01/02       13,600         13,600,000
Monroe County, Georgia, Development
  Authority Pollution Control Revenue
  Bonds (Georgia Power Co.) 2nd
  Series VR
    2.000%                            07/01/02        3,700          3,700,000
Putnam County, Georgia, Development
  Authority Pollution Control Revenue
  Bonds (Georgia Power Co. Plant Branch
  Project) VR
    2.000%                            07/01/02        6,000          6,000,000
                                                                  ------------
                                                                    35,900,000
                                                                  ------------
HAWAII -- 1.0%
ABN Amro Munitops Certificates Trust
  (Hawaii) Series 11 PS
    1.600%                            11/19/02        9,980          9,980,000
                                                                  ------------
ILLINOIS -- 14.3%
ABN Amro Munitops Certificates Trust
  (Multistate) Series 2 VR
    1.330%                            07/07/02       10,000         10,000,000
ABN Amro Munitops Certificates Trust
  (Multistate) Series 3 VR
    1.330%                            07/07/02       15,000         15,000,000
Cary, Illinois, Special Tax Revenue Bonds
  (Foxford Special Service Area No. 2) VR
    1.250%                            07/07/02        8,230          8,230,000
Chicago, Illinois, Metropolitan Water
  Reclamation District Greater Chicago
  General Obligation Bonds Series A VR
    1.200%                            07/01/02        7,000          7,000,000


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 ANNUALIZED                                          PAR
 YIELD/RATE                           MATURITY      (000)            VALUE+
 ----------                           --------     --------       ------------

MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
Cook  County, Illinois, General Obligation
  Bonds (Capital Improvement)
  Series B VR
    1.430%                            07/07/02     $ 10,000       $ 10,000,000
Illinois Development Finance Authority
  Revenue Bonds (Lake Forest
  Academy) VR
    1.250%                            07/07/02        4,000          4,000,000
Illinois Development Finance Authority
  Revenue Bonds (McGaw YMCA
  Evanston Project) VR
    1.400%                            07/03/02        4,000          4,000,000
Illinois Development Finance Authority
  Revenue Bonds (North Park University)
  VR
    1.250%                            07/07/02       23,000         23,000,000
Illinois Development Finance Authority
  Revenue Bonds (Presbyterian Home
  Lake) Series A VR
    1.250%                            07/07/02       28,000         28,000,000
Illinois Educational Facilities Authority
  Revenue Bonds (Field Museum of
  Natural History) VR
    1.250%                            07/07/02       10,400         10,400,000
Illinois Educational Facilities Authority
  Revenue Bonds (Northwestern
  University) VR
    1.300%                            07/07/02        2,900          2,900,000
Illinois Health Facilities Authority Revenue
  Bonds (Resurrection Health Care)
  Series A VR
    1.850%                            07/01/02        6,000          6,000,000
Illinois Health Facilities Authority Revenue
  Bonds (Southern Illinois Healthcare)
  Series B VR
    1.350%                            07/07/02        9,215          9,215,000
                                                                  ------------
                                                                   137,745,000
                                                                  ------------
INDIANA -- 10.3%
ABN Amro Munitops Certificates Trust
  (Multistate) Series 5 VR
    1.330%                            07/07/02       20,746         20,746,000
ABN Amro Munitops Certificates Trust
  (Multistate) Series 7 PS
    2.000%                            05/21/03        5,000          5,000,000
Indiana Bond Bank Advance Funding
  Program Revenue Notes Series A-2
    2.250%                            01/22/03       18,000         18,059,768
Indiana Health Facilities Finance Authority
  Revenue Bonds (Ascension Health
  Credit) Series A-1 PS
    1.830%                            07/03/03       10,000         10,000,000
Indiana Health Facilities Finance Authority
  Revenue Bonds (Ascension Health
  Credit) Series A-4 PS
    1.800%                            03/04/03       10,000         10,000,000



 ANNUALIZED                                          PAR
 YIELD/RATE                           MATURITY      (000)            VALUE+
 ----------                           --------     --------       ------------

MUNICIPAL BONDS (CONTINUED)
INDIANA (CONTINUED)
Indiana Health Facilities Finance Authority
  Revenue Bonds (Ascension Health
  Credit) Series B VR
    1.200%                            07/07/02     $  4,200       $  4,200,000
Indiana Health Facilities Finance Authority
  Revenue Bonds (Union Hospital, Inc.
  Project) VR
    1.290%                            07/07/02        8,000          8,000,000
Indiana State Office Building Commission
  TECP
    1.400%                            10/15/02       13,800         13,800,000
Indiana State Office Building Commission
  Facilities Revenue Bonds (Pendleton
  Juvenile Facility) Series A VR
    1.200%                            07/07/02        9,600          9,600,000
                                                                  ------------
                                                                    99,405,768
                                                                  ------------
KENTUCKY -- 5.5%
Clark County, Kentucky, Pollution Control
  Revenue Bonds (Eastern Kentucky
  Power-National Rural) Series J-1 PS
    2.050%                            10/15/02       10,935         10,935,000
Kentucky Economic Development Finance
  Authority Hospital Facilities Revenue
  Bonds (Baptist Healthcare System)
  Series B VR
    1.250%                            07/07/02        9,550          9,550,000
Kentucky Economic Development Finance
  Authority Hospital Facilities Revenue
  Bonds (Baptist Healthcare System)
  Series C VR
    1.850%                            07/01/02       15,510         15,510,000
Kentucky State Property & Buildings
  Revenue Bonds (Project No. 69)
  Series A RANS
    4.000%                            08/01/02        3,635          3,642,834
Mason County, Kentucky, Pollution Control
  Revenue Bonds (East Kentucky Power
  Co-Op) Series B-2 VR
    1.550%                            07/07/02        7,620          7,620,000
Mason County, Kentucky, Pollution Control
  Revenue Bonds (East Kentucky Power
  Co-Op) Series B-3 VR
    1.550%                            07/07/02        5,260          5,260,000
                                                                  ------------
                                                                    52,517,834
                                                                  ------------
LOUISIANA -- 2.3%
Lake Charles, Louisiana, Harbor Terminal
  District Revenue Bonds (Conoco, Inc.
  Project) Series A VR
    1.250%                            07/07/02       12,100         12,100,000
Louisiana State, Offshore Terminal
  Authority Deepwater Port Revenue
  Bonds (Loop, Inc. Project) VR
    1.800%                            07/01/02       10,000         10,000,000
                                                                  ------------
                                                                    22,100,000
                                                                  ------------


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 ANNUALIZED                                          PAR
 YIELD/RATE                           MATURITY      (000)            VALUE+
 ----------                           --------     --------       ------------

MUNICIPAL BONDS (CONTINUED)
MARYLAND -- 0.2%
Maryland State General Obligation Bonds
   (State & Local Facilities) 2nd Series
    5.000%                            07/15/02     $  2,000       $  2,002,779
                                                                  ------------
MASSACHUSETTS -- 2.2%
Massachusetts Water Resources
  Authority TECP
    1.500%                            07/22/02       15,000         15,000,000
Route 3 North Transportation Improvement
  Association, Massachusetts Lease
  Revenue Bonds Series B VR
    1.200%                            07/07/02        6,000          6,000,000
                                                                  ------------
                                                                    21,000,000
                                                                  ------------
MICHIGAN -- 1.7%
Michigan State Strategic Fund Pollution
   Control Revenue Refunding Bonds
   (Consumers Power Project) VR
    1.850%                            07/01/02       16,300         16,300,000
                                                                  ------------
MISSISSIPPI -- 0.2%
Claiborne County, Mississippi, Series G-2
  TECP
    1.700%                            10/11/02        1,600          1,600,000
                                                                  ------------
MISSOURI -- 3.9%
Lees Summit, Missouri, Multifamily
  Housing Revenue Bonds (Affordable
  Housing Acquisition) Series A VR
    1.400%                            07/07/02       29,340         29,340,000
Lees Summit, Missouri, Multifamily
  Housing Revenue Bonds (Affordable
  Housing Acquisition) Series B VR
    1.400%                            07/07/02        2,680          2,680,000
Missouri State Health & Educational
   Facilities Authority Revenue Bonds
   (Washington University) Series B VR
    1.850%                            07/01/02        5,900          5,900,000
                                                                  ------------
                                                                    37,920,000
                                                                  ------------
NEBRASKA -- 1.4%
Lincoln, Nebraska, Electric Systems TECP
    1.650%                            08/09/02       13,600         13,600,000
                                                                  ------------
NEVADA -- 1.5%
ABN Amro Munitops Certificates Trust
  (Multistate) Series 19 PS
    1.850%                            10/10/02       10,950         10,950,000
Clark County, Nevada, Highway Revenue
   Bonds TECP
    1.500%                            07/23/02        3,600          3,600,000
                                                                  ------------
                                                                    14,550,000
                                                                  ------------



 ANNUALIZED                                          PAR
 YIELD/RATE                           MATURITY      (000)            VALUE+
 ----------                           --------     --------       ------------

MUNICIPAL BONDS (CONTINUED)
OHIO -- 1.8%
Ohio State Air Quality Development
  Authority Revenue Bonds (Cleveland
  Electric) Series B TECP
    1.600%                            07/11/02     $  3,000       $  3,000,000
    1.450%                            10/11/02        8,400          8,400,000
Ohio State Higher Education Facilities
  Revenue Bonds (Polled Finance
  Progress) Series A VR
    1.250%                            07/07/02        5,575          5,575,000
                                                                  ------------
                                                                    16,975,000
                                                                  ------------
OKLAHOMA -- 3.8%
Muskogee, Oklahoma, Industrial Trust
  Pollution Control Revenue Bonds
  (Oklahoma Gas & Electric Co.)
  Series A VR
    2.150%                            07/07/02       36,600         36,600,000
                                                                  ------------
OREGON -- 0.7%
Oregon State Department Administrative
  Services Certificate of Participation
  Series C
    2.500%                            11/01/02        2,260          2,267,852
Oregon State Series A TRANS
    3.250%                            05/01/03        4,500          4,545,912
                                                                  ------------
                                                                     6,813,764
                                                                  ------------
TENNESSEE -- 0.5%
Metropolitan Government Nashville &
  Davidson Counties, Tennessee, Health
  & Educational Facilities Board Revenue
  Bonds (Ascension Health Credit)
  Series B-1 PS
    1.650%                            07/02/02        5,000          5,000,000
                                                                  ------------
TEXAS -- 10.2%
ABN Amro Munitops Certificates Trust
  (Multistate) Series 13 PS
    2.800%                            07/17/02        6,000          6,000,000
Austin, Texas, Combined Utility System
  TECP
    1.450%                            11/08/02        9,081          9,081,000
Denton, Texas, Independent School
  District General Obligation Bonds
  Series B PS
    2.650%                            08/15/02       10,000         10,000,000
Harris County, Texas, Health Facility
  Development Corp. Hospital Revenue
  Bonds (Texas Children's Hospital)
  Series B-1 VR
    1.850%                            07/01/02        9,900          9,900,000
Nueces County, Texas, Health Facilities
  Development Corp. Revenue Bonds
  (Driscoll Children's Foundation
  Project) VR
    1.400%                            07/07/02       17,600         17,600,000


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 ANNUALIZED                                          PAR
 YIELD/RATE                           MATURITY      (000)            VALUE+
 ----------                           --------     --------       ------------

MUNICIPAL BONDS (CONTINUED)
TEXAS (CONTINUED)
Texas Higher Education Authority Revenue
  Bonds Series B VR
    1.250%                            07/07/02     $ 10,370       $ 10,370,000
Texas Small Business Industrial
  Development Revenue Bonds VR
    1.400%                            07/07/02       25,200         25,200,000
Texas State Series A-L32 TRANS
    3.750%                            08/29/02       10,000         10,035,681
                                                                  ------------
                                                                    98,186,681
                                                                  ------------
VIRGINIA -- 3.4%
Clarke County, Virginia, Industrial
  Development Authority Hospital
  Facilities Revenue Bonds (Winchester
  Medical Center, Inc.) VR
    1.350%                            07/07/02       22,600         22,600,000
Virginia Commonwealth Transportation
  Board Federal Highway Reimbursement
  RANS
    5.000%                            10/01/02       10,000         10,090,386
                                                                  ------------
                                                                    32,690,386
                                                                  ------------
WASHINGTON -- 3.0%
Issaquah, Washington, Community
  Properties Special Revenue Bonds
  Series A VR
    1.300%                            07/07/02       15,000         15,000,000
Washington State Health Care Facilities
  Authority Revenue Bonds (Fred
  Hutchinson Cancer Center) VR
    2.050%                            07/01/02       10,105         10,105,000
Washington State Health Care Facilities
  Authority Revenue Bonds (Fred
  Hutchinson Cancer Center) Series A VR
    2.050%                            07/01/02        1,000          1,000,000
Washington State Health Care Facilities
  Authority Revenue Bonds (Fred
  Hutchinson Cancer Center) Series B VR
    2.050%                            07/01/02        2,350          2,350,000
                                                                  ------------
                                                                    28,455,000
                                                                  ------------
WEST VIRGINIA -- 1.6%
ABN Amro Munitops Certificates Trust
  (Multistate) Series 12 PS
    1.750%                            09/12/02       15,000         15,000,000
                                                                  ------------
WISCONSIN -- 8.6%
Antigo, Wisconsin, University School
  District TRANS
    2.500%                            10/30/02        4,900          4,903,969
Baraboo, Wisconsin, School District
  TRANS
    2.000%                            09/20/02        2,540          2,542,235
Brown Deer, Wisconsin, School District
  TRANS
    2.600%                            10/17/02        1,850          1,850,904



 ANNUALIZED                                          PAR
 YIELD/RATE                           MATURITY      (000)            VALUE+
 ----------                           --------     --------       ------------

MUNICIPAL BONDS (CONTINUED)
WISCONSIN (CONTINUED)
Burlington Area, Wisconsin, School
  District TRANS
    2.750%                            09/20/02     $  6,500       $  6,501,119
Chilton, Wisconsin, School District BANS
    1.910%                            12/23/02        4,500          4,502,405
Elkhorn, Wisconsin, Area School District
  TRANS
    3.250%                            08/23/02        4,800          4,802,090
Hartford, Wisconsin, School District
  TRANS
    2.750%                            09/30/02        4,100          4,101,193
Howard Suamico, Wisconsin, School
  District TRANS
    2.850%                            08/23/02        4,500          4,501,206
Lodi, Wisconsin, School District TRANS
    2.500%                            10/30/02        3,500          3,503,170
Milwaukee, Wisconsin, Redevelopment
  Authority Revenue Bonds (American
  Society for Quality) VR
    1.350%                            07/07/02        2,000          2,000,000
Muskego Norway, Wisconsin, School
  District BANS
    2.250%                            04/01/03       13,115         13,137,748
Northeast, Wisconsin, Technical College
  District BANS
    2.750%                            10/01/02        1,840          1,844,094
Onalaska, Wisconsin, School District
  TRANS
    2.500%                            10/17/02        2,800          2,802,181
South Milwaukee, Wisconsin, School
  District BANS
    2.200%                            03/10/03        6,000          6,004,991
Stevens Point, Wisconsin, Area Public
  School District BANS
    2.250%                            06/02/03        3,300          3,306,031
Stoughton, Wisconsin, Area School
  District TRANS
    2.500%                            10/30/02        2,500          2,501,699
Sun Prairie, Wisconsin, BANS
    1.850%                            11/21/02        1,450          1,450,813
Valders, Wisconsin, Area School District
  BANS
    2.000%                            06/02/03        2,400          2,404,704
Watertown, Wisconsin, General Obligation
  Notes
    2.300%                            05/30/03        2,500          2,503,871
West de Pere, Wisconsin, School District
  TRANS
    2.700%                            10/28/02        1,750          1,750,944
Westby, Wisconsin, School District BANS
    2.800%                            11/01/02        5,810          5,831,147
                                                                  ------------
                                                                    82,746,514
                                                                  ------------


                      See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 ANNUALIZED                                          PAR
 YIELD/RATE                           MATURITY      (000)            VALUE+
 ----------                           --------     --------       ------------

MUNICIPAL BONDS (CONTINUED)
WYOMING -- 0.8%
Gillette, Wyoming, Pollution Control
  Revenue Bonds (Pacificorp) VR
    1.350%                            07/07/02     $  2,515       $  2,515,000
Uinta County, Wyoming, Pollution Control
  Revenue Bonds (Chevron Corp.
  Project) VR
    1.750%                            07/01/02        5,000          5,000,000
                                                                  ------------
                                                                     7,515,000
                                                                  ------------
TOTAL MUNICIPAL BONDS
  (Cost $950,749,406)                                              950,749,406
                                                                  ------------

                                                   SHARES
                                                  --------
TEMPORARY INVESTMENTS -- 1.2%
Dreyfus Tax-Exempt Cash
  Management #264                                 5,424,805          5,424,805
Federated Tax-Free Obligation Fund                5,556,897          5,556,897
Goldman Sachs Financial Square
  Tax-Exempt Money Market Portfolio                 901,957            901,957
                                                                  ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $11,883,659)                                                11,883,659
                                                                  ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $962,633,065)                                              962,633,065
                                                                  ------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Interest receivable and other assets                                 3,511,186
Payable for securities purchased                                    (2,404,704)
Dividends payable                                                   (1,043,893)
Accrued expenses                                                      (297,058)
                                                                  ------------
                                                                      (234,469)
                                                                  ------------
NET ASSETS -- 100.0%
Applicable to 712,927,782
  Institutional Shares, 219,234,682
  N Shares, and 30,242,015 Service
  Shares of beneficial interest
  outstanding, $.001 par value
  (Note 8)                                                        $962,398,596
                                                                  ============
NET ASSET VALUE, OFFERING, AND
  REDEMPTION PRICE PER SHARE EACH FOR
  INSTITUTIONAL SHARES, N SHARES, AND
  SERVICE SHARES                                                         $1.00
                                                                         =====

--------------
+  See Note 2a to the Financial Statements.
PS -- Security with a "put" feature; date shown is when security may be put back for redemption.
VR -- Variable rate demand note; interest rate in effect on 06/30/02. Maturity date is the later of the next interest rate change or exercise of the demand feature.
BANS -- Bond Anticipation Note.
RANS -- Revenue Anticipation Note.
TECP -- Tax-Exempt Commercial Paper.
TRANS -- Tax and Revenue Anticipation Note.


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                             PAR
   RATE                               MATURITY      (000)            VALUE+
 ----------                           --------     --------       ------------

AGENCY OBLIGATIONS -- 1.7%
Federal National Mortgage Association
    6.000%                            05/15/08     $    195       $    208,041
    5.500%                            03/15/11        3,900          3,963,102
                                                                  ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $3,997,664)                                                  4,171,143
                                                                  ------------
ASSET-BACKED SECURITIES -- 11.8%
BankBoston Marine Asset-Backed Trust
  Series 1997-2, Class A7
    6.820%                            04/15/13          421            438,824
California Infrastructure Pacific Gas &
  Electric Series 1997-1, Class A7
    6.420%                            09/25/08        1,753          1,863,631
California Infrastructure Southern
   California Edison Co. Series 1997-1,
   Class A6
    6.380%                            09/25/08        2,018          2,143,977
Capital One Master Trust Series 2001-7A,
  Class A
    3.850%                            08/15/07        1,275          1,286,725
Charming Shoppes Master Trust
  Series 1997-1, Class A
    2.190%                            04/15/06        2,500          2,487,500
CIT Equipment Collateral Series 2000-2,
  Class A4
    6.930%                            07/20/11        1,895          1,992,073
Citibank Credit Card Issuance Trust
  Series 2000-C1, Class C1
    7.450%                            09/15/07        1,550          1,666,601
Citibank Credit Card Master Trust I
  Series 1999-5, Class A
    6.100%                            05/15/08        3,000          3,186,657
Credit Card Receivable Trust Series 1998-IA,
   Class A
    6.478%                            12/22/04        1,809          1,891,777
Household Home Equity Loan Trust
  Series 1999-1, Class A3
    7.210%                            10/20/30        4,365          4,558,785
Ikon Receivables L.L.C. Series 1999-1,
  Class A4
    6.230%                            05/15/05        1,200          1,219,732
MBNA Master Credit Card Trust
  Series 1999-M, Class C
    7.450%                            04/16/07        1,400          1,490,562
New Century Home Equity Loan Trust
  Series 1997-NC6, Class A6
    7.010%                            05/25/26        4,500          4,707,873
                                                                  ------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $28,102,343)                                                28,934,717
                                                                  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 28.0%
Bear Stearns Mortgage Securities, Inc.
  Series 1997-2, Class A4
    6.500%                            03/28/09        1,590          1,600,414
Chase Mortgage Finance Corp.
  Series 1993-L, Class 1A11
   10.823%                            10/25/09        2,459          2,721,803




  COUPON                                             PAR
   RATE                               MATURITY      (000)            VALUE+
 ----------                           --------     --------       ------------

COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Citicorp Mortgage Securities, Inc.
  Series 1993-13, Class A4
    4.003%                            11/25/08     $  2,091       $  2,097,975
Citicorp Mortgage Securities, Inc.
  Series 1993-13, Class A5
   12.725%                            11/25/08          703            765,868
Citicorp Mortgage Securities, Inc.
   Series 1993-13, Class A6
    8.500%                            11/25/08          423            447,772
Countrywide Funding Corp. Series 1994-5,
  Class A7F
    3.872%                            03/25/09        2,915          2,939,544
Countrywide Funding Corp. Series 1994-5,
  Class A7S
   11.894%                            03/25/09        1,097          1,217,269
Countrywide Funding Corp. Series 1994-5,
  Class A7T
    9.000%                            03/25/09          696            773,839
DLJ Commercial Mortgage Corp.
  Series 1998-CF2, Class A1A
    5.880%                            11/12/31        1,961          2,037,497
DLJ Mortgage Acceptance Corp.
  Series 1995-Q1, Class A1-S IO
    1.736%                            03/25/25            5                502
DLJ Mortgage Acceptance Corp.
   Series 1996-M, Class A1
    6.683%                            11/28/11        2,516          2,541,497
DLJ Mortgage Acceptance Corp.
  Series 1997-CF2, Class CP IO
    1.364%                            11/15/04       51,000          1,530,000
Federal Home Loan Mortgage Corp.
  Series 150, Class IO
    7.500%                            07/01/23          692            146,389
Federal Home Loan Mortgage Corp.
  Series 2100, Class GA
    6.000%                            04/15/12        3,012          3,127,536
Federal Home Loan Mortgage Corp.
  Series 2129, Class PD
    5.750%                            09/15/09        1,165          1,193,074
Federal National Mortgage Association
  Series 1993-183, Class M
    6.500%                            07/25/23        1,700          1,749,211
Federal National Mortgage Association
   Series 1993-197, Class SB
   10.667%                            10/25/08        1,700          1,837,618
Federal National Mortgage Association
  Series 1997-20 IO
    1.840%                            03/25/27        9,825            624,494
Federal National Mortgage Association
  Series 1997-70, Class PE PO
   10.834%                            04/25/22        1,890          1,596,452
Federal National Mortgage Association
  Series 1998-T1, Class A
    6.925%                            12/28/28        1,211          1,294,634
Federal National Mortgage Association
  Series 2001-60, Class PQ
    5.500%                            10/25/20        6,000          6,141,696


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                             PAR
   RATE                               MATURITY      (000)            VALUE+
 ----------                           --------     --------       ------------

COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Federal National Mortgage Association
  Series 2001-69, Class PE
    6.000%                            11/25/15     $  3,000       $  3,063,333
Federal National Mortgage Association
   Series 2002-14, Class PE
    6.000%                            01/25/32        2,477          2,500,701
First Union-Chase Commercial Mortgage
  Series 1999-C2, Class IO
    0.902%                            06/15/31       67,305          2,499,277
LB Commercial Conduit Mortgage Trust
  Series 1999-C2, Class A2
    7.325%                            09/15/09          780            863,930
LB-UBS Commercial Mortgage Trust
  Series 2000-C4, Class A1
    7.180%                            09/15/09        1,825          1,972,521
LB-UBS Commercial Mortgage Trust
  Series 2001-C2, Class A1
    6.270%                            10/15/10        2,141          2,245,555
Morgan Stanley Capital I Series 1998-WF2,
  Class A2
    6.540%                            07/15/30        2,655          2,845,253
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP5, Class A4
    6.390%                            10/15/35        1,500          1,576,552
Norwest Asset Securities Corp.
  Series 1998-6, Class A15
    6.750%                            04/25/28        2,140          2,229,003
Permanent Financing P.L.C. Series 1,
  Class 2A
    4.200%                            06/10/07        3,500          3,535,000
PNC Mortgage Securities Corp.
  Series 1996-2, Class A4
    6.600%                            02/25/11        4,534          4,685,616
Structured Asset Securities Corp. NIM
  Trust Series 2001-1, Class A
    7.500%                            07/27/30          110            109,554
Structured Asset Securities Corp.
  Series 1998-RF3, Class AIO IO
    6.100%                            06/15/28        6,878          1,040,282
Washington Mutual Series 2002-AR3,
   Class A4
    5.460%                            04/26/32        3,008          3,024,656
                                                                  ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $67,841,902)                                                68,576,317
                                                                  ------------
MORTGAGE-BACKED SECURITIES -- 6.9%
Federal Home Loan Mortgage Corp.
  Pool #C00515
    7.500%                            05/01/27          192            201,993
Federal National Mortgage Association
    6.000%                            01/15/17        2,315          2,363,109
    6.500%                            01/15/17        4,000          4,148,125
Federal National Mortgage Association
  Pool #305189
    9.000%                            01/01/25           13             14,203



  COUPON                                             PAR
   RATE                               MATURITY      (000)            VALUE+
 ----------                           --------     --------       ------------

MORTGAGE-BACKED SECURITIES (CONTINUED)
Federal National Mortgage Association
  Pool #305555
    9.000%                            01/01/25     $     66       $     72,520
Federal National Mortgage Association
  Pool #306031
    9.000%                            02/01/25           67             73,020
Federal National Mortgage Association
  Pool #306674
    9.000%                            03/01/25           14             14,833
Federal National Mortgage Association
  Pool #317306
    9.000%                            07/01/25           44             48,071
Federal National Mortgage Association
  Pool #338001
    9.000%                            10/01/25            4              3,867
Federal National Mortgage Association
   Pool #585727
    6.000%                            05/01/16        6,129          6,263,495
Government National Mortgage Association
  Pool #326150
    7.000%                            09/15/23          112            117,640
Government National Mortgage Association
  Pool #333668
    7.000%                            07/15/23          227            237,434
Government National Mortgage Association
  Pool #345039
    7.000%                            09/15/23          339            355,157
Government National Mortgage Association
  Pool #345536
    7.000%                            01/15/24          202            211,109
Government National Mortgage Association
  Pool #351638
    7.000%                            06/15/23          395            413,646
Government National Mortgage Association
   Pool #377553
    7.000%                            07/15/25          380            396,809
Government National Mortgage Association
  Pool #383330
    7.000%                            07/15/25          333            348,243
Government National Mortgage Association
  Pool #391901
    7.000%                            07/15/25          193            201,980
Government National Mortgage Association
  Pool #397755
    7.000%                            05/15/24          289            302,845
Government National Mortgage Association
  Pool #406568
    7.000%                            07/15/25          481            501,823
Government National Mortgage Association
  Pool #407660
    7.000%                            07/15/25          333            347,580
Government National Mortgage Association
   Pool #780023
    7.000%                            09/15/24          324            339,856
                                                                  ------------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $16,460,857)                                                16,977,358
                                                                  ------------


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                             PAR
   RATE                               MATURITY      (000)            VALUE+
 ----------                           --------     --------       ------------

CONVERTIBLE CORPORATE BONDS -- 0.2%
TELEPHONES
Nortel Networks Corp., Series 144A
  (Cost $930,000)
    4.250%                            09/01/08     $    930       $    421,987
                                                                  ------------
CORPORATE BONDS -- 39.1%
ELECTRIC -- 0.5%
American Electric Power Co., Inc.
    6.125%                            05/15/06        1,145          1,167,537
                                                                  ------------
FINANCE -- BANK-- 6.5%
Bank of America Corp.
    5.250%                            02/01/07        2,000          2,043,704
    7.400%                            01/15/11        1,650          1,809,972
Bank One Corp.
    6.400%                            08/01/02        2,500          2,508,725
M & T Bank
    8.000%                            10/01/10        2,080          2,337,808
Mercantile Bancorp
    7.050%                            06/15/04        1,670          1,779,278
Union Planters Corp.
    7.750%                            03/01/11        1,750          1,925,149
Washington Mutual Bank F.A.
    6.875%                            06/15/11        1,920          2,020,948
Wells Fargo & Co.
    6.375%                            08/01/11        1,525          1,588,348
                                                                  ------------
                                                                    16,013,932
                                                                  ------------
FINANCE -- NON-BANK -- 12.1%
Associates Corp. of North America
    5.750%                            10/15/03          190            197,436
Beneficial Corp.
    8.400%                            05/15/08           45             50,028
Capital One Bank
    8.250%                            06/15/05        3,525          3,679,117
CIT Group, Inc.
    7.750%                            04/02/12        1,760          1,735,508
ERP Operating L.P.
    7.100%                            06/23/04        2,500          2,632,513
Ford Motor Credit Corp.
    7.375%                            02/01/11          700            710,141
    7.250%                            10/25/11        1,620          1,630,499
General Electric Capital Corp.
    5.000%                            06/15/07        1,860          1,876,162
General Motors Acceptance Corp.
    7.625%                            06/15/04        2,375          2,513,814
    6.875%                            09/15/11        2,000          1,988,978
Goldman Sachs Group, Inc.
    7.625%                            08/17/05        2,200          2,412,681
Household Finance Corp.
    6.375%                            10/15/11        2,850          2,731,038
Lehman Brothers Holdings, Inc.
    6.250%                            05/15/06        1,935          2,016,446
Morgan Stanley Dean Witter & Co.
    7.125%                            08/15/03        2,300          2,410,844
    5.625%                            01/20/04          535            554,404



  COUPON                                             PAR
   RATE                               MATURITY      (000)            VALUE+
 ----------                           --------     --------       ------------

CORPORATE BONDS (CONTINUED)
FINANCE - NON-BANK (CONTINUED)
Textron Financial Corp.
    5.875%                            06/01/07     $  2,400       $  2,440,810
                                                                  ------------
                                                                    29,580,419
                                                                  ------------
INDUSTRIAL-- 14.5%
Anadarko Petroleum Corp.
    6.125%                            03/15/12        1,860          1,869,216
AOL Time Warner, Inc.
    6.875%                            05/01/12        1,185          1,094,755
Cendant Corp.
    6.875%                            08/15/06          850            855,643
Comcast Cable Communications, Inc.
    8.375%                            05/01/07        2,000          2,050,406
    6.750%                            01/30/11          575            514,386
ConAgra Foods, Inc.
    6.750%                            09/15/11          975          1,030,599
Delphi Auto Systems Corp.
    6.550%                            06/15/06        1,000          1,043,572
Federated Department Stores, Inc.
    8.500%                            06/01/10        2,000          2,286,550
Gannett Co., Inc.
    5.500%                            04/01/07        1,250          1,286,863
General Mills, Inc.
    6.000%                            02/15/12        2,305          2,287,420
H.J. Heinz Finance Co., Series 144A
    6.000%                            03/15/12        1,500          1,510,229
John Deere Capital Corp.
    7.000%                            03/15/12        1,500          1,610,004
Lockheed Martin Corp.
    7.250%                            05/15/06        2,650          2,881,743
Safeway, Inc.
    6.850%                            09/15/04        3,805          4,050,461
Sears Roebuck Acceptance Corp.
    6.700%                            04/15/12        2,065          2,116,231
TCI Communications, Inc.
    8.750%                            08/01/15        1,145          1,080,898
Tenet Healthcare Corp.
    6.500%                            06/01/12        1,420          1,454,789
Unilever Capital Corp.
    6.875%                            11/01/05        2,500          2,710,335
Valero Energy Corp.
    6.875%                            04/15/12        1,145          1,178,669
Viacom, Inc.
    7.700%                            07/30/10        2,460          2,693,926
                                                                  ------------
                                                                    35,606,695
                                                                  ------------
NATURAL GAS -- 0.8%
Duke Energy Field Services
    7.875%                            08/16/10        1,500          1,594,847
Enron Corp.**
    6.625%                            11/15/05        2,255            304,425
                                                                  ------------
                                                                     1,899,272
                                                                  ------------


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                             PAR
   RATE                               MATURITY      (000)            VALUE+
 ----------                           --------     --------       ------------

CORPORATE BONDS (CONTINUED)
OIL -- 1.5%
Petro Mexicanos Finance, Ltd.
    5.720%                            11/15/03     $  1,097       $  1,124,483
Phillips Petroleum Co.
    8.500%                            05/25/05        2,300          2,572,401
                                                                  ------------
                                                                     3,696,884
                                                                  ------------
TELEPHONES -- 2.7%
AT&T Corp.
    6.000%                            03/15/09        1,890          1,495,425
Sprint Capital Corp.
    8.375%                            03/15/12          575            477,097
Verizon Global Funding Corp.
    6.125%                            06/15/07        1,100          1,096,021
Verizon Wireless, Inc., Series 144A
    5.375%                            12/15/06        1,300          1,214,239
Vodafone Group P.L.C.
    6.650%                            05/01/08        2,000          2,104,720
WorldCom, Inc., Series 144A**
    7.375%                            01/15/03        1,205            241,000
                                                                  ------------
                                                                     6,628,502
                                                                  ------------
TRANSPORTATION -- 0.5%
Burlington Northern Santa Fe Corp.
    6.750%                            07/15/11          690            725,420
CSX Corp.
    6.750%                            03/15/11          410            430,700
                                                                  ------------
                                                                     1,156,120
                                                                  ------------
TOTAL CORPORATE BONDS
  (Cost $96,048,388)                                                95,749,361
                                                                  ------------
YANKEE BONDS -- 1.6%
Banco Santiago S.A.
  (Cost $3,718,661)
    7.000%                            07/18/07        3,730          3,829,833
                                                                  ------------
U.S. TREASURY OBLIGATIONS -- 5.2%
U.S. TREASURY BILLS* -- 0.1%
    1.720%                            08/01/02           50             49,929
    1.950%                            09/12/02          200            199,339
                                                                  ------------
                                                                       249,268
                                                                  ------------
U.S. TREASURY NOTES -- 5.1%
    5.750%                            11/15/05          665            709,888
    7.000%                            07/15/06        6,575          7,346,274
    3.500%                            11/15/06          300            294,750
    6.000%                            08/15/09        1,525          1,657,068
    5.000%                            08/15/11        2,360          2,393,517
                                                                  ------------
                                                                    12,401,497
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $12,474,039)                                                12,650,765
                                                                  ------------



                                                     SHARES          VALUE+
                                                     ------       ------------

TEMPORARY INVESTMENTS -- 5.5%
Goldman Sachs Financial Square Money
  Market Portfolio                                6,658,871       $  6,658,871
J.P. Morgan Institutional Prime Money
  Market Portfolio                                6,771,423          6,771,423
                                                                  ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $13,430,294)                                                13,430,294
                                                                  ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $243,004,148)                                             $244,741,775
                                                                  ============

--------------
+  See Note 2a to the Financial Statements.
*  Securities pledged as collateral for futures contracts.
** Security in default.
IO -- Interest Only Security.
PO -- Principal Only Security.


                                                NUMBER OF          UNREALIZED
                                                CONTRACTS         DEPRECIATION
                                                ---------         ------------

Futures Contracts -- Short Position
  U.S. Treasury Notes, September 2002              160             $(463,750)
                                                   ===             =========


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------


ASSETS
   Investments at value (Cost $243,004,148) ....................................           $244,741,775
   Short-term investments held as collateral for securities on loan ............              8,343,763
   Interest receivable .........................................................              2,737,679
   Receivable for securities sold ..............................................              2,391,186
   Receivable for capital stock sold ...........................................                124,941
   Futures margin receivable ...................................................                 15,000
   Other assets ................................................................                 24,454
                                                                                           ------------
          Total assets .........................................................            258,378,798
                                                                                           ------------

LIABILITIES
   Payable upon return of collateral on securities loaned ......................              8,343,763
   Payable for securities purchased ............................................              9,368,623
   Payable for capital stock redeemed ..........................................                 36,780
   Dividends payable ...........................................................                928,592
   Accrued expenses ............................................................                116,456
                                                                                           ------------
          Total liabilities ....................................................             18,794,214
                                                                                           ------------

NET ASSETS
Applicable to 22,753,389 Institutional Shares, 593,315 N Shares, 133,446 A Shares,
   and 10,639 B Shares of beneficial interest outstanding, $.001 par value (Note 8)        $239,584,584
                                                                                           ============

NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER INSTITUTIONAL SHARE
   ($232,063,788/22,753,389) ...................................................                 $10.20
                                                                                                 ======
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER N SHARE
   ($6,051,236/593,315) ........................................................                 $10.20
                                                                                                 ======
NET ASSET VALUE AND REDEMPTION PRICE PER A SHARE
   ($1,361,051/133,446) ........................................................                 $10.20
                                                                                                 ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
   ($10.20/0.965) (Note 6) .....................................................                 $10.57
                                                                                                 ======
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 5.0%) PER B SHARE
   ($108,509/10,639) ...........................................................                 $10.20
                                                                                                 ======


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                             PAR
   RATE                               MATURITY      (000)            VALUE+
 ----------                           --------     --------       ------------

ASSET-BACKED SECURITIES-- 8.6%
California Infrastructure Pacific Gas &
  Electric Series 1997-1, Class A7
    6.420%                            09/25/08     $    945       $  1,004,639
California Infrastructure Pacific Gas &
  Electric Series 1997-1, Class A8
    6.480%                            12/26/09        2,000          2,142,506
California Infrastructure Southern
  California Edison Co. Series 1997-1,
  Class A7
    6.420%                            12/26/09        1,190          1,275,403
Capital One Master Trust Series 2001-7A,
  Class A
    3.850%                            08/15/07        2,480          2,502,805
Charming Shoppes Master Trust
  Series 1997-1, Class A
    2.190%                            04/15/06        2,500          2,487,500
CIT Equipment Collateral Series 2000-2,
  Class A4
    6.930%                            07/20/11        1,450          1,524,278
Citibank Credit Card Issuance Trust
  Series 2000-C1, Class C1
    7.450%                            09/15/07        2,195          2,360,122
Household Home Equity Loan Trust
  Series 1999-1, Class A3
    7.210%                            10/20/30        3,000          3,133,186
MBNA Master Credit Card Trust
  Series 1999-M, Class C
    7.450%                            04/16/07        1,530          1,628,972
Team Fleet Financing Corp. Series 1997-1,
  Class A
    7.350%                            05/15/03          706            706,328
                                                                  ------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $18,325,329)                                                18,765,739
                                                                  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 31.5%
Bank of America Mortgage Securities, Inc.
  Series 2001-1, Class A16
    7.250%                            02/25/31        3,125          3,269,773
Citicorp Mortgage Securities, Inc.
  Series 1993-13, Class A4
    4.003%                            11/25/08        1,092          1,095,758
Citicorp Mortgage Securities, Inc.
  Series 1993-13, Class A5
   12.725%                            11/25/08          367            400,007
Citicorp Mortgage Securities, Inc.
  Series 1993-13, Class A6
    8.500%                            11/25/08          221            233,868
DLJ Commercial Mortgage Corp.
   Series 1998-CF2, Class A1A
    5.880%                            11/12/31        4,132          4,291,828
DLJ Mortgage Acceptance Corp.
  Series 1996-M, Class A1
    6.683%                            11/28/11          336            338,866
Federal Home Loan Mortgage Corp.
  Series 199, Class IO
    6.500%                            08/01/28        4,394            885,741



  COUPON                                             PAR
   RATE                               MATURITY      (000)            VALUE+
 ----------                           --------     --------       ------------

COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Federal Home Loan Mortgage Corp.
  Series 1848, Class PG
    7.000%                            05/15/26     $  4,773       $  5,062,898
Federal Home Loan Mortgage Corp.
  Series 1875, Class SA IO
   40.075%                            09/15/03        1,871            430,283
Federal Home Loan Mortgage Corp.
  Series 2131, Class VD
    6.000%                            05/15/14        2,412          2,479,048
Federal Home Loan Mortgage Corp.
  Series 2390, Class PW
    6.000%                            04/15/15        5,195          5,222,182
Federal Home Loan Mortgage Corp.
  Series 2443, Class TD
    6.500%                            10/15/30        2,425          2,463,686
Federal National Mortgage Association
  Series 145, Class 1 PO
    9.500%                            06/25/22          718            606,152
Federal National Mortgage Association
  Series 1993-187, Class L
    6.500%                            07/25/23        4,623          4,770,693
Federal National Mortgage Association
  Series 1993-197, Class SB
   10.667%                            10/25/08        2,200          2,378,094
Federal National Mortgage Association
  Series 1993-210, Class S
   10.094%                            11/25/23        1,145          1,127,594
Federal National Mortgage Association
  Series 1997-20 IO
    1.840%                            03/25/27        4,970            315,895
Federal National Mortgage Association
  Series 2001-60, Class PQ
    5.500%                            10/25/20        2,385          2,441,324
Federal National Mortgage Association
  Series 2001-69, Class PE
    6.000%                            11/25/15        7,000          7,147,776
First Union-Chase Commercial Mortgage
  Series 1999-C2, Class IO
    0.902%                            06/15/31       57,690          2,142,237
LB-UBS Commercial Mortgage Trust
  Series 2000-C4, Class A1
    7.180%                            09/15/09        1,023          1,105,807
Merrill Lynch Mortgage Investors, Inc.
  Series 1998-C2, Class A1
    6.220%                            02/15/30          646            676,111
Morgan Stanley Capital I Series 1998-WF2,
  Class A2
    6.540%                            07/15/30        1,270          1,361,006
Morgan Stanley Dean Witter Capital I
  Series 2001-TOP5, Class A4
    6.390%                            10/15/35        1,500          1,576,552
Norwest Asset Securities Corp.
  Series 1999-15, Class A1
    6.250%                            06/25/14        4,448          4,561,286
Permanent Financing P.L.C. Series 1,
  Class 2A
    4.200%                            06/10/07        2,000          2,020,000


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                             PAR
   RATE                               MATURITY      (000)            VALUE+
 ----------                           --------     --------       ------------

COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
PNC Mortgage Securities Corp.
  Series 1998-9, Class 2A2 PO
    6.464%                            09/25/13     $    918       $    819,167
PNC Mortgage Securities Corp.
   Series 1998-11, Class 2A2 PO
    6.389%                            11/25/13        1,956          1,744,603
PNC Mortgage Securities Corp.
  Series 1999-2, Class 5X IO
    6.250%                            02/25/14        2,871            320,258
Residential Asset Securitization Trust
  Series 1998-A5, Class A5
    6.750%                            06/25/28        3,500          3,620,459
Residential Funding Mortgage Security I
  Series 1993-S20, Class A11
    7.250%                            06/25/08        1,291          1,337,345
Structured Asset Securities Corp. NIM
  Trust Series 2001-1, Class A
    7.500%                            07/27/30          110            109,554
Structured Asset Securities Corp.
  Series 1998-RF3, Class AIO IO
    6.100%                            06/15/28        3,288            497,374
Wells Fargo Mortgage-Backed Securities
   Trust Series 2002-8, Class 2A3
    6.000%                            05/25/17        2,100          2,076,123
                                                                  ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $66,817,119)                                                68,929,348
                                                                  ------------
MORTGAGE-BACKED SECURITIES -- 10.1%
Federal National Mortgage Association
    6.500%                            01/15/17        4,000          4,148,125
Federal National Mortgage Association
  Pool #250888
    7.000%                            04/01/12          539            567,681
Federal National Mortgage Association
  Pool #305555
    9.000%                            01/01/25           68             74,103
Federal National Mortgage Association
   Pool #359740
    7.000%                            10/01/26           44             45,269
Federal National Mortgage Association
  Pool #364248
    7.000%                            01/01/27          153            159,382
Federal National Mortgage Association
  Pool #364731
    7.000%                            12/01/26           57             59,117
Government National Mortgage Association
  Pool #442138
    8.000%                            11/15/26        1,288          1,377,424
Government National Mortgage Association
  Pool #555127
    7.000%                            09/15/31        8,360          8,699,416
Government National Mortgage Association
  Pool #780167
    7.000%                            12/15/24        3,105          3,253,189



  COUPON                                             PAR
   RATE                               MATURITY      (000)            VALUE+
 ----------                           --------     --------       ------------

MORTGAGE-BACKED SECURITIES (CONTINUED)
Government National Mortgage Association
  Pool #781040
    7.500%                            11/15/17     $  3,433       $  3,670,905
                                                                  ------------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $21,599,003)                                                22,054,611
                                                                  ------------
CONVERTIBLE CORPORATE BONDS -- 0.2%
TELEPHONES
Nortel Networks Corp., Series 144A
  (Cost $830,000)
    4.250%                            09/01/08          830            376,612
                                                                  ------------
CORPORATE BONDS -- 30.9%
ELECTRIC -- 3.4%
American Electric Power Co., Inc.
    6.125%                            05/15/06        2,000          2,039,366
Duke Capital Corp.
    8.000%                            10/01/19        1,500          1,693,914
Exelon Generation Co., L.L.C.
    6.950%                            06/15/11        2,000          2,074,664
PSE&G Power L.L.C., Series 144A
    6.950%                            06/01/12          500            503,691
Public Service Electric & Gas Co.
    6.500%                            05/01/04        1,000          1,046,523
                                                                  ------------
                                                                     7,358,158
                                                                  ------------
FINANCE -- BANK -- 4.5%
Bank of America Corp.
    7.400%                            01/15/11        2,180          2,391,358
M & T Bank
    8.000%                            10/01/10        2,000          2,247,892
Mercantile Bancorp
    7.050%                            06/15/04        1,500          1,598,154
Union Planters Corp.
    7.750%                            03/01/11        1,215          1,336,603
Wells Fargo & Co.
    6.375%                            08/01/11        2,175          2,265,349
                                                                  ------------
                                                                     9,839,356
                                                                  ------------
FINANCE -- NON-BANK -- 12.3%
Anadarko Finance Co.
    7.500%                            05/01/31        1,000          1,069,912
AXA
    8.600%                            12/15/30        1,850          2,126,597
Capital One Bank
    8.250%                            06/15/05        1,900          1,983,070
CIT Group, Inc.
    7.750%                            04/02/12          330            325,408
EOP Operating L.P.
    7.750%                            11/15/07        1,570          1,721,764
ERP Operating L.P.
    7.100%                            06/23/04        3,500          3,685,517
Ford Motor Credit Corp.
    5.800%                            01/12/09          675            635,477
General Electric Capital Corp.
    5.000%                            06/15/07        1,700          1,714,771


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                             PAR
   RATE                               MATURITY      (000)            VALUE+
 ----------                           --------     --------       ------------

CORPORATE BONDS (CONTINUED)
FINANCE -- NON-BANK (CONTINUED)
General Motors Acceptance Corp.
    7.625%                            06/15/04     $  1,720       $  1,820,531
    6.750%                            01/15/06          350            363,657
    5.850%                            01/14/09          110            106,259
    6.875%                            09/15/11        1,820          1,809,970
Goldman Sachs Group, Inc.
    7.625%                            08/17/05        2,000          2,193,346
Hartford Life, Inc.
    7.650%                            06/15/27          135            148,080
Household Finance Corp.
    6.375%                            10/15/11        2,085          1,997,970
Lehman Brothers Holdings, Inc.
    6.250%                            05/15/06          750            781,568
Morgan Stanley Dean Witter & Co.
    7.125%                            08/15/03        1,500          1,572,289
    6.750%                            04/15/11          260            267,901
Salomon Smith Barney Holdings, Inc.
    6.500%                            10/15/02          200            202,550
Sears Roebuck Acceptance Corp.
    6.250%                            05/01/09          425            432,095
Textron Financial Corp.
    5.875%                            06/01/07        2,000          2,034,008
                                                                  ------------
                                                                    26,992,740
                                                                  ------------
INDUSTRIAL -- 6.6%
Boeing Co.
    8.750%                            09/15/31          590            741,805
Cendant Corp.
    6.875%                            08/15/06          415            417,755
Comcast Cable Communications, Inc.
    6.750%                            01/30/11        2,000          1,789,168
ConAgra Foods, Inc.
    6.750%                            09/15/11        1,425          1,506,261
Ford Motor Co.
    7.500%                            08/01/26          490            463,214
    7.450%                            07/16/31          500            466,740
General Mills, Inc.
    6.000%                            02/15/12        2,000          1,984,746
John Deere Capital Corp.
    7.000%                            03/15/12        1,450          1,556,337
Lockheed Martin Corp.
    7.250%                            05/15/06        1,425          1,549,616
TCI Communications, Inc.
    8.750%                            08/01/15        1,000            944,016
Time Warner, Inc.
    9.125%                            01/15/13          880            975,710
Viacom, Inc.
    5.625%                            05/01/07        1,050          1,076,161
    7.875%                            07/30/30        1,000          1,089,137
                                                                  ------------
                                                                    14,560,666
                                                                  ------------
NATURAL GAS -- 0.1%
Enron Corp.**
    6.950%                            07/15/28        1,415            191,025
                                                                  ------------



  COUPON                                             PAR
   RATE                               MATURITY      (000)            VALUE+
 ----------                           --------     --------       ------------

CORPORATE BONDS (CONTINUED)
OIL -- 0.5%
Conoco Funding Co.
    6.350%                            10/15/11     $    560       $    581,604
Petro Mexicanos Finance, Ltd.
    5.720%                            11/15/03          512            524,759
                                                                  ------------
                                                                     1,106,363
                                                                  ------------
TELEPHONES -- 2.3%
AT&T Corp., Series 144A
    7.300%                            11/15/11          600            498,931
Sprint Capital Corp.
    8.375%                            03/15/12        1,105            916,856
Verizon Global Funding Corp.
    6.125%                            06/15/07        1,480          1,474,647
Verizon Wireless, Inc., Series 144A
    5.375%                            12/15/06        1,000            934,030
Vodafone Group P.L.C.
    6.650%                            05/01/08          210            220,996
    7.750%                            02/15/10          650            692,318
WorldCom, Inc., Series 144A**
    7.375%                            01/15/03        1,170            234,000
                                                                  ------------
                                                                     4,971,778
                                                                  ------------
TRANSPORTATION -- 1.2%
Burlington North Santa Fe Corp.
    7.950%                            08/15/30          700            791,097
CSX Corp.
    7.250%                            05/01/27        1,745          1,861,289
Federal Express Corp.
    6.720%                            01/15/22            3              2,733
                                                                  ------------
                                                                     2,655,119
                                                                  ------------
TOTAL CORPORATE BONDS
  (Cost $68,024,768)                                                67,675,205
                                                                  ------------
YANKEE BONDS -- 0.8%
Banco Santiago S.A.
  (Cost $1,607,430)
    7.000%                            07/18/07        1,610          1,653,092
                                                                  ------------

U.S. TREASURY OBLIGATIONS -- 13.7%
U.S. TREASURY BILLS* -- 0.1%
    1.980%                            09/12/02          140            139,537
    1.830%                            11/14/02          100             99,377
                                                                  ------------
                                                                       238,914
                                                                  ------------

U.S. TREASURY BONDS -- 10.6%
    8.750%                            08/15/20          375            509,331
    8.125%                            08/15/21        7,250          9,358,017
    7.625%                            02/15/25       10,672         13,317,322
                                                                  ------------
                                                                    23,184,670
                                                                  ------------


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                             PAR
   RATE                               MATURITY      (000)            VALUE+
 ----------                           --------     --------       ------------

U.S. TREASURY OBLIGATIONS (CONTINUED)
U.S. TREASURY NOTES -- 3.0%
    5.750%                            11/15/05     $    665       $    709,888
    7.000%                            07/15/06          625            698,315
    3.500%                            11/15/06          350            343,875
    6.000%                            08/15/09        1,920          2,086,276
    5.000%                            08/15/11        2,640          2,677,493
                                                                  ------------
                                                                     6,515,847
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $29,672,125)                                                29,939,431
                                                                  ------------


                                                  SHARES
                                                 ---------


TEMPORARY INVESTMENTS -- 4.2%
Goldman Sachs Financial Square Money
  Market Portfolio                                4,279,339          4,279,339
J.P. Morgan Institutional Prime Money
  Market Portfolio                                4,999,211          4,999,211
                                                                  ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $9,278,550)                                                  9,278,550
                                                                  ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $216,154,324)                                             $218,672,588
                                                                  ============

--------------
+  See Note 2a to the Financial Statements.
*  Securities pledged as collateral for futures contracts.
** Security in default.
IO -- Interest Only Security.
PO -- Principal Only Security.

                                                 NUMBER OF         UNREALIZED
                                                 CONTRACTS        DEPRECIATION
                                                 ---------        ------------
Futures Contracts -- Short Position
  U.S. Treasury Notes, September 2002               160            $(220,000)
                                                    ===            =========


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
   Investments at value (Cost $216,154,324) ....................................           $218,672,588
   Short-term investments held as collateral for securities on loan ............              6,781,150
   Interest receivable .........................................................              2,612,410
   Receivable for securities sold ..............................................              1,142,691
   Receivable for capital stock sold ...........................................                 63,791
   Futures margin receivable ...................................................                 15,000
   Other assets ................................................................                 19,090
                                                                                           ------------
          Total assets .........................................................            229,306,720
                                                                                           ------------

LIABILITIES
   Payable upon return of collateral on securities loaned ......................              6,781,150
   Payable for securities purchased ............................................              5,510,266
   Payable for capital stock redeemed ..........................................                490,067
   Dividends payable ...........................................................                744,814
   Accrued expenses ............................................................                109,963
                                                                                           ------------
          Total liabilities ....................................................             13,636,260
                                                                                           ------------

NET ASSETS
Applicable to 20,573,091 Institutional Shares, 619,209 N Shares, 29,499 A Shares,
   and 34,002 B Shares of beneficial interest outstanding, $.001 par value (Note 8)        $215,670,460
                                                                                           ============
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER INSTITUTIONAL SHARE
   ($208,743,281/20,573,091) ...................................................                 $10.15
                                                                                                 ======
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER N SHARE
   ($6,282,864/619,209) ........................................................                 $10.15
                                                                                                 ======
NET ASSET VALUE AND REDEMPTION PRICE PER A SHARE
   ($299,312/29,499) ...........................................................                 $10.15
                                                                                                 ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
   ($10.15/0.955) (Note 6) .....................................................                 $10.63
                                                                                                 ======
NET ASSET VALUE,  OFFERING, AND REDEMPTION PRICE (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 5.0%) PER B SHARE
   ($345,003/34,002) ...........................................................                 $10.15
                                                                                                 ======


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE GOVERNMENT BOND FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                             PAR
   RATE                               MATURITY      (000)            VALUE+
 ----------                           --------     --------        -----------

AGENCY OBLIGATIONS -- 33.8%
AID-Peru
   9.980%                             08/01/08       $2,210        $ 2,549,807
Federal Home Loan Mortgage Corp.
   6.250%                             07/15/04        1,000          1,064,335
   7.010%                             07/11/07          850            851,130
   5.125%                             10/15/08        2,500          2,549,870
   6.000%                             05/25/12        2,380          2,403,017
   6.750%                             03/15/31          361            389,216
   6.250%                             07/15/32          152            153,338
Federal National Mortgage Association
   5.250%                             04/15/07        2,000          2,075,808
   6.510%                             05/06/08        2,000          2,066,638
   6.250%                             02/01/11          750            789,680
   5.500%                             03/15/11        3,180          3,231,452
   6.000%                             05/15/11        2,500          2,624,572
Private Export Funding Corp.
   7.030%                             10/31/03        1,650          1,740,240
Rowan Cos., Inc.
   6.150%                             07/01/10        3,116          3,245,862
Small Business Administration Participation
   Certificates Series 1997-10C, Class 1
   6.950%                             05/01/07          791            798,500
                                                                   -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $25,355,530)                                                26,533,465
                                                                   -----------
ASSET-BACKED SECURITIES -- 7.4%
California Infrastructure Southern California
  Edison Co. Series 1997-1, Class A6
   6.380%                             09/25/08        1,000          1,062,427
California Infrastructure Southern California
  Edison Co. Series 1997-1, Class A7
   6.420%                             12/26/09        1,260          1,350,427
Capital One Master Trust Series 2001-7A,
  Class A
   3.850%                             08/15/07        1,480          1,493,610
Citibank Credit Card Master Trust I
   Series 1999-5, Class A
   6.100%                             05/15/08          210            223,066
New Century Home Equity Loan Trust
  Series 1997-NC6, Class A6
   7.010%                             05/25/26        1,624          1,699,019
                                                                   -----------
TOTAL ASSET-BACKED SECURITIES
  (Cost $5,727,400)                                                  5,828,549
                                                                   -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 14.7%
Federal Home Loan Mortgage Corp.
  Series 150, Class IO
   7.500%                             07/01/23          524            110,760
Federal Home Loan Mortgage Corp.
  Series 202 IO
   6.500%                             04/01/29        1,208            264,739
Federal National Mortgage Association
   Series 1997-20 IO
   1.840%                             03/25/27        3,351            213,028
Federal National Mortgage Association
  Series 1998-T1, Class A
   6.925%                             12/28/28          981          1,048,635



  COUPON                                             PAR
   RATE                               MATURITY      (000)            VALUE+
 ----------                           --------     --------       ------------

COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Federal National Mortgage Association
  Series 2001-T2, Class A
   5.780%                             11/25/10       $2,698        $ 2,813,969
First Union-Lehman Brothers Commercial
  Series 1997-C2, Class A3
   6.650%                             12/18/07        2,000          2,142,886
Government National Mortgage Association
  Series 1999-2, Class C PO
   6.500%                             12/20/23          844            830,135
Government National Mortgage Association
  Series 2001-12, Class A
   5.439%                             01/16/15        1,559          1,610,269
Government National Mortgage Association
  Series 2002-28, Class A
   4.776%                             02/16/18          997          1,008,452
LB Commercial Conduit Mortgage Trust
  Series 1999-C2, Class A2
   7.325%                             09/15/09        1,000          1,107,602
Structured Asset Securities Corp.
  Series 1998-RF3, Class AIO IO
   6.100%                             06/15/28        2,733            413,311
                                                                   -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $11,204,886)                                                11,563,786
                                                                   -----------
MORTGAGE-BACKED SECURITIES -- 8.6%
Federal Home Loan Mortgage Corp.
  Pool #865008
   7.927%                             02/01/18           16             16,450
Federal National Mortgage Association
   6.000%                             01/15/17        1,190          1,214,730
   6.500%                             01/15/32        1,365          1,392,513
Federal National Mortgage Association
  Pool #8217
   11.000%                            12/01/15          442            493,481
Government National Mortgage Association
  Pool #8720
   6.625%                             10/20/25           71             73,250
Government National Mortgage Association
  Pool #162989
   9.000%                             05/15/16            5              5,037
Government National Mortgage Association
  Pool #227125
   9.000%                             07/15/17           14             15,221
Government National Mortgage Association
   Pool #346458
   8.000%                             03/15/23           81             87,204
Government National Mortgage Association
  Pool #352110
   7.000%                             08/15/23        1,215          1,272,707
Government National Mortgage Association
  Pool #442138
   8.000%                             11/15/26        1,044          1,115,996
Government National Mortgage Association
  Pool #780389
   9.000%                             08/15/09          975          1,057,249
                                                                   -----------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $6,482,668)                                                  6,743,838
                                                                   -----------


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                             PAR
   RATE                               MATURITY      (000)            VALUE+
 ----------                           --------     --------       ------------

U.S. TREASURY OBLIGATIONS -- 26.2%
U.S. TREASURY BILLS -- 0.0%
   1.700%                             08/15/02       $   10        $     9,980
                                                                   -----------
U.S. TREASURY BONDS -- 5.0%
   7.625%                             02/15/25        3,150          3,930,806
                                                                   -----------
U.S. TREASURY NOTES -- 21.2%
   7.875%                             11/15/04        1,000          1,108,534
   5.750%                             11/15/05        2,030          2,167,027
   7.000%                             07/15/06        3,000          3,351,912
   6.000%                             08/15/09        5,670          6,161,033
   5.000%                             02/15/11        2,425          2,466,805
   5.000%                             08/15/11        1,410          1,430,025
                                                                   -----------
                                                                    16,685,336
                                                                   -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $20,703,947)                                                20,626,122
                                                                   -----------

                                                   SHARES
                                                  --------
TEMPORARY INVESTMENTS -- 9.3%
Goldman Sachs Financial Square Treasury
  Obligation Portfolio                            3,745,252          3,745,252
J.P. Morgan Institutional Prime Money
  Market Portfolio                                3,576,506          3,576,506
                                                                   -----------
TOTAL TEMPORARY INVESTMENTS
  (Cost $7,321,758)                                                  7,321,758
                                                                   -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $76,796,189)                                               $78,617,518
                                                                   ===========

--------------
+ See Note 2a to the Financial Statements.
IO -- Interest Only Security.
PO -- Principal Only Security.


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE GOVERNMENT BOND FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
   Investments at value (Cost $76,796,189) ........................................          $78,617,518
   Short-term investments held as collateral for securities on loan ...............            4,003,163
   Interest receivable ............................................................            1,029,367
   Receivable for capital stock sold ..............................................              117,874
   Other assets ...................................................................               17,619
                                                                                             -----------
             Total assets .........................................................           83,785,541
                                                                                             -----------

LIABILITIES
   Payable upon return of collateral on securities loaned .........................            4,003,163
   Payable for securities purchased ...............................................            2,599,272
   Payable for capital stock redeemed .............................................              142,390
   Dividends payable ..............................................................               25,677
   Accrued expenses ...............................................................               37,057
                                                                                             -----------
          Total liabilities .......................................................            6,807,559
                                                                                             -----------

NET ASSETS
Applicable to 3,578,490 Institutional Shares, 900,524 N Shares, 31,031 A Shares,
   and 16,117 B Shares of beneficial interest outstanding, $.001 par value (Note 8)          $76,977,982
                                                                                             ===========
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER INSTITUTIONAL SHARE
   ($60,860,655/3,578,490) ........................................................               $17.01
                                                                                                  ======
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER N SHARE
   ($15,315,463/900,524) ..........................................................               $17.01
                                                                                                  ======
NET ASSET VALUE AND REDEMPTION PRICE PER A SHARE
   ($527,761/31,031) ..............................................................               $17.01
                                                                                                  ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
   ($17.01/0.965) (Note 6) ........................................................               $17.63
                                                                                                  ======
NET ASSET VALUE,  OFFERING, AND REDEMPTION PRICE (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 5.0%) PER B SHARE
   ($274,103/16,117) ..............................................................               $17.01
                                                                                                  ======


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 ANNUALIZED                                          PAR
 YIELD/RATE                           MATURITY      (000)            VALUE+
 ----------                           --------     --------       ------------

MUNICIPAL BONDS -- 103.9%
ALABAMA -- 1.7%
Alabama Drinking Water Finance Authority
  Revenue Bonds (Revolving Fund Loan)
  Series A
    5.000%                            08/15/14       $3,145        $ 3,311,685
Marshall County, Alabama, Health Care
  Authority Revenue Bonds Series A
    6.250%                            01/01/22          770            804,958
                                                                   -----------
                                                                     4,116,643
                                                                   -----------
ARIZONA -- 9.3%
Arizona State Transportation Board
  Highway Revenue Bonds Subseries B
    6.500%                            07/01/11        1,000          1,015,000
Glendale, Arizona, Water & Sewer
  Revenue Bonds
    5.500%                            07/01/08        2,700          3,000,510
    5.500%                            07/01/09        5,000          5,573,000
Phoenix, Arizona, Civic Improvement Corp.
  Wastewater Systems Revenue Bonds
    6.250%                            07/01/16        4,945          5,813,886
Phoenix, Arizona, Civic Plaza Building
   Corporate Excise Tax Revenue Bonds
    6.000%                            07/01/12        1,000          1,092,040
Surprise, Arizona, Municipal Property
  Corporate Excise Tax Revenue Bonds
    5.375%                            07/01/14        1,000          1,074,900
University of Arizona Certificates of
  Participation Series A
    4.125%                            06/01/07        1,000          1,044,480
    5.250%                            06/01/10        3,505          3,844,319
                                                                   -----------
                                                                    22,458,135
                                                                   -----------
CALIFORNIA -- 3.9%
Los Angeles, California, Unified School
  District General Obligation Bonds
    5.500%                            07/01/12        5,000          5,621,650
Sacramento County, California, Sanitation
  District Financing Authority Revenue
  Bonds Series A
    6.000%                            12/01/20        3,450          3,801,279
                                                                   -----------
                                                                     9,422,929
                                                                   -----------
CONNECTICUT -- 1.2%
New Haven, Connecticut, General
  Obligation Bonds Series B
    5.500%                            11/01/12        2,550          2,879,128
                                                                   -----------
DELAWARE -- 0.4%
Delaware River & Bay Authority Revenue
  Bonds Series A
    5.700%                            01/01/19        1,000          1,068,310
                                                                   -----------
FLORIDA -- 5.2%
Jacksonville, Florida, Electric Authority
  Electric Systems Revenue Bonds
  Series 3A
    5.800%                            10/01/18        1,080          1,146,917



 ANNUALIZED                                          PAR
 YIELD/RATE                           MATURITY      (000)            VALUE+
 ----------                           --------     --------       ------------

MUNICIPAL BONDS (CONTINUED)
FLORIDA (CONTINUED)
Jacksonville, Florida, Electric Authority
  Electric Systems Revenue Bonds
  Subseries D
    5.250%                            10/01/09       $1,000        $ 1,038,840
    5.300%                            10/01/10        1,000          1,038,820
    5.375%                            10/01/11        1,720          1,787,269
Miami-Dade County, Florida, Educational
  Facilities Authority Revenue Bonds
  Series A
    5.750%                            04/01/14        1,000          1,113,660
Orlando, Florida, Utilities Commission
   Water & Electric Revenue Bonds
    5.400%                            10/01/09        4,090          4,368,774
St. Lucie County, Florida, Pollution Control
  Revenue Bonds (Florida Power & Light
  Co.) VR
    1.950%                            07/01/02        2,000          2,000,000
                                                                   -----------
                                                                    12,494,280
                                                                   -----------
GEORGIA -- 6.4%
Atlanta, Georgia, Water & Wastewater
  Revenue Bonds Series C VR
    1.750%                            07/01/02        5,000          5,000,000
College Park, Georgia, Business &
  Industrial Development Authority
  Revenue Bonds (Civic Center Project)
    5.500%                            09/01/09        1,855          2,064,504
Fayette County, Georgia, Public Facilities
   Authority Criminal Justice Center
   Revenue Bonds
    6.000%                            06/01/16        1,500          1,734,735
    6.250%                            06/01/17        1,000          1,173,430
Forsyth County, Georgia, Water & Sewer
  Authority Revenue Bonds
    6.250%                            04/01/18        1,000          1,170,440
Monroe County, Georgia, Development
  Authority Pollution Control Revenue
  Bonds (Gulf Power Co.) 2nd Series VR
    2.000%                            07/01/02        1,000          1,000,000
Putnam County, Georgia, Development
  Authority Pollution Control Revenue
  Bonds (Georgia Power Co. Plant Branch
  Project) VR
    2.000%                            07/01/02        3,300          3,300,000
                                                                   -----------
                                                                    15,443,109
                                                                   -----------
ILLINOIS -- 5.3%
Chicago, Illinois, General Obligation Bonds
  (Neighborhoods Alive 21)
    6.125%                            01/01/22        2,265          2,482,553
Cook County, Illinois, Glencoe School
  District No. 035 General Obligation Bonds
    5.750%                            12/01/16        1,210          1,312,245
Illinois Health Facilities Authority Revenue
  Bonds (Advocate Health Care Network)
    6.250%                            11/15/14        2,500          2,729,200
    6.375%                            11/15/15        1,580          1,717,934


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 ANNUALIZED                                          PAR
 YIELD/RATE                           MATURITY      (000)            VALUE+
 ----------                           --------     --------       ------------

MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
Illinois State Sales Tax Revenue Bonds
  Series V
    6.375%                            06/15/20       $1,000        $ 1,128,110
Metropolitan Pier & Exposition Authority
  Illinois Dedicated State Tax Revenue
  Bonds (McCormick Place Expansion)
  Series A
    5.250%                            06/15/10          500            543,970
    0.000%                            12/15/29       10,000          2,032,200
Metropolitan Pier & Exposition Authority
  Illinois Dedicated State Tax Revenue
  Bonds (McCormick Place Expansion)
  Series B
    5.000%                            06/15/21        1,000            986,720
                                                                   -----------
                                                                    12,932,932
                                                                   -----------
INDIANA -- 3.7%
Anderson, Indiana, Economic Development
  Revenue Bonds (Anderson University
  Project)
    5.000%                            10/01/07        1,010          1,011,262
    5.000%                            10/01/08        1,015          1,016,269
Indiana Bond Bank Revenue Bonds
  (Guarantee State Revolving Fund)
    6.000%                            02/01/16        2,205          2,364,598
Indiana University Revenue Bonds
  (Student Fee) Series M
    6.000%                            08/01/14        3,170          3,535,628
Warren Township, Indiana, School Building
  Corp. Revenue Bonds (First Mortgage)
  Series B
    6.000%                            07/15/04        1,000          1,021,550
                                                                   -----------
                                                                     8,949,307
                                                                   -----------
KANSAS -- 0.9%
Kansas State Development Finance
  Authority Public Water Supply Revenue
  Bonds
    5.200%                            04/01/12        1,000          1,078,410
Olathe, Kansas, Health Facilities Revenue
  Bonds (Olathe Medical Center Project)
  Series A
    5.375%                            09/01/08        1,000          1,096,670
                                                                   -----------
                                                                     2,175,080
                                                                   -----------
KENTUCKY -- 0.2%
Hartford County, Kentucky, School District
  Financial Corp. School Building Revenue
  Bonds
    5.700%                            06/01/20          550            586,393
                                                                   -----------
MASSACHUSETTS -- 9.3%
Lowell, Massachusetts, General Obligation
  Bonds
    6.000%                            02/15/14        1,160          1,319,558
    6.000%                            02/15/15        1,070          1,214,161



 ANNUALIZED                                          PAR
 YIELD/RATE                           MATURITY      (000)             VALUE+
 ----------                           --------     --------        -----------

MUNICIPAL BONDS (CONTINUED)
MASSACHUSETTS (CONTINUED)
Massachusetts Health & Educational
  Facilities Authority Revenue Bonds
  Series C
    6.000%                            07/01/16       $1,000        $ 1,084,950
Massachusetts Health & Educational
  Facilities Authority Revenue Bonds
  Series D
    5.750%                            07/01/24        1,500          1,640,145
Massachusetts State General Obligation
  Bonds Series B
    6.000%                            06/01/15        2,000          2,299,600
    6.000%                            06/01/16        5,000          5,749,000
Massachusetts State General Obligation
  Bonds Series C
    5.375%                            12/01/15          425            473,968
    5.500%                            11/01/20        3,000          3,156,720
    5.250%                            11/01/30        1,000            995,540
Springfield, Massachusetts, General
  Obligation Bonds (Municipal Purposes
  Loan)
    6.000%                            10/01/14        1,000          1,132,140
    6.000%                            10/01/15        2,000          2,258,900
Sterling, Massachusetts, General
  Obligation Bonds
    6.000%                            02/15/18        1,000          1,110,410
                                                                   -----------
                                                                    22,435,092
                                                                   -----------
MICHIGAN -- 7.5%
Carman-Ainsworth Community School
  District General Obligation Bonds
    4.250%                            05/01/13        1,670          1,669,916
Chippewa County, Michigan, Hospital
   Finance Revenue Bonds (Chippewa
   County War Memorial Hospital) Series A
    5.000%                            11/01/04        1,075          1,099,811
Chippewa County, Michigan, Hospital
  Finance Revenue Bonds (Chippewa
  County War Memorial Hospital) Series B
    5.000%                            11/01/04        1,365          1,396,504
Michigan State Hospital Finance Authority
  Revenue Bonds (Ascension Health
  Credit) Series A
    5.300%                            11/15/33        2,500          2,662,925
Michigan State Hospital Finance Authority
  Revenue Bonds (Chelsea Community
  Hospital)
    5.000%                            05/15/12        2,380          2,290,155
Michigan State Strategic Fund Pollution
  Control Revenue Refunding Bonds
  (Consumers Power Project) VR
    1.850%                            07/01/02        4,000          4,000,000
Rochester, Michigan, Community School
  District General Obligation Bonds Series I
    5.500%                            05/01/07        1,240          1,368,340
Saline, Michigan, Area Schools General
   Obligation Bonds Series A
    5.750%                            05/01/16        2,000          2,174,260


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 ANNUALIZED                                          PAR
 YIELD/RATE                           MATURITY      (000)            VALUE+
 ----------                           --------     --------        -----------

MUNICIPAL BONDS (CONTINUED)
MICHIGAN (CONTINUED)
Walled Lake, Michigan, Consolidated
  School District General Obligation Bonds
    5.750%                            05/01/14       $1,290        $ 1,418,523
                                                                   -----------
                                                                    18,080,434
                                                                   -----------
MINNESOTA -- 1.0%
St. Cloud, Minnesota, Health Care Revenue
  Bonds (St. Cloud Hospital Obligation
  Group A)
    5.250%                            05/01/05        1,080          1,157,501
    5.500%                            05/01/15        1,080          1,172,286
                                                                   -----------
                                                                     2,329,787
                                                                   -----------
MISSISSIPPI -- 3.0%
Mississippi River Bridge Authority Revenue
  Bonds
    6.750%                            11/01/12        6,000          6,180,240
Mississippi State General Obligation Bonds
    5.000%                            06/01/05        1,000          1,073,540
                                                                   -----------
                                                                     7,253,780
                                                                   -----------
MISSOURI -- 2.8%
Missouri State Health & Educational
  Facilities Authority Health Facilities
  Revenue Bonds (St. Anthony's Medical
  Center)
    6.000%                            12/01/06        1,445          1,586,466
    6.250%                            12/01/08          750            836,048
    6.250%                            12/01/09        1,725          1,935,295
St. Louis County, Missouri, Pattonville R-3
  School District General Obligation Bonds
    5.500%                            03/01/12        1,240          1,369,047
    5.750%                            03/01/17          450            491,423
    5.750%                            03/01/18          655            710,845
                                                                   -----------
                                                                     6,929,124
                                                                   -----------
NEW HAMPSHIRE -- 1.6%
Nashua, New Hampshire, Capital
  Improvements General Obligation Bonds
  Series A
    5.500%                            07/15/16        1,155          1,250,322
    5.500%                            07/15/18        1,500          1,598,805
New Hampshire State Health & Education
   Facilities Revenue Bonds (Concord
   Hospital)
    5.500%                            10/01/21        1,000          1,035,560
                                                                   -----------
                                                                     3,884,687
                                                                   -----------
NEW JERSEY -- 3.7%
Essex County, New Jersey, Improvement
  Authority Lease Revenue General
  Obligation Bonds (County Correctional
  Facilities Project)
    5.750%                            10/01/13        2,000          2,243,600



 ANNUALIZED                                          PAR
 YIELD/RATE                           MATURITY      (000)            VALUE+
 ----------                           --------     --------        -----------

MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
New Jersey State Transportation Trust
  Fund Revenue Bonds (Transit Systems)
  Series A
    5.125%                            06/15/08       $2,000        $ 2,181,020
New Jersey State Transportation Trust
   Fund Revenue Bonds (Transit Systems)
   Series B
    6.000%                            12/15/18        4,000          4,477,240
                                                                   -----------
                                                                     8,901,860
                                                                   -----------
NEW YORK -- 7.0%
New York Metropolitan Transportation
  Authority Dedicated Tax Fund Revenue
  Bonds Series A
    6.125%                            04/01/16        3,000          3,376,080
    6.125%                            04/01/17        2,000          2,242,300
New York Metropolitan Transportation
  Authority Service Contract Revenue
  Bonds Series A
    4.000%                            01/01/10        1,000          1,001,280
New York State Thruway Authority
  Highway & Bridge Trust Fund Revenue
  Bonds Series A
    6.000%                            04/01/14        1,000          1,118,790
    6.000%                            04/01/15        1,000          1,136,490
    6.000%                            04/01/16        1,000          1,124,420
Suffolk County, New York, Longwood
  Central School District General
  Obligation Bonds
    5.625%                            06/15/08        1,080          1,206,587
    5.625%                            06/15/09        1,580          1,773,092
    5.700%                            06/15/14        1,670          1,874,725
    5.700%                            06/15/15        1,895          2,116,753
                                                                   -----------
                                                                    16,970,517
                                                                   -----------
NORTH CAROLINA -- 1.3%
Charlotte, North Carolina, General
  Obligation Bonds
    5.400%                            07/01/03        2,000          2,010,000
Charlotte, North Carolina, Storm Water
   Fee Revenue Bonds
    5.650%                            06/01/14        1,000          1,132,770
                                                                   -----------
                                                                     3,142,770
                                                                   -----------
OHIO -- 13.3%
Cuyahoga County, Ohio, General Obligation
  Bonds
    5.750%                            12/01/15        4,000          4,573,080
Cuyahoga County, Ohio, Hospital Revenue
  Improvement Bonds (Metrohealth
  System Project) Series A
    5.500%                            02/15/12        1,000          1,108,610
    6.150%                            02/15/29        5,000          5,161,450


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 ANNUALIZED                                          PAR
 YIELD/RATE                           MATURITY      (000)            VALUE+
 ----------                           --------     --------        -----------

MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
Franklin County, Ohio, Development
  Revenue Bonds (American Chemical
  Society Project)
    5.500%                            10/01/12       $4,600        $ 4,913,582
Hamilton County, Ohio, Sales Tax Revenue
  Bonds Subseries B
    5.750%                            12/01/17        4,000          4,379,000
Ohio State Turnpike Commission Revenue
  Bonds Series A
    5.500%                            02/15/12        3,160          3,400,444
Ohio State University General Receipts
  Revenue Bonds Series A
    6.000%                            12/01/17        1,000          1,106,110
Plain City, Ohio, Local School District
  General Obligation Bonds
    6.000%                            12/01/20        5,000          5,679,000
Summit County, Ohio, General Obligation
  Bonds
    5.000%                            12/01/22          500            499,345
University of Akron General Receipts
  Revenue Bonds
    5.750%                            01/01/12        1,295          1,448,341
                                                                   -----------
                                                                    32,268,962
                                                                   -----------
PENNSYLVANIA -- 3.6%
Delaware River Port Authority of
  Pennsylvania & New Jersey Revenue
  Bonds
    5.750%                            01/01/15        1,000          1,104,180
    6.000%                            01/01/17        5,500          6,134,645
Pottsville, Pennsylvania, Hospital Authority
  Revenue Bonds (Ascension Health
  Credit) Series A
    5.200%                            11/15/09        1,335          1,458,528
                                                                   -----------
                                                                     8,697,353
                                                                   -----------
PUERTO RICO -- 3.4%
Puerto Rico Electric Power Authority
  Power Revenue Bonds Series KK
    4.000%                            07/01/11        3,000          3,038,490
    5.000%                            07/01/11        3,000          3,264,930
Puerto Rico Municipal Finance Agency
  General Obligation Bonds Series A
    6.000%                            08/01/16        1,000          1,133,050
Puerto Rico Public Buildings Authority
  Revenue Bonds Series D
    5.375%                            07/01/14          825            887,403
                                                                   -----------
                                                                     8,323,873
                                                                   -----------
SOUTH CAROLINA -- 0.4%
South Carolina State Public Service
  Authority Revenue Bonds Series A
    5.250%                            01/01/15        1,000          1,073,440
                                                                   -----------



 ANNUALIZED                                          PAR
 YIELD/RATE                           MATURITY      (000)            VALUE+
 ----------                           --------     --------        -----------

MUNICIPAL BONDS (CONTINUED)
TEXAS -- 4.9%
Del Valle, Texas, Independent School
  District Building General Obligation
  Bonds
    4.250%                            02/15/12       $  250        $   251,168
    5.000%                            02/15/21          500            498,175
Harris County, Texas, Health Facility
  Development Corp. Hospital Revenue
  Bonds (Texas Children's Hospital)
  Series B-1 VR
    1.850%                            07/01/02        3,000          3,000,000
San Antonio, Texas, General Obligation
   Bonds
    5.750%                            08/01/13        5,000          5,017,350
Texas Technical University Financing
  Systems Revenue Bonds Series 7
    5.500%                            08/15/15        1,000          1,082,180
West Central Texas Municipal Water
  District Revenue Bonds, Water
  Transmission Line Contract
    6.750%                            11/01/03        2,000          2,137,480
                                                                   -----------
                                                                    11,986,353
                                                                   -----------
VIRGINIA -- 1.5%
Norfolk, Virginia, Water System Revenue
  Bonds
    5.875%                            11/01/15        2,300          2,541,753
Virginia State Transportation Board
   Revenue Bonds (Route 28 Project)
    6.000%                            04/01/10        1,000          1,023,550
                                                                   -----------
                                                                     3,565,303
                                                                   -----------
WASHINGTON -- 1.4%
Snohomish County, Washington, School
  District No. 201 General Obligation Bonds
    5.625%                            12/01/07        2,000          2,238,100
Washington State General Obligation
  Bonds Series A
    6.000%                            09/01/15        1,000          1,071,620
                                                                   -----------
                                                                     3,309,720
                                                                   -----------
TOTAL MUNICIPAL BONDS
  (Cost $236,436,745)                                              251,679,301
                                                                   -----------

                                                   SHARES
                                                  --------
TEMPORARY INVESTMENTS -- 1.2%
Federated Tax-Free Obligation Fund                  541,874            541,874
Goldman Sachs Financial Square
  Tax-Exempt Money Market Portfolio               2,255,926          2,255,926
                                                                   -----------
TOTAL TEMPORARY INVESTMENTS
  (Cost $2,797,800)                                                  2,797,800
                                                                   -----------


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE+
                                                                  ------------

TOTAL INVESTMENTS -- 105.1%
  (Cost $239,234,545)                                             $254,477,101
                                                                  ------------
OTHER ASSETS AND LIABILITIES -- (5.1%)
Interest receivable and other assets                                 3,087,207
Receivable for securities sold                                       7,472,973
Receivable for capital stock sold                                       25,000
Payable for securities purchased                                   (22,099,515)
Payable for capital stock redeemed                                     (20,000)
Dividends payable                                                     (768,810)
Accrued expenses                                                       (53,415)
                                                                  ------------
                                                                   (12,356,560)
                                                                  ------------
NET ASSETS -- 100.0%
Applicable to 20,865,786
  Institutional Shares, 692,747 N
  Shares, 50,712 A Shares, and
  10,846 B Shares of beneficial
  interest outstanding, $.001 par
  value (Note 8)                                                  $242,120,541
                                                                  ============
NET ASSET VALUE, OFFERING, AND
  REDEMPTION PRICE PER INSTITUTIONAL SHARE
  ($233,673,467/20,865,786)                                             $11.20
                                                                        ======
NET ASSET VALUE, OFFERING, AND
  REDEMPTION PRICE PER N SHARE
  ($7,757,741/692,747)                                                  $11.20
                                                                        ======
NET ASSET VALUE AND
  REDEMPTION PRICE PER A SHARE
  ($567,872/50,712)                                                     $11.20
                                                                        ======
MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($11.20/0.965) (NOTE 6)                                   $11.61
                                                                        ======
NET ASSET VALUE, OFFERING, AND
  REDEMPTION PRICE (SUBJECT TO A
  MAXIMUM CONTINGENT DEFERRED
  SALES CHARGE OF 5.0%) PER B SHARE
  ($121,461/10,846)                                                     $11.20
                                                                        ======

--------------
+ See Note 2a to the Financial Statements.
VR -- Variable rate demand note; interest rate in effect on 06/30/02. Maturity date is the later of the next interest rate change or exercise of the demand feature.


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                              TAX-EXEMPT BOND FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 ANNUALIZED                                          PAR
 YIELD/RATE                           MATURITY      (000)            VALUE+
 ----------                           --------     --------        -----------

MUNICIPAL BONDS -- 99.4%
ALABAMA -- 0.5%
University of Alabama Hospital Revenue
   Bonds Series A
    5.625%                            09/01/16       $  500        $   538,315
                                                                   -----------
ARIZONA -- 2.6%
Phoenix, Arizona, Civic Improvement Corp.
  Wastewater Systems Revenue Bonds
    6.250%                            07/01/16        2,000          2,351,420
University of Arizona Certificates of
  Participation Series A
    5.000%                            06/01/20          500            506,220
                                                                   -----------
                                                                     2,857,640
                                                                   -----------
COLORADO -- 6.8%
Colorado Water Reserve Power
   Development Authority, Clean Water
   Revenue Bonds Series A
    6.250%                            09/01/16        1,000          1,135,900
Pueblo, Colorado, Board of Waterworks
  Water Improvement Revenue Bonds
  Series A
    6.000%                            11/01/17        2,370          2,626,624
Pueblo County, Colorado, School District
  No. 070 Pueblo Rural General Obligation
  Bonds
    6.000%                            12/01/18        3,170          3,660,906
                                                                   -----------
                                                                     7,423,430
                                                                   -----------
DELAWARE -- 0.7%
Delaware River & Bay Authority Revenue
  Bonds Series A
    5.750%                            01/01/29          750            792,870
                                                                   -----------
FLORIDA -- 1.5%
Miami-Dade County, Florida, Expressway
  Authority Toll System Revenue Bonds
    6.000%                            07/01/14        1,000          1,144,460
Palm Beach County, Florida, School Board
  Certificates of Participation Series C
    5.000%                            08/01/27          500            488,795
                                                                   -----------
                                                                     1,633,255
                                                                   -----------
GEORGIA -- 3.0%
Chatham County, Georgia, Hospital
  Authority Revenue Bonds (Memorial
  Health Medical Center) Series A
    6.125%                            01/01/24        1,025          1,060,998
Forsyth County, Georgia, School District
   General Obligation Bonds
    6.000%                            02/01/14        1,000          1,135,250
    6.000%                            02/01/15        1,000          1,131,750
                                                                   -----------
                                                                     3,327,998
                                                                   -----------
ILLINOIS -- 10.8%
Chicago, Illinois, General Obligation Bonds
  (Neighborhoods Alive 21)
    6.125%                            01/01/22        2,000          2,192,100



 ANNUALIZED                                          PAR
 YIELD/RATE                           MATURITY      (000)            VALUE+
 ----------                           --------     --------        -----------

MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
Chicago, Illinois, General Obligation Bonds
  Series A
    6.000%                            01/01/19       $1,835        $ 2,012,811
    6.000%                            01/01/20        1,000          1,090,610
Illinois State General Obligation Bonds
    6.125%                            01/01/16        5,000          5,744,950
Metropolitan Pier & Exposition Authority
  Illinois Dedicated State Tax Revenue
  Bonds (McCormick Place Expansion)
  Series A
    0.000%                            06/15/32        5,000            866,150
                                                                   -----------
                                                                    11,906,621
                                                                   -----------
MASSACHUSETTS -- 15.8%
Brockton, Massachusetts, General
  Obligation Bonds
    5.750%                            06/01/16          750            822,315
    6.000%                            06/01/19        1,000          1,108,020
Holden, Massachusetts, General Obligation
  Bonds (Municipal Purposes Loan)
    6.000%                            03/01/16        1,000          1,125,480
Massachusetts State Development Finance
  Agency Revenue Bonds (Higher
  Education Smith College Issue)
    5.750%                            07/01/23        1,000          1,141,500
Massachusetts State General Obligation
  Bonds Series B
    6.000%                            06/01/14        3,000          3,449,400
Massachusetts State General Obligation
  Bonds Series C
    5.250%                            11/01/30          500            497,770
Massachusetts State Port Authority
  Revenue Bonds Series C
    6.125%                            07/01/17        1,000          1,076,510
Pittsfield, Massachusetts, General
  Obligation Bonds
    5.000%                            04/15/19        1,000          1,017,770
    5.125%                            04/15/22        1,500          1,511,115
Springfield, Massachusetts, General
  Obligation Bonds (Municipal Purposes
  Loan)
    6.250%                            10/01/19        5,000          5,558,550
                                                                   -----------
                                                                    17,308,430
                                                                   -----------
MICHIGAN -- 5.3%
Michigan State Hospital Finance Authority
  Revenue Bonds (Chelsea Community
  Hospital)
    5.375%                            05/15/19        3,000          2,720,970
Oakland County, Michigan, Economic
  Development Corp. Limited Obligation
  Revenue Bonds (Cranbrook Educational
  Community) Series C
    6.900%                            11/01/14        2,725          3,079,141
                                                                   -----------
                                                                     5,800,111
                                                                   -----------


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                              TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 ANNUALIZED                                          PAR
 YIELD/RATE                           MATURITY      (000)            VALUE+
 ----------                           --------     --------        -----------

MUNICIPAL BONDS (CONTINUED)
MINNESOTA -- 3.6%
St. Cloud, Minnesota, Health Care Revenue
  Bonds (St. Cloud Hospital Obligation
  Group A)
    6.250%                            05/01/19       $3,530        $ 3,953,459
                                                                   -----------
MISSOURI -- 2.9%
Missouri State Health & Educational
  Facilities Revenue Bonds (St. Anthony's
  Medical Center)
    6.125%                            12/01/19        2,000          2,102,760
    6.250%                            12/01/30        1,000          1,050,720
                                                                   -----------
                                                                     3,153,480
                                                                   -----------
NEW HAMPSHIRE -- 0.7%
New Hampshire Health & Educational
  Facilities Revenue Bonds (Exeter Project)
    6.000%                            10/01/24          750            771,547
                                                                   -----------
NEW YORK -- 5.1%
New York City, New York, General
  Obligation Bonds Series A
    6.500%                            05/15/17        5,000          5,571,650
                                                                   -----------
NORTH CAROLINA -- 8.1%
Broad River, North Carolina Water Authority
  System Revenue Bonds
    5.750%                            06/01/17          635            697,116
    5.375%                            06/01/20        1,000          1,044,310
Charlotte, North Carolina, Storm Water Fee
  Revenue Bonds
    6.000%                            06/01/20        3,175          3,671,856
Harnett County, North Carolina, Certificate
  of Participation
    5.125%                            12/01/23        1,000          1,006,400
Iredell County, North Carolina, Public
  Facilities Corp. Installment Revenue
  Bonds
    6.000%                            06/01/15        2,180          2,477,919
                                                                   -----------
                                                                     8,897,601
                                                                   -----------
OHIO -- 12.0%
Akron, Ohio, General Obligation Bonds
    6.500%                            11/01/15          865          1,044,686
Avon Lake, Ohio, City School District
  General Obligation Bonds
    5.750%                            12/01/14        1,000          1,111,820
Marysville, Ohio, General Obligation Bonds
    6.000%                            12/01/29        1,000          1,162,800
Plain City, Ohio, Local School District
  General Obligation Bonds
    6.000%                            12/01/25        1,500          1,703,700
Rickenbacker, Ohio, Port Authority Revenue
  Bonds Series A
    5.375%                            01/01/32        2,000          1,963,720
Steubenville, Ohio, Hospital Revenue Bonds
    6.375%                            10/01/20        1,000          1,046,480
    6.500%                            10/01/30        1,250          1,314,075



 ANNUALIZED                                          PAR
 YIELD/RATE                           MATURITY      (000)            VALUE+
 ----------                           --------     --------        -----------

MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
University of Akron, Ohio, General Receipts
  Revenue Bonds
    6.000%                            01/01/15       $2,235        $ 2,535,496
    6.000%                            01/01/16        1,110          1,253,856
                                                                   -----------
                                                                    13,136,633
                                                                   -----------
OREGON -- 1.1%
Linn County, Oregon, Community School
  District General Obligation Bonds
    6.125%                            06/15/25        1,000          1,156,730
                                                                   -----------
PENNSYLVANIA -- 2.0%
Chester County, Pennsylvania, Health &
  Educational Authority Hospital Revenue
  Bonds
    6.750%                            07/01/31        1,000            938,630
Erie, Pennsylvania, School District General
  Obligation Bonds
    5.800%                            09/01/29        1,150          1,308,297
                                                                   -----------
                                                                     2,246,927
                                                                   -----------
RHODE ISLAND -- 1.5%
Cranston, Rhode Island, General Obligation
  Bonds
    6.375%                            11/15/14          500            568,200
    6.375%                            11/15/17        1,000          1,131,660
                                                                   -----------
                                                                     1,699,860
                                                                   -----------
SOUTH CAROLINA -- 0.4%
Anderson, South Carolina, Water & Sewer
  Systems Revenue Bonds
    5.000%                            07/01/20          390            393,615
                                                                   -----------
TENNESSEE -- 1.0%
White House Utility District, Tennessee,
  Robertson & Sumner Counties Water
  Revenue Bonds
    6.000%                            01/01/26        1,000          1,140,910
                                                                   -----------
TEXAS -- 9.1%
Birdville, Texas, Independent School
   District General Obligation Bonds
    6.000%                            02/15/21        2,135          2,303,772
Clint, Texas, Independent School District
  General Obligation Bonds
    6.000%                            02/15/16        1,710          1,882,454
Leander, Texas, Independent School
  District General Obligation Bonds
    0.000%                            08/15/24        5,000          1,276,900
Lewisville, Texas, Independent School
  District Refunding General Obligation
  Bonds
    6.000%                            08/15/17        3,130          3,430,981
Northside, Texas, Independent School
  District General Obligation Bonds
    6.000%                            08/15/14        1,000          1,119,750
                                                                   -----------
                                                                    10,013,857
                                                                   -----------


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                              TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

 ANNUALIZED                                          PAR
 YIELD/RATE                           MATURITY      (000)            VALUE+
 ----------                           --------     --------       ------------

MUNICIPAL BONDS (CONTINUED)
VERMONT -- 0.4%
University of Vermont & State Agriculture
  College Revenue Bonds
    5.000%                            10/01/22       $  500       $    496,190
                                                                  ------------
VIRGINIA -- 4.5%
Henrico County, Virginia, Economic
  Development Authority Public Facilities
  Lease Revenue Bonds (Regional Jail
  Project)
    6.000%                            11/01/16        1,000          1,120,460
    6.125%                            11/01/17        2,405          2,698,867
Virginia State Reservoir Authority Clean
  Water Revenue Bonds (State Revolving
  Fund)
    6.000%                            10/01/17        1,000          1,113,940
                                                                  ------------
                                                                     4,933,267
                                                                  ------------
TOTAL MUNICIPAL BONDS
  (Cost $99,659,900)                                               109,154,396
                                                                  ------------

                                                   SHARES
                                                  --------
TEMPORARY INVESTMENTS -- 0.3%
Federated Tax-Free Obligation Fund                  206,450            206,450
Goldman Sachs Financial Square
  Tax-Exempt Money Market Portfolio                 179,051            179,051
                                                                  ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $385,501)                                                      385,501
                                                                  ------------
TOTAL INVESTMENTS -- 99.7%
  (Cost $100,045,401)                                              109,539,897
                                                                  ------------
OTHER ASSETS AND LIABILITIES -- 0.3%
Interest receivable and other assets                                 1,548,725
Receivable for securities sold                                         687,019
Receivable for capital stock sold                                      102,121
Payable for securities purchased                                    (1,550,528)
Payable for capital stock redeemed                                     (15,483)
Dividends payable                                                     (429,006)
Accrued expenses                                                       (27,790)
                                                                  ------------
                                                                       315,058
                                                                  ------------
NET ASSETS -- 100.0%
Applicable to 9,652,979
  Institutional Shares, 348,539 N
  Shares, 107,035 A Shares, and
  30,676 B Shares of beneficial
  interest outstanding, $.001 par
  value (Note 8)                                                  $109,854,955
                                                                  ============



NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($104,586,919/9,652,979)                                              $10.83
                                                                        ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($3,775,978/348,539)                                $10.83
                                                                        ======
NET ASSET VALUE AND REDEMPTION PRICE
  PER A SHARE ($1,159,693/107,035)                                      $10.83
                                                                        ======
MAXIMUM PUBLIC OFFERING PRICE PER A
  SHARE ($10.83/0.955) (NOTE 6)                                         $11.34
                                                                        ======

NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE (SUBJECT TO A
  MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.0%)
  PER B SHARE ($332,365/30,676)                                         $10.83
                                                                        ======

--------------
+ See Note 2a to the Financial Statements.


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                           CONVERTIBLE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    SHARES             VALUE+
                                                    ------          -----------

COMMON STOCK -- 9.6%
COMMUNICATIONS EQUIPMENT -- 0.3%
Juniper Networks, Inc.*                             12,000          $    67,800
                                                                    -----------
COMPUTERS & PERIPHERALS -- 1.8%
EMC Corp.*                                          16,000              120,800
SanDisk Corp.*                                      16,000              198,400
Sun Microsystems, Inc.*                              9,208               46,132
                                                                    -----------
                                                                        365,332
                                                                    -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 0.0%
Crown Castle International Corp.*                      607                2,386
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.6%
Pioneer-Standard Electronics, Inc.                  30,000              311,700
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.9%
Healthcare Financial Partners, Inc.
  Series 144A*a                                     10,906              185,402
                                                                    -----------
HOUSEHOLD DURABLES -- 0.0%
Fleetwood Enterprises, Inc.*                            91                  796
                                                                    -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 5.0%
Applied Materials, Inc.*                            30,000              570,600
Applied Micro Circuits Corp.*                       20,000               94,600
Artisan Components, Inc.*                           20,000              180,000
Cirrus Logic, Inc.*                                 20,000              149,800
                                                                    -----------
                                                                        995,000
                                                                    -----------
TOTAL COMMON STOCK
  (Cost $3,684,232)                                                   1,928,416
                                                                    -----------
CONVERTIBLE PREFERRED STOCK -- 30.0%
AUTO RELATED -- 0.3%
Fleetwood Capital Trust, 6.000%, 02/15/28,
  Series 144A                                        3,367               54,714
                                                                    -----------
BUSINESS SERVICES -- 3.0%
Cendant Corp., 7.750%, 08/17/04                     10,000              437,000
Central Parking Finance Trust, 7.875%,
  Series 144A                                       10,000              171,250
                                                                    -----------
                                                                        608,250
                                                                    -----------
ELECTRIC & GAS -- 4.4%
AES Trust VII, 6.000%, 05/15/08, Series 144A         5,000              109,375
Calpine Capital Trust, 5.500%, 02/01/05,
  Series 144A                                       10,000              290,000
Calpine Capital Trust III, 5.000%, 08/01/05,
  Series 144A                                       10,000              285,000
Teco Energy, Inc., 9.500%, 01/15/05                  8,000              199,680
                                                                    -----------
                                                                        884,055
                                                                    -----------
ELECTRONICS -- 1.5%
Amdocs Trust Automatic Common Exchange
  Securities, 6.750%, 09/11/02                      10,000               76,000
Motorola, Inc., 7.000%, 11/16/04                     5,000              229,350
                                                                    -----------
                                                                        305,350
                                                                    -----------



                                                    SHARES             VALUE+
                                                    ------          -----------

CONVERTIBLE PREFERRED STOCK (CONTINUED)
ENERGY SERVICES -- 1.3%
Hanover Compressor Co. Capital Trust,
  7.250%, 12/15/29, Series 144A                      4,000          $   171,000
Mirant Corp. Trust I, 6.250%, 10/01/30               3,000               88,920
                                                                    -----------
                                                                        259,920
                                                                    -----------
FOOD & BEVERAGES -- 1.3%
Suiza Capital Trust II, 5.500%, 04/01/28,
  Series 144A                                        5,000              256,875
                                                                    -----------
FOREST PRODUCTS & PAPER -- 1.2%
International Paper Capital Trust,
  5.250%, 07/20/25                                   5,000              240,000
                                                                    -----------
HEALTH CARE SERVICES -- 1.7%
Anthem, Inc., 6.000%, 11/15/04                       2,000              166,100
Express Scripts, Inc., 7.000%, 11/15/03              1,000               88,100
Hybridon, Inc., 6.500%, 04/01/04, Series A*          2,925               79,823
                                                                    -----------
                                                                        334,023
                                                                    -----------
HOTELS & RESTAURANTS -- 1.7%
Felcor Lodging Trust, Inc., $1.95,
  Series A                                          15,000              338,550
                                                                    -----------
HOUSEHOLD DURABLES -- 0.2%
Fleetwood Capital Trust II, 9.500%, 02/15/13         1,633               35,109
                                                                    -----------
MISCELLANEOUS FINANCE -- 3.6%
Crescent Real Estate Equities Co., 6.750%,
  Series A                                          10,000              194,800
Reckson Associates Realty Corp., 7.625%,
  Series A                                          13,000              311,350
U.S. Restaurant Properties, Inc., 7.720%,
  Series A                                          10,000              215,000
                                                                    -----------
                                                                        721,150
                                                                    -----------
OFFICE EQUIPMENT -- 1.4%
Xerox Corp., 7.500%, 11/27/21                        5,000              283,750
                                                                    -----------
OIL & GAS -- 4.9%
Weatherford International, Inc., 5.000%,
  11/01/27, Series 144A                             20,000              995,000
                                                                    -----------
RAILROADS -- 2.6%
Union Pacific Capital Trust, 6.250%,
  04/01/28, Series 144A                             10,000              521,250
                                                                    -----------
TELEPHONES -- 0.4%
Crown Castle International Corp., 6.250%,
  08/15/12                                           5,000               89,375
                                                                    -----------
TRUCKING -- 0.5%
Cummins Capital Trust I, 7.000%, 06/15/31,
  Series 144A                                        2,000               97,000
                                                                    -----------
TOTAL CONVERTIBLE PREFERRED STOCK
  (Cost $7,830,250)                                                   6,024,371
                                                                    -----------


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                           CONVERTIBLE SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                             PAR
   RATE                               MATURITY      (000)            VALUE+
 ----------                           --------     --------        -----------

CONVERTIBLE CORPORATE BONDS -- 57.4%
BANKS -- 0.7%
Bankatlantic Bancorp, Inc.
    5.625%                            12/01/07       $  130        $   140,075
                                                                   -----------
BUSINESS SERVICES -- 6.1%
Siebel Systems, Inc.
    5.500%                            09/15/06          800            795,000
Veritas Software Corp.
    1.856%                            08/13/06          500            419,375
                                                                   -----------
                                                                     1,214,375
                                                                   -----------
DRUGS -- 5.9%
Human Genome Sciences, Inc., Series 144A
    5.000%                            02/01/07          375            285,937
    3.750%                            03/15/07          500            338,125
IVAX Corp., Series 144A
    5.500%                            05/15/07          500            415,625
Medarex, Inc.
    4.500%                            07/01/06          200            144,250
                                                                   -----------
                                                                     1,183,937
                                                                   -----------
ELECTRONICS -- 16.9%
Atmel Corp., Series 144A
    0.000%                            04/15/18        1,000            462,300
BEA Systems, Inc.
    4.000%                            12/15/06          350            285,687
Conexant Systems, Inc., Series 144A
    4.000%                            02/01/07          500            224,375
Cypress Semiconductor Corp.
    4.000%                            02/01/05          750            659,062
Extreme Networks, Inc., Series 144A
    3.500%                            12/01/06          100             83,375
Mercury Interactive Corp., Series 144A
    4.750%                            07/01/07          500            404,375
NVIDIA Corp.
    4.750%                            10/15/07          500            410,625
PerkinElmer, Inc.
    0.000%                            08/07/20          500            249,375
Quantum Corp.
    7.000%                            08/01/04          225            210,937
Rational Software Corp., Series 144A
    5.000%                            02/01/07          500            407,500
                                                                   -----------
                                                                     3,397,611
                                                                   -----------
ENERGY SERVICES -- 1.6%
Hanover Compressor Co.
    4.750%                            03/15/08          250            201,875
Transocean Sedco Forex, Inc.
    0.000%                            05/24/03          200            122,250
                                                                   -----------
                                                                       324,125
                                                                   -----------
FOOD & BEVERAGES -- 2.5%
Monumental Life Insurance Co., Series 144A
    2.000%                            10/15/07          500            495,000
                                                                   -----------



  COUPON                                             PAR
   RATE                               MATURITY      (000)            VALUE+
 ----------                           --------     --------        -----------

CONVERTIBLE CORPORATE BONDS (CONTINUED)
HEALTH CARE SERVICES -- 5.3%
Amerisource Health Corp.
    5.000%                            12/01/07       $  100        $   161,125
COR Therapeutics, Inc., Series 144A
    4.500%                            06/15/06          600            642,000
Medtronic, Inc., Series 144A
    1.250%                            09/15/21          250            253,750
                                                                   -----------
                                                                     1,056,875
                                                                   -----------
HOTELS & RESTAURANTS -- 0.5%
Capstar Hotel Corp.
    4.750%                            10/15/04          100             91,500
                                                                   -----------
INSURANCE -- 1.1%
Loews Corp.
    3.125%                            09/15/07          250            219,687
                                                                   -----------
MACHINERY & EQUIPMENT -- 0.2%
Advanced Energy Industries, Inc.
    5.250%                            11/15/06           50             42,563
                                                                   -----------
METALS -- 0.3%
Corning, Inc.
    3.500%                            11/01/08          100             67,625
                                                                   -----------
MISCELLANEOUS FINANCE -- 3.5%
Goldman Sachs Group, Inc.
    2.000%                            07/01/06          500            494,375
    0.250%                            03/22/07          250            205,313
                                                                   -----------
                                                                       699,688
                                                                   -----------
OFFICE EQUIPMENT -- 1.6%
Affiliated Computer Services, Inc., Series 144A
    3.500%                            02/15/06          200            254,000
Citrix Systems, Inc., Series 144A
    0.000%                            03/22/19          200             76,250
                                                                   -----------
                                                                       330,250
                                                                   -----------
OIL & GAS -- 2.5%
Devon Energy Corp.
    4.900%                            08/15/08          500            497,500
                                                                   -----------
TELEPHONES -- 8.7%
Amdocs, Ltd., Series 144A
    2.000%                            06/01/08          500            434,375
Brightpoint Lyons, Inc., Series 144A
    0.000%                            03/11/18          750            207,188
Clear Channel Communications, Inc.
    2.625%                            04/01/03          500            473,750
Nextel Communications, Inc., Series 144A
    5.250%                            01/15/10          500            210,000
Nortel Networks Corp., Series 144A
    4.250%                            09/01/08          490            222,338
Talk America Holdings, Inc.
    12.000%                           08/15/07          500            202,500
                                                                   -----------
                                                                     1,750,151
                                                                   -----------
TOTAL CONVERTIBLE CORPORATE BONDS
  (Cost $14,187,763)                                                11,510,962
                                                                   -----------


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                           CONVERTIBLE SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     SHARES           VALUE+
                                                     ------        ------------

RIGHTS & WARRANTS -- 0.0%
Hybridon, Inc. Class A
  (Cost $0)                                          17,206        $     2,478
                                                                   -----------
TEMPORARY INVESTMENTS -- 3.0%
Dreyfus Cash Management Plus #719                   312,608            312,608
Goldman Sachs Financial Square Money
  Market Portfolio                                  290,514            290,514
J.P. Morgan Institutional Prime Money
  Market Portfolio                                        6                  6
                                                                   -----------
TOTAL TEMPORARY INVESTMENTS
  (Cost $603,128)                                                      603,128
                                                                   -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $26,305,373)                                               $20,069,355
                                                                   ===========

--------------
+  See Note 2a to the Financial Statements.
*  Non-income producing security.
a Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees.


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                           CONVERTIBLE SECURITIES FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
   Investments at value (Cost $26,305,373) ........................................          $20,069,355
   Short-term investments held as collateral for securities on loan ...............            1,004,003
   Dividends receivable ...........................................................               16,875
   Interest receivable ............................................................              162,141
   Receivable for capital stock sold ..............................................                  420
   Other assets ...................................................................               12,641
                                                                                             -----------
          Total assets ............................................................           21,265,435
                                                                                             -----------

LIABILITIES
   Payable upon return of collateral on securities loaned .........................            1,004,003
   Payable for capital stock redeemed .............................................              282,515
   Accrued expenses ...............................................................               21,834
                                                                                             -----------
          Total liabilities .......................................................            1,308,352
                                                                                             -----------

NET ASSETS
Applicable to 1,172,165 Institutional Shares, 15,706 N Shares, and 2,474 A Shares
   of beneficial interest outstanding, $.001 par value (Note 8) ...................          $19,957,083
                                                                                             ===========
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER INSTITUTIONAL SHARE
   ($19,652,316/1,172,165) ........................................................               $16.77
                                                                                                  ======
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER N SHARE
   ($263,260/15,706) ..............................................................               $16.76
                                                                                                  ======
NET ASSET VALUE AND REDEMPTION PRICE PER A SHARE
   ($41,507/2,474) ................................................................               $16.78
                                                                                                  ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
   ($16.78/0.955) (Note 6) ........................................................               $17.57
                                                                                                  ======


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                   EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    SHARES            VALUE+
                                                   --------        -----------

COMMON STOCK -- 98.9%
AEROSPACE & DEFENSE -- 5.4%
Goodrich Corp.                                      162,100       $  4,428,572
Lockheed Martin Corp.                               174,600         12,134,700
                                                                  ------------
                                                                    16,563,272
                                                                  ------------
AIR FREIGHT & COURIERS -- 0.5%
FedEx Corp.                                          30,300          1,618,020
                                                                  ------------
AUTO COMPONENTS -- 2.4%
Johnson Controls, Inc.                               61,200          4,994,532
Visteon Corp.                                       164,676          2,338,399
                                                                  ------------
                                                                     7,332,931
                                                                  ------------
AUTOMOBILES -- 1.2%
General Motors Corp.                                 66,300          3,543,735
                                                                  ------------
BANKS -- 11.3%
AmSouth Bancorp.                                    143,600          3,213,768
Associated Banc-Corp.                                53,460          2,015,977
Bank of America Corp.                               105,300          7,408,908
Compass Bancshares, Inc.                             63,300          2,126,880
Southtrust Corp.                                    372,600          9,732,311
U.S. Bancorp .                                      169,200          3,950,820
Washington Mutual, Inc.                             163,000          6,048,930
                                                                  ------------
                                                                    34,497,594
                                                                  ------------
BEVERAGES -- 1.4%
Pepsi Bottling Group, Inc.                          142,300          4,382,840
                                                                  ------------
CASINOS -- 2.2%
GTECH Holdings Corp.*                                98,800          2,523,352
Mandalay Resort Group*                              151,800          4,185,126
                                                                  ------------
                                                                     6,708,478
                                                                  ------------
CHEMICALS -- 0.7%
RPM, Inc.                                           142,900          2,179,225
                                                                  ------------
COMMERCIAL SERVICES & SUPPLIES -- 5.9%
Cendant Corp.*                                      401,200          6,371,056
Fiserv, Inc.*                                       108,400          3,979,364
Republic Services, Inc.*                            253,400          4,832,338
Viad Corp.                                          108,700          2,826,200
                                                                  ------------
                                                                    18,008,958
                                                                  ------------
COMMUNICATIONS EQUIPMENT -- 1.8%
Cisco Systems, Inc.*                                163,100          2,275,245
Harris Corp.                                         92,000          3,344,200
                                                                  ------------
                                                                     5,619,445
                                                                  ------------
COMPUTERS & PERIPHERALS -- 1.5%
Dell Computer Corp.*                                172,200          4,501,308
                                                                  ------------
DIVERSIFIED FINANCIALS -- 7.1%
Bear Stearns Cos., Inc.                             124,700          7,612,935
Capital One Financial Corp.                          76,900          4,694,745
Fannie Mae                                           81,600          6,018,000
Moody's Corp.                                        66,200          3,293,450
                                                                  ------------
                                                                    21,619,130
                                                                  ------------


                                                    SHARES          VALUE+
                                                   --------        -----------


COMMON STOCK (CONTINUED)
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 3.3%
SBC Communications, Inc.                             46,900       $  1,430,450
Verizon Communications, Inc.                        218,214          8,761,292
                                                                  ------------
                                                                    10,191,742
                                                                  ------------
ELECTRIC UTILITIES -- 1.8%
Mirant Corp.*                                       274,000          2,000,200
Southern Co.                                        125,600          3,441,440
                                                                  ------------
                                                                     5,441,640
                                                                  ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.4%
Sanmina-SCI Corp.*                                  183,808          1,159,829
                                                                  ------------
FOOD & DRUG RETAILING -- 0.7%
SUPERVALU, Inc.                                      81,100          1,989,383
                                                                  ------------
FOOD PRODUCTS -- 2.3%
ConAgra Foods, Inc.                                 130,400          3,605,560
Tyson Foods, Inc. Class A                           213,200          3,306,732
                                                                  ------------
                                                                     6,912,292
                                                                  ------------
GAS UTILITIES -- 1.1%
El Paso Corp.                                       166,351          3,428,494
                                                                  ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 7.0%
Beckman Coulter, Inc.                               101,000          5,039,900
Becton, Dickinson & Co.                             165,000          5,684,250
Hillenbrand Industries, Inc.                         57,500          3,228,625
Stryker Corp.                                       136,500          7,304,115
                                                                  ------------
                                                                    21,256,890
                                                                  ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.9%
AdvancePCS*                                          48,400          1,158,696
Health Net, Inc.*                                    97,700          2,615,429
Tenet Healthcare Corp.*                              70,600          5,051,430
                                                                  ------------
                                                                     8,825,555
                                                                  ------------
HOTELS, RESTAURANTS & LEISURE -- 2.7%
Brinker International, Inc.*                         56,200          1,784,350
CBRL Group, Inc.                                     58,600          1,788,472
Darden Restaurants, Inc.                             49,387          1,219,859
Yum! Brands, Inc.*                                  113,000          3,305,250
                                                                  ------------
                                                                     8,097,931
                                                                  ------------
HOUSEHOLD DURABLES -- 0.4%
Mohawk Industries, Inc.*                             20,800          1,279,824
                                                                  ------------
INDUSTRIAL CONGLOMERATES -- 1.8%
General Electric Co.                                186,500          5,417,825
                                                                  ------------
INSURANCE -- 4.7%
AFLAC, Inc.                                         116,400          3,724,800
AmerUs Group Co.                                     41,100          1,522,755
John Hancock Financial Services, Inc.                78,200          2,752,640
MetLife, Inc.                                       218,700          6,298,560
                                                                  ------------
                                                                    14,298,755
                                                                  ------------


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                   EQUITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    SHARES           VALUE+
                                                   --------       ------------

COMMON STOCK (CONTINUED)
IT CONSULTING & SERVICES -- 4.2%
Accenture, Ltd. Class A*                             72,000       $  1,368,000
Computer Sciences Corp.*                             95,500          4,564,900
Electronic Data Systems Corp.                       121,400          4,510,010
Titan Corp.*                                         81,800          1,496,122
Unisys Corp.*                                       111,900          1,007,100
                                                                  ------------
                                                                    12,946,132
                                                                  ------------
MULTILINE RETAIL -- 3.0%
Dillard's, Inc. Class A                             131,000          3,443,990
Federated Department Stores, Inc.*                   54,700          2,171,590
Sears, Roebuck & Co.                                 67,400          3,659,820
                                                                  ------------
                                                                     9,275,400
                                                                  ------------
OIL & GAS -- 6.4%
Exxon Mobil Corp.                                   108,000          4,419,360
Marathon Oil Corp.                                  329,900          8,946,888
Valero Energy Corp.                                  77,400          2,896,308
XTO Energy, Inc.                                    162,100          3,339,260
                                                                  ------------
                                                                    19,601,816
                                                                  ------------
PHARMACEUTICALS -- 4.6%
Abbott Laboratories, Inc.                           135,300          5,094,045
Merck & Co., Inc.                                    43,400          2,197,776
Mylan Laboratories, Inc.                             56,200          1,761,870
Pfizer, Inc.                                        142,000          4,970,000
                                                                  ------------
                                                                    14,023,691
                                                                  ------------
ROAD & RAIL -- 0.9%
Norfolk Southern Corp.                              111,400          2,604,532
                                                                  ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.3%
Intel Corp.                                         336,000          6,138,720
KLA-Tencor Corp.*                                    17,600            774,224
Linear Technology Corp.                              67,800          2,130,954
Xilinx, Inc.*                                        40,900            917,387
                                                                  ------------
                                                                     9,961,285
                                                                  ------------
SOFTWARE -- 3 2%
Intuit, Inc.*                                        62,200          3,092,584
Symantec Corp.*                                     203,400          6,681,690
                                                                  ------------
                                                                     9,774,274
                                                                  ------------
SPECIALTY RETAIL -- 2.8%
Home Depot, Inc.                                     80,600          2,960,438
Pier 1 Imports, Inc.                                157,800          3,274,350
Staples, Inc.*                                      119,900          2,362,030
                                                                  ------------
                                                                     8,596,818
                                                                  ------------
TOTAL COMMON STOCK
  (Cost $301,305,561)                                              301,659,044
                                                                  ------------



                                                    SHARES           VALUE+
                                                  ---------       ------------

TEMPORARY INVESTMENTS -- 1.1%
Dreyfus Cash Management Plus #719                 3,038,549       $  3,038,549
Goldman Sachs Financial Square Money
  Market Portfolio                                  183,538            183,538
J.P. Morgan Institutional Prime Money
  Market Portfolio                                      293                293
                                                                  ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $3,222,380)                                                  3,222,380
                                                                  ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $304,527,941)                                             $304,881,424
                                                                  ============

--------------
+ See Note 2a to the Financial Statements.
* Non-income producing security.


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                   EQUITY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
   Investments at value (Cost $304,527,941) .......................................         $304,881,424
   Short-term investments held as collateral for securities on loan ...............           67,659,243
   Dividends receivable ...........................................................              296,864
   Interest receivable ............................................................               12,025
   Receivable for capital stock sold ..............................................              102,360
   Other assets ...................................................................               22,724
                                                                                            ------------
          Total assets ............................................................          372,974,640
                                                                                            ------------

LIABILITIES
   Payable upon return of collateral on securities loaned .........................           67,659,243
   Payable for capital stock redeemed .............................................              147,772
   Accrued expenses ...............................................................              271,441
                                                                                            ------------
          Total liabilities .......................................................           68,078,456
                                                                                            ------------

NET ASSETS
Applicable to 27,413,644 Institutional Shares, 1,314,443 N Shares, 24,634 A Shares,
   and 3,215 B Shares of beneficial interest outstanding, $.001 par value (Note 8)          $304,896,184
                                                                                            ============
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER INSTITUTIONAL SHARE
   ($290,637,894/27,413,644) ......................................................               $10.60
                                                                                                  ======
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER N SHARE
   ($13,962,490/1,314,443) ........................................................               $10.62
                                                                                                  ======
NET ASSET VALUE AND REDEMPTION PRICE PER A SHARE
   ($261,840/24,634) ..............................................................               $10.63
                                                                                                  ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
   ($10.63/0.945) (Note 6) ........................................................               $11.25
                                                                                                  ======
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 5.0%) PER B SHARE
   ($33,960/3,215) ................................................................               $10.56
                                                                                                  ======


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                               EQUITY INCOME FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE+
                                                  ---------       ------------

COMMON STOCK -- 98.3%
AEROSPACE & DEFENSE -- 3.3%
Goodrich Corp.                                       39,020       $  1,066,026
United Technologies Corp.                            10,700            726,530
                                                                  ------------
                                                                     1,792,556
                                                                  ------------
ALCOHOLIC BEVERAGES -- 1.4%
Anheuser-Busch Cos., Inc.                            15,370            768,500
                                                                  ------------
AUTO COMPONENTS -- 0.9%
Dana Corp.                                           26,080            477,003
                                                                  ------------
AUTOMOBILES -- 2.7%
General Motors Corp.                                 27,280          1,458,116
                                                                  ------------
BANKS -- 12.9%
Bank of America Corp.                                23,550          1,656,978
Bank One Corp.                                       11,257            433,169
BB&T Corp.                                           43,010          1,660,186
FleetBoston Financial Corp.                          22,090            714,611
Keycorp                                              11,380            310,674
National City Corp.                                  38,830          1,291,097
Washington Mutual, Inc.                              24,885            923,482
                                                                  ------------
                                                                     6,990,197
                                                                  ------------
CHEMICALS -- 2.1%
Dow Chemical Co.                                     14,600            501,948
Eastman Chemical Co.                                  8,470            397,243
RPM, Inc.                                            17,130            261,232
                                                                  ------------
                                                                     1,160,423
                                                                  ------------
COMMERCIAL SERVICES & SUPPLIES -- 4.1%
Automatic Data Processing, Inc.                      28,710          1,250,320
Cendant Corp.*                                       20,010            317,759
Fiserv, Inc.*                                        17,030            625,171
                                                                  ------------
                                                                     2,193,250
                                                                  ------------
COMPUTERS & PERIPHERALS -- 2.8%
Hewlett Packard Co.                                  28,020            428,146
International Business Machines Corp.                12,550            903,600
Network Appliance, Inc.*                             14,990            186,026
                                                                  ------------
                                                                     1,517,772
                                                                  ------------
DIVERSIFIED FINANCIALS -- 5.7%
Bear Stearns Cos., Inc.                              12,000            732,600
Capital One Financial Corp.                           8,850            540,292
Citigroup, Inc.                                      17,096            662,470
J.P. Morgan Chase & Co.                              24,720            838,502
Lehman Brothers Holdings, Inc.                        4,870            304,472
                                                                  ------------
                                                                     3,078,336
                                                                  ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 2.6%
SBC Communications, Inc.                             27,358            834,419
Verizon Communications, Inc.                         14,738            591,731
                                                                  ------------
                                                                     1,426,150
                                                                  ------------



                                                   SHARES            VALUE+
                                                  ---------       ------------

COMMON STOCK (CONTINUED)
ELECTRIC UTILITIES -- 5.1%
Entergy Corp.                                        25,110       $  1,065,668
Exelon Corp.                                         10,322            539,841
Southern Co.                                         13,430            367,982
TXU Corp.                                            14,990            770,486
                                                                  ------------
                                                                     2,743,977
                                                                  ------------
ELECTRICAL EQUIPMENT -- 1.9%
Cooper Industries, Ltd. Class A                      16,930            665,349
Rockwell International Corp.                         18,680            370,798
                                                                  ------------
                                                                     1,036,147
                                                                  ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.4%
Arrow Electronics, Inc.*                             21,500            446,125
Avnet, Inc.*                                         34,900            767,451
Tech Data Corp.*                                     31,140          1,178,649
                                                                  ------------
                                                                     2,392,225
                                                                  ------------
FOOD & DRUG RETAILING -- 1.0%
SUPERVALU, Inc.                                      10,020            245,791
Winn-Dixie Stores, Inc.                              19,750            307,903
                                                                  ------------
                                                                       553,694
                                                                  ------------
FOOD PRODUCTS -- 2.9%
ConAgra Foods, Inc.                                  35,610            984,617
Kellogg Co.                                          16,150            579,139
                                                                  ------------
                                                                     1,563,756
                                                                  ------------
GAS UTILITIES -- 2.5%
KeySpan Corp.                                        23,940            901,341
NiSource, Inc.                                       19,950            435,509
                                                                  ------------
                                                                     1,336,850
                                                                  ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.6%
Baxter International, Inc.                            7,010            311,524
                                                                  ------------
HEALTH CARE PROVIDERS & SERVICES -- 5.1%
AdvancePCS*                                          16,740            400,756
Cigna Corp.                                           7,980            777,412
Express Scripts, Inc.*                               12,460            624,371
Health Net, Inc.*                                    11,000            294,470
Tenet Healthcare Corp.*                               9,340            668,277
                                                                  ------------
                                                                     2,765,286
                                                                  ------------
HOUSEHOLD DURABLES -- 1.9%
Newell Rubbermaid, Inc.                              28,710          1,006,573
                                                                  ------------
HOUSEHOLD PRODUCTS -- 1.8%
Procter & Gamble Co.                                 10,700            955,510
                                                                  ------------
INDUSTRIAL CONGLOMERATES -- 1.3%
General Electric Co.                                 24,620            715,211
                                                                  ------------
INSURANCE -- 2.0%
Aetna, Inc.                                          17,420            835,637
American International Group, Inc.                    3,310            225,841
                                                                  ------------
                                                                     1,061,478
                                                                  ------------


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                               EQUITY INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES             VALUE+
                                                  ---------        -----------

COMMON STOCK (CONTINUED)
IT CONSULTING & SERVICES -- 0.8%
Electronic Data Systems Corp.                        12,160        $   451,744
                                                                   -----------
MACHINERY -- 0.1%
EnPro Industries, Inc.*                               8,020             45,072
                                                                   -----------
MULTILINE RETAIL -- 5.9%
Dillard's, Inc. Class A                              11,580            304,438
Federated Department Stores, Inc.*                   11,680            463,696
J.C. Penney Co., Inc. (Holding Co.)                  50,790          1,118,396
May Department Stores Co.                            18,680            615,132
Target Corp.                                         18,680            711,708
                                                                   -----------
                                                                     3,213,370
                                                                   -----------
OIL & GAS -- 7.3%
Exxon Mobil Corp.                                    29,190          1,194,455
Kerr-McGee Corp.                                     20,240          1,083,852
Marathon Oil Corp.                                   31,820            862,958
Royal Dutch Petroleum Co.                            14,600            806,942
                                                                   -----------
                                                                     3,948,207
                                                                   -----------
PAPER & FOREST PRODUCTS -- 1.2%
Weyerhaeuser Co.                                     10,510            671,064
                                                                   -----------
PHARMACEUTICALS -- 6.9%
Abbott Laboratories, Inc.                            27,150          1,022,198
Barr Laboratories, Inc.*                              4,180            265,555
Bristol-Myers Squibb Co.                             32,500            835,250
Johnson & Johnson                                    15,760            823,618
Pfizer, Inc.                                         22,695            794,325
                                                                   -----------
                                                                     3,740,946
                                                                   -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.8%
KLA-Tencor Corp.*                                     9,440            415,266
                                                                   -----------
SOFTWARE -- 3.8%
Microsoft Corp.*                                     12,840            702,348
Oracle Corp.*                                        39,800            376,906
Reynolds & Reynolds Co. Class A                      12,360            345,462
Symantec Corp.*                                      18,490            607,397
                                                                   -----------
                                                                     2,032,113
                                                                   -----------
SPECIALTY RETAIL -- 2.5%
Best Buy Co., Inc.*                                  16,790            609,477
Lowe's Cos., Inc.                                    16,350            742,290
                                                                   -----------
                                                                     1,351,767
                                                                   -----------
TOTAL COMMON STOCK
  (Cost $50,388,087)                                                53,174,083
                                                                   -----------



                                                   SHARES            VALUE+
                                                  ---------        -----------

TEMPORARY INVESTMENTS -- 1.7%
Dreyfus Cash Management Plus #719                   801,243        $   801,243
Goldman Sachs Financial Square Money
  Market Portfolio                                  141,119            141,119
J.P. Morgan Institutional Prime Money
  Market Portfolio                                       83                 83
                                                                   -----------
TOTAL TEMPORARY INVESTMENTS
  (Cost $942,445)                                                      942,445
                                                                   -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $51,330,532)                                               $54,116,528
                                                                   ===========

--------------
+ See Note 2a to the Financial Statements.
* Non-income producing security.


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                               EQUITY INCOME FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
   Investments at value (Cost $51,330,532) ........................................          $54,116,528
   Short-term investments held as collateral for securities on loan ...............           13,442,989
   Dividends receivable ...........................................................               65,038
   Interest receivable ............................................................                2,911
   Receivable for securities sold .................................................            2,198,383
   Receivable for capital stock sold ..............................................                3,517
   Other assets ...................................................................               17,030
                                                                                             -----------
          Total assets ............................................................           69,846,396
                                                                                             -----------

LIABILITIES
   Payable upon return of collateral on securities loaned .........................           13,442,989
   Payable for securities purchased ...............................................            2,211,704
   Payable for capital stock redeemed .............................................               55,501
   Accrued expenses ...............................................................               43,345
                                                                                             -----------
          Total liabilities .......................................................           15,753,539
                                                                                             -----------

NET ASSETS
Applicable to 3,401,303 Institutional Shares, 244,113 N Shares, 20,508 A Shares,
   and 5,369 B Shares of beneficial interest outstanding, $.001 par value (Note 8)           $54,092,857
                                                                                             ===========
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER INSTITUTIONAL SHARE
   ($50,115,724/3,401,303) ........................................................               $14.73
                                                                                                  ======
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER N SHARE
   ($3,596,011/244,113) ...........................................................               $14.73
                                                                                                  ======
NET ASSET VALUE AND REDEMPTION PRICE PER A SHARE
   ($302,159/20,508) ..............................................................               $14.73
                                                                                                  ======
MAXIMUM PUBLIC OFFERING, PRICE PER A SHARE
   ($14.73/0.945) (Note 6) ........................................................               $15.59
                                                                                                  ======
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 5.0%) PER B SHARE
   ($78,963/5,369) ................................................................               $14.71
                                                                                                  ======


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                CORE EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE+
                                                  ---------        -----------

COMMON STOCK -- 99.3%
AEROSPACE & DEFENSE -- 3.4%
Lockheed Martin Corp.                                36,700       $  2,550,650
Raytheon Co.                                         41,140          1,676,455
                                                                  ------------
                                                                     4,227,105
                                                                  ------------
AIR FREIGHT & COURIERS -- 0.7%
FedEx Corp.                                          17,000            907,800
                                                                  ------------
ALCOHOLIC BEVERAGES -- 0.9%
Anheuser-Busch Cos., Inc.                            21,362          1,068,100
                                                                  ------------
AUTO COMPONENTS -- 2.4%
Johnson Controls, Inc.                                8,200            669,202
Lear Corp.*                                          30,200          1,396,750
Visteon Corp.                                        67,200            954,240
                                                                  ------------
                                                                     3,020,192
                                                                  ------------
AUTOMOBILES -- 0.6%
General Motors Corp.                                 12,900            689,505
                                                                  ------------
BANKS -- 8.2%
Associated Banc-Corp.                                50,210          1,893,419
Bank of America Corp.                                32,900          2,314,844
Huntington Bancshares, Inc.                          37,600            730,192
Southtrust Corp.                                     38,600          1,008,232
U.S. Bancorp                                        110,600          2,582,509
Washington Mutual, Inc.                              49,600          1,840,656
                                                                  ------------
                                                                    10,369,852
                                                                  ------------
BEVERAGES -- 1.8%
Pepsico, Inc.                                        46,579          2,245,108
                                                                  ------------
BIOTECHNOLOGY -- 1.1%
Amgen, Inc.*                                         31,900          1,335,972
                                                                  ------------
CASINOS -- 0.8%
GTECH Holdings Corp.*                                37,600            960,304
                                                                  ------------
COMMERCIAL SERVICES & SUPPLIES -- 3.0%
Fiserv, Inc.*                                        35,400          1,299,534
Republic Services, Inc.*                            131,755          2,512,568
                                                                  ------------
                                                                     3,812,102
                                                                  ------------
COMMUNICATIONS EQUIPMENT -- 2.3%
Cisco Systems, Inc.*                                169,685          2,367,106
Emulex Corp.*                                        20,600            463,706
                                                                  ------------
                                                                     2,830,812
                                                                  ------------
COMPUTERS & PERIPHERALS -- 2.8%
Dell Computer Corp.*                                 66,540          1,739,356
International Business Machines Corp.                24,320          1,751,040
                                                                  ------------
                                                                     3,490,396
                                                                  ------------
CONTAINERS & PACKAGING -- 0.5%
Pactiv Corp.*                                        27,700            656,490
                                                                  ------------



                                                   SHARES            VALUE+
                                                  ---------        -----------

COMMON STOCK (CONTINUED)
DIVERSIFIED FINANCIALS -- 6.4%
Bear Stearns Cos., Inc.                              18,400       $  1,123,320
Capital One Financial Corp.                          30,192          1,843,222
Citigroup, Inc.                                      63,064          2,443,730
Countrywide Credit Industries, Inc.                  34,600          1,669,450
Fannie Mae                                           12,370            912,287
                                                                  ------------
                                                                     7,992,009
                                                                  ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 5.4%
AT&T Corp.                                           57,100            610,970
SBC Communications, Inc.                             91,588          2,793,434
Verizon Communications, Inc.                         84,792          3,404,399
                                                                  ------------
                                                                     6,808,803
                                                                  ------------
ELECTRIC UTILITIES -- 1.2%
Southern Co.                                         55,500          1,520,700
                                                                  ------------
FOOD & DRUG RETAILING -- 1.9%
Kroger Co.*                                          51,500          1,024,850
Walgreen Co.                                         33,885          1,308,978
                                                                  ------------
                                                                     2,333,828
                                                                  ------------
GAS UTILITIES -- 0.7%
El Paso Corp.                                        45,413            935,962
                                                                  ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 5.1%
Beckman Coulter, Inc.                                33,860          1,689,614
Becton, Dickinson & Co.                              72,600          2,501,070
Medtronic, Inc.                                      22,000            942,700
Stryker Corp.                                        24,300          1,300,293
                                                                  ------------
                                                                     6,433,677
                                                                  ------------
HEALTH CARE PROVIDERS & SERVICES -- 1.8%
Oxford Health Plans, Inc.*                           30,500          1,417,030
Tenet Healthcare Corp.*                              12,400            887,220
                                                                  ------------
                                                                     2,304,250
                                                                  ------------
HOTELS, RESTAURANTS & LEISURE -- 2.8%
Brinker International, Inc.*                         26,300            835,025
CBRL Group, Inc.                                     21,700            662,284
Darden Restaurants, Inc.                             24,450            603,915
Starbucks Corp.*                                     19,250            478,362
Yum! Brands, Inc.*                                   33,700            985,725
                                                                  ------------
                                                                     3,565,311
                                                                  ------------
HOUSEHOLD DURABLES -- 0.7%
KB Home                                              16,600            855,066
                                                                  ------------
HOUSEHOLD PRODUCTS -- 3.2%
Procter & Gamble Co.                                 45,260          4,041,718
                                                                  ------------
INDUSTRIAL CONGLOMERATES -- 5.1%
General Electric Co.                                178,575          5,187,604
Tyco International, Ltd.                             88,405          1,194,352
                                                                  ------------
                                                                     6,381,956
                                                                  ------------


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                CORE EQUITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE+
                                                  ---------        -----------

COMMON STOCK (CONTINUED)
INSURANCE -- 5.4%
AFLAC, Inc.                                          10,629       $    340,128
American International Group, Inc.                   14,198            968,729
AmerUs Group Co.                                     23,700            878,085
Fidelity National Financial, Inc.                    30,280            956,848
John Hancock Financial Services, Inc.                58,900          2,073,280
MBIA, Inc.                                           27,500          1,554,575
                                                                  ------------
                                                                     6,771,645
                                                                  ------------
INTERNET SOFTWARE & SERVICES -- 0.8%
AOL Time Warner, Inc.*                               68,765          1,011,533
                                                                  ------------
IT CONSULTING & SERVICES -- 0.8%
Computer Sciences Corp.*                             21,200          1,013,360
                                                                  ------------
MACHINERY -- 0.8%
Pentair, Inc.                                        22,100          1,062,568
                                                                  ------------
MEDIA -- 1.6%
Viacom, Inc. Class B*                                31,100          1,379,907
Walt Disney Co.                                      34,500            652,050
                                                                  ------------
                                                                     2,031,957
                                                                  ------------
MULTILINE RETAIL -- 3.5%
Target Corp.                                         43,480          1,656,588
Wal-Mart Stores, Inc.                                50,865          2,798,084
                                                                  ------------
                                                                     4,454,672
                                                                  ------------
OIL & GAS -- 6.1%
Exxon Mobil Corp.                                    82,300          3,367,716
Marathon Oil Corp.                                  101,085          2,741,425
Valero Energy Corp.                                  26,410            988,262
XTO Energy, Inc.                                     29,700            611,820
                                                                  ------------
                                                                     7,709,223
                                                                  ------------
PHARMACEUTICALS -- 6.0%
Abbott Laboratories, Inc.                            45,239          1,703,248
Bristol-Myers Squibb Co.                             35,720            918,004
Merck & Co., Inc.                                    18,795            951,779
Mylan Laboratories, Inc.                             28,500            893,475
Pfizer, Inc.                                         48,950          1,713,250
Pharmacia Corp.                                      17,800            666,610
Schering Plough Corp.                                29,510            725,946
                                                                  ------------
                                                                     7,572,312
                                                                  ------------



                                                   SHARES            VALUE+
                                                  ---------        -----------

COMMON STOCK (CONTINUED)
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.6%
Intel Corp.                                         143,925       $  2,629,510
Texas Instruments, Inc.                              32,200            763,140
Xilinx, Inc.*                                        50,300          1,128,229
                                                                  ------------
                                                                     4,520,879
                                                                  ------------
SOFTWARE -- 3.8%
J.D. Edwards & Co.*                                  73,000            886,950
Microsoft Corp.*                                     71,600          3,916,520
                                                                  ------------
                                                                     4,803,470
                                                                  ------------
SPECIALTY RETAIL -- 4.1%
Bed, Bath & Beyond, Inc.*                            48,300          1,822,842
Best Buy Co., Inc.*                                  11,600            421,080
Circuit City Stores - Circuit City Group             45,200            847,500
Home Depot, Inc.                                     23,600            866,828
Pier 1 Imports, Inc.                                 60,700          1,259,525
                                                                  ------------
                                                                     5,217,775
                                                                  ------------
TOTAL COMMON STOCK
  (Cost $125,196,089)                                              124,956,412
                                                                  ------------
TEMPORARY INVESTMENTS -- 0.7%
Dreyfus Cash Management Plus #719                   821,360            821,360
Goldman Sachs Financial Square Money
  Market Portfolio                                       16                 16
J.P. Morgan Institutional Prime Money
  Market Portfolio                                       19                 19
                                                                  ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $821,395)                                                      821,395
                                                                  ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $126,017,484)                                             $125,777,807
                                                                  ============

--------------
+ See Note 2a to the Financial Statements.
* Non-income producing security.


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                CORE EQUITY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
   Investments at value (Cost $126,017,484) .......................................         $125,777,807
   Short-term investments held as collateral for securities on loan ...............           15,408,592
   Dividends receivable ...........................................................              103,825
   Interest receivable ............................................................                2,604
   Receivable for capital stock sold ..............................................               30,178
   Other assets ...................................................................               17,573
                                                                                            ------------
          Total assets ............................................................          141,340,579
                                                                                            ------------

LIABILITIES
   Payable upon return of collateral on securities loaned .........................           15,408,592
   Payable for capital stock redeemed .............................................               44,784
   Accrued expenses ...............................................................              130,598
                                                                                            ------------
          Total liabilities .......................................................           15,583,974
                                                                                            ------------

NET ASSETS
Applicable to 6,794,968 Institutional Shares, 246,481 N Shares, 37,627 A Shares,
   and 1,922 B Shares of beneficial interest outstanding, $.001 par value (Note 8)          $125,756,605
                                                                                            ============
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER INSTITUTIONAL SHARE
   ($120,735,950/6,794,968) .......................................................               $17.77
                                                                                                  ======
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER N SHARE
   ($4,326,916/246,481) ...........................................................               $17.55
                                                                                                  ======
NET ASSET VALUE AND REDEMPTION PRICE PER A SHARE
   ($660,212/37,627) ..............................................................               $17.55
                                                                                                  ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
   ($17.55/0.945) (Note 6) ........................................................               $18.57
                                                                                                  ======
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 5.0%) PER B SHARE
   ($33,527/1,922) ................................................................               $17.44
                                                                                                  ======


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                           SMALL-CAP OPPORTUNITY FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE+
                                                  ---------        -----------

COMMON STOCK -- 97.4%
AUTO COMPONENTS -- 0.6%
Intermet Corp.                                      249,300       $  2,677,482
                                                                  ------------
AUTOMOBILES -- 0.5%
Thor Industries, Inc.                                30,600          2,180,556
                                                                  ------------
BANKS -- 6.9%
American Home Mortgage Holdings, Inc.               133,400          1,666,166
Bankunited Financial Corp. Class A*                 182,100          3,487,215
Capitol Federal Financial                            90,400          2,357,632
Community First Bankshares, Inc.                    200,300          5,225,827
East West Bancorp, Inc.                              81,500          2,813,380
Flagstar Bancorp, Inc.                               90,000          2,079,000
Irwin Financial Corp.                               100,300          2,016,030
MAF Bancorp, Inc.                                    56,600          2,128,160
Staten Island Bancorp, Inc.                         107,900          2,071,680
Washington Federal, Inc.                             83,490          2,108,957
Wintrust Financial Corp.                             82,950          2,867,581
                                                                  ------------
                                                                    28,821,628
                                                                  ------------
BIOTECHNOLOGY -- 1.7%
Charles River Laboratories International,
  Inc.*                                             208,700          7,314,935
                                                                  ------------
BUILDING PRODUCTS -- 2.4%
Apogee Enterprises, Inc.                            184,100          2,643,676
Elcor Corp.                                         102,400          2,838,528
Hovnanian Enterprises, Inc. Class A*                123,700          4,438,356
                                                                  ------------
                                                                     9,920,560
                                                                  ------------
CASINOS -- 2.2%
Aztar Corp.*                                        158,900          3,305,120
GTECH Holdings Corp.*                               227,600          5,812,904
                                                                  ------------
                                                                     9,118,024
                                                                  ------------
CHEMICALS -- 3.1%
Airgas, Inc.*                                       255,400          4,418,420
Minerals Technologies, Inc.                          73,400          3,620,088
RPM, Inc.                                           322,700          4,921,175
                                                                  ------------
                                                                    12,959,683
                                                                  ------------
COMMERCIAL SERVICES & SUPPLIES -- 7.2%
Coinstar, Inc.*                                      83,400          2,039,130
Corinthian Colleges, Inc.*                          158,400          5,368,176
Corporate Executive Board Co.*                      106,500          3,647,625
FTI Consulting, Inc.*                                87,000          3,045,870
Right Management Consultants, Inc.*                 165,400          4,349,855
Stericycle, Inc.*                                   141,200          4,999,892
Sylvan Learning Systems, Inc.*                      201,500          4,017,910
TeleTech Holdings, Inc.*                            262,000          2,499,480
                                                                  ------------
                                                                    29,967,938
                                                                  ------------
COMPUTERS & PERIPHERALS -- 0.3%
Applied Films Corp.*                                126,500          1,425,655
                                                                  ------------
CONSTRUCTION & ENGINEERING -- 1.6%
EMCOR Group, Inc.*                                   78,900          4,576,989
McDermott International, Inc.*                      268,700          2,176,470
                                                                  ------------
                                                                     6,753,459
                                                                  ------------




                                                   SHARES            VALUE+
                                                  ---------        -----------

COMMON STOCK (CONTINUED)
DIVERSIFIED FINANCIALS -- 3.8%
AmeriCredit Corp.*                                  102,900       $  2,886,345
Doral Financial Corp.                               226,700          7,569,513
New Century Financial Corp.                         160,600          5,616,182
                                                                  ------------
                                                                    16,072,040
                                                                  ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.1%
Amphenol Corp. Class A*                              93,000          3,348,000
Mettler-Toledo International, Inc.*                  45,200          1,666,524
OSI Systems, Inc.*                                  120,900          2,397,447
Park Electrochemical Corp.                           70,350          1,864,275
ScanSource, Inc.*                                    59,700          3,666,177
                                                                  ------------
                                                                    12,942,423
                                                                  ------------
ENERGY EQUIPMENT & SERVICES -- 0.4%
Key Energy Services, Inc.*                          172,500          1,795,725
                                                                  ------------
FOOD & DRUG RETAILING -- 0.6%
Great Atlantic & Pacific Tea Co., Inc.*             126,800          2,369,892
                                                                  ------------
FOOD PRODUCTS -- 1.7%
Dole Food Co., Inc.                                 238,700          6,922,300
                                                                  ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.6%
American Medical Systems Holdings, Inc.*            136,300          2,734,178
Cooper Cos., Inc.                                    88,200          4,154,220
Diagnostic Products Corp.                           118,600          4,388,200
ICU Medical, Inc.*                                   59,400          1,835,460
Immucore, Inc.*                                      74,100          1,739,127
Mentor Corp.                                        124,000          4,551,916
                                                                  ------------
                                                                    19,403,101
                                                                  ------------
HEALTH CARE PROVIDERS & SERVICES -- 9.6%
Accredo Health, Inc.*                                78,800          3,635,832
Amerigroup Corp.*                                   205,486          5,700,182
Coventry Health Care, Inc.*                         216,600          6,173,100
Fisher Scientific International, Inc.*              280,200          7,845,600
Henry Schein, Inc.*                                 141,500          6,296,750
LabOne, Inc.*                                        44,800          1,182,720
Mid Atlantic Medical Services, Inc.*                210,500          6,599,175
Pharmaceutical Product Development,
  Inc.*                                             106,100          2,794,674
                                                                  ------------
                                                                    40,228,033
                                                                  ------------
HOTELS, RESTAURANTS & LEISURE -- 1.9%
Applebee's International, Inc.                      132,300          3,036,285
Brinker International, Inc.*                        156,950          4,983,163
                                                                  ------------
                                                                     8,019,448
                                                                  ------------
HOUSEHOLD DURABLES -- 2.5%
KB Home                                              56,600          2,915,466
Meritage Corp.*                                      57,000          2,576,400
Pulte Homes, Inc.                                    89,589          5,149,576
                                                                  ------------
                                                                    10,641,442
                                                                  ------------


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                           SMALL-CAP OPPORTUNITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE+
                                                  ---------       ------------

COMMON STOCK (CONTINUED)
INSURANCE -- 3.8%
AmerUs Group Co.                                     70,300       $  2,604,615
Delphi Financial Group, Inc. Class A                 83,400          3,607,050
First American Corp.                                151,800          3,423,090
Hilb, Rogal & Hamilton Co.                           74,700          3,380,175
LandAmerica Financial Group, Inc.                    88,200          2,778,300
                                                                  ------------
                                                                    15,793,230
                                                                  ------------
INTERNET SOFTWARE & SERVICES -- 1.5%
Centillium Communications, Inc.*                    168,600          1,470,192
Computer Network Technology Corp.*                  342,900          2,101,977
Websense, Inc.*                                     106,900          2,733,433
                                                                  ------------
                                                                     6,305,602
                                                                  ------------
IT CONSULTING & SERVICES -- 0.9%
Cognizant Technology Solutions Corp.*                71,100          3,821,625
                                                                  ------------
MACHINERY -- 0.6%
Albany International Corp. Class A                   87,200          2,346,552
                                                                  ------------
METALS & MINING -- 1.5%
Commercial Metals Co.                                47,600          2,234,344
Quanex Corp.                                         88,700          3,876,190
                                                                  ------------
                                                                     6,110,534
                                                                  ------------
MULTI-UTILITIES -- 0.4%
NorthWestern Corp.                                  111,100          1,883,145
                                                                  ------------
MULTILINE RETAIL -- 1.3%
American Woodmark Corp.                              28,000          1,571,640
Jo-Ann Stores, Inc. Class A*                         54,500          1,591,400
ShopKo Stores, Inc.*                                117,700          2,351,646
                                                                  ------------
                                                                     5,514,686
                                                                  ------------
OIL & GAS -- 4.4%
Frontier Oil Corp.                                  110,100          1,917,942
Patina Oil & Gas Corp.                              158,375          4,342,643
Tesoro Petroleum Corp.*                             428,200          3,318,550
Western Gas Resources, Inc.                         187,500          7,012,500
XTO Energy, Inc.                                     92,250          1,900,350
                                                                  ------------
                                                                    18,491,985
                                                                  ------------
OFFICE ELECTRONICS -- 1.5%
Synopsys, Inc.*                                     117,161          6,421,594
                                                                  ------------
PHARMACEUTICALS -- 3.2%
D & K Healthcare Resources, Inc.                    222,800          7,855,928
SICOR, Inc.*                                        294,400          5,458,176
                                                                  ------------
                                                                    13,314,104
                                                                  ------------
REAL ESTATE -- 1.9%
Highwoods Properties, Inc.                           49,200          1,284,120
LNR Property Corp.                                   83,100          2,866,950
MeriStar Hospitality Corp.                          255,500          3,896,375
                                                                  ------------
                                                                     8,047,445
                                                                  ------------
ROAD & RAIL -- 0.8%
Roadway Corp.                                        90,700          3,258,851
                                                                  ------------



                                                   SHARES            VALUE+
                                                  ---------        -----------

COMMON STOCK (CONTINUED)
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 4.0%
Asyst Technologies, Inc.*                           196,900       $  4,006,915
Exar Corp.*                                         167,300          3,299,156
FEI Co.*                                            131,200          3,215,712
LTX Corp.*                                          253,400          3,618,552
Semtech Corp.*                                      100,700          2,688,690
                                                                  ------------
                                                                    16,829,025
                                                                  ------------
SOFTWARE -- 4.6%
ANSYS, Inc.*                                        109,200          2,194,920
Fair, Isaac & Co., Inc.                             128,400          4,220,508
Imation Corp.*                                      113,400          3,374,784
Kronos, Inc.*                                       105,300          3,210,492
Macromedia, Inc.*                                   178,100          1,579,747
Mentor Graphics Corp.*                              136,400          1,939,608
SERENA Software, Inc.*                              194,500          2,664,125
                                                                  ------------
                                                                    19,184,184
                                                                  ------------
SPECIALTY RETAIL -- 11.1%
Charming Shoppes, Inc.*                             865,700          7,479,648
Chico's FAS, Inc.*                                  229,450          8,333,624
Christopher & Banks Corp.*                           89,350          3,779,505
Dress Barn, Inc.*                                   147,000          2,274,090
Hughes Supply, Inc.                                  50,800          2,250,948
Michaels Stores, Inc.*                              199,100          7,764,900
Rent-A-Center, Inc.*                                 91,300          5,296,313
Sonic Automotive, Inc.*                             189,500          4,879,625
Too, Inc.*                                          139,700          4,302,760
                                                                  ------------
                                                                    46,361,413
                                                                  ------------
TOBACCO -- 0.5%
Universal Corp.                                      54,800          2,011,160
                                                                  ------------
WIRELESS TELECOMMUNICATIONS SERVICES -- 0.7%
Metro One Telecommunications, Inc.*                 219,900          3,069,804
                                                                  ------------
TOTAL COMMON STOCK
  (Cost $356,147,341)                                              408,299,263
                                                                  ------------
TEMPORARY INVESTMENTS -- 2.6%
Dreyfus Cash Management Plus #719                10,506,453         10,506,453
Goldman Sachs Financial Square Money
  Market Portfolio                                  209,168            209,168
J.P. Morgan Institutional Prime Money
  Market Portfolio                                       34                 34
                                                                  ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $10,715,655)                                                10,715,655
                                                                  ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $366,862,996)                                             $419,014,918
                                                                  ============

--------------
+ See Note 2a to the Financial Statements.
* Non-income producing security.


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                           SMALL-CAP OPPORTUNITY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
   Investments at value (Cost $366,862,996) .......................................         $419,014,918
   Short-term investments held as collateral for securities on loan ...............           57,434,984
   Dividends receivable ...........................................................               56,478
   Interest receivable ............................................................               24,553
   Receivable for securities sold .................................................            4,373,315
   Receivable for capital stock sold ..............................................              316,533
   Other assets ...................................................................               23,772
                                                                                            ------------
          Total assets ............................................................          481,244,553
                                                                                            ------------

LIABILITIES
   Payable upon return of collateral on securities loaned .........................           57,434,984
   Payable for securities purchased ...............................................            3,056,352
   Payable for capital stock redeemed .............................................              160,741
   Accrued expenses ...............................................................              431,739
                                                                                            ------------
          Total liabilities .......................................................           61,083,816
                                                                                            ------------

NET ASSETS
Applicable to 23,533,407 Institutional Shares, 476,737 N Shares, 31,889 A Shares,
   and 7,967 B Shares of beneficial interest outstanding, $.001 par value (Note 8)          $420,160,737
                                                                                            ============



NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER INSTITUTIONAL SHARE
   ($411,279,568/23,533,407) ......................................................               $17.48
                                                                                                  ======
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER N SHARE
   ($8,197,083/476,737) ...........................................................               $17.19
                                                                                                  ======
NET ASSET VALUE AND REDEMPTION PRICE PER A SHARE
   ($548,111/31,889) ..............................................................               $17.19
                                                                                                  ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
   ($17.19/0.945) (Note 6) ........................................................               $18.19
                                                                                                  ======
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE (SUBJECT TO A MAXIMUM CONTINGENT
DEFERRED SALES CHARGE OF 5.0%) PER B SHARE
   ($135,975/7,967) ...............................................................               $17.07
                                                                                                  ======


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                              SMALL-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE+
                                                  ---------        -----------

COMMON STOCK -- 96.4%
AEROSPACE & DEFENSE -- 3.0%
Curtiss-Wright Corp.                                 42,280       $  3,376,058
Moog, Inc. Class A*                                 125,750          5,392,160
                                                                  ------------
                                                                     8,768,218
                                                                  ------------
AIR FREIGHT & COURIERS -- 1.9%
Airborne, Inc.                                      289,600          5,560,320
                                                                  ------------
AUTO COMPONENTS -- 2.5%
Tower Automotive, Inc.*                             518,400          7,231,680
                                                                  ------------
BANKS -- 10.7%
Colonial BancGroup, Inc.                            224,600          3,369,000
Downey Financial Corp.                               85,900          4,063,070
East West Bancorp, Inc.                              59,600          2,057,392
Flagstar Bancorp, Inc.                              206,750          4,775,925
GBC Bancorp                                         118,000          3,416,100
Greater Bay Bancorp                                  66,700          2,051,692
Independent Bank Corp.                              123,200          2,820,048
MAF Bancorp, Inc.                                    92,150          3,464,840
Staten Island Bancorp, Inc.                         150,200          2,883,840
Sterling Bancshares, Inc.*                          152,650          2,254,640
                                                                  ------------
                                                                    31,156,547
                                                                  ------------
CASINOS -- 0.6%
Alliance Gaming Corp.*                              133,700          1,633,814
                                                                  ------------
CHEMICALS -- 1.7%
Georgia Gulf Corp.                                  184,600          4,880,824
                                                                  ------------
COMMERCIAL SERVICES & SUPPLIES -- 4.6%
Bowne & Co., Inc.                                   511,000          7,532,140
Volt Information Sciences, Inc.*                    245,300          6,007,397
                                                                  ------------
                                                                    13,539,537
                                                                  ------------
CONSTRUCTION & ENGINEERING -- 2.3%
EMCOR Group, Inc.*                                   54,500          3,161,545
URS Corp.*                                          125,800          3,497,240
                                                                  ------------
                                                                     6,658,785
                                                                  ------------
CONSTRUCTION MATERIALS -- 1.7%
Florida Rock Industries, Inc.                       136,675          4,921,667
                                                                  ------------
CONTAINERS & PACKAGING -- 3.4%
Crown Cork & Seal Co., Inc.*                        827,000          5,664,950
Owens-Illinois, Inc.*                               314,100          4,315,734
                                                                  ------------
                                                                     9,980,684
                                                                  ------------
DIVERSIFIED FINANCIALS -- 2.6%
Corrections Corp. of America*                       172,200          2,979,060
Financial Federal Corp.*                             83,650          2,806,457
Interactive Data Corp.*                             121,800          1,773,408
                                                                  ------------
                                                                     7,558,925
                                                                  ------------
ELECTRIC UTILITIES -- 1.0%
UIL Holdings Corp.                                   52,900          2,880,934
                                                                  ------------



                                                   SHARES            VALUE+
                                                  ---------       ------------

COMMON STOCK (CONTINUED)
ELECTRICAL EQUIPMENT -- 0.6%
Tecumseh Products Co. Class A                        27,100       $  1,438,468
Woodward Governor Co.                                 4,110            242,983
                                                                  ------------
                                                                     1,681,451
                                                                  ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.4%
Pioneer-Standard Electronics, Inc.                  406,100          4,219,379
                                                                  ------------
ENERGY EQUIPMENT & SERVICES -- 0.5%
Kaneb Pipeline Partners L.P.                         37,300          1,405,464
                                                                  ------------
FOOD & DRUG RETAILING -- 2.9%
Fleming Cos., Inc.                                  298,100          5,470,135
Ruddick Corp.                                       180,700          3,026,725
                                                                  ------------
                                                                     8,496,860
                                                                  ------------
FOOD PRODUCTS -- 5.4%
Dean Foods Co.*                                     182,600          6,810,980
Dole Food Co., Inc.                                  92,300          2,676,700
Fresh Del Monte Produce, Inc.                       255,600          6,390,000
                                                                  ------------
                                                                    15,877,680
                                                                  ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.4%
American Medical Systems Holdings, Inc.*            178,000          3,570,680
Cooper Cos., Inc.                                    74,650          3,516,015
                                                                  ------------
                                                                     7,086,695
                                                                  ------------
HEALTH CARE PROVIDERS & SERVICES -- 1.5%
Sunrise Assisted Living, Inc.*                      160,200          4,293,360
                                                                  ------------
HOTELS, RESTAURANTS & LEISURE -- 3.0%
Bob Evans Farms, Inc.                                65,900          2,074,532
Landry's Restaurants, Inc.                          131,400          3,352,014
Papa John's International, Inc.*                    105,500          3,522,645
                                                                  ------------
                                                                     8,949,191
                                                                  ------------
HOUSEHOLD DURABLES -- 4.1%
Pulte Homes, Inc.                                    85,507          4,914,942
Toro Co.                                            121,500          6,966,810
                                                                  ------------
                                                                    11,881,752
                                                                  ------------
INSURANCE -- 7.0%
AmerUs Group Co.                                    110,700          4,101,435
Delphi Financial Group, Inc. Class A                 43,440          1,878,780
Fidelity National Financial, Inc.                   306,790          9,694,564
IPC Holdings, Ltd.*                                 137,900          4,211,466
Kansas City Life Insurance Co.                       12,600            487,242
                                                                  ------------
                                                                    20,373,487
                                                                  ------------
MACHINERY -- 4.5%
ESCO Technologies, Inc.*                             54,020          1,890,700
Flowserve Corp.*                                    111,300          3,316,740
Graco, Inc.                                          93,055          2,383,139
Mueller Industries, Inc.*                            54,700          1,736,725
Reliance Steel & Aluminum Corp.                     127,750          3,869,547
                                                                  ------------
                                                                    13,196,851
                                                                  ------------


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                              SMALL-CAP VALUE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE+
                                                  ---------       ------------

COMMON STOCK (CONTINUED)
METALS & MINING -- 2.7%
Commercial Metals Co.                               169,800       $  7,970,412
                                                                  ------------
MULTILINE RETAIL -- 1.1%
ShopKo Stores, Inc.*                                159,700          3,190,806
                                                                  ------------
OFFICE ELECTRONICS -- 0.6%
Ikon Office Solutions, Inc.                         201,600          1,895,040
                                                                  ------------
OIL & GAS -- 3.0%
Hurricane Hydrocarbons, Ltd. Class A*               295,700          2,764,795
Patina Oil & Gas Corp.                              153,375          4,205,543
Tesoro Petroleum Corp.*                             246,000          1,906,500
                                                                  ------------
                                                                     8,876,838
                                                                  ------------
REAL ESTATE -- 7.2%
Highwoods Properties, Inc.                          118,000          3,079,800
HRPT Properties Trust                               458,200          4,055,070
Innkeepers USA Trust, Inc.                          164,100          1,572,078
LNR Property Corp.                                  217,360          7,498,920
New Plan Excel Realty Trust                         240,290          5,005,241
                                                                  ------------
                                                                    21,211,109
                                                                  ------------
ROAD & RAIL -- 2.4%
Dollar Thrifty Automotive Group, Inc.*              196,800          5,097,120
Landstar System, Inc.*                               18,700          1,998,095
                                                                  ------------
                                                                     7,095,215
                                                                  ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.9%
Cymer, Inc.*                                         51,800          1,815,072
ESS Technology, Inc.*                               202,700          3,555,358
PLX Technology, Inc.*                                31,550            134,088
                                                                  ------------
                                                                     5,504,518
                                                                  ------------
SPECIALTY RETAIL -- 5.9%
Dress Barn, Inc.*                                   296,600          4,588,402
Footstar, Inc.*                                     108,500          2,653,910
Rent-A-Center, Inc.*                                142,390          8,260,044
Zale Corp.*                                          45,600          1,668,960
                                                                  ------------
                                                                    17,171,316
                                                                  ------------
TOBACCO -- 2.3%
Universal Corp.                                     180,500          6,624,350
                                                                  ------------
TOTAL COMMON STOCK
  (Cost $261,678,990)                                              281,773,709
                                                                  ------------


                                                   SHARES            VALUE+
                                                  ---------        -----------

TEMPORARY INVESTMENTS -- 3.6%
Dreyfus Cash Management Plus #719                 8,880,873       $  8,880,873
Goldman Sachs Financial Square Money
  Market Portfolio                                1,507,864          1,507,864
J.P. Morgan Institutional Prime Money
  Market Portfolio                                   83,747             83,747
                                                                  ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $10,472,484)                                                10,472,484
                                                                  ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $272,151,474)                                             $292,246,193
                                                                  ============

--------------
+ See Note 2a to the Financial Statements.
* Non-income producing security.


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                              SMALL-CAP VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
   Investments at value (Cost $272,151,474) .......................................         $292,246,193
   Short-term investments held as collateral for securities on loan ...............           47,238,677
   Dividends receivable ...........................................................              259,434
   Interest receivable ............................................................               24,729
   Receivable for securities sold .................................................            7,636,787
   Receivable for capital stock sold ..............................................              162,258
   Other assets ...................................................................               18,215
                                                                                            ------------
          Total assets ............................................................          347,586,293
                                                                                            ------------

LIABILITIES
   Payable upon return of collateral on securities loaned .........................           47,238,677
   Payable for securities purchased ...............................................            6,772,220
   Payable for capital stock redeemed .............................................              112,082
   Accrued expenses ...............................................................              252,166
                                                                                            ------------


          Total liabilities .......................................................           54,375,145
                                                                                            ------------

NET ASSETS
Applicable to 7,488,968 Institutional Shares, 135,441 N Shares, 18,315 A Shares,
   and 12,785 B Shares of beneficial interest outstanding, $.001 par value (Note 8)         $293,211,148
                                                                                            ============

NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER INSTITUTIONAL SHARE
   ($286,856,527/7,488,968) .......................................................               $38.30
                                                                                                  ======
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER N SHARE
   ($5,171,051/135,441) ...........................................................               $38.18
                                                                                                  ======
NET ASSET VALUE AND REDEMPTION PRICE PER A SHARE
   ($698,814/18,315) ..............................................................               $38.16
                                                                                                  ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
   ($38.16/0.945) (Note 6) ........................................................               $40.38
                                                                                                  ======
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 5.0%) PER B SHARE
   ($484,756/12,785) ..............................................................               $37.92
                                                                                                  ======


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE+
                                                  ---------        -----------

COMMON STOCK -- 96.1%
AEROSPACE & DEFENSE -- 2.0%
Allegheny Technologies, Inc.                          3,180       $     50,403
Boeing Co.                                           33,185          1,493,325
General Dynamics Corp.                                7,996            850,375
Goodrich Corp.                                        4,030            110,100
Honeywell International, Inc.                        32,222          1,135,181
Lockheed Martin Corp.                                17,569          1,221,045
Northrop Grumman Holdings Corp.                       4,344            543,000
Raytheon Co.                                         15,490            631,217
Rockwell Collins, Inc.                                7,272            199,398
United Technologies Corp.                            18,734          1,272,039
                                                                  ------------
                                                                     7,506,083
                                                                  ------------
AIR FREIGHT & COURIERS -- 0.2%
FedEx Corp.                                          11,822            631,295
                                                                  ------------
AIRLINES -- 0.2%
AMR Corp.*                                            6,135            103,436
Delta Air Lines, Inc.                                 4,884             97,680
Southwest Airlines Co.                               30,383            490,989
                                                                  ------------
                                                                       692,105
                                                                  ------------
ALCOHOLIC BEVERAGES -- 0.5%
Anheuser-Busch Cos., Inc.                            35,039          1,751,950
Coors Adolph Co. Class B                              1,408             87,718
                                                                  ------------
                                                                     1,839,668
                                                                  ------------
AUTO COMPONENTS -- 0.3%
Cooper Tire & Rubber Co.                              2,860             58,773
Dana Corp.                                            5,887            107,673
Delphi Automotive Systems Corp.                      22,199            293,027
Goodyear Tire & Rubber Co.                            6,464            120,941
Johnson Controls, Inc.                                3,473            283,432
T.R.W., Inc.                                          5,007            284,398
Visteon Corp.                                         5,167             73,371
                                                                  ------------
                                                                     1,221,615
                                                                  ------------
AUTOMOBILES -- 0.8%
Ford Motor Co.                                       71,755          1,148,080
General Motors Corp.                                 22,012          1,176,541
Harley-Davidson, Inc.                                11,996            615,035
                                                                  ------------
                                                                     2,939,656
                                                                  ------------
BANKS -- 7.1%
AmSouth Bancorp.                                     14,440            323,167
Bank of America Corp.                                62,342          4,386,383
Bank of New York Co., Inc.                           29,182            984,892
Bank One Corp.                                       46,241          1,779,354
BB&T Corp.                                           18,268            705,145
Charter One Financial, Inc.                           8,906            306,188
Comerica, Inc.                                        7,056            433,238
Fifth Third Bancorp                                  23,104          1,539,882
First Tennessee National Corp.                        5,017            192,151
FleetBoston Financial Corp.                          41,358          1,337,931
Golden West Financial Corp.                           6,246            429,600
Huntington Bancshares, Inc.                           9,954            193,307
Keycorp                                              16,780            458,094



                                                   SHARES            VALUE+
                                                  ---------        -----------

COMMON STOCK (CONTINUED)
BANKS (CONTINUED)
Marshall & Ilsley Corp.                               8,482       $    258,022
Mellon Financial Corp.                               17,500            550,025
National City Corp.                                  24,066            800,194
Northern Trust Corp.                                  8,801            387,772
PNC Financial Services Group, Inc.                   11,411            596,567
Regions Financial Corp.                               9,012            316,772
Southtrust Corp.                                     13,730            358,628
Suntrust Banks, Inc.                                 11,436            774,446
Synovus Financial Corp.                              11,542            317,636
U.S. Bancorp                                         75,623          1,765,797
Union Planters Corp.                                  8,163            264,236
Wachovia Corp.                                       53,924          2,058,818
Washington Mutual, Inc.                              38,163          1,416,229
Wells Fargo & Co.                                    67,172          3,362,630
Zions Bancorp                                         3,600            187,560
                                                                  ------------
                                                                    26,484,664
                                                                  ------------
BEVERAGES -- 2.6%
Brown-Forman Corp. Class B                            2,671            184,406
Coca-Cola Co.                                        98,456          5,513,536
Coca-Cola Enterprises, Inc.                          17,623            389,116
Pepsi Bottling Group, Inc.                           11,305            348,194
Pepsico, Inc.                                        69,327          3,341,561
                                                                  ------------
                                                                     9,776,813
                                                                  ------------
BIOTECHNOLOGY -- 0.9%
Amgen, Inc.*                                         41,519          1,738,816
Biogen, Inc.*                                         5,853            242,490
Chiron Corp.*                                         7,509            265,068
Genzyme Corp.*                                        8,408            161,770
Immunex Corp.*                                       21,581            482,120
MedImmune, Inc.*                                      9,809            258,958
                                                                  ------------
                                                                     3,149,222
                                                                  ------------
BUILDING PRODUCTS -- 0.2%
Crane Co.                                             2,364             59,951
Masco Corp.                                          18,185            492,995
                                                                  ------------
                                                                       552,946
                                                                  ------------
CASINOS -- 0.1%
Harrah's Entertainment, Inc.*                         4,446            197,180
International Game Technology*                        3,500            198,450
                                                                  ------------
                                                                       395,630
                                                                  ------------
CHEMICALS -- 1.5%
Air Products & Chemicals, Inc.                        9,003            454,381
Dow Chemical Co.                                     35,737          1,228,638
E.I. du Pont de Nemours & Co.                        40,622          1,803,617
Eastman Chemical Co.                                  3,055            143,279
Ecolab, Inc.                                          5,066            234,201
Engelhard Corp.                                       5,120            144,998
Great Lakes Chemical Corp.                            1,926             51,135
Hercules, Inc.*                                       4,277             50,982
International Flavors & Fragrances, Inc.              3,728            121,123
P.P.G. Industries, Inc.                               6,688            413,987
Praxair, Inc.                                         6,374            363,127


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE+
                                                  ---------        -----------

COMMON STOCK (CONTINUED)
CHEMICALS (CONTINUED)
Rohm & Haas Co.                                       8,733       $    353,599
Sigma Aldrich Corp.                                   2,877            144,282
                                                                  ------------
                                                                     5,507,349
                                                                  ------------
COMMERCIAL SERVICES & SUPPLIES -- 2.0%
Allied Waste Industries, Inc.*                        7,805             75,787
Apollo Group, Inc. Class A*                           6,843            269,683
Automatic Data Processing, Inc.                      24,578          1,070,372
Avery Dennison Corp.                                  4,353            273,151
Cendant Corp.*                                       41,323            656,209
Cintas Corp.                                          6,727            332,314
Concord EFS, Inc.*                                   20,136            606,899
Convergys Corp.*                                      6,818            132,815
Deluxe Corp.                                          2,629            102,242
Equifax, Inc.                                         5,741            155,007
First Data Corp.                                     30,234          1,138,612
Fiserv, Inc.*                                         7,550            277,160
H & R Block, Inc.                                     7,239            334,080
IMS Health, Inc.                                     11,710            210,194
Paychex, Inc.                                        14,849            464,625
Pitney Bowes, Inc.                                    9,662            383,775
R.R. Donnelley & Sons Co.                             4,454            122,708
Robert Half International, Inc.*                      6,949            161,912
Sabre Holdings Corp. Class A*                         5,660            202,628
Waste Management, Inc.                               24,876            648,020
                                                                  ------------
                                                                     7,618,193
                                                                  ------------
COMMUNICATIONS EQUIPMENT -- 2.0%
ADC Telecommunications, Inc.*                        31,455             72,032
Andrew Corp.*                                         3,871             55,471
Avaya, Inc.*                                         14,263             70,602
CIENA Corp.*                                         13,026             54,579
Cisco Systems, Inc.*                                290,643          4,054,470
Comverse Technology, Inc.*                            7,380             68,339
Corning, Inc.*                                       37,442            132,919
JDS Uniphase Corp.*                                  53,783            144,676
Lucent Technologies, Inc.*                          135,636            225,156
Motorola, Inc.                                       88,194          1,271,757
Nortel Networks Corp.*                              148,797            215,756
Qualcomm, Inc.*                                      30,398            835,641
Scientific-Atlanta, Inc.                              6,199            101,974
Tellabs, Inc.*                                       16,246            102,675
                                                                  ------------
                                                                     7,406,047
                                                                  ------------
COMPUTERS & PERIPHERALS -- 3.1%
Apple Computer, Inc.*                                14,003            248,133
Dell Computer Corp.*                                103,302          2,700,314
EMC Corp.*                                           87,791            662,822
Gateway, Inc.*                                       12,837             56,996
Hewlett Packard Co.                                 119,634          1,828,008
International Business Machines Corp.                68,259          4,914,648
Lexmark International Group, Inc. Class A*            5,151            280,214
NCR Corp.*                                            3,841            133,859
Network Appliance, Inc.*                             13,229            164,172
Palm, Inc.*                                          22,884             40,276
Sun Microsystems, Inc.*                             128,718            644,877
                                                                  ------------
                                                                    11,674,319
                                                                  ------------



                                                   SHARES            VALUE+
                                                  ---------       ------------

COMMON STOCK (CONTINUED)
CONSTRUCTION & ENGINEERING -- 0.0%
Fluor Corp.                                           3,174       $    123,627
McDermott International, Inc.*                        2,401             19,448
                                                                  ------------
                                                                       143,075
                                                                  ------------
CONSTRUCTION MATERIALS -- 0.0%
Vulcan Materials Co.                                  3,978            173,361
                                                                  ------------
CONTAINERS & PACKAGING -- 0.2%
Ball Corp.                                            2,120             87,938
Bemis Co., Inc.                                       2,062             97,945
Pactiv Corp.*                                         6,312            149,594
Sealed Air Corp.*                                     3,276            131,925
Temple Inland, Inc.                                   2,099            121,448
                                                                  ------------
                                                                       588,850
                                                                  ------------
DIVERSIFIED FINANCIALS -- 7.3%
AMBAC Financial Group, Inc.                           4,178            281,597
American Express Co.                                 52,868          1,920,166
Bear Stearns Cos., Inc.                               3,953            241,331
Capital One Financial Corp.                           8,514            519,780
Charles Schwab Corp.                                 54,153            606,514
Citigroup, Inc.                                     203,862          7,899,652
Countrywide Credit Industries, Inc.                   4,863            234,640
Equity Residential Properties Trust                  10,730            308,487
Fannie Mae                                           39,585          2,919,394
Franklin Resources, Inc.                             10,357            441,622
Freddie Mac                                          27,544          1,685,693
Household International, Inc.                        18,137            901,409
J.P. Morgan Chase & Co.                              78,179          2,651,832
Lehman Brothers Holdings, Inc.                        9,678            605,069
MBNA Corp.                                           33,752          1,116,179
Merrill Lynch & Co., Inc.                            33,369          1,351,444
Moody's Corp.                                         6,181            307,505
Morgan Stanley                                       43,651          1,880,485
Providian Financial Corp.                            11,262             66,221
SLM Corp.                                             6,212            601,943
State Street Corp.                                   12,865            575,065
Stilwell Financial, Inc.                              8,770            159,614
T. Rowe Price Group, Inc.                             4,887            160,685
                                                                  ------------
                                                                    27,436,327
                                                                  ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 3.7%
Alltel Corp.                                         12,317            578,899
AT&T Corp.                                          148,169          1,585,408
BellSouth Corp.                                      74,425          2,344,387
CenturyTel, Inc.                                      5,591            164,934
Citizens Communications Co.*                         11,098             92,779
Qwest Communications International, Inc.*            65,973            184,724
SBC Communications, Inc.                            132,823          4,051,101
Sprint Corp. (FON Group)                             35,167            373,122
Verizon Communications, Inc.                        107,559          4,318,494
                                                                  ------------
                                                                    13,693,848
                                                                  ------------
ELECTRIC UTILITIES -- 2.5%
AES Corp.*                                           21,122            114,481
Allegheny Energy, Inc.                                4,955            127,591
Ameren Corp.                                          5,453            234,534


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE+
                                                  ---------       ------------

COMMON STOCK (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
American Electric Power Co., Inc.                    12,768       $    510,975
Calpine Corp.*                                       14,713            103,432
Cinergy Corp.                                         6,588            237,102
CMS Energy Corp.                                      5,263             57,788
Consolidated Edison, Inc.                             8,410            351,117
Constellation Energy Group, Inc.                      6,487            190,329
Dominion Resources, Inc.                             10,960            723,141
DTE Energy Co.                                        6,445            287,705
Duke Energy Corp.                                    32,731          1,017,934
Edison International*                                12,910            219,470
Entergy Corp.                                         8,759            371,732
Exelon Corp.                                         12,715            664,994
F.P.L. Group, Inc.                                    6,969            418,070
FirstEnergy Corp.                                    11,793            393,650
Mirant Corp.*                                        15,879            115,917
PG&E Corp.*                                          15,371            274,987
Pinnacle West Capital Corp.                           3,324            131,298
PP&L Corp.                                            5,808            192,129
Progress Energy, Inc.                                 8,667            450,771
Public Service Enterprise Group, Inc.                 8,156            353,155
Reliant Energy, Inc.                                 11,814            199,657
Southern Co.                                         27,544            754,706
Teco Energy, Inc.                                     6,100            149,450
TXU Corp.                                            10,505            539,957
Xcel Energy, Inc.                                    15,619            261,931
                                                                  ------------
                                                                     9,448,003
                                                                  ------------
ELECTRICAL EQUIPMENT -- 0.4%
American Power Conversion Corp.*                      7,748             97,857
Cooper Industries, Ltd. Class A                       3,708            145,724
Emerson Electric Co.                                 16,670            892,012
Molex, Inc.                                           7,699            258,147
Power-One, Inc.*                                      3,124             19,431
Rockwell International Corp.                          7,307            145,044
Thomas & Betts Corp.*                                 2,287             42,538
                                                                  ------------
                                                                     1,600,753
                                                                  ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.4%
Agilent Technologies, Inc.*                          18,374            438,771
Applera Corp. - Applied Biosystems Group              8,423            164,164
Jabil Circuit, Inc.*                                  7,812            164,911
Millipore Corp.                                       1,846             59,035
PerkinElmer, Inc.                                     4,865             53,758
Sanmina - SCI Corp.*                                 20,719            130,737
Solectron Corp.*                                     32,516            199,973
Symbol Technologies, Inc.                             9,050             76,925
Tektronix, Inc.*                                      3,646             68,217
Thermo Electron Corp.*                                7,045            116,242
Waters Corp.*                                         5,183            138,386
                                                                  ------------
                                                                     1,611,119
                                                                  ------------
ENERGY EQUIPMENT & SERVICES -- 0.7%
Baker Hughes, Inc.                                   13,309            443,057
BJ Services Co.*                                      6,200            210,056
Halliburton Co.                                      17,013            271,187
Nabors Industries, Ltd.*                              5,582            196,207
Rowan Cos., Inc.*                                     3,672             78,764



                                                   SHARES            VALUE+
                                                  ---------        -----------

COMMON STOCK (CONTINUED)
ENERGY EQUIPMENT & SERVICES (CONTINUED)
Schlumberger, Ltd.                                   22,833       $  1,061,734
Transocean Sedco Forex, Inc.                         12,631            393,456
                                                                  ------------
                                                                     2,654,461
                                                                  ------------
FOOD & DRUG RETAILING -- 1.3%
Albertson's, Inc.                                    16,100            490,406
CVS Corp.                                            15,485            473,841
Kroger Co.*                                          31,716            631,148
Safeway, Inc.*                                       19,888            580,531
SUPERVALU, Inc.                                       5,233            128,365
Sysco Corp.                                          26,356            717,410
Walgreen Co.                                         40,490          1,564,129
Winn-Dixie Stores, Inc.                               5,570             86,836
                                                                  ------------
                                                                     4,672,666
                                                                  ------------
FOOD PRODUCTS -- 1.6%
Archer-Daniels-Midland Co.                           25,937            331,734
Campbell Soup Co.                                    16,233            449,005
ConAgra Foods, Inc.                                  21,286            588,558
General Mills, Inc.                                  14,474            638,014
H.J. Heinz Co.                                       13,870            570,057
Hershey Foods Corp.                                   5,374            337,810
Kellogg Co.                                          16,106            577,561
Sara Lee Corp.                                       31,121            642,337
Unilever N.V                                         22,649          1,467,655
Wm. Wrigley Jr., Co.                                  8,925            493,999
                                                                  ------------
                                                                     6,096,730
                                                                  ------------
GAS UTILITIES -- 0.4%
El Paso Corp.                                        20,221            416,755
KeySpan Corp.                                         5,511            207,489
Kinder Morgan, Inc.                                   4,897            186,184
Nicor, Inc.                                           1,715             78,461
NiSource, Inc.                                        8,222            179,486
Peoples Energy Corp.                                  1,340             49,031
Sempra Energy                                         8,210            181,687
                                                                  ------------
                                                                     1,299,093
                                                                  ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.5%
Bausch & Lomb, Inc.                                   2,072             70,137
Baxter International, Inc.                           23,392          1,039,540
Becton, Dickinson & Co.                              10,249            353,078
Biomet, Inc.                                         10,700            290,184
Boston Scientific Corp.*                             15,982            468,592
C.R. Bard, Inc.                                       1,955            110,614
Guidant Corp.*                                       12,075            365,027
Medtronic, Inc.                                      47,971          2,055,557
St. Jude Medical, Inc.*                               3,438            254,206
Stryker Corp.                                         7,791            416,896
Zimmer Holdings, Inc.*                                7,680            273,869
                                                                  ------------
                                                                     5,697,700
                                                                  ------------
HEALTH CARE PROVIDERS & SERVICES -- 1.6%
Cardinal Health, Inc.                                17,812          1,093,835
Cigna Corp.                                           5,731            558,314
HCA, Inc.                                            20,408            969,380


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE+
                                                  ---------       ------------

COMMON STOCK (CONTINUED)
HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
Health Management Associates, Inc.
  Class A*                                            9,579       $    193,017
Healthsouth Corp.*                                   15,545            198,821
Humana, Inc.*                                         6,685            104,487
Manor Care, Inc.*                                     4,050             93,150
McKesson Corp.                                       11,390            372,453
Quintiles Transnational Corp.*                        4,740             59,203
Tenet Healthcare Corp.*                              12,896            922,709
Unitedhealth Group, Inc.                             12,354          1,131,009
Wellpoint Health Networks, Inc.*                      5,722            445,229
                                                                  ------------
                                                                     6,141,607
                                                                  ------------
HOTELS, RESTAURANTS & LEISURE -- 1.1%
Carnival Corp.                                       23,234            643,349
Darden Restaurants, Inc.                              6,958            171,863
Hilton Hotels Corp.                                  14,633            203,399
Marriott International, Inc. Class A                  9,549            363,339
McDonald's Corp.                                     50,935          1,449,101
Starbucks Corp.*                                     15,150            376,477
Starwood Hotels & Resorts Worldwide, Inc.             7,836            257,726
Wendy's International, Inc.                           4,144            165,056
Yum! Brands, Inc.*                                   11,552            337,896
                                                                  ------------
                                                                     3,968,206
                                                                  ------------
HOUSEHOLD DURABLES -- 0.5%
American Greetings Corp. Class A                      2,526             42,083
Black & Decker Corp.                                  3,140            151,348
Centex Corp.                                          2,425            140,141
Fortune Brands, Inc.                                  5,888            329,375
KB Home                                               1,937             99,775
Leggett & Platt, Inc.                                 7,786            182,192
Maytag Corp.                                          3,042            129,741
Newell Rubbermaid, Inc.                              10,576            370,795
Pulte Homes, Inc.                                     2,391            137,435
Snap-On, Inc.                                         2,294             68,751
Stanley Works, Inc.                                   3,371            138,245
Tupperware Corp.                                      2,271             47,214
Whirlpool Corp.                                       2,649            173,139
                                                                  ------------
                                                                     2,010,234
                                                                  ------------
HOUSEHOLD PRODUCTS -- 2.0%
Clorox Co.                                            9,225            381,454
Colgate-Palmolive Co.                                21,862          1,094,193
Kimberly-Clark Corp.                                 20,809          1,290,158
Procter & Gamble Co.                                 51,359          4,586,359
                                                                  ------------
                                                                     7,352,164
                                                                  ------------
INDUSTRIAL CONGLOMERATES -- 3.9%
General Electric Co.                                393,696         11,436,869
Textron, Inc.                                         5,590            262,171
3M Co.                                               15,536          1,910,928
Tyco International, Ltd.                             79,105          1,068,709
United States Steel Corp.                             3,911             77,790
                                                                  ------------
                                                                    14,756,467
                                                                  ------------



                                                   SHARES            VALUE+
                                                  ---------       ------------

COMMON STOCK (CONTINUED)
INSURANCE -- 4.5%
ACE, Ltd.                                            10,284       $    324,974
Aetna, Inc.                                           5,734            275,060
AFLAC, Inc.                                          20,691            662,112
Allstate Corp.                                       28,253          1,044,796
American International Group, Inc.                  103,519          7,063,101
Aon Corp.                                            10,668            314,493
Chubb Corp.                                           6,728            476,342
Cincinnati Financial Corp.                            6,400            297,792
Conseco, Inc.*                                       13,660             27,320
Hartford Financial Services Group, Inc.               9,715            577,751
Jefferson-Pilot Corp.                                 5,962            281,526
John Hancock Financial Services, Inc.                11,835            416,592
Lincoln National Corp.                                7,507            315,294
Loews Corp.                                           7,588            407,476
Marsh & McLennan Cos., Inc.                          10,883          1,051,298
MBIA, Inc.                                            5,881            332,453
MetLife, Inc.                                        28,719            827,107
MGIC Investment Corp.                                 4,246            287,879
Progressive Corp.                                     8,714            504,105
Safeco Corp.                                          5,062            156,365
St. Paul Cos., Inc.                                   8,218            319,845
Torchmark Corp.                                       4,920            187,944
UnumProvident Corp.                                   9,591            244,091
XL Capital, Ltd. Class A                              5,257            445,268
                                                                  ------------
                                                                    16,840,984
                                                                  ------------
INTERNET SOFTWARE & SERVICES -- 0.8%
AOL Time Warner, Inc.*                              175,404          2,580,193
Yahoo! Inc.*                                         23,045            340,144
                                                                  ------------
                                                                     2,920,337
                                                                  ------------
IT CONSULTING & SERVICES -- 0.3%
Computer Sciences Corp.*                              6,771            323,654
Electronic Data Systems Corp.                        19,051            707,745
Unisys Corp.*                                        12,779            115,011
                                                                  ------------
                                                                     1,146,410
                                                                  ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Brunswick Corp.                                       3,447             96,516
Eastman Kodak Co.                                    11,568            337,439
Hasbro, Inc.                                          6,845             92,818
Mattel, Inc.                                         17,103            359,334
                                                                  ------------
                                                                       886,107
                                                                  ------------
MACHINERY -- 1.1%
American Standard Cos., Inc. *                        2,844            213,584
Caterpillar, Inc.                                    13,609            666,161
Cummins Engine Co., Inc.                              1,615             53,456
Danaher Corp.                                         5,901            391,531
Deere & Co.                                           9,417            451,074
Dover Corp.                                           8,031            281,085
Eaton Corp.                                           2,746            199,771
Illinois Tool Works, Inc.                            12,073            832,071
Ingersoll-Rand Co. Class A                            6,657            303,959
ITT Industries, Inc.                                  3,473            245,194
Navistar International Corp.*                         2,343             74,976


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE+
                                                  ---------        -----------

COMMON STOCK (CONTINUED)
MACHINERY (CONTINUED)
Paccar, Inc.                                          4,561       $    202,463
Pall Corp.                                            4,840            100,430
Parker-Hannifin Corp.                                 4,642            221,841
                                                                  ------------
                                                                     4,237,596
                                                                  ------------
MEDIA -- 2.6%
Clear Channel Communications, Inc.*                  23,681            758,266
Comcast Corp. Special Class A
  Non-Voting*                                        37,442            877,266
Dow Jones & Co., Inc.                                 3,343            161,968
Gannett Co., Inc.                                    10,495            796,570
Interpublic Group of Cos., Inc.                      14,964            370,509
Knight-Ridder, Inc.                                   3,298            207,609
McGraw-Hill Cos., Inc.                                7,664            457,541
Meredith Corp.                                        1,912             73,325
New York Times Co. Class A                            5,975            307,712
Omnicom Group, Inc.                                   7,364            337,271
TMP Worldwide, Inc.*                                  4,381             94,191
Tribune Co.                                          11,804            513,474
Univision Communications, Inc. Class A*               9,071            284,829
Viacom, Inc. Class B*                                70,268          3,117,791
Walt Disney Co.                                      80,808          1,527,271
                                                                  ------------
                                                                     9,885,593
                                                                  ------------
METALS & MINING -- 0.9%
Alcan, Inc.                                          12,717            477,142
Alcoa, Inc.                                          33,585          1,113,343
Barrick Gold Corp.                                   21,239            403,329
Freeport-McMoRan Copper & Gold, Inc.
  Class B*                                            5,705            101,834
Inco, Ltd.*                                           7,221            163,700
Newmont Mining Corp.                                 15,522            408,694
Nucor Corp.                                           3,082            200,453
Phelps Dodge Corp.                                    3,547            146,136
Placer Dome, Inc.                                    13,013            145,876
Worthington Industries, Inc.                          3,350             60,635
                                                                  ------------
                                                                     3,221,142
                                                                  ------------
MULTI-UTILITIES -- 0.1%
Dynegy, Inc. Class A                                 13,896            100,051
Williams Cos., Inc.                                  20,447            122,478
                                                                  ------------
                                                                       222,529
                                                                  ------------
MULTILINE RETAIL -- 4.0%
Big Lots, Inc.*                                       4,532             89,190
Costco Wholesale Corp.*                              17,927            692,341
Dillard's, Inc. Class A                               3,276             86,126
Dollar General Corp.                                 13,178            250,777
Family Dollar Stores, Inc.                            6,832            240,828
Federated Department Stores, Inc.*                    7,595            301,521
J.C. Penney Co., Inc. (Holding Co.)                  10,453            230,175
Kohls Corp.*                                         13,272            930,102
May Department Stores Co.                            11,608            382,251
Nordstrom, Inc.                                       5,306            120,181
Sears, Roebuck & Co.                                 12,783            694,117



                                                   SHARES            VALUE+
                                                  ---------        -----------

COMMON STOCK (CONTINUED)
MULTILINE RETAIL (CONTINUED)
Target Corp.                                         35,773       $  1,362,951
Wal-Mart Stores, Inc.                               176,611          9,715,371
                                                                  ------------
                                                                    15,095,931
                                                                  ------------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp.*                                         28,529            198,847
                                                                  ------------
OIL & GAS -- 6.6%
Amerada Hess Corp.                                    3,503            288,997
Anadarko Petroleum Corp.                              9,857            485,950
Apache Corp.                                          5,432            312,231
Ashland, Inc.                                         2,723            110,281
Burlington Resources, Inc.                            7,960            302,480
ChevronTexaco Corp.                                  42,271          3,740,984
Conoco, Inc.                                         24,800            689,440
Devon Energy Corp.                                    6,158            303,466
EOG Resources, Inc.                                   4,576            181,667
Exxon Mobil Corp.                                   271,054         11,091,530
Kerr-McGee Corp.                                      3,970            212,594
Marathon Oil Corp.                                   12,260            332,491
Noble Corp.*                                          5,221            201,531
Occidental Petroleum Corp.                           14,803            443,942
Phillips Petroleum Co.                               15,108            889,559
Royal Dutch Petroleum Co.                            84,163          4,651,689
Sunoco, Inc.                                          2,997            106,783
Unocal Corp.                                          9,668            357,136
                                                                  ------------
                                                                    24,702,751
                                                                  ------------
PAPER & FOREST PRODUCTS -- 0.6%
Boise Cascade Corp.                                   2,256             77,900
Georgia Pacific Corp.                                 9,105            223,801
International Paper Co.                              19,098            832,291
Louisiana-Pacific Corp.                               4,126             43,653
MeadWestvaco Corp.                                    7,870            264,117
Plum Creek Timber Co., Inc.                           7,236            221,422
Weyerhaeuser Co.                                      8,726            557,155
                                                                  ------------
                                                                     2,220,339
                                                                  ------------
PERSONAL PRODUCTS -- 0.5%
Alberto-Culver Co. Class B                            2,282            109,080
Avon Products, Inc.                                   9,361            489,019
Gillette Co.                                         41,817          1,416,342
                                                                  ------------
                                                                     2,014,441
                                                                  ------------
PHARMACEUTICALS -- 9.0%
Abbott Laboratories, Inc.                            61,679          2,322,214
Allergan, Inc.                                        5,186            346,166
Bristol-Myers Squibb Co.                             76,668          1,970,368
Eli Lilly & Co.                                      44,539          2,512,000
Forest Laboratories, Inc.*                            7,079            501,193
Johnson & Johnson                                   121,546          6,351,994
King Pharmaceuticals, Inc.*                           9,733            216,559
Merck & Co., Inc.                                    90,135          4,564,436
Pfizer, Inc.                                        249,109          8,718,815
Pharmacia Corp.                                      51,403          1,925,042


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE+
                                                  ---------        -----------

COMMON STOCK (CONTINUED)
PHARMACEUTICALS (CONTINUED)
Schering Plough Corp.                                58,014       $  1,427,144
Watson Pharmaceuticals, Inc.*                         4,219            106,614
Wyeth                                                52,274          2,676,429
                                                                  ------------
                                                                    33,638,974
                                                                  ------------
REAL ESTATE -- 0.1%
Equity Office Properties Trust                       16,418            494,182
                                                                  ------------
ROAD & RAIL -- 0.5%
Burlington Northern Santa Fe Corp.                   15,226            456,780
CSX Corp.                                             8,475            295,015
Norfolk Southern Corp.                               15,316            358,088
Ryder System, Inc.                                    2,371             64,230
Union Pacific Corp.                                   9,843            622,865
                                                                  ------------
                                                                     1,796,978
                                                                  ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.2%
Advanced Micro Devices, Inc.*                        13,466            130,890
Altera Corp.*                                        15,263            207,577
Analog Devices, Inc.*                                14,456            429,343
Applied Materials, Inc.*                             64,977          1,235,863
Applied Micro Circuits Corp.*                        11,861             56,103
Broadcom Corp. Class A*                              10,394            182,311
Conexant Systems, Inc.*                              10,130             16,411
Intel Corp.                                         265,961          4,859,107
KLA-Tencor Corp.*                                     7,412            326,054
Linear Technology Corp.                              12,575            395,232
LSI Logic Corp.*                                     14,537            127,199
Maxim Integrated Products, Inc.*                     12,911            494,879
Micron Technology, Inc.*                             23,784            480,912
National Semiconductor Corp.*                         7,039            205,328
Novellus Systems, Inc.*                               5,679            193,086
NVIDIA Corp.*                                         5,729             98,424
PMC-Sierra, Inc.*                                     6,541             60,635
QLogic Corp.*                                         3,669            139,789
Skyworks Solutions, Inc.*                             3,556             19,734
Teradyne, Inc.*                                       7,156            168,166
Texas Instruments, Inc.                              68,798          1,630,513
Vitesse Semiconductor Corp.*                          7,934             25,071
Xilinx, Inc.*                                        13,295            298,207
                                                                  ------------
                                                                    11,780,834
                                                                  ------------
SOFTWARE -- 4.3%
Adobe Systems, Inc.                                   9,391            267,644
Autodesk, Inc.                                        4,326             57,320
BMC Software, Inc.*                                   9,621            159,709
Citrix Systems, Inc.*                                 7,438             44,926
Computer Associates International, Inc.              22,881            363,579
Compuware Corp.*                                     14,795             89,806
Intuit, Inc.*                                         8,428            419,040
Mercury Interactive Corp.*                            3,247             74,551
Microsoft Corp.*                                    214,576         11,737,307
Novell, Inc.*                                        14,369             46,124
Oracle Corp.*                                       217,824          2,062,793
Parametric Technology Corp.*                         10,302             36,871
PeopleSoft, Inc.*                                    12,001            178,575
Rational Software Corp.*                              7,703             63,242



                                                   SHARES            VALUE+
                                                  ---------        -----------

COMMON STOCK (CONTINUED)
SOFTWARE (CONTINUED)
Siebel Systems, Inc.*                                18,321       $    260,525
VERITAS Software Corp.*                              15,885            314,364
                                                                  ------------
                                                                    16,176,376
                                                                  ------------
SPECIALTY RETAIL -- 2.4%
Autozone, Inc.*                                       4,231            327,056
Bed, Bath & Beyond, Inc.*                            11,508            434,312
Best Buy Co., Inc.*                                  12,581            456,690
Circuit City Stores - Circuit City Group              8,271            155,081
Gap, Inc.                                            34,269            486,620
Home Depot, Inc.                                     92,854          3,410,527
Limited Brands                                       20,490            436,437
Lowe's Cos., Inc.                                    30,682          1,392,963
Office Depot, Inc.*                                  12,164            204,355
RadioShack Corp.                                      7,102            213,486
Sherwin Williams Co.                                  6,120            183,172
Staples, Inc.*                                       18,291            360,333
Tiffany & Co., Inc.                                   5,741            202,083
TJX Cos., Inc.                                       21,614            423,851
Toys "R" Us, Inc.*                                    8,310            145,176
                                                                  ------------
                                                                     8,832,142
                                                                  ------------
TEXTILES & APPAREL -- 0.3%
Jones Apparel Group, Inc.*                            4,971            186,413
Liz Claiborne, Inc.                                   4,169            132,574
Nike, Inc. Class B                                   10,620            569,763
Reebok International, Ltd.*                           2,334             68,853
VF Corp.                                              4,370            171,348
                                                                  ------------
                                                                     1,128,951
                                                                  ------------
TOBACCO -- 1.1%
Philip Morris Cos., Inc.                             85,855          3,750,146
UST, Inc.                                             6,670            226,780
                                                                  ------------
                                                                     3,976,926
                                                                  ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Genuine Parts Co.                                     6,888            240,185
Grainger W.W., Inc.                                   3,707            185,721
                                                                  ------------
                                                                       425,906
                                                                  ------------
WIRELESS TELECOMMUNICATIONS SERVICES -- 0.2%
AT&T Wireless Services, Inc.*                       107,092            626,488
Nextel Communications, Inc. Class A*                 31,633            101,542
Sprint Corp. (PCS Group)*                            39,178            175,126
                                                                  ------------
                                                                       903,156
                                                                  ------------
TOTAL COMMON STOCK
  (Cost $363,895,569)                                              359,487,701
                                                                  ------------


RIGHTS & WARRANTS -- 0.0%
Seagate Technology Tax Refund Rights*
  (Cost $0)                                          10,050                  0
                                                                  ------------


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                             PAR
   RATE                               MATURITY      (000)            VALUE+
 ----------                           --------     --------        -----------

U.S. TREASURY OBLIGATIONS-- 0.5%
U.S. Treasury Bills**
    1.790%                            08/15/02       $1,000        $   997,942
    1.660%                            12/05/02        1,000            992,721
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $1,990,523)                                                  1,990,663
                                                                  ------------


                                                   SHARES
                                                  --------
TEMPORARY INVESTMENTS -- 3.4%
Dreyfus Cash Management Plus #719                 9,807,793          9,807,793
Goldman Sachs Financial Square Money
  Market Portfolio                                2,869,573          2,869,573
J.P. Morgan Institutional Prime Money
  Market Portfolio                                       38                 38
                                                                  ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $12,677,404)                                                12,677,404
                                                                  ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $378,563,496)                                             $374,155,768
                                                                  ============

--------------
+  See Note 2a to the Financial Statements.
*  Non-income producing security.
** Securities pledged as collateral for futures contracts.


                                                 NUMBER OF        UNREALIZED
                                                 CONTRACTS        DEPRECIATION
                                                 ---------        ------------
Futures Contracts -- Long Position
  S&P 500 Index, September 2002                      49            $(13,913)
                                                     ==            ========


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
   Investments at value (Cost $378,563,496) .......................................         $374,155,768
   Short-term investments held as collateral for securities on loan ...............           54,443,024
   Dividends receivable ...........................................................              432,128
   Interest receivable ............................................................               13,790
   Receivable for capital stock sold ..............................................              198,357
   Other assets ...................................................................               17,600
                                                                                            ------------
          Total assets ............................................................          429,260,667
                                                                                            ------------

LIABILITIES
   Payable upon return of collateral on securities loaned .........................           54,443,024
   Payable for capital stock redeemed .............................................              286,192
   Futures margin payable .........................................................               23,275
   Accrued expenses ...............................................................              151,853
                                                                                            ------------
          Total liabilities .......................................................           54,904,344
                                                                                            ------------

NET ASSETS
Applicable to 17,526,546 Institutional Shares, 939,616 N Shares, and 1,598 B Shares
   of beneficial interest outstanding, $.001 par value (Note 8) ...................         $374,356,323
                                                                                            ============

NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER INSTITUTIONAL SHARE
   ($355,282,347/17,526,546) ......................................................               $20.27
                                                                                                  ======
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER N SHARE
   ($19,041,622/939,616) ..........................................................               $20.27
                                                                                                  ======
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 5.0%) PER B SHARE
   ($32,354/1,598) ................................................................               $20.25
                                                                                                  ======


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                        LARGE-CAP AGGRESSIVE GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE+
                                                  ---------        -----------

COMMON STOCK -- 99.8%
AEROSPACE & DEFENSE -- 0.6%
Alliant Techsystems, Inc.*                              177       $     11,293
                                                                  ------------
AUTO COMPONENTS -- 1.2%
Visteon Corp.                                         1,540             21,868
                                                                  ------------
AUTOMOBILES -- 2.7%
Harley-Davidson, Inc.                                   965             49,476
                                                                  ------------
BEVERAGES -- 1.2%
Pepsi Bottling Group, Inc.                              720             22,176
                                                                  ------------
COMMERCIAL SERVICES & SUPPLIES -- 2.5%
Cendant Corp.*                                        2,915             46,290
                                                                  ------------
COMMUNICATIONS EQUIPMENT -- 4.1%
Brocade Communications Systems, Inc.*                 1,470             25,696
Cisco Systems, Inc.*                                  3,640             50,778
                                                                  ------------
                                                                        76,474
                                                                  ------------
COMPUTERS & PERIPHERALS -- 3.0%
Dell Computer Corp.*                                  1,050             27,447
Network Appliance, Inc.*                              2,310             28,667
                                                                  ------------
                                                                        56,114
                                                                  ------------
CONTAINERS & PACKAGING -- 1.3%
Pactiv Corp.*                                         1,010             23,937
                                                                  ------------
DIVERSIFIED FINANCIALS -- 7.6%
Capital One Financial Corp.                             870             53,113
Citigroup, Inc.                                         960             37,200
Fannie Mae                                              670             49,412
                                                                  ------------
                                                                       139,725
                                                                  ------------
ELECTRIC UTILITIES -- 0.8%
Mirant Corp.*                                         1,930             14,089
                                                                  ------------
FOOD & DRUG RETAILING -- 1.3%
Whole Foods Market, Inc.*                               480             23,146
                                                                  ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%
Baxter International, Inc.                              500             22,220
Becton, Dickinson & Co.                                 480             16,536
                                                                  ------------
                                                                        38,756
                                                                  ------------
HEALTH CARE PROVIDERS & SERVICES -- 8.3%
AdvancePCS*                                           2,000             47,880
Express Scripts, Inc.*                                  960             48,106
Health Net, Inc.*                                       530             14,188
Laboratory Corp. of America Holdings*                   960             43,824
                                                                  ------------
                                                                       153,998
                                                                  ------------
HOUSEHOLD DURABLES -- 2.4%
KB Home                                                 870             44,814
                                                                  ------------
HOUSEHOLD PRODUCTS -- 2.3%
Procter & Gamble Co.                                    480             42,864
                                                                  ------------



                                                   SHARES            VALUE+
                                                  ---------       ------------

COMMON STOCK (CONTINUED)
INDUSTRIAL CONGLOMERATES -- 4.1%
General Electric Co.                                  2,620       $     76,111
                                                                  ------------
INSURANCE -- 2.8%
American International Group, Inc.                      165             11,258
MetLife, Inc.                                         1,430             41,184
                                                                  ------------
                                                                        52,442
                                                                  ------------
INTERNET & CATALOG RETAIL -- 1.3%
Williams-Sonoma, Inc.*                                  770             23,608
                                                                  ------------
INTERNET SOFTWARE & SERVICES -- 3.5%
Activision, Inc.*                                     2,207             64,135
                                                                  ------------
IT CONSULTING & SERVICES -- 1.9%
Affiliated Computer Services, Inc. Class A*             720             34,186
                                                                  ------------
MULTILINE RETAIL -- 6.3%
Amazon.com, Inc.*                                     2,890             46,962
Wal-Mart Stores, Inc.                                 1,275             70,138
                                                                  ------------
                                                                       117,100
                                                                  ------------
PHARMACEUTICALS -- 9.5%
Abbott Laboratories, Inc.                               830             31,249
Johnson & Johnson                                     1,160             60,622
Merck & Co., Inc.                                       390             19,750
Pfizer, Inc.                                          1,800             63,000
                                                                  ------------
                                                                       174,621
                                                                  ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 13.3%
Applied Materials, Inc.*                              1,210             23,014
Broadcom Corp. Class A*                                 695             12,190
Intel Corp.                                           1,930             35,261
KLA-Tencor Corp.*                                     1,160             51,028
Linear Technology Corp.                                 480             15,086
Novellus Systems, Inc.*                               1,370             46,580
NVIDIA Corp.*                                           770             13,229
QLogic Corp.*                                           580             22,098
Xilinx, Inc.*                                         1,160             26,019
                                                                  ------------
                                                                       244,505
                                                                  ------------
SOFTWARE -- 7.5%
Microsoft Corp.*                                      1,160             63,452
PeopleSoft, Inc.*                                     1,160             17,261
Symantec Corp.*                                       1,740             57,159
                                                                  ------------
                                                                       137,872
                                                                  ------------
SPECIALTY RETAIL -- 8.2%
Best Buy Co., Inc.*                                     870             31,581
Circuit City Stores - Circuit City Group                960             18,000
Home Depot, Inc.                                        400             14,692
Lowe's Cos., Inc.                                       870             39,498
Office Depot, Inc.*                                     720             12,096
Pier 1 Imports, Inc.                                    480              9,960
Ross Stores, Inc.                                       635             25,876
                                                                  ------------
                                                                       151,703
                                                                  ------------
TOTAL COMMON STOCK
  (Cost $2,103,224)                                                  1,841,303
                                                                  ------------


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                        LARGE-CAP AGGRESSIVE GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES             VALUE+
                                                  ---------         ----------

TEMPORARY INVESTMENTS -- 0.2%
Dreyfus Cash Management Plus #719                     3,607         $    3,607
Goldman Sachs Financial Square Money
  Market Portfolio                                       29                 29
J.P. Morgan Institutional Prime Money
  Market Portfolio                                       22                 22
                                                                    ----------
TOTAL TEMPORARY INVESTMENTS
  (Cost $3,658)                                                          3,658
                                                                    ----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $2,106,882)                                                 $1,844,961
                                                                    ==========

--------------
+ See Note 2a to the Financial Statements.
* Non-income producing security.


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                        LARGE-CAP AGGRESSIVE GROWTH FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
   Investments at value (Cost $2,106,882) .........................................           $1,844,961
   Dividends receivable ...........................................................                  754
   Interest receivable ............................................................                   35
   Receivable for securities sold .................................................               28,616
   Other assets ...................................................................                8,240
                                                                                              ----------
          Total assets ............................................................            1,882,606
                                                                                              ----------

LIABILITIES
   Payable for capital stock redeemed .............................................               15,200
   Offering costs payable to Administrator ........................................               17,398
   Accrued expenses ...............................................................                2,356
                                                                                              ----------
          Total liabilities .......................................................               34,954
                                                                                              ----------

NET ASSETS
Applicable to 388,565 Institutional Shares and 668 B Shares of beneficial
   interest outstanding, $.001 par value (Note 8) .................................           $1,847,652
                                                                                              ==========

NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER INSTITUTIONAL SHARE
   ($1,844,511/388,565) ...........................................................                $4.75
                                                                                                   =====
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 5.0%) PER B SHARE
   ($3,141/668) ...................................................................                $4.70
                                                                                                   =====


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                        SMALL-CAP AGGRESSIVE GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES             VALUE+
                                                  ---------         ----------

COMMON STOCK -- 96.1%
AEROSPACE & DEFENSE -- 0.8%
Aeroflex, Inc.*                                       3,500         $   24,325
Mercury Computer Systems, Inc.*                       2,000             43,340
                                                                    ----------
                                                                        67,665
                                                                    ----------
AUTO COMPONENTS -- 0.3%
Intier Automotive, Inc.                               1,450             25,534
                                                                    ----------
AUTOMOBILES -- 2.4%
Thor Industries, Inc.                                 3,000            213,780
                                                                    ----------
BANKS -- 6.7%
Downey Financial Corp.                                5,150            243,595
Investors Financial Services Corp.                    4,180            140,197
Prosperity Bancshares, Inc.                          11,580            210,976
                                                                    ----------
                                                                       594,768
                                                                    ----------
BUILDING PRODUCTS -- 4.6%
Griffon Corp.*                                        4,550             82,355
Hovnanian Enterprises, Inc. Class A*                  9,000            322,920
                                                                    ----------
                                                                       405,275
                                                                    ----------
CHEMICALS -- 5.1%
RPM, Inc.                                            19,200            292,800
Symyx Technologies, Inc.*                            11,590            161,333
                                                                    ----------
                                                                       454,133
                                                                    ----------
COMMERCIAL SERVICES & SUPPLIES -- 9.2%
CDI Corp.*                                            4,350            141,592
Corinthian Colleges, Inc.*                            4,040            136,916
Corporate Executive Board Co.*                        8,855            303,284
Edison Schools, Inc.*                                23,350             22,182
Landauer, Inc.                                        1,300             49,829
MemberWorks, Inc.*                                    4,560             84,497
Stericycle, Inc.*                                     2,200             77,902
                                                                    ----------
                                                                       816,202
                                                                    ----------
COMMUNICATIONS EQUIPMENT -- 1.6%
Bel Fuse, Inc. Class B                                5,180            140,119
                                                                    ----------
COMPUTERS & PERIPHERALS -- 1.1%
SanDisk Corp.*                                        8,000             99,200
                                                                    ----------
CONTAINERS & PACKAGING -- 0.9%
Silgan Holdings, Inc.*                                2,000             80,880
                                                                    ----------
DIVERSIFIED FINANCIALS -- 3.6%
Forest City Enterprises, Inc. Class A                 5,622            195,364
Scottish Annuity & Life Holdings, Ltd.                6,600            125,928
                                                                    ----------
                                                                       321,292
                                                                    ----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 1.8%
Commonwealth Telephone Enterprises, Inc.*             3,930            158,143
                                                                    ----------
ELECTRICAL EQUIPMENT -- 0.5%
Wilson Greatbatch Technologies, Inc.*                 1,800             45,864
                                                                    ----------



                                                   SHARES             VALUE+
                                                  ---------         ----------

COMMON STOCK (CONTINUED)
ELECTRIC UTILITIES -- 1.6%
UIL Holdings Corp.                                    2,550         $  138,873
                                                                    ----------
ENERGY EQUIPMENT & SERVICES -- 2.3%
Key Energy Services, Inc.*                            9,250             96,292
Patterson-UTI Energy, Inc.*                           3,805            107,415
                                                                    ----------
                                                                       203,707
                                                                    ----------
GAS UTILITIES -- 2.6%
Northwest Natural Gas Co.                             8,000            230,000
                                                                    ----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.3%
Diagnostic Products Corp.                             3,250            120,250
Mentor Corp.                                          1,000             36,709
Wright Medical Group, Inc.*                           2,550             51,408
                                                                    ----------
                                                                       208,367
                                                                    ----------
HEALTH CARE PROVIDERS & SERVICES -- 2.4%
AdvancePCS*                                           4,500            107,730
Province Healthcare Co.*                              4,650            103,974
                                                                    ----------
                                                                       211,704
                                                                    ----------
HOTELS, RESTAURANTS & LEISURE -- 7.2%
P.F. Chang's China Bistro, Inc.*                      2,700             84,834
Panera Bread Co. Class A*                             2,140             74,365
Ruby Tuesday, Inc.                                   10,700            207,580
Sonic Corp.*                                          8,550            268,556
                                                                    ----------
                                                                       635,335
                                                                    ----------
HOUSEHOLD DURABLES -- 0.6%
NVR, Inc.*                                              160             51,680
                                                                    ----------
INSURANCE -- 0.7%
Brown & Brown, Inc.                                   2,090             66,358
                                                                    ----------
INTERNET SOFTWARE & SERVICES -- 7.2%
Activision, Inc.*                                    12,420            360,925
Centillium Communications, Inc.*                      2,800             24,416
FLIR Systems, Inc.*                                   1,430             60,017
Neoforma, Inc.*                                       2,100             27,279
Overture Services, Inc.*                              3,000             74,940
webMethods, Inc.*                                     6,500             64,350
Zoran Corp.*                                          1,000             22,910
                                                                    ----------
                                                                       634,837
                                                                    ----------
IT CONSULTING & SERVICES -- 4.1%
Cognizant Technology Solutions Corp.*                 6,500            349,375
GSI Commerce, Inc.*                                   2,100             15,645
                                                                    ----------
                                                                       365,020
                                                                    ----------
MACHINERY -- 0.6%
Veeco Instruments, Inc.*                              2,250             51,998
                                                                    ----------
MEDIA -- 2.0%
XM Satellite Radio Holdings, Inc.*                   24,200            177,870
                                                                    ----------
MULTILINE RETAIL -- 2.1%
Fred's, Inc.                                          5,050            185,739
                                                                    ----------


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                        SMALL-CAP AGGRESSIVE GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES             VALUE+
                                                  ---------         ----------

COMMON STOCK (CONTINUED)
PHARMACEUTICALS -- 4.0%
Endo Pharmaceutical Holdings, Inc.*                   7,250         $   50,750
Medicines Co.*                                        4,330             53,389
Medicis Pharmaceutical Corp. Class A*                 5,810            248,436
                                                                    ----------
                                                                       352,575
                                                                    ----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.5%
Cirrus Logic, Inc.*                                   2,100             15,729
Exar Corp.*                                           2,795             55,117
Intermagnetics General Corp.*                         3,242             65,488
                                                                    ----------
                                                                       136,334
                                                                    ----------
SOFTWARE -- 1.3%
Concord Communications, Inc.*                         2,700             44,496
J.D. Edwards & Co.*                                   2,550             30,983
Kronos, Inc.*                                         1,380             42,075
                                                                    ----------
                                                                       117,554
                                                                    ----------
SPECIALTY RETAIL -- 10.6%
Copart, Inc.*                                        10,655            172,931
Cost Plus, Inc.*                                      1,750             53,303
Genesco, Inc.*                                        3,210             78,164
Hughes Supply, Inc.                                   2,200             97,482
Pier 1 Imports, Inc.                                  3,850             79,888
Rent-A-Center, Inc.*                                  3,490            202,455
Wet Seal, Inc. Class A*                              10,725            260,618
                                                                    ----------
                                                                       944,841
                                                                    ----------
TEXTILES & APPAREL -- 3.8%
Columbia Sportswear Co.*                              5,850            187,194
Fossil, Inc.*                                         7,297            150,026
                                                                    ----------
                                                                       337,220
                                                                    ----------
TOBACCO -- 0.6%
Standard Commercial Corp.                             2,580             55,986
                                                                    ----------
TOTAL COMMON STOCK
  (Cost $8,933,991)                                                  8,528,853
                                                                    ----------



                                                   SHARES             VALUE+
                                                  ---------         ----------

TEMPORARY INVESTMENTS -- 3.9%
Dreyfus Cash Management Plus #719                   279,789         $  279,789
Goldman Sachs Financial Square Money
  Market Portfolio                                   65,076             65,076
J.P. Morgan Institutional Prime Money
  Market Portfolio                                       79                 79
                                                                    ----------
TOTAL TEMPORARY INVESTMENTS
  (Cost $344,944)                                                      344,944
                                                                    ----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $9,278,935)                                                 $8,873,797
                                                                    ==========

--------------
+ See Note 2a to the Financial Statements.
* Non-income producing security.


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                        SMALL-CAP AGGRESSIVE GROWTH FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
   Investments at value (Cost $9,278,935) .........................................           $8,873,797
   Dividends receivable ...........................................................                3,087
   Interest receivable ............................................................                  216
   Receivable for capital stock sold ..............................................               20,000
   Other assets ...................................................................                9,506
                                                                                              ----------
          Total assets ............................................................            8,906,606
                                                                                              ----------
LIABILITIES
   Offering costs payable to Administrator ........................................               17,398
   Accrued expenses ...............................................................                8,724
                                                                                             -----------

          Total liabilities .......................................................               26,122
                                                                                             -----------
NET ASSETS
Applicable to 1,012,572 Institutional Shares and 341.633 B Shares of beneficial
   interest outstanding, $.001 par value (Note 8) .................................           $8,880,484
                                                                                              ==========

NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER INSTITUTIONAL SHARE
   ($8,877,503/1,012,572) .........................................................                $8.77
                                                                                                   =====
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 5.0%) PER B SHARE
   ($2,981/341.633) ...............................................................                $8.73
                                                                                                   =====


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                 TECHNOLOGY FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES             VALUE+
                                                  ---------         ----------

COMMON STOCK -- 100.0%
AEROSPACE & DEFENSE -- 0.7%
Aeroflex, Inc.*                                       1,890         $   13,135
                                                                    ----------
COMMERCIAL SERVICES & SUPPLIES -- 8.4%
Automatic Data Processing, Inc.                         330             14,371
Concord EFS, Inc.*                                    1,920             57,869
Fiserv, Inc.*                                           895             32,855
Global Payments, Inc.                                   990             29,561
Total System Services, Inc.                             790             14,860
                                                                    ----------
                                                                       149,516
                                                                    ----------
COMMUNICATIONS EQUIPMENT -- 12.0%
Advanced Fibre Communications, Inc.*                  1,120             18,525
Brocade Communications Systems, Inc.*                 1,540             26,919
Cisco Systems, Inc.*                                  3,810             53,149
Juniper Networks, Inc.*                               1,370              7,740
Motorola, Inc.                                        3,310             47,730
Nokia Corp. ADR                                       3,060             44,309
Qualcomm, Inc.*                                         560             15,394
                                                                    ----------
                                                                       213,766
                                                                    ----------
COMPUTERS & PERIPHERALS -- 8.0%
Dell Computer Corp.*                                  2,080             54,371
EMC Corp.*                                            2,600             19,630
Hewlett Packard Co.                                     925             14,134
Network Appliance, Inc.*                              3,000             37,230
Sun Microsystems, Inc.*                               3,670             18,387
                                                                    ----------
                                                                       143,752
                                                                    ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 5.2%
Celestica, Inc.*                                        490             11,128
Ingram Micro, Inc. Class A*                           2,930             40,287
Jabil Circuit, Inc.*                                  1,380             29,132
Sanmina-SCI Corp.*                                    1,831             11,554
                                                                    ----------
                                                                        92,101
                                                                    ----------
INTERNET & CATALOG RETAIL -- 3.5%
eBay, Inc.*                                           1,005             61,928
                                                                    ----------
INTERNET SOFTWARE & SERVICES -- 12.1%
Digital Insight Corp.*                                  900             14,805
Marvell Technology Group, Ltd.*                       1,525             30,332
Numerical Technologies, Inc.*                         2,960             11,825
Open Text Corp.*                                      1,640             32,160
Retek, Inc.*                                            970             23,571
SonicWALL, Inc.*                                      2,160             10,843
webMethods, Inc.*                                     1,375             13,613
Websense, Inc.*                                       1,935             49,478
Yahoo! Inc.*                                          2,010             29,668
                                                                    ----------
                                                                       216,295
                                                                    ----------



                                                   SHARES             VALUE+
                                                  ---------         ----------

COMMON STOCK (CONTINUED)
IT CONSULTING & SERVICES -- 7.3%
Accenture, Ltd. Class A*                                990         $   18,810
Acxiom Corp.*                                         2,050             35,854
Affiliated Computer Services, Inc. Class A*           1,020             48,430
McAfee.com Corp.*                                     1,060             15,518
Sykes Enterprises, Inc.*                              1,650             12,687
                                                                    ----------
                                                                       131,299
                                                                    ----------
MULTILINE RETAIL -- 1.5%
Amazon.com, Inc.*                                     1,650             26,813
                                                                    ----------
OFFICE ELECTRONICS -- 0.7%
Extreme Networks, Inc.*                               1,340             13,092
                                                                    ----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 23.3%
Altera Corp.*                                         2,090             28,424
Analog Devices, Inc.*                                   590             17,523
Applied Materials, Inc.*                              2,210             42,034
Applied Micro Circuits Corp.*                         4,850             22,941
Broadcom Corp. Class A*                                 950             16,663
Chippac, Inc.*                                        1,880             11,618
Intel Corp.                                           1,820             33,251
International Rectifier Corp.*                          760             22,154
Lattice Semiconductor Corp.*                          1,570             13,722
Linear Technology Corp.                                 685             21,530
Oak Technology, Inc.*                                 1,650              7,475
Pixelworks, Inc.*                                     1,760             14,766
PMC-Sierra, Inc.*                                     1,370             12,700
QLogic Corp.*                                         1,020             38,862
RF Micro Devices, Inc.*                                 960              7,315
Taiwan Semiconductor Manufacturing Co.,
  Ltd. ADR*                                           3,429             44,571
Texas Instruments, Inc.                               1,700             40,290
TriQuint Semiconductor, Inc.*                         1,450              9,295
TTM Technologies, Inc.*                               2,420             12,681
                                                                    ----------
                                                                       417,815
                                                                    ----------
SOFTWARE -- 17.3%
BEA Systems, Inc.*                                    1,770             16,656
Catapult Communications Corp.*                        1,300             28,432
Echelon Corp.*                                          810             10,433
Intuit, Inc.*                                           450             22,374
Microsoft Corp.*                                        970             53,059
OPNET Technologies, Inc.*                             4,360             39,066
Oracle Corp.*                                         3,790             35,891
PeopleSoft, Inc.*                                     1,310             19,493
Quest Software, Inc.*                                 1,730             25,137
Rational Software Corp.*                              1,060              8,703
SERENA Software, Inc.*                                1,470             20,135
Siebel Systems, Inc.*                                   720             10,238
VERITAS Software Corp.*                               1,025             20,285
                                                                    ----------
                                                                       309,902
                                                                    ----------
TOTAL COMMON STOCK
  (Cost $2,767,216)                                                  1,789,414
                                                                    ----------


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                 TECHNOLOGY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES             VALUE+
                                                  ---------         ----------

TEMPORARY INVESTMENTS-- 0.0%
Dreyfus Cash Management Plus #719                         2         $        2
Goldman Sachs Financial Square Money
  Market Portfolio                                        5                  5
J.P. Morgan Institutional Prime Money
  Market Portfolio                                        1                  1
                                                                    ----------
TOTAL TEMPORARY INVESTMENTS
  (Cost $8)                                                                  8
                                                                    ----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $2,767,224)                                                 $1,789,422
                                                                    ==========

--------------
+ See Note 2a to the Financial Statements.
* Non-income producing security.
ADR -- American Depositary Receipt.


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                 TECHNOLOGY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
   Investments at value (Cost $2,767,224) .........................................           $1,789,422
   Dividends receivable ...........................................................                  288
   Interest receivable ............................................................                   13
   Other assets ...................................................................              112,976
                                                                                              ----------
          Total assets ............................................................            1,902,699
                                                                                              ----------

LIABILITIES
   Payable for capital stock redeemed .............................................                2,358
   Offering costs payable to Administrator ........................................               17,398
   Accrued expenses ...............................................................                8,314
                                                                                              ----------
          Total liabilities .......................................................               28,070
                                                                                              ----------

NET ASSETS
Applicable to 490,302 Institutional Shares and 304 B Shares of beneficial
   interest outstanding, $.001 par value (Note 8) .................................           $1,874,629
                                                                                              ==========

NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER INSTITUTIONAL SHARE
   ($1,873,478/490,302) ...........................................................                $3.82
                                                                                                   =====
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 5.0%) PER B SHARE
   ($1,151/304) ...................................................................                $3.79
                                                                                                   =====


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE+
                                                  ---------        -----------

COMMON STOCK -- 55.7%
AEROSPACE & DEFENSE -- 2.3%
Goodrich Corp.                                       10,300        $   281,396
Lockheed Martin Corp.                                11,400            792,300
Triumph Group, Inc.*                                  3,160            140,936
United Technologies Corp.                             1,485            100,831
                                                                   -----------
                                                                     1,315,463
                                                                   -----------
AIR FREIGHT & COURIERS -- 0.2%
FedEx Corp.                                           2,000            106,800
                                                                   -----------
AIRLINES -- 0 4%
Alaska Air Group, Inc.*                               8,500            221,850
                                                                   -----------
ALCOHOLIC BEVERAGES -- 0.6%
Anheuser-Busch Cos., Inc.                             2,800            140,000
Constellation Brands, Inc. Class A*                   5,480            175,360
                                                                   -----------
                                                                       315,360
                                                                   -----------
AUTO COMPONENTS -- 1.6%
Collins & Aikman Corp.*                               6,200             56,420
Cooper Tire & Rubber Co.                              5,460            112,203
Johnson Controls, Inc.                                4,000            326,440
Tower Automotive, Inc.*                              18,130            252,913
Visteon Corp.                                        10,640            151,088
                                                                   -----------
                                                                       899,064
                                                                   -----------
AUTOMOBILES -- 0.6%
General Motors Corp.                                  5,300            283,285
Harley-Davidson, Inc.                                   600             30,762
                                                                   -----------
                                                                       314,047
                                                                   -----------
BANKS -- 5.0%
AmSouth Bancorp.                                      9,400            210,372
Associated Banc-Corp.                                 3,630            136,887
Bank of America Corp.                                 6,900            485,484
Compass Bancshares, Inc.                              4,100            137,760
Dime Community Bancshares, Inc.                       6,682            151,615
First Citizens BancShares, Inc. Class A               1,080            119,437
GBC Bancorp                                           3,700            107,115
Southtrust Corp.                                     24,400            637,328
Susquehanna Bancshares, Inc.                          3,900             88,569
U.S. Bancorp                                         12,820            299,347
Washington Mutual, Inc.                              11,800            437,898
                                                                   -----------
                                                                     2,811,812
                                                                   -----------
BEVERAGES -- 0.6%
Pepsi Bottling Group, Inc.                            9,300            286,440
Pepsico, Inc.                                           600             28,920
                                                                   -----------
                                                                       315,360
                                                                   -----------
BIOTECHNOLOGY -- 0.2%
Amgen, Inc.*                                          2,500            104,700
Immunex Corp.*                                        1,500             33,510
                                                                   -----------
                                                                       138,210
                                                                   -----------



                                                   SHARES            VALUE+
                                                  ---------        -----------

COMMON STOCK (CONTINUED)
CASINOS -- 0.8%
GTECH Holdings Corp.*                                 6,400        $   163,456
Mandalay Resort Group*                                9,900            272,943
                                                                   -----------
                                                                       436,399
                                                                   -----------
CHEMICALS -- 0.9%
Cytec Industries, Inc.*                               4,800            150,912
MacDermid, Inc.                                      11,000            233,860
RPM, Inc.                                             9,300            141,825
                                                                   -----------
                                                                       526,597
                                                                   -----------
COMMERCIAL SERVICES & SUPPLIES -- 2.8%
Automatic Data Processing, Inc.                         970             42,243
Cendant Corp.*                                       26,200            416,056
Dun & Bradstreet Corp.*                               2,060             68,083
Fiserv, Inc.*                                         9,690            355,720
H & R Block, Inc.                                     1,200             55,380
IMS Health, Inc.                                      1,890             33,925
Moore Corp., Ltd.*                                    4,920             56,482
Republic Services, Inc.*                             19,950            380,446
Viad Corp.                                            7,000            182,000
                                                                   -----------
                                                                     1,590,335
                                                                   -----------
COMMUNICATIONS EQUIPMENT -- 1.0%
Cisco Systems, Inc.*                                 20,570            286,951
Emulex Corp.*                                         1,490             33,540
Harris Corp.                                          6,100            221,735
                                                                   -----------
                                                                       542,226
                                                                   -----------
COMPUTERS & PERIPHERALS -- 1.1%
Dell Computer Corp.*                                 15,940            416,672
International Business Machines Corp.                 1,300             93,600
Iomega Corp.*                                         7,700             98,945
Network Appliance, Inc.*                              2,680             33,259
                                                                   -----------
                                                                       642,476
                                                                   -----------
CONTAINERS & PACKAGING -- 0.0%
Pactiv Corp.*                                         1,100             26,070
                                                                   -----------
DIVERSIFIED FINANCIALS -- 3.4%
Bear Stearns Cos., Inc.                               8,200            500,610
Capital One Financial Corp.                           5,990            365,689
Citigroup, Inc.                                       1,014             39,292
Fannie Mae                                            6,020            443,975
Financial Federal Corp.*                              6,750            226,462
Moody's Corp.                                         6,180            307,455
Veritas DGC, Inc.*                                    4,700             59,220
                                                                   -----------
                                                                     1,942,703
                                                                   -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 1.6%
IDT Corp.*                                            5,200             87,984
IDT Corp. Class B*                                    3,350             54,639
SBC Communications, Inc.                              4,330            132,065
Verizon Communications, Inc.                         15,627            627,424
                                                                   -----------
                                                                       902,112
                                                                   -----------


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE+
                                                  ---------        -----------

COMMON STOCK (CONTINUED)
ELECTRIC UTILITIES -- 0.7%
Great Plains Energy, Inc.                             2,150        $    43,753
Mirant Corp.*                                        17,900            130,670
Southern Co.                                          8,200            224,680
                                                                   -----------
                                                                       399,103
                                                                   -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.5%
DSP Group, Inc.*                                      1,540             30,184
Sanmina-SCI Corp.*                                   12,020             75,846
Tech Data Corp.*                                      4,175            158,024
Technitrol, Inc.                                      1,980             46,134
                                                                   -----------
                                                                       310,188
                                                                   -----------
ENERGY EQUIPMENT & SERVICES -- 0.3%
BJ Services Co.*                                      1,500             50,820
Headwaters, Inc.*                                     6,500            102,375
                                                                   -----------
                                                                       153,195
                                                                   -----------
FOOD & DRUG RETAILING -- 0.6%
CVS Corp.                                             1,220             37,332
Fleming Cos., Inc.                                    8,300            152,305
SUPERVALU, Inc.                                       5,300            130,009
                                                                   -----------
                                                                       319,646
                                                                   -----------
FOOD PRODUCTS -- 0.9%
Campbell Soup Co.                                     2,330             64,448
ConAgra Foods, Inc.                                   8,500            235,025
Tyson Foods, Inc. Class A                            13,900            215,589
                                                                   -----------
                                                                       515,062
                                                                   -----------
GAS UTILITIES -- 0.6%
El Paso Corp.                                        11,991            247,135
Northwest Natural Gas Co.                             3,900            112,125
                                                                   -----------
                                                                       359,260
                                                                   -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.8%
Beckman Coulter, Inc.                                 6,500            324,350
Becton, Dickinson & Co.                              12,200            420,290
Hillenbrand Industries, Inc.                          3,700            207,755
Stryker Corp.                                        11,400            610,014
                                                                   -----------
                                                                     1,562,409
                                                                   -----------
HEALTH CARE PROVIDERS & SERVICES -- 1.9%
AdvancePCS*                                           3,200             76,608
Cardinal Health, Inc.                                 2,500            153,525
Coventry Health Care, Inc.*                           6,500            185,250
Express Scripts, Inc.*                                  630             31,569
Health Management Associates, Inc.
  Class A*                                            3,680             74,152
Health Net, Inc.*                                     6,400            171,328
Tenet Healthcare Corp.*                               5,350            382,793
                                                                   -----------
                                                                     1,075,225
                                                                   -----------
HOTELS, RESTAURANTS & LEISURE -- 1.1%
Brinker International, Inc.*                          3,700            117,475
CBRL Group, Inc.                                      3,800            115,976



                                                   SHARES            VALUE+
                                                  ---------        -----------

COMMON STOCK (CONTINUED)
HOTELS, RESTAURANTS & LEISURE (CONTINUED)
Darden Restaurants, Inc.                              3,262        $    80,571
Yum! Brands, Inc.*                                   11,260            329,355
                                                                   -----------
                                                                       643,377
                                                                   -----------
HOUSEHOLD DURABLES -- 1.1%
Centex Corp.                                            565             32,651
KB Home                                                 480             24,725
Libbey, Inc.                                          3,030            103,323
M.D.C. Holdings, Inc.                                 2,630            136,760
Mohawk Industries, Inc.*                              1,400             86,142
NVR, Inc.*                                              655            211,565
Pulte Homes, Inc.                                       550             31,614
                                                                   -----------
                                                                       626,780
                                                                   -----------
HOUSEHOLD PRODUCTS -- 0.3%
Procter & Gamble Co.                                  1,720            153,596
                                                                   -----------
INDUSTRIAL CONGLOMERATES -- 1.1%
General Electric Co.                                 20,430            593,492
Tyco International, Ltd.                              2,080             28,101
                                                                   -----------
                                                                       621,593
                                                                   -----------
INSURANCE -- 2.9%
AFLAC, Inc.                                           7,700            246,400
American International Group, Inc.                      650             44,350
AmerUs Group Co.                                      8,590            318,260
CNA Surety Corp.                                     15,010            220,497
IPC Holdings, Ltd.*                                   1,530             46,726
John Hancock Financial Services, Inc.                 5,100            179,520
MetLife, Inc.                                        14,300            411,840
MGIC Investment Corp.                                 1,520            103,056
UICI*                                                 3,000             60,480
                                                                   -----------
                                                                     1,631,129
                                                                   -----------
INTERNET SOFTWARE & SERVICES -- 0.1%
AOL Time Warner, Inc.*                                2,550             37,511
Siemens A.G. ADR*                                       700             41,580
                                                                   -----------
                                                                        79,091
                                                                   -----------
IT CONSULTING & SERVICES -- 1.5%
Accenture, Ltd. Class A*                              4,700             89,300
Affiliated Computer Services, Inc. Class A*             420             19,942
Computer Sciences Corp.*                              6,300            301,140
Electronic Data Systems Corp.                         7,900            293,485
Titan Corp.*                                          5,300             96,937
Unisys Corp.*                                         7,500             67,500
                                                                   -----------
                                                                       868,304
                                                                   -----------
MACHINERY -- 0.9%
ESCO Technologies, Inc.*                              3,900            136,500
Esterline Technologies Corp.*                         4,760            108,052
Gardner Denver, Inc.*                                 4,810             96,200
Reliance Steel & Aluminum Corp.                       2,345             71,030
SPS Technologies, Inc.*                               2,600             99,242
                                                                   -----------
                                                                       511,024
                                                                   -----------


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE+
                                                  ---------        -----------

COMMON STOCK (CONTINUED)
MEDIA -- 0.2%
Scholastic Corp.*                                     1,730        $    65,567
Viacom, Inc. Class B*                                 1,100             48,807
                                                                   -----------
                                                                       114,374
                                                                   -----------
METALS & MINING -- 0.4%
Commercial Metals Co.                                 4,890            229,537
                                                                   -----------
MULTILINE RETAIL -- 1.6%
Dillard's, Inc. Class A                               8,600            226,094
Federated Department Stores, Inc.*                    3,600            142,920
Sears, Roebuck & Co.                                  4,400            238,920
ShopKo Stores, Inc.*                                 11,780            235,364
Wal-Mart Stores, Inc.                                 1,440             79,214
                                                                   -----------
                                                                       922,512
                                                                   -----------
OIL & GAS -- 2.6%
Exxon Mobil Corp.                                     9,200            376,464
Hurricane Hydrocarbons, Ltd. Class A*                 4,500             42,075
Marathon Oil Corp.                                   24,030            651,694
Valero Energy Corp.                                   5,100            190,842
XTO Energy, Inc.                                     10,600            218,360
                                                                   -----------
                                                                     1,479,435
                                                                   -----------
PERSONAL PRODUCTS -- 0.2%
NBTY, Inc.*                                           5,650             87,462
                                                                   -----------
PHARMACEUTICALS -- 2.8%
Abbott Laboratories, Inc.                            10,710            403,232
Alpharma, Inc. Class A                                6,500            110,370
Barr Laboratories, Inc.*                                310             19,694
Bristol-Myers Squibb Co.                              1,030             26,471
Eli Lilly & Co.                                         380             21,432
Merck & Co., Inc.                                     5,360            271,430
Mylan Laboratories, Inc.                              4,900            153,615
Pfizer, Inc.                                         12,390            433,650
Schering Plough Corp.                                 3,340             82,164
Wyeth                                                 1,820             93,184
                                                                   -----------
                                                                     1,615,242
                                                                   -----------
REAL ESTATE -- 0.9%
CBL & Associates Properties, Inc.                     6,000            243,000
LNR Property Corp.                                    4,160            143,520
New Plan Excel Realty Trust                           6,100            127,063
                                                                   -----------
                                                                       513,583
                                                                   -----------
ROAD & RAIL -- 0.7%
Dollar Thrifty Automotive Group, Inc.*                8,860            229,474
Norfolk Southern Corp.                                7,300            170,674
                                                                   -----------
                                                                       400,148
                                                                   -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.6%
Altera Corp.*                                         1,300             17,680
Integrated Device Technology, Inc.*                     200              3,628
Intel Corp.                                          28,500            520,695
International Rectifier Corp.*                        1,000             29,150
KLA-Tencor Corp.*                                     1,800             79,182



                                                   SHARES            VALUE+
                                                  ---------        -----------

COMMON STOCK (CONTINUED)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (CONTINUED)
Linear Technology Corp.                               4,400        $   138,292
Microchip Technology, Inc.*                           1,400             38,402
Xilinx, Inc.*                                         3,440             77,159
                                                                   -----------
                                                                       904,188
                                                                   -----------
SOFTWARE -- 2.1%
BEA Systems, Inc.*                                      560              5,270
Intuit, Inc.*                                         4,100            203,852
J.D. Edwards & Co.*                                   3,650             44,348
Microsoft Corp.*                                      4,460            243,962
Oracle Corp.*                                         7,850             74,340
Symantec Corp.*                                      13,400            440,190
Take-Two Interactive Software, Inc.*                  7,700            158,543
                                                                   -----------
                                                                     1,170,505
                                                                   -----------
SPECIALTY RETAIL -- 1.9%
Bed, Bath & Beyond, Inc.*                             4,260            160,772
Best Buy Co., Inc.*                                     700             25,410
Circuit City Stores - Circuit City Group              1,500             28,125
Home Depot, Inc.                                      5,300            194,669
Limited Brands                                        1,900             40,470
Lowe's Cos., Inc.                                     1,260             57,204
Pier 1 Imports, Inc.                                 12,600            261,450
Ross Stores, Inc.                                       660             26,895
Staples, Inc.*                                       10,600            208,820
Tiffany & Co., Inc.                                   1,800             63,360
                                                                   -----------
                                                                     1,067,175
                                                                   -----------
TEXTILES & APPAREL -- 0.3%
Jones Apparel Group, Inc.*                            1,560             58,500
Timberland Co. Class A*                               2,640             94,565
                                                                   -----------
                                                                       153,065
                                                                   -----------
TOTAL COMMON STOCK
  (Cost $31,407,637)                                                31,533,092
                                                                   -----------

  COUPON                                             PAR
   RATE                               MATURITY      (000)
 ----------                           --------     --------

ASSET-BACKED SECURITIES -- 1.7%
BankBoston Marine Asset-Backed Trust
  Series 1997-2, Class A7
    6.820%                            04/15/13       $   42             43,882
CIT Equipment Collateral Series 2000-2,
  Class A4
    6.930%                            07/20/11          700            735,858
Citibank Credit Card Issuance Trust
   Series 2000-C1, Class C1
    7.450%                            09/15/07          150            161,284
Independent National Mortgage Corp. Home
  Equity Loan Series 1997-A, Class AF3
    6.700%                            12/25/25            5              4,660
                                                                   -----------
TOTAL ASSET-BACKED SECURITIES
  (Cost $895,563)                                                      945,684
                                                                   -----------


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                             PAR
   RATE                               MATURITY      (000)             VALUE+
 ----------                           --------     --------        -----------

COLLATERALIZED MORTGAGE OBLIGATIONS -- 14.4%
Bear Stearns Mortgage Securities, Inc.
  Series 1997-2, Class A4
    6.500%                            03/28/09       $  398        $   400,104
DLJ Commercial Mortgage Corp.
  Series 1998-CF2, Class A1A
    5.880%                            11/12/31           14             14,954
Federal Home Loan Mortgage Corp.
  Series 2129, Class PD
    5.750%                            09/15/09          450            460,844
Federal National Mortgage Association
  Series 145, Class 1 PO
    9.500%                            06/25/22          239            202,051
Federal National Mortgage Association
  Series 1993-197, Class SB
    10.667%                           10/25/08          225            243,214
Federal National Mortgage Association
  Series 1996-53, Class K
    6.500%                            12/18/11          666            675,999
Federal National Mortgage Association
  Series 1997-20 IO
    1.840%                            03/25/27        1,205             76,603
Federal National Mortgage Association
  Series 1997-42, Class PE
    6.200%                            03/18/12        2,000          2,084,442
Federal National Mortgage Association
  Series 1997-84, Class PL IO
    6.500%                            02/25/09          783             61,587
Federal National Mortgage Association
  Series 1998-47, Class PD
    6.250%                            06/18/24           75             77,455
Federal National Mortgage Association
  Series 1998-61, Class PB
    5.500%                            12/25/08          910            933,540
Federal National Mortgage Association
  Series 2001-69, Class PE
    6.000%                            11/25/15          680            694,355
Federal National Mortgage Association
  Series 2002-14, Class PE
    6.000%                            01/25/32          345            348,301
GE Capital Mortgage Services, Inc.
  Series 1998-16, Class A3
    6.500%                            10/25/13          277            290,344
Nationsbanc Montgomery Funding Corp.
  Series 1998-1, Class A16
    6.750%                            06/25/28          240            248,971
PNC Mortgage Securities Corp.
  Series 1994-4, Class A3
    6.850%                            08/25/09          850            876,410
Structured Asset Securities Corp.
  Series 1998-RF3, Class AIO IO
    6.100%                            06/15/28          347             52,539
Wells Fargo Mortgage-Backed Securities
  Trust Series 2002-8, Class 2A3
    6.000%                            05/25/17          400            395,452
                                                                   -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $7,856,219)                                                  8,137,165
                                                                   -----------



  COUPON                                             PAR
   RATE                               MATURITY      (000)             VALUE+
 ----------                           --------     --------        -----------

MORTGAGE-BACKED SECURITIES -- 6.8%
Federal National Mortgage Association
    6.000%                            01/15/17       $  950        $   969,742
    6.500%                            01/15/17        1,285          1,332,585
Federal National Mortgage Association
  Pool #345739
    7.500%                            03/01/27           18             19,222
Federal National Mortgage Association
  Pool #363317
    7.500%                            11/01/26            3              2,650
Federal National Mortgage Association
  Pool #368941
    7.500%                            12/01/26          219            231,090
Federal National Mortgage Association
  Pool #371323
    7.500%                            03/01/27          128            134,943
Government National Mortgage Association
  Pool #354675
    6.500%                            10/15/23          350            360,933
Government National Mortgage Association
   Pool #442138
    8.000%                            11/15/26          310            331,705
Government National Mortgage Association
  Pool #555127
    7.000%                            09/15/31          473            492,420
                                                                   -----------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $3,777,726)                                                  3,875,290
                                                                   -----------
CONVERTIBLE CORPORATE BONDS -- 0.1%
TELEPHONES
Nortel Networks Corp., Series 144A
  (Cost $90,000)
    4.250%                            09/01/08           90             40,838
                                                                   -----------


CORPORATE BONDS -- 10.8%
ELECTRIC -- 0.6%
Duke Capital Corp.
    8.000%                            10/01/19          300            338,783
                                                                   -----------
FINANCE - BANK -- 1.1%
M & T Bank
    8.000%                            10/01/10          275            309,085
Union Planters Corp.
    7.750%                            03/01/11          275            302,523
                                                                   -----------
                                                                       611,608
                                                                   -----------
FINANCE -- NON-BANK -- 3.7%
AXA
    8.600%                            12/15/30          200            229,902
Boeing Capital Corp.
    7.375%                            09/27/10          180            198,546
CIT Group, Inc.
    7.750%                            04/02/12          140            138,052
Ford Motor Credit Corp.
    5.800%                            01/12/09          250            235,362
General Motors Acceptance Corp.
    6.875%                            09/15/11          150            149,173



                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                             PAR
   RATE                               MATURITY      (000)             VALUE+
 ----------                           --------     --------        -----------

CORPORATE BONDS (CONTINUED)
FINANCE - NON-BANK (CONTINUED)
Goldman Sachs Group, Inc.
    7.625%                            08/17/05       $  500        $   548,337
Household Finance Corp.
    6.375%                            10/15/11          150            143,739
Lehman Brothers Holdings, Inc.
    6.250%                            05/15/06          225            234,470
Textron Financial Corp.
    5.875%                            06/01/07          200            203,401
                                                                   -----------
                                                                     2,080,982
                                                                   -----------
INDUSTRIAL -- 3.0%
Boeing Co.
    8.750%                            09/15/31          100            125,730
Comcast Cable Communications, Inc.
    6.750%                            01/30/11          175            156,552
E.I. Dupont de Nemours & Co.
    6.750%                            10/15/04          300            321,382
Ford Motor Co.
    7.450%                            07/16/31          150            140,022
General Mills, Inc.
    6.000%                            02/15/12          100             99,237
John Deere Capital Corp.
    7.000%                            03/15/12          300            322,001
Sears Roebuck Acceptance Corp.
    6.700%                            04/15/12          230            235,706
TCI Communications, Inc.
    8.750%                            08/01/15          175            165,203
Time Warner, Inc.
    9.125%                            01/15/13          140            155,227
                                                                   -----------
                                                                     1,721,060
                                                                   -----------
NATURAL GAS -- 0.6%
Duke Energy Field Services
    7.875%                            08/16/10          300            318,969
Enron Corp.***
    6.950%                            07/15/28           45              6,075
                                                                   -----------
                                                                       325,044
                                                                   -----------
OIL -- 0.9%
Conoco Funding Co.
    6.350%                            10/15/11          280            290,802
Phillips Petroleum Co.
    8.500%                            05/25/05          200            223,687
                                                                   -----------
                                                                       514,489
                                                                   -----------
TELEPHONES -- 0.7%
AT&T Corp.
    6.000%                            03/15/09          130            102,860
Vodafone Group P.L.C.
    7.750%                            02/15/10          250            266,276
WorldCom, Inc., Series 144A***
    7.375%                            01/15/03          125             25,000
                                                                   -----------
                                                                       394,136
                                                                   -----------



  COUPON                                             PAR
   RATE                               MATURITY      (000)             VALUE+
 ----------                           --------     --------        -----------

CORPORATE BONDS (CONTINUED)
TRANSPORTATION -- 0.2%
CSX Corp.
    6.750%                            03/15/11       $  140        $   147,068
                                                                   -----------
TOTAL CORPORATE BONDS
  (Cost $6,052,678)                                                  6,133,170
                                                                   -----------
U.S. TREASURY OBLIGATIONS -- 6.2%
U.S. TREASURY BILLS** -- 0.1%
    1.740%                            08/01/02           10              9,984
    1.980%                            09/12/02           10              9,967
    1.740%                            12/05/02           10              9,928
                                                                   -----------
                                                                        29,879
                                                                   -----------
U.S. TREASURY BONDS -- 4.3%
    8.750%                            08/15/20          500            679,108
    8.125%                            08/15/21          625            806,726
    7.625%                            02/15/25          779            972,095
                                                                   -----------
                                                                     2,457,929
                                                                   -----------
U.S. TREASURY NOTES -- 1.8%
    7.875%                            11/15/04          830            920,083
    6.000%                            08/15/09           90             97,794
                                                                   -----------
                                                                     1,017,877
                                                                   -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $3,442,456)                                                  3,505,685
                                                                   -----------


                                                  SHARES
                                                 ----------
TEMPORARY INVESTMENTS -- 4.3%
Dreyfus Cash Management Plus #719                 1,732,552          1,732,552
Goldman Sachs Financial Square Money
  Market Portfolio                                  706,415            706,415
J.P. Morgan Institutional Prime Money
  Market Portfolio                                    8,135              8,135
                                                                   -----------
TOTAL TEMPORARY INVESTMENTS
  (Cost $2,447,102)                                                  2,447,102
                                                                   -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $55,969,381)                                               $56,618,026
                                                                   ===========

--------------
+   See Note 2a to the Financial Statements.
*   Non-income producing security.
**  Securities pledged as collateral for futures contracts.
*** Security in default.
ADR -- American Depositary Receipt.
IO -- Interest Only Security.
PO -- Principal Only Security.


                                                NUMBER OF           UNREALIZED
                                                CONTRACTS          DEPRECIATION
                                                ---------          ------------

Futures Contracts -- Short Position
  U.S. Treasury Notes, September 2002               16              $(22,000)
                                                    ==              ========


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
   Investments at value (Cost $55,969,381) ........................................          $56,618,026
   Short-term investments held as collateral for securities on loan ...............            6,757,863
   Dividends receivable ...........................................................               31,791
   Interest receivable ............................................................              277,253
   Receivable for securities sold .................................................              526,072
   Receivable for capital stock sold ..............................................               26,896
   Futures margin receivable ......................................................                1,500
   Other assets ...................................................................               16,544
                                                                                             -----------
          Total assets ............................................................           64,255,945
                                                                                             -----------



LIABILITIES
   Payable upon return of collateral on securities loaned .........................            6,757,863
   Payable for securities purchased ...............................................            2,911,405
   Payable for capital stock redeemed .............................................                9,768
   Accrued expenses ...............................................................               44,083
                                                                                             -----------
          Total liabilities .......................................................            9,723,119
                                                                                             -----------
NET ASSETS
Applicable to 4,165,715 Institutional Shares, 162,053 N Shares, 22,026 A Shares,
   and 3,315 B Shares of beneficial interest outstanding, $.001 par value (Note 8)           $54,532,826
                                                                                             ===========

NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER INSTITUTIONAL SHARE
   ($52,186,157/4,165,715) ........................................................               $12.53
                                                                                                  ======
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER N SHARE
   ($2,029,492/162,053) ...........................................................               $12.52
                                                                                                  ======
NET ASSET VALUE AND REDEMPTION PRICE PER A SHARE
   ($275,729/22,026) ..............................................................               $12.52
                                                                                                  ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
   ($12.52/0.945) (Note 6) ........................................................               $13.25
                                                                                                  ======
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 5.0%) PER B SHARE
   ($41,448/3,315) ................................................................               $12.50
                                                                                                  ======


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                               INTERNATIONAL FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE+
                                                  ---------        -----------

COMMON STOCK -- 94.6%
AUSTRALIA -- 1.1%
Mayne Group, Ltd.                                   722,000        $ 1,677,995
                                                                   -----------
BELGIUM -- 1.2%
Fortis-B                                             92,000          1,969,877
                                                                   -----------
BRAZIL -- 1.7%
Companhia Vale do Rio Doce ADR                       63,100          1,637,445
Tele Norte Leste Participacoes S.A. ADR             107,000          1,064,650
                                                                   -----------
                                                                     2,702,095
                                                                   -----------
FINLAND -- 1.6%
Tietoenator Oyj                                     104,500          2,580,170
                                                                   -----------
FRANCE -- 13.0%
Alstom                                              245,844          2,600,406
Arcelor*                                            173,400          2,460,923
Axa                                                  82,500          1,508,992
Cap Gemini S.A.                                      47,000          1,868,340
Compagnie de Saint Gobain                            60,400          2,711,209
Groupe Danone                                        18,500          2,543,332
Pechiney S.A.- A                                     53,500          2,443,755
Schneider Electric S.A.                              28,000          1,505,733
Suez S.A.                                            62,500          1,666,617
Technip-Coflexip S.A.                                11,379          1,197,991
                                                                   -----------
                                                                    20,507,298
                                                                   -----------
GERMANY -- 8.8%
Adidas-Salomon A.G.                                  21,100          1,733,796
BASF A.G.                                            53,400          2,486,652
Deutsche Bank A.G.                                   28,700          1,995,477
E.On A.G.                                            64,220          3,726,235
Linde A.G.                                           52,000          2,597,098
Volkswagen A.G.                                      29,100          1,402,507
                                                                   -----------
                                                                    13,941,765
                                                                   -----------
GREECE -- 1.4%
Hellenic Telecommunications Organization
  (OTE) S.A.                                        135,200          2,136,431
                                                                   -----------
HONG KONG -- 4.9%
China Mobile, Ltd.*                                 619,000          1,833,260
Denway Motors, Ltd.                               4,358,000          1,229,225
HSBC Holdings P.L.C.                                235,901          2,706,913
Hutchison Whampoa, Ltd.                             259,000          1,934,271
                                                                   -----------
                                                                     7,703,669
                                                                   -----------
ISRAEL -- 0.7%
Teva Pharmaceutical Industries, Ltd. ADR             15,600          1,041,768
                                                                   -----------
ITALY -- 1.6%
ENI S.P.A.                                          160,500          2,552,073
                                                                   -----------
JAPAN -- 18.1%
Daiichi Pharmaceutical Co., Ltd.                     98,000          1,790,648
Kao Corp.                                            90,000          2,072,486
Kyushu Electric Power Co., Inc.                          90              1,334
Lawson, Inc.                                         62,000          1,898,444
Mabuchi Motor Co., Ltd.                              28,500          2,808,243




                                                   SHARES            VALUE+
                                                  ---------        -----------

COMMON STOCK (CONTINUED)
JAPAN (CONTINUED)
Mazda Motor Corp.                                 1,167,000        $ 3,086,527
NEC Corp.                                           237,000          1,649,128
Omron Corp.                                         117,000          1,693,657
Promise Co., Ltd.                                    47,700          2,403,783
Rohm Co., Ltd.                                       13,000          1,940,411
Sony Corp.                                           58,000          3,063,174
Sumitomo Trust & Banking Co., Ltd.                  471,000          2,263,515
Takeda Chemical Industries, Ltd.                     48,000          2,106,527
TDK Corp.                                            38,800          1,832,264
                                                                   -----------
                                                                    28,610,141
                                                                   -----------
MEXICO -- 2.3%
Cemex S.A. de C.V. ADR                               73,668          1,941,888
Telefonos de Mexico S.A. ADR                         55,100          1,767,608
                                                                   -----------
                                                                     3,709,496
                                                                   -----------
NETHERLANDS -- 2.6%
DSM N.V.                                             44,836          2,080,772
ING Groep N.V.                                       82,076          2,107,568
                                                                   -----------
                                                                     4,188,340
                                                                   -----------
SINGAPORE -- 1.6%
DBS Group Holdings, Ltd.                            367,300          2,577,967
                                                                   -----------
SPAIN -- 2.9%
Banco Santander Central Hispano S.A.                159,000          1,262,540
Repsol S.A.                                         150,406          1,773,624
Telefonica S.A.*                                    188,312          1,580,844
                                                                   -----------
                                                                     4,617,008
                                                                   -----------
SWEDEN -- 4.7%
Atlas Copco AB                                      101,100          2,277,181
Electrolux AB-B                                     155,500          3,138,703
Nordea AB                                           385,411          2,096,863
                                                                   -----------
                                                                     7,512,747
                                                                   -----------
SWITZERLAND -- 7.6%
Nestle S.A.                                          10,588          2,468,861
Novartis A.G.                                        62,500          2,748,799
Roche Holding A.G.                                   35,400          2,676,142
Swisscom A.G.                                         8,720          2,537,217
Zurich Financial Services A.G.                        7,637          1,542,129
                                                                   -----------
                                                                    11,973,148
                                                                   -----------
THAILAND -- 0.9%
Advanced Information Service Public
  Co., Ltd.                                       1,500,000          1,444,786
                                                                   -----------
UNITED KINGDOM -- 17.9%
Amersham P.L.C.                                     253,600          2,242,092
Amvescap P.L.C.                                     118,800            967,922
Boots Co. P.L.C.                                    279,600          2,772,430
British Airways P.L.C.                              507,000          1,439,396
Compass Group P.L.C.                                120,000            728,015
GlaxoSmithKline P.L.C.                               77,457          1,674,222
GUS P.L.C.                                          351,500          3,228,186
Kingfisher P.L.C.                                   532,175          2,565,436


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                               INTERNATIONAL FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE+
                                                  ---------       ------------

COMMON STOCK (CONTINUED)
UNITED KINGDOM (CONTINUED)
Lloyds TSB Group P.L.C.                             299,347       $  2,979,643
Rolls-Royce P.L.C.                                1,242,901          3,069,218
Standard Chartered P.L.C.                           240,770          2,569,074
Unilever P.L.C.                                     305,000          2,780,207
Vodafone Group P.L.C.                               976,000          1,338,963
                                                                  ------------
                                                                    28,354,804
                                                                  ------------
TOTAL COMMON STOCK
  (Cost $161,572,806)                                              149,801,578
                                                                  ------------
PREFERRED STOCK -- 1.1%
GERMANY
Volkswagen A.G.
  (Cost $1,482,403)                                  51,500          1,673,383
                                                                  ------------



  COUPON                                             PAR
   RATE                               MATURITY      (000)
 ----------                           --------     --------

U.S. TREASURY OBLIGATIONS-- 1.9%
U.S. Treasury Bills
  (Cost $2,996,860)
    1.600%                            07/25/02       $3,000          2,996,860
                                                                  ------------


                                                   SHARES
                                                  ---------
TEMPORARY INVESTMENTS -- 2.2%
BlackRock Provident Institutional
  Funds -- TempCash
  (Cost $3,479,504)                               3,479,504          3,479,504
                                                                  ------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $169,531,573)                                              157,951,325
                                                                  ------------
CURRENCY -- 0.0%
Euro Currency
  (Cost $2)                                               2                  2
                                                                  ------------
OTHER ASSETS AND LIABILITIES -- 0.2%
Dividends receivable and other assets                                  832,378
Receivable for capital stock sold                                      344,357
Payable for securities purchased                                      (525,576)
Payable for capital stock redeemed                                     (93,068)
Accrued expenses                                                      (220,105)
                                                                  ------------
                                                                       337,986
                                                                  ------------
NET ASSETS -- 100.0%
Applicable to 13,333,984
  Institutional Shares, 139,112 N
  Shares, 19,540 A Shares, and 440
  B Shares of beneficial interest
  outstanding, $.001 par value
  (Note 8)                                                        $158,289,313
                                                                  ============



NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($156,424,039/13,333,984)                                             $11.73
                                                                        ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($1,630,684/139,112)                                $11.72
                                                                        ======
NET ASSET VALUE AND REDEMPTION PRICE
  PER A SHARE ($229,446/19,540)                                         $11.74
                                                                        ======
MAXIMUM PUBLIC OFFERING, PRICE PER A
  SHARE ($11.74/0.945) (NOTE 6)                                         $12.42
                                                                        ======
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT DEFERRED SALES
  CHARGE OF 5.0%) PER B SHARE ($5,144/440)                              $11.69
                                                                        ======

--------------
+ See Note 2a to the Financial Statements.
* Non-income producing security.
ADR -- American Depositary Receipt.


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                              EMERGING MARKETS FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES             VALUE+
                                                  ---------        -----------

COMMON STOCK -- 96.2%
BRAZIL -- 6.9%
Companhia Brasileira de Distribuicao Grupo
  Pao de Acucar ADR                                  65,000        $ 1,156,350
Companhia Vale do Rio Doce ADR                       67,400          1,749,030
Empresa Brasileira de Aeronautica S.A. ADR           49,281          1,054,613
Petroleo Brasileiro S.A. ADR                         43,000            810,980
Tele Norte Leste Participacoes S.A. ADR              98,526            980,334
Uniao de Bancos Brasileiros S.A. GDR                  5,900             97,350
                                                                   -----------
                                                                     5,848,657
                                                                   -----------
CHINA -- 4.4%
Aluminum Corp. of China, Ltd.                     9,614,000          1,774,958
Beijing Datang Power Generation Co., Ltd.         2,500,000          1,113,823
Sinopec Shanghai Petrochemical Co., Ltd.*         5,650,000            840,288
                                                                   -----------
                                                                     3,729,069
                                                                   -----------
CROATIA -- 1.9%
Pliva D.D. GDR                                      107,000          1,577,180
                                                                   -----------
CZECH REPUBLIC -- 0.9%
Komercni Banka A.S. GDR*                             44,698            764,336
                                                                   -----------
GREECE -- 2.2%
Hellenic Telecommunications Organization
  (OTE) S.A.                                        114,500          1,809,329
                                                                   -----------
HONG KONG -- 10.6%
China Mobile, Ltd.*                                 371,500          1,100,252
China Petroleum & Chemical Corp.
  (Sinopec)                                       7,000,000          1,247,482
Denway Motors, Ltd.                               3,266,000            921,214
HSBC Holdings P.L.C.                                193,285          2,217,904
Hutchison Whampoa, Ltd.                             234,600          1,752,046
Wing Hang Bank, Ltd.                                521,000          1,726,712
                                                                   -----------
                                                                     8,965,610
                                                                   -----------
HUNGARY -- 3.6%
Gedeon Richter Rt.                                   31,500          1,804,488
Magyar Tavkozlesi Rt. ADR                            77,800          1,244,800
                                                                   -----------
                                                                     3,049,288
                                                                   -----------
INDIA -- 3.7%
Gujarat Ambuja Cements, Ltd. GDR                    368,500          1,520,062
Larsen & Toubro, Ltd. GDR                           225,200          1,621,440
                                                                   -----------
                                                                     3,141,502
                                                                   -----------
ISRAEL -- 2.9%
Check Point Software Technologies, Ltd.*             91,200          1,236,672
Teva Pharmaceutical Industries, Ltd. ADR             18,000          1,202,040
                                                                   -----------
                                                                     2,438,712
                                                                   -----------
KOREA -- 16.2%
Kookmin Bank ADR                                     56,481          2,776,041
Korea Electric Power Corp. ADR                      195,700          2,048,979
KT Corp. ADR                                        117,100          2,535,215
POSCO ADR                                            56,200          1,532,574
Samsung Electronics Co., Ltd. GDR                    16,050          2,203,665



                                                   SHARES             VALUE+
                                                  ---------        -----------

COMMON STOCK (CONTINUED)
KOREA (CONTINUED)
Samsung Fire & Marine Insurance Co., Ltd.            22,400        $ 1,377,933
Shinsegae Co., Ltd.                                   7,000          1,187,071
                                                                   -----------
                                                                    13,661,478
                                                                   -----------
MALAYSIA -- 4.5%
Maxis Communications BHD*                           340,000            433,959
Road Builder (M) Holdings BHD                     1,008,000          1,432,459
Technology Resources Industries BHD*              2,964,000          1,965,652
                                                                   -----------
                                                                     3,832,070
                                                                   -----------
MEXICO -- 10.9%
Cemex S.A. de C.V. ADR                               64,883          1,710,316
Grupo Financiero Banorte S.A. de C.V.*              572,000          1,320,041
Grupo Mexico S.A.-B                                 530,000            762,115
Grupo Televisa S.A. GDR*                             18,900            706,482
Kimberly-Clark de Mexico S.A. de C.V.-A             348,400            930,147
Panamerican Beverages, Inc.-A                       101,000          1,440,260
Telefonos de Mexico S.A. ADR                         44,400          1,424,352
Tubos de Acero de Mexico S.A. ADR                   100,000            920,000
                                                                   -----------
                                                                     9,213,713
                                                                   -----------
POLAND -- 3.7%
Agora S.A.*                                          35,071            484,072
Polski Koncern Naftowy Orlen S.A.                   326,000          1,438,283
Telekomunikacja Polska S.A. GDR*                    431,300          1,177,449
                                                                   -----------
                                                                     3,099,804
                                                                   -----------
RUSSIA -- 7.3%
A.O. Mosenergo ADR                                  395,900          1,215,413
Norilsk Nickel Mining and Metallurgical Co.
  ADR                                                34,500            720,201
Lukoil Holding ADR                                   10,500            681,173
Mobile Telesystems ADR*                              43,200          1,308,528
Surgutneftegaz ADR                                   60,900          1,182,983
Wimm-Bill-Dann Foods ADR*                            50,600          1,067,660
                                                                   -----------
                                                                     6,175,958
                                                                   -----------
SINGAPORE -- 4.2%
DBS Group Holdings, Ltd.                            311,590          2,186,955
Singapore Airlines, Ltd.                            184,000          1,343,514
                                                                   -----------
                                                                     3,530,469
                                                                   -----------
SOUTH AFRICA -- 3.7%
Dimension Data Holdings P.L.C.*                   1,406,000            878,710
Old Mutual P.L.C.                                 1,016,500          1,444,882
Standard Bank Group, Ltd.                           250,785            778,409
                                                                   -----------
                                                                     3,102,001
                                                                   -----------
TAIWAN -- 6.0%
Chinatrust Financial Holding Co., Ltd.            2,603,410          2,298,806
President Chain Store Corp.                         667,000          1,247,796
Taiwan Semiconductor Manufacturing
  Co., Ltd.*                                        742,280          1,510,826
                                                                   -----------
                                                                     5,057,428
                                                                   -----------


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                              EMERGING MARKETS FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE+
                                                  ---------        -----------

COMMON STOCK (CONTINUED)
THAILAND -- 2.6%
Advanced Information Service Public
  Co., Ltd.                                       2,290,000        $ 2,205,707
                                                                   -----------
TOTAL COMMON STOCK
  (Cost $80,196,636)                                                81,202,311
                                                                   -----------
RIGHTS & WARRANTS -- 0.0%
MEXICO
Cemex S.A. de C.V. ADR*
  (Cost $2,204)                                       1,260              4,158
                                                                   -----------



  COUPON                                             PAR
   RATE                               MATURITY      (000)
 ----------                           --------     --------

U.S. TREASURY OBLIGATIONS -- 3.6%
U.S. Treasury Bills
  (Cost $2,996,860)
    1.570%                            07/25/02       $3,000          2,996,860
                                                                   -----------

                                                   SHARES
                                                  --------
TEMPORARY INVESTMENTS -- 3.2%
BlackRock Provident Institutional
  Funds -- TempCash
  (Cost $2,738,270)                               2,738,270          2,738,270
                                                                   -----------
TOTAL INVESTMENTS -- 103.0%
  (Cost $85,933,970)                                                86,941,599
                                                                   -----------
CURRENCY -- 0.0%
Taiwanese Dollar
  (Cost $12,587)                                    429,062             12,843
                                                                   -----------

OTHER ASSETS AND LIABILITIES -- (3.0%)
Dividends receivable and other assets                                  315,551
Receivable for capital stock sold                                      104,500
Payable for securities purchased                                    (2,764,471)
Payable for capital stock redeemed                                     (81,207)
Accrued expenses                                                      (136,615)
                                                                   -----------
                                                                    (2,562,242)
                                                                   -----------

NET ASSETS -- 100.0%
Applicable to 11,590,586
  Institutional Shares, 45,181 N
  Shares, 22,894 A Shares, and
  1,011 B Shares of beneficial
  interest outstanding, $.001 par
  value (Note 8)                                                   $84,392,200
                                                                   ===========



NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($83,896,849/11,590,586)                                               $7.24
                                                                         =====
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($324,057/45,181)                                    $7.17
                                                                         =====
NET ASSET VALUE AND REDEMPTION PRICE
  PER A SHARE ($164,054/22,894)                                          $7.17
                                                                         =====
MAXIMUM PUBLIC OFFERING PRICE PER
  A SHARE ($7.17/0.945) (NOTE 6)                                         $7.59
                                                                         =====
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT DEFERRED SALES
  CHARGE OF 5.0%) PER B SHARE ($7,240/1,011)                             $7.16
                                                                         =====

--------------
+ See Note 2a to the Financial Statements.
* Non-income producing security.
ADR -- American Depositary Receipt.
GDR -- Global Depositary Receipt.


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


                                                                                         MONEY MARKET FUNDS
                                                                      --------------------------------------------------------
                                                                       GOVERNMENT                                 TAX-EXEMPT
                                                                      MONEY MARKET         MONEY MARKET          MONEY MARKET
                                                                          FUND                 FUND                  FUND
                                                                      -----------          ------------          ------------
INVESTMENT INCOME:
  Interest .....................................................       $4,412,271           $50,082,764           $8,446,588
  Dividends ....................................................               --                    --                   --
  Foreign taxes withheld .......................................               --                    --                   --
                                                                       ----------           -----------           ----------
    Total investment income ....................................        4,412,271            50,082,764            8,446,588
                                                                       ----------           -----------           ----------
EXPENSES (NOTE 2g):
  Investment advisory fee (Note 3) .............................          251,387             2,403,229              549,161
  Rule 12b-1 fee (Note 4) ......................................          145,509               766,595              122,112
  Shareholder services fee (Note 4) ............................          360,016             1,984,980              299,757
  Program Fee (Note 5) .........................................           15,030               229,370               22,093
  Commitment fee (Note 10) .....................................            4,605                46,762               10,623
  Transfer agency fee (Note 3) .................................           41,646               200,193               47,405
  Administration fee (Note 3) ..................................          213,848             2,222,388              486,527
  Custodian fee (Note 3) .......................................           14,457               126,140               27,868
  Directors' fees and expenses .................................            4,888                49,672               11,217
  Audit fee ....................................................            8,866                79,795               18,146
  Legal fee ....................................................            6,292                63,463                7,554
  Amortization of organization expenses (Note 2f) ..............               --                    --                   --
  Reports to shareholders ......................................            9,092                92,160               21,036
  Registration fees ............................................           15,344                14,094               11,722
  Miscellaneous ................................................           23,889               200,748               34,158
                                                                       ----------           -----------           ----------
    Total expenses .............................................        1,114,869             8,479,589            1,669,379
                                                                       ----------           -----------           ----------
  Less fee waivers and expense reimbursements (Notes 3,4,5) ....         (137,225)           (1,286,724)             (40,812)
                                                                       ----------           -----------           ----------
    Net expenses ...............................................          977,644             7,192,865            1,628,567
                                                                       ----------           -----------           ----------
  NET INVESTMENT INCOME/(LOSS) .................................        3,434,627            42,889,899            6,818,021
                                                                       ----------           -----------           ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 7):
  Net realized gain/(loss) from:
    Investment transactions ....................................           22,131                 2,232               (2,099)
    Futures contracts ..........................................               --                    --                   --
    Foreign currency translations ..............................               --                    --                   --
  Net change in unrealized appreciation/(depreciation) on:
    Investments ................................................               --                    --                   --
    Futures contracts ..........................................               --                    --                   --
    Foreign currency translations ..............................               --                    --                   --
                                                                       ----------           -----------           ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS .........           22,131                 2,232               (2,099)
                                                                       ----------           -----------           ----------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS ..............       $3,456,758           $42,892,131           $6,815,922
                                                                       ==========           ===========           ==========




                                                                                          FIXED INCOME FUNDS
                                                                    ----------------------------------------------------------
                                                                        SHORT/                                  INTERMEDIATE
                                                                    INTERMEDIATE BOND          BOND            GOVERNMENT BOND
                                                                         FUND                  FUND                 FUND
                                                                    ----------------        -----------         --------------
INVESTMENT INCOME:
  Interest .....................................................      $ 7,288,815           $ 7,249,371           $2,085,405
  Dividends ....................................................               --                    --                   --
  Foreign taxes withheld .......................................               --                    --                   --
                                                                      -----------           -----------           ----------
    Total investment income ....................................        7,288,815             7,249,371            2,085,405
                                                                      -----------           -----------           ----------
EXPENSES (NOTE 2g):
  Investment advisory fee (Note 3) .............................          825,219               719,553              228,122
  Rule 12b-1 fee (Note 4) ......................................            1,680                 1,570                1,576
  Shareholder services fee (Note 4) ............................            7,324                 9,616               15,064
  Program Fee (Note 5) .........................................               --                    --                   --
  Commitment fee (Note 10) .....................................            2,355                 2,215                  700
  Transfer agency fee (Note 3) .................................           30,827                34,473               30,999
  Administration fee (Note 3) ..................................          236,786               223,405               83,129
  Custodian fee (Note 3) .......................................           13,305                11,600                6,621
  Directors' fees and expenses .................................            2,490                 2,841                  741
  Audit fee ....................................................            4,522                 3,983                1,196
  Legal fee ....................................................            1,677                 2,076                1,799
  Amortization of organization expenses (Note 2f) ..............               --                    --                  816
  Reports to shareholders ......................................            4,659                 3,884                1,384
  Registration fees ............................................           24,250                21,232               22,117
  Miscellaneous ................................................           13,835                12,381                5,077
                                                                      -----------           -----------           ----------
    Total expenses .............................................        1,168,929             1,048,829              399,341
                                                                      -----------           -----------           ----------
  Less fee waivers and expense reimbursements (Notes 3,4,5) ....         (452,647)             (373,440)            (207,222)
                                                                      -----------           -----------           ----------
    Net expenses ...............................................          716,282               675,389              192,119
                                                                      -----------           -----------           ----------
  NET INVESTMENT INCOME/(LOSS) .................................        6,572,533             6,573,982            1,893,286
                                                                      -----------           -----------           ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 7):
  Net realized gain/(loss) from:
    Investment transactions ....................................       (1,554,120)             (458,588)             303,829
    Futures contracts ..........................................         (497,445)             (714,806)             (77,840)
    Foreign currency translations ..............................               --                    --                   --
  Net change in unrealized appreciation/(depreciation) on:
    Investments ................................................         (185,535)             (742,519)             664,701
    Futures contracts ..........................................         (427,137)             (220,000)              14,789
    Foreign currency translations ..............................               --                    --                   --
                                                                      -----------           -----------           ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS .........       (2,664,237)           (2,135,913)             905,479
                                                                      -----------           -----------           ----------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS ..............      $ 3,908,296           $ 4,438,069           $2,798,765
                                                                      ===========           ===========           ==========


                                                                                            FIXED INCOME FUNDS
                                                                     ---------------------------------------------------------
                                                                      INTERMEDIATE                                CONVERTIBLE
                                                                     TAX-EXEMPT BOND       TAX-EXEMPT BOND        SECURITIES
                                                                          FUND                  FUND                 FUND
                                                                     ---------------       ---------------        -----------
INVESTMENT INCOME:
  Interest .....................................................       $ 5,316,988           $2,875,465           $   259,921
  Dividends ....................................................                --                   --               311,044
  Foreign taxes withheld .......................................                --                   --                    --
                                                                       -----------           ----------           -----------
    Total investment income ....................................         5,316,988            2,875,465               570,965
                                                                       -----------           ----------           -----------
EXPENSES (NOTE 2g):
  Investment advisory fee (Note 3) .............................           691,846              325,641                97,802
  Rule 12b-1 fee (Note 4) ......................................               409                2,002                   158
  Shareholder services fee (Note 4) ............................             9,703                3,724                   376
  Program Fee (Note 5) .........................................                --                   --                    --
  Commitment fee (Note 10) .....................................             2,301                1,084                   282
  Transfer agency fee (Note 3) .................................            26,350               22,785                16,037
  Administration fee (Note 3) ..................................           231,873              118,854                34,981
  Custodian fee (Note 3) .......................................             8,162                5,380                 3,594
  Directors' fees and expenses .................................             2,435                1,147                   297
  Audit fee ....................................................             3,931                1,852                   481
  Legal fee ....................................................             1,640                1,272                   200
  Amortization of organization expenses (Note 2f) ..............                --                   --                   816
  Reports to shareholders ......................................             4,552                2,146                   559
  Registration fees ............................................            25,814               19,594                14,571
  Miscellaneous ................................................            12,370                7,628                 4,716
                                                                       -----------           ----------           -----------
    Total expenses .............................................         1,021,386              513,109               174,870
                                                                       -----------           ----------           -----------
  Less fee waivers and expense reimbursements (Notes 3,4,5) ....          (721,340)            (346,564)              (45,797)
                                                                       -----------           ----------           -----------
    Net expenses ...............................................           300,046              166,545               129,073
                                                                       -----------           ----------           -----------
  NET INVESTMENT INCOME/(LOSS) .................................         5,016,942            2,708,920               441,892
                                                                       -----------           ----------           -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 7):
  Net realized gain/(loss) from:
    Investment transactions ....................................            76,426              320,786            (1,024,788)
    Futures contracts ..........................................                --                   --                    --
    Foreign currency translations ..............................                --                   --                    --
  Net change in unrealized appreciation/(depreciation) on:
    Investments ................................................         5,868,752            2,745,505            (2,808,065)
    Futures contracts ..........................................                --                   --                    --
    Foreign currency translations ..............................                --                   --                    --
                                                                       -----------           ----------           -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS .........         5,945,178            3,066,291            (3,832,853)
                                                                       -----------           ----------           -----------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS ..............       $10,962,120           $5,775,211           $(3,390,961)
                                                                       ===========           ==========           ===========


                       See Notes to Financial Statements.


80-81

                              HARRIS INSIGHT FUNDS
                      STATEMENTS OF OPERATIONS (CONTINUED)
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


                                                                                EQUITY FUNDS
                                                                -------------------------------------------

                                                                                   EQUITY          CORE
                                                                   EQUITY          INCOME         EQUITY
                                                                    FUND            FUND           FUND
                                                                ------------    -----------    ------------
INVESTMENT INCOME:
  Interest ................................................     $    102,758    $    26,978    $     24,818
  Dividends ...............................................        2,145,023        595,232         856,938
  Foreign taxes withheld ..................................               --             --              --
                                                                ------------    -----------    ------------
    Total investment income ...............................        2,247,781        622,210         881,756
                                                                ------------    -----------    ------------
EXPENSES (NOTE 2g):
  Investment advisory fee (Note 3) ........................        1,153,782        211,755         647,095
  Rule 12b-1 fee (Note 4) .................................              368            729             889
  Shareholder services fee (Note 4) .......................           20,543          5,017           6,169
  Commitment fee (Note 10) ................................            3,300            606           1,445
  Transfer agency fee (Note 3) ............................           41,066         24,914          31,690
  Administration fee (Note 3) .............................          323,132         73,925         151,296
  Custodian fee (Note 3) ..................................            3,724          4,968          10,487
  Directors' fees and expenses ............................            4,486          1,340           1,525
  Audit fee ...............................................            4,637          1,035           2,468
  Legal fee ...............................................            2,348          1,331           1,027
  Amortization of organization expenses (Note 2f) .........               --             --              --
  Reports to shareholders .................................            6,535          1,201           2,862
  Registration fees .......................................           18,453         19,835          19,041
  Miscellaneous ...........................................            8,464          3,874           5,390
                                                                ------------    -----------    ------------
    Total expenses ........................................        1,590,838        350,530         881,384
                                                                ------------    -----------    ------------
  Less fee waivers and expense reimbursements (Notes 3,4) .          (27,505)       (63,453)        (83,433)
                                                                ------------    -----------    ------------
    Net expenses ..........................................        1,563,333        287,077         797,951
                                                                ------------    -----------    ------------
  NET INVESTMENT INCOME/(LOSS) ............................          684,448        335,133          83,805
                                                                ------------    -----------    ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  (NOTE 7):
  Net realized gain/(loss) from:
    Investment transactions ...............................       (2,287,695)     2,040,362       3,254,717
    Futures contracts .....................................               --             --              --
    Foreign currency translations .........................               --             --              --
  Net change in unrealized appreciation/(depreciation) on:
    Investments ...........................................      (21,810,777)    (8,078,926)    (24,265,107)
    Futures contracts .....................................               --             --              --
    Foreign currency translations .........................               --             --              --
                                                                ------------    -----------    ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS ....      (24,098,472)    (6,038,564)    (21,010,390)
                                                                ------------    -----------    ------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS .........     $(23,414,024)   $(5,703,431)   $(20,926,585)
                                                                ============    ===========    ============


                                                                                             EQUITY FUNDS
                                                              --------------------------------------------------------------------
                                                                                                            LARGE-CAP    SMALL-CAP
                                                               SMALL-CAP       SMALL-CAP                    AGGRESSIVE   AGGRESSIVE
                                                              OPPORTUNITY        VALUE         INDEX         GROWTH       GROWTH
                                                                  FUND           FUND          FUND           FUND         FUND
                                                              -----------     -----------   ------------    ----------   ----------
INVESTMENT INCOME:
  Interest ................................................   $   162,869     $   150,722   $    117,295      $   667     $  4,009
  Dividends ...............................................     1,163,459       1,924,661      2,979,129        4,397       16,017
  Foreign taxes withheld ..................................            --              --             --           --           --
                                                              -----------     -----------   ------------    ---------    ---------
    Total investment income ...............................     1,326,328       2,075,383      3,096,424        5,064       20,026
                                                              -----------     -----------   ------------    ---------    ---------
EXPENSES (NOTE 2g):
  Investment advisory fee (Note 3) ........................     2,172,814       1,122,769        527,514        8,642       35,642
  Rule 12b-1 fee (Note 4) .................................           733           2,030            106           14            7
  Shareholder services fee (Note 4) .......................        10,831           6,613         27,192            5            2
  Commitment fee (Note 10) ................................         4,338           2,791          4,241           --           --
  Transfer agency fee (Note 3) ............................        39,122          35,588         42,017          406          580
  Administration fee (Note 3) .............................       421,668         277,755        400,725          620        9,022
  Custodian fee (Note 3) ..................................        20,432          22,293         33,377        3,954        6,806
  Directors' fees and expenses ............................         5,586           2,955          4,476           31          110
  Audit fee ...............................................         7,409           5,267          7,244           53          162
  Legal fee ...............................................         8,089          10,890         10,014           47          337
  Amortization of organization expenses (Note 2f) .........            --             816             --           --           --
  Reports to shareholders .................................         7,585           5,520          8,403           46          187
  Registration fees .......................................        24,559          24,441         14,624        7,265        7,217
  Miscellaneous ...........................................        10,065           6,702         15,760        2,339        2,756
                                                              -----------     -----------   ------------    ---------    ---------
    Total expenses ........................................     2,733,231       1,526,430      1,095,693       23,422       62,828
                                                              -----------     -----------   ------------    ---------    ---------
  Less fee waivers and expense reimbursements (Notes 3,4) .      (114,291)       (128,361)      (118,869)     (11,880)     (15,298)
                                                              -----------     -----------   ------------    ---------    ---------
    Net expenses ..........................................     2,618,940       1,398,069        976,824       11,542       47,530
                                                              -----------     -----------   ------------    ---------    ---------
  NET INVESTMENT INCOME/(LOSS) ............................    (1,292,612)        677,314      2,119,600       (6,478)     (27,504)
                                                              -----------     -----------   ------------    ---------    ---------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  (NOTE 7):
  Net realized gain/(loss) from:
    Investment transactions ...............................    11,071,867      15,550,532     12,443,328     (481,602)    (457,954)
    Futures contracts .....................................            --              --       (772,824)          --           --
    Foreign currency translations .........................            --              --             --           --           --
  Net change in unrealized appreciation/(depreciation) on:
    Investments ...........................................   (15,554,209)     (5,326,403)   (71,488,986)     (75,629)    (486,703)
    Futures contracts .....................................            --              --       (131,513)          --           --
    Foreign currency translations .........................            --              --             --           --           --
                                                              -----------     -----------   ------------    ---------    ---------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS ....    (4,482,342)     10,224,129    (59,949,995)    (557,231)    (944,657)
                                                              -----------     -----------   ------------    ---------    ---------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS .........   $(5,774,954)    $10,901,443   $(57,830,395)   $(563,709)   $(972,161)
                                                              ===========     ===========   ============    =========    =========


                                                                                      EQUITY FUNDS
                                                                ------------------------------------------------------
                                                                                                             EMERGING
                                                                TECHNOLOGY       BALANCED    INTERNATIONAL   MARKETS
                                                                   FUND            FUND         FUND           FUND
                                                                -----------    -----------   -------------  ----------
INVESTMENT INCOME:
  Interest ................................................     $       681    $   744,006    $    16,690   $   37,297
  Dividends ...............................................           1,643        198,955      2,883,377      912,945
  Foreign taxes withheld ..................................              --             --       (308,766)     (51,693)
                                                                -----------    -----------    -----------   ----------
    Total investment income ...............................           2,324        942,961      2,591,301      898,549
                                                                -----------    -----------    -----------   ----------
EXPENSES (NOTE 2g):
  Investment advisory fee (Note 3) ........................          10,799        167,235        877,083      407,605
  Rule 12b-1 fee (Note 4) .................................               2            435            102           66
  Shareholder services fee (Note 4) .......................              --          2,745          2,696          470
  Commitment fee (Note 10) ................................              --            557          1,675          638
  Transfer agency fee (Note 3) ............................             215         23,263         30,216       14,633
  Administration fee (Note 3) .............................           1,262         68,042        178,089       72,918
  Custodian fee (Note 3) ..................................           2,193         14,472         57,343       38,834
  Directors' fees and expenses ............................              46            739          1,769          679
  Audit fee ...............................................              90          1,177          3,861        1,091
  Legal fee ...............................................             121            997          7,092        2,358
  Amortization of organization expenses (Note 2f) .........              --            816             --           --
  Reports to shareholders .................................              58          1,273          2,316        1,260
  Registration fees .......................................           7,267         18,860         20,898       15,329
  Miscellaneous ...........................................           2,712          8,308         12,191       13,850
                                                                -----------    -----------    -----------   ----------
    Total expenses ........................................          24,765        308,919      1,195,331      569,731
                                                                -----------    -----------    -----------   ----------
  Less fee waivers and expense reimbursements (Notes 3,4) .         (10,270)       (60,461)       (23,114)     (17,125)
                                                                -----------    -----------    -----------   ----------
    Net expenses ..........................................          14,495        248,458      1,172,217      552,606
                                                                -----------    -----------    -----------   ----------
  NET INVESTMENT INCOME/(LOSS) ............................         (12,171)       694,503      1,419,084      345,943
                                                                -----------    -----------    -----------   ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  (NOTE 7):
  Net realized gain/(loss) from:
    Investment transactions ...............................        (856,623)      (343,518)    (2,953,389)     710,117
    Futures contracts .....................................              --        (53,233)            --           --
    Foreign currency translations .........................              --             --       (173,763)     (54,880)
  Net change in unrealized appreciation/(depreciation) on:
    Investments ...........................................        (297,918)    (1,687,654)     4,370,747       (1,862)
    Futures contracts .....................................              --        (29,031)            --           --
    Foreign currency translations .........................              --             --         20,333        2,527
                                                                -----------    -----------    -----------   ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS ....      (1,154,541)    (2,113,436)     1,263,928      655,902
                                                                -----------    -----------    -----------   ----------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS .........     $(1,166,712)   $(1,418,933)   $ 2,683,012   $1,001,845
                                                                ===========    ===========    ===========   ==========


                       See Notes to Financial Statements.

82-83

                              HARRIS INSIGHT FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


                                                                                                 MONEY MARKET FUNDS
                                                                               --------------------------------------------------
                                                                                GOVERNMENT                           TAX-EXEMPT
                                                                               MONEY MARKET      MONEY MARKET       MONEY MARKET
                                                                                   FUND              FUND                 FUND
                                                                               ------------     --------------     --------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ........................................          $  3,434,627     $   42,889,899     $    6,818,021
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ...............                22,131              2,232             (2,099)
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations .....................................                    --                 --                 --
                                                                               ------------     --------------     --------------
Increase/(decrease) in net assets from operations ...................             3,456,758         42,892,131          6,815,922
                                                                               ------------     --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2c AND 2d):
Net investment income:
  Institutional Shares ..............................................            (1,495,801)       (26,661,138)        (5,607,234)
  N Shares ..........................................................            (1,920,885)       (10,974,801)        (1,179,585)
  A Shares ..........................................................                    --                 --                 --
  B Shares ..........................................................                    --                 --                 --
  Exchange Shares ...................................................                    --         (4,703,571)                --
  Service Shares ....................................................               (30,582)          (550,389)           (31,202)
                                                                               ------------     --------------     --------------
Total distributions from net investment income ......................            (3,447,268)       (42,889,899)        (6,818,021)
                                                                               ------------     --------------     --------------
Net realized gains on investments:
  Institutional Shares ..............................................                    --                 --                 --
  N Shares ..........................................................                    --                 --                 --
  A Shares ..........................................................                    --                 --                 --
  B Shares ..........................................................                    --                 --                 --
                                                                               ------------     --------------     --------------
Total distributions from net realized gains .........................                    --                 --                 --
                                                                               ------------     --------------     --------------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ..............................................               463,987      1,550,216,727        (75,232,295)
  N Shares ..........................................................            46,943,181       (122,804,747)       (11,303,995)
  A Shares ..........................................................                    --                 --                 --
  B Shares ..........................................................                    --                 --                 --
  Exchange Shares ...................................................                    --        329,957,206                 --
  Service Shares ....................................................            22,693,184        331,224,333         30,242,015
                                                                               ------------     --------------     --------------
Increase/(decrease) in net assets from capital share
  transactions ......................................................            70,100,352      2,088,593,519        (56,294,275)
                                                                               ------------     --------------     --------------
Total increase/(decrease) in net assets .............................            70,109,842      2,088,595,751        (56,296,374)

NET ASSETS:
Beginning of period .................................................           532,225,998      4,123,576,295      1,018,694,970
                                                                               ------------     --------------     --------------
End of period .......................................................          $602,335,840     $6,212,172,046     $  962,398,596
                                                                               ============     ==============     ==============




                                                                                                  FIXED INCOME FUNDS
                                                                              ----------------------------------------------------
                                                                                    SHORT/                           INTERMEDIATE
                                                                              INTERMEDIATE BOND        BOND         GOVERNMENT BOND
                                                                                    FUND               FUND               FUND
                                                                              -----------------    ------------     ---------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ........................................          $  6,572,533        $  6,573,982       $ 1,893,286
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ...............            (2,051,565)         (1,173,394)          225,989
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations .....................................              (612,672)           (962,519)          679,490
                                                                               ------------        ------------       -----------
Increase/(decrease) in net assets from operations ...................             3,908,296           4,438,069         2,798,765
                                                                               ------------        ------------       -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2c AND 2d):
Net investment income:
  Institutional Shares ..............................................            (6,376,961)         (6,421,792)       (1,567,347)
  N Shares ..........................................................              (154,837)           (212,613)         (306,929)
  A Shares ..........................................................               (31,184)            (11,025)          (13,540)
  B Shares ..........................................................                (1,269)             (7,346)           (5,470)
  Exchange Shares ...................................................                    --                  --                --
  Service Shares ....................................................                    --                  --                --
                                                                               ------------        ------------       -----------
Total distributions from net investment income ......................            (6,564,251)         (6,652,776)       (1,893,286)
                                                                               ------------        ------------       -----------
Net realized gains on investments:
  Institutional Shares ..............................................                    --                  --                --
  N Shares ..........................................................                    --                  --                --
  A Shares ..........................................................                    --                  --                --
  B Shares ..........................................................                    --                  --                --
                                                                               ------------        ------------       -----------
Total distributions from net realized gains .........................                    --                  --                --
                                                                               ------------        ------------       -----------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ..............................................             4,142,104          (8,098,024)       (1,282,947)
  N Shares ..........................................................              (302,172)            214,183         9,603,240
  A Shares ..........................................................               413,863              76,726           (30,202)
  B Shares ..........................................................                82,591             143,242            65,719
  Exchange Shares ...................................................                    --                  --                --
  Service Shares ....................................................                    --                  --                --
                                                                               ------------        ------------       -----------
Increase/(decrease) in net assets from capital share
  transactions ......................................................             4,336,386          (7,663,873)        8,355,810
                                                                               ------------        ------------       -----------
Total increase/(decrease) in net assets .............................             1,680,431          (9,878,580)        9,261,289

NET ASSETS:
Beginning of period .................................................           237,904,153         225,549,040        67,716,693
                                                                               ------------        ------------       -----------
End of period .......................................................          $239,584,584        $215,670,460       $76,977,982
                                                                               ============        ============       ===========





                                                                                              FIXED INCOME FUNDS
                                                                            -----------------------------------------------------
                                                                             INTERMEDIATE                            CONVERTIBLE
                                                                            TAX-EXEMPT BOND     TAX-EXEMPT BOND      SECURITIES
                                                                                  FUND                FUND               FUND
                                                                            ---------------     ---------------      ------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ........................................        $  5,016,942        $  2,708,920        $    441,892
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ...............              76,426             320,786          (1,024,788)
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations .....................................           5,868,752           2,745,505          (2,808,065)
                                                                             ------------        ------------        ------------
Increase/(decrease) in net assets from operations ...................          10,962,120           5,775,211          (3,390,961)
                                                                             ------------        ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2c AND 2d):
Net investment income:
  Institutional Shares ..............................................          (4,853,501)         (2,617,084)           (445,934)
  N Shares ..........................................................            (158,530)            (65,527)             (4,863)
  A Shares ..........................................................              (4,287)            (21,737)             (1,366)
  B Shares ..........................................................                (640)             (4,587)                 --
  Exchange Shares ...................................................                  --                  --                  --
  Service Shares ....................................................                  --                  --                  --
                                                                             ------------        ------------        ------------
Total distributions from net investment income ......................          (5,016,958)         (2,708,935)           (452,163)
                                                                             ------------        ------------        ------------
Net realized gains on investments:
  Institutional Shares ..............................................                  --                  --                  --
  N Shares ..........................................................                  --                  --                  --
  A Shares ..........................................................                  --                  --                  --
  B Shares ..........................................................                  --                  --                  --
                                                                             ------------        ------------        ------------
Total distributions from net realized gains .........................                  --                  --                  --
                                                                             ------------        ------------        ------------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ..............................................           8,993,812          (3,801,665)         (7,990,972)
  N Shares ..........................................................             (27,007)          2,161,635              (6,631)
  A Shares ..........................................................             428,625             336,002             (88,791)
  B Shares ..........................................................             117,585             194,003                  --
  Exchange Shares ...................................................                  --                  --                  --
  Service Shares ....................................................                  --                  --                  --
                                                                             ------------        ------------        ------------
Increase/(decrease) in net assets from capital share
  transactions ......................................................           9,513,015          (1,110,025)         (8,086,394)
                                                                             ------------        ------------        ------------
Total increase/(decrease) in net assets .............................          15,458,177           1,956,251         (11,929,518)

NET ASSETS:
Beginning of period .................................................         226,662,364         107,898,704          31,886,601
                                                                             ------------        ------------        ------------
End of period .......................................................        $242,120,541        $109,854,955        $ 19,957,083
                                                                             ============        ============        ============


                       See Notes to Financial Statements.


84-85

                              HARRIS INSIGHT FUNDS
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


                                                                                                     EQUITY FUNDS
                                                                               --------------------------------------------------

                                                                                                  EQUITY              CORE
                                                                                  EQUITY          INCOME             EQUITY
                                                                                   FUND            FUND               FUND
                                                                               -------------    -----------       -------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ........................................          $    684,448     $   335,133       $     83,805
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ...............            (2,287,695)      2,040,362          3,254,717
Net change in unrealized appreciation/(depreciation) of
  investment transactions, futures contracts, and
  foreign currency translations .....................................           (21,810,777)     (8,078,926)       (24,265,107)
                                                                               ------------     -----------       ------------
Increase/(decrease) in net assets from operations ...................           (23,414,024)     (5,703,431)       (20,926,585)
                                                                               ------------     -----------       ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2c AND 2d):
Net investment income:
  Institutional Shares ..............................................              (727,714)       (328,930)                --
  N Shares ..........................................................               (12,004)        (18,830)                --
  A Shares ..........................................................                  (237)         (1,570)                --
  B Shares ..........................................................                    --            (106)                --
                                                                               ------------     -----------       ------------
Total distributions from net investment income ......................              (739,955)       (349,436)                --
                                                                               ------------     -----------       ------------
Net realized gains on investments:
  Institutional Shares ..............................................                    --        (514,323)        (1,880,069)
  N Shares ..........................................................                    --         (36,652)           (67,646)
  A Shares ..........................................................                    --          (3,089)           (10,284)
  B Shares ..........................................................                    --            (814)              (525)
                                                                               ------------     -----------       ------------
Total distributions from net realized gains .........................                    --        (554,878)        (1,958,524)
                                                                               ------------     -----------       ------------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ..............................................               549,732      (2,254,043)        (7,481,594)
  N Shares ..........................................................            (1,200,324)         94,897           (476,787)
  A Shares ..........................................................               123,997          10,094            126,485
  B Shares ..........................................................                16,500           1,196             25,445
                                                                               ------------     -----------       ------------
Increase/(decrease) in net assets from capital share
  transactions ......................................................              (510,095)     (2,147,856)        (7,806,451)
                                                                               ------------     -----------       ------------

Redemption Fees .....................................................                    --              --                 --
                                                                               ------------     -----------       ------------
Total increase/(decrease) in net assets .............................           (24,664,074)     (8,755,601)       (30,691,560)

NET ASSETS:
Beginning of period .................................................           329,560,258      62,848,458        156,448,165
                                                                               ------------     -----------       ------------
End of period .......................................................          $304,896,184     $54,092,857       $125,756,605
                                                                               ============     ===========       ============





                                                                                                EQUITY FUNDS
                                                                                ----------------------------------------------

                                                                                  SMALL-CAP       SMALL-CAP
                                                                                 OPPORTUNITY        VALUE             INDEX
                                                                                    FUND            FUND              FUND
                                                                                ------------     ------------     ------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ........................................           $ (1,292,612)    $    677,314     $  2,119,600
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ...............             11,071,867       15,550,532       11,670,504
Net change in unrealized appreciation/(depreciation) of
  investment transactions, futures contracts, and
  foreign currency translations .....................................            (15,554,209)      (5,326,403)     (71,620,499)
                                                                                ------------     ------------     ------------
Increase/(decrease) in net assets from operations ...................             (5,774,954)      10,901,443      (57,830,395)
                                                                                ------------     ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2c AND 2d):
Net investment income:
  Institutional Shares ..............................................                     --               --       (1,938,130)
  N Shares ..........................................................                     --               --          (79,491)
  A Shares ..........................................................                     --               --               --
  B Shares ..........................................................                     --               --              (24)
                                                                                ------------     ------------     ------------
Total distributions from net investment income ......................                     --               --       (2,017,645)
                                                                                ------------     ------------     ------------
Net realized gains on investments:
  Institutional Shares ..............................................                     --       (2,270,159)      (5,881,897)
  N Shares ..........................................................                     --          (41,226)        (326,491)
  A Shares ..........................................................                     --           (5,335)              --
  B Shares ..........................................................                     --           (3,825)            (550)
                                                                                ------------     ------------     ------------
Total distributions from net realized gains .........................                     --       (2,320,545)      (6,208,938)
                                                                                ------------     ------------     ------------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ..............................................              5,515,583       30,347,264      (15,080,725)
  N Shares ..........................................................                  1,206        1,554,625       (1,915,940)
  A Shares ..........................................................                324,382          354,414               --
  B Shares ..........................................................                101,423          176,865           11,574
                                                                                ------------     ------------     ------------
Increase/(decrease) in net assets from capital share
  transactions ......................................................              5,942,594       32,433,168      (16,985,091)
                                                                                ------------     ------------     ------------

Redemption Fees .....................................................                 37,393           46,417               --
                                                                                ------------     ------------     ------------
Total increase/(decrease) in net assets .............................                205,033       41,060,483      (83,042,069)

NET ASSETS:
Beginning of period .................................................            419,955,704      252,150,665      457,398,392
                                                                                ------------     ------------     ------------
End of period .......................................................           $420,160,737     $293,211,148     $374,356,323
                                                                                ============     ============     ============






                                                                                                   EQUITY FUNDS
                                                                                   -------------------------------------------
                                                                                    LARGE-CAP     SMALL-CAP
                                                                                   AGGRESSIVE     AGGRESSIVE
                                                                                     GROWTH         GROWTH        TECHNOLOGY
                                                                                      FUND           FUND            FUND
                                                                                   ----------     -----------     -----------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ........................................              $   (6,478)    $  (27,504)    $   (12,171)
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ...............                (481,602)      (457,954)       (856,623)
Net change in unrealized appreciation/(depreciation) of
  investment transactions, futures contracts, and
  foreign currency translations .....................................                 (75,629)      (486,703)       (297,918)
                                                                                   ----------     ----------     -----------
Increase/(decrease) in net assets from operations ...................                (563,709)      (972,161)     (1,166,712)
                                                                                   ----------     ----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2c AND 2d):
Net investment income:
  Institutional Shares ..............................................                      --             --              --
  N Shares ..........................................................                      --             --              --
  A Shares ..........................................................                      --             --              --
  B Shares ..........................................................                      --             --              --
                                                                                   ----------     ----------     -----------
Total distributions from net investment income ......................                      --             --              --
                                                                                   ----------     ----------     -----------
Net realized gains on investments:
  Institutional Shares ..............................................                      --             --              --
  N Shares ..........................................................                      --             --              --
  A Shares ..........................................................                      --             --              --
  B Shares ..........................................................                      --             --              --
                                                                                   ----------     ----------     -----------
Total distributions from net realized gains .........................                      --             --              --
                                                                                   ----------     ----------     -----------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ..............................................                  (1,696)     1,995,911        (389,921)
  N Shares ..........................................................                      --             --              --
  A Shares ..........................................................                      --             --              --
  B Shares ..........................................................                      --          2,200           1,000
                                                                                   ----------     ----------     -----------
Increase/(decrease) in net assets from capital share
  transactions ......................................................                  (1,696)     1,998,111        (388,921)
                                                                                   ----------     ----------     -----------

Redemption Fees .....................................................                      --             --              --
                                                                                   ----------     ----------     -----------
Total increase/(decrease) in net assets .............................                (565,405)     1,025,950      (1,555,633)

NET ASSETS:
Beginning of period .................................................               2,413,057      7,854,534       3,430,262
                                                                                   ----------     ----------     -----------
End of period .......................................................              $1,847,652     $8,880,484     $ 1,874,629
                                                                                   ==========     ==========     ===========





                                                                                                  EQUITY FUNDS
                                                                                ------------------------------------------------
                                                                                                                    EMERGING
                                                                                  BALANCED      INTERNATIONAL       MARKETS
                                                                                    FUND             FUND            FUND
                                                                                ------------     ------------     -----------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ........................................           $   694,503      $  1,419,084     $   345,943
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ...............              (396,751)       (3,127,152)        655,237
Net change in unrealized appreciation/(depreciation) of
  investment transactions, futures contracts, and
  foreign currency translations .....................................            (1,716,685)        4,391,080             665
                                                                                -----------      ------------     -----------
Increase/(decrease) in net assets from operations ...................            (1,418,933)        2,683,012       1,001,845
                                                                                -----------      ------------     -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2c AND 2d):
Net investment income:
  Institutional Shares ..............................................              (642,881)               --              --
  N Shares ..........................................................               (22,831)               --              --
  A Shares ..........................................................                (3,143)               --              --
  B Shares ..........................................................                  (310)               --              --
                                                                                -----------      ------------     -----------
Total distributions from net investment income ......................              (669,165)               --              --
                                                                                -----------      ------------     -----------
Net realized gains on investments:
  Institutional Shares ..............................................                    --                --              --
  N Shares ..........................................................                    --                --              --
  A Shares ..........................................................                    --                --              --
  B Shares ..........................................................                    --                --              --
                                                                                -----------      ------------     -----------
Total distributions from net realized gains .........................                    --                --              --
                                                                                -----------      ------------     -----------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ..............................................             1,632,183       (24,050,470)     42,805,773
  N Shares ..........................................................              (145,954)       (3,957,521)        (45,198)
  A Shares ..........................................................                (7,955)          266,092         171,043
  B Shares ..........................................................                43,742             3,968           7,750
                                                                                -----------      ------------     -----------
Increase/(decrease) in net assets from capital share
  transactions ......................................................             1,522,016       (27,737,931)     42,939,368
                                                                                -----------      ------------     -----------

Redemption Fees .....................................................                    --           667,469          29,542
                                                                                -----------      ------------     -----------
Total increase/(decrease) in net assets .............................              (566,082)      (24,387,450)     43,970,755

NET ASSETS:
Beginning of period .................................................            55,098,908       182,676,763      40,421,445
                                                                                -----------      ------------     -----------
End of period .......................................................           $54,532,826      $158,289,313     $84,392,200
                                                                                ===========      ============     ===========

                       See Notes to Financial Statements.

86-87

                              HARRIS INSIGHT FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 2001


                                                                                               MONEY MARKET FUNDS
                                                                                -------------------------------------------------
                                                                                 GOVERNMENT                          TAX-EXEMPT
                                                                                MONEY MARKET      MONEY MARKET      MONEY MARKET
                                                                                    FUND              FUND              FUND
                                                                                -------------    --------------    --------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ..............................................     $  20,923,667    $  180,406,633    $   26,261,234
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations .....................            95,016           146,934                --
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations ...........................................                --                --                --
                                                                                -------------    --------------    --------------

Increase/(decrease) in net assets from operations .........................        21,018,683       180,553,567        26,261,234
                                                                                -------------    --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2c AND 2d):
Net investment income:
  Institutional Shares ....................................................       (10,119,980)     (125,035,498)      (20,597,742)
  N Shares ................................................................       (10,803,708)      (51,914,768)       (5,663,492)
  A Shares ................................................................                --                --                --
  B Shares ................................................................                --               (49)               --
  Exchange Shares .........................................................                --        (3,456,320)               --
                                                                                -------------    --------------    --------------
Total distributions from net investment income ............................       (20,923,688)     (180,406,635)      (26,261,234)
                                                                                -------------    --------------    --------------
Net realized gains on investments:
  Institutional Shares ....................................................                --                --                --
  N Shares ................................................................                --                --                --
  A Shares ................................................................                --                --                --
  B Shares ................................................................                --                --                --
                                                                                -------------    --------------    --------------
Total distributions from net realized gains ...............................                --                --                --
                                                                                -------------    --------------    --------------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ....................................................       (65,095,238)      171,252,609       (42,716,784)
  N Shares ................................................................       (51,205,100)      248,548,667        (6,988,079)
  A Shares ................................................................                --                --                --
  B Shares ................................................................                --                --                --
  Exchange Shares .........................................................                --       343,607,258                --
                                                                                -------------    --------------    --------------
Increase/(decrease) in net assets from capital share
  transactions ............................................................      (116,300,338)      763,408,534       (49,704,863)
                                                                                -------------    --------------    --------------
Total increase/(decrease) in net assets ...................................      (116,205,343)      763,555,466       (49,704,863)

NET ASSETS:
Beginning of period .......................................................       648,431,341     3,360,020,829     1,068,399,833
                                                                                -------------    --------------    --------------
End of period .............................................................     $ 532,225,998    $4,123,576,295    $1,018,694,970
                                                                                =============    ==============    ==============





                                                                                        FIXED INCOME FUNDS
                                                                        -------------------------------------------------
                                                                             SHORT/                        INTERMEDIATE
                                                                        INTERMEDIATE BOND      BOND      GOVERNMENT BOND
                                                                              FUND             FUND            FUND
                                                                        -----------------  ------------   --------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) .........................................    $ 13,605,183     $ 13,628,435    $ 4,134,920
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ................       3,661,781        3,674,400      1,689,708
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations ......................................         622,344          443,203       (693,707)
                                                                          ------------     ------------    -----------

Increase/(decrease) in net assets from operations ....................      17,889,308       17,746,038      5,130,921
                                                                          ------------     ------------    -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2c AND 2d):
Net investment income:
  Institutional Shares ...............................................     (13,292,857)     (13,395,411)    (3,822,115)
  N Shares ...........................................................        (260,582)        (295,116)      (332,322)
  A Shares ...........................................................         (33,081)          (6,462)       (15,708)
  B Shares ...........................................................            (104)          (1,851)        (3,450)
  Exchange Shares ....................................................              --               --             --
                                                                          ------------     ------------    -----------
Total distributions from net investment income .......................     (13,586,624)     (13,698,840)    (4,173,595)
                                                                          ------------     ------------    -----------

Net realized gains on investments:
  Institutional Shares ...............................................              --               --             --
  N Shares ...........................................................              --               --             --
  A Shares ...........................................................              --               --             --
  B Shares ...........................................................              --               --             --
                                                                          ------------     ------------    -----------
Total distributions from net realized gains ..........................              --               --             --
                                                                          ------------     ------------    -----------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ...............................................      (1,498,200)       4,061,153     (2,460,443)
  N Shares ...........................................................       2,509,057        2,128,858        (39,411)
  A Shares ...........................................................         777,717          203,949        504,964
  B Shares ...........................................................          26,575          209,259        206,026
  Exchange Shares ....................................................              --               --             --
                                                                          ------------     ------------    -----------
Increase/(decrease) in net assets from capital share
  transactions .......................................................       1,815,149        6,603,219     (1,788,864)
                                                                          ------------     ------------    -----------
Total increase/(decrease) in net assets ..............................       6,117,833       10,650,417       (831,538)

NET ASSETS:
Beginning of period ..................................................     231,786,320      214,898,623     68,548,231
                                                                          ------------     ------------    -----------
End of period ........................................................    $237,904,153     $225,549,040    $67,716,693
                                                                          ============     ============    ===========






                                                                                       FIXED INCOME FUNDS
                                                                         ----------------------------------------------
                                                                          INTERMEDIATE                      CONVERTIBLE
                                                                         TAX-EXEMPT BOND  TAX-EXEMPT BOND   SECURITIES
                                                                              FUND             FUND            FUND
                                                                         ---------------  ---------------  ------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) .........................................    $  9,504,228     $  5,499,126    $  1,306,130
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ................       1,391,302        1,909,023      (3,844,603)
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations ......................................         165,837         (965,580)     (4,182,244)
                                                                          ------------     ------------    ------------
Increase/(decrease) in net assets from operations ....................      11,061,367        6,442,569      (6,720,717)
                                                                          ------------     ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2c AND 2d):
Net investment income:
  Institutional Shares ...............................................      (9,380,541)      (5,426,401)     (1,297,061)
  N Shares ...........................................................        (121,060)         (56,687)        (10,506)
  A Shares ...........................................................          (2,607)         (14,270)         (2,628)
  B Shares ...........................................................             (10)          (1,768)             --
  Exchange Shares ....................................................              --               --              --
                                                                          ------------     ------------    ------------
Total distributions from net investment income .......................      (9,504,218)      (5,499,126)     (1,310,195)
                                                                          ------------     ------------    ------------
Net realized gains on investments:
  Institutional Shares ...............................................              --               --        (568,066)
  N Shares ...........................................................              --               --          (5,471)
  A Shares ...........................................................              --               --            (295)
  B Shares ...........................................................              --               --              --
                                                                          ------------     ------------    ------------
Total distributions from net realized gains ..........................              --               --        (573,832)
                                                                          ------------     ------------    ------------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ...............................................      20,345,103       (5,821,347)     (5,600,900)
  N Shares ...........................................................       6,986,398          398,429         119,934
  A Shares ...........................................................         132,205          805,340         137,384
  B Shares ...........................................................           2,522          134,414              --
  Exchange Shares ....................................................              --               --              --
                                                                          ------------     ------------    ------------
Increase/(decrease) in net assets from capital share
  transactions .......................................................      27,466,228       (4,483,164)     (5,343,582)
                                                                          ------------     ------------    ------------
Total increase/(decrease) in net assets ..............................      29,023,377       (3,539,721)    (13,948,326)

NET ASSETS:
Beginning of period ..................................................     197,638,987      111,438,425      45,834,927
                                                                          ------------     ------------    ------------
End of period ........................................................    $226,662,364     $107,898,704    $ 31,886,601
                                                                          ============     ============    ============


                       See Notes to Financial Statements.


88-89

                              HARRIS INSIGHT FUNDS
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                      FOR THE YEAR ENDED DECEMBER 31, 2001


                                                                                                EQUITY FUNDS
                                                                                -------------------------------------------

                                                                                                   EQUITY          CORE
                                                                                   EQUITY          INCOME         EQUITY
                                                                                    FUND            FUND           FUND
                                                                                ------------    -----------    ------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ...........................................        $  1,754,654    $   713,456    $    207,676
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ..................          (2,673,438)       993,774       2,121,731
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations ........................................         (10,810,723)   (11,396,428)    (24,110,616)
                                                                                ------------    -----------    ------------
Increase/(decrease) in net assets from operations ......................         (11,729,507)    (9,689,198)    (21,781,209)
                                                                                ------------    -----------    ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2c AND 2d):
Net investment income:
  Institutional Shares .................................................          (1,744,898)      (672,280)       (173,987)
  N Shares .............................................................             (13,477)       (37,657)             --
  A Shares .............................................................                (150)        (3,460)             --
  B Shares .............................................................                  --           (196)             --
  Exchange Shares ......................................................                  --             --              --
                                                                                ------------    -----------    ------------
Total distributions from net investment income .........................          (1,758,525)      (713,593)       (173,987)
                                                                                ------------    -----------    ------------
Net realized gains on investments:
  Institutional Shares .................................................         (19,284,845)            --      (5,822,443)
  N Shares .............................................................            (976,319)            --        (255,222)
  A Shares .............................................................              (8,092)            --         (27,165)
  B Shares .............................................................                  --             --            (231)
                                                                                ------------    -----------    ------------
Total distributions from net realized gains ............................         (20,269,256)            --      (6,105,061)
                                                                                ------------    -----------    ------------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares .................................................            (587,455)     3,379,438      10,804,907
  N Shares .............................................................           1,575,518       (625,556)        294,128
  A Shares .............................................................              11,573       (153,623)         14,718
  B Shares .............................................................              20,421         93,296          13,902
  Exchange Shares ......................................................                  --             --              --
                                                                                ------------    -----------    ------------
Increase/(decrease) in net assets from capital share
  transactions .........................................................           1,020,057      2,693,555      11,127,655
                                                                                ------------    -----------    ------------
Total increase/(decrease) in net assets ................................         (32,737,231)    (7,709,236)    (16,932,602)

NET ASSETS:
Beginning of period ....................................................         362,297,489     70,557,694     173,380,767
                                                                                ------------    -----------    ------------
End of period ..........................................................        $329,560,258    $62,848,458    $156,448,165
                                                                                ============    ===========    ============





                                                                                                   EQUITY FUNDS
                                                                           -------------------------------------------------------
                                                                                                                        LARGE-CAP
                                                                            SMALL-CAP      SMALL-CAP                    AGGRESSIVE
                                                                           OPPORTUNITY       VALUE           INDEX        GROWTH
                                                                               FUND          FUND            FUND          FUND
                                                                           ------------   ------------   ------------   ----------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ...........................................   $ (2,932,630)  $    744,578   $  4,579,428   $   (3,493)
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ..................    (12,213,377)    13,087,796     17,744,877     (609,000)
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations ........................................    (31,630,723)    (5,044,531)   (91,578,587)    (185,626)
                                                                           ------------   ------------   ------------   ----------
Increase/(decrease) in net assets from operations ......................    (46,776,730)     8,787,843    (69,254,282)    (798,119)
                                                                           ------------   ------------   ------------   ----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2c AND 2d):
Net investment income:
  Institutional Shares .................................................             --       (731,640)    (4,435,150)          --
  N Shares .............................................................             --         (3,568)      (161,483)          --
  A Shares .............................................................             --           (429)            --           --
  B Shares .............................................................             --             --            (24)          --
  Exchange Shares ......................................................             --             --             --           --
                                                                           ------------   ------------   ------------   ----------
Total distributions from net investment income .........................             --       (735,637)    (4,596,657)          --
                                                                           ------------   ------------   ------------   ----------
Net realized gains on investments:
  Institutional Shares .................................................     (6,380,992)   (14,354,729)   (13,169,538)          --
  N Shares .............................................................       (137,936)      (224,176)      (728,096)          --
  A Shares .............................................................         (1,030)       (19,571)            --           --
  B Shares .............................................................            (15)       (14,069)          (663)          --
                                                                           ------------   ------------   ------------   ----------
Total distributions from net realized gains ............................     (6,519,973)   (14,612,545)   (13,898,297)          --
                                                                           ------------   ------------   ------------   ----------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares .................................................     (1,469,845)   104,738,330    (15,496,520)   3,182,466
  N Shares .............................................................        217,518      2,259,237      3,283,936           --
  A Shares .............................................................        204,814        296,642             --           --
  B Shares .............................................................         39,691        317,544         25,316        4,379
  Exchange Shares ......................................................             --             --             --           --
                                                                           ------------   ------------   ------------   ----------
Increase/(decrease) in net assets from capital share
  transactions .........................................................     (1,007,822)   107,611,753    (12,187,268)   3,186,845
                                                                           ------------   ------------   ------------   ----------
Total increase/(decrease) in net assets ................................    (54,304,525)   101,051,414    (99,936,504)   2,388,726

NET ASSETS:
Beginning of period ....................................................    474,260,229    151,099,251    557,334,896       24,331
                                                                           ------------   ------------   ------------   ----------
End of period ..........................................................   $419,955,704   $252,150,665   $457,398,392   $2,413,057
                                                                           ============   ============   ============   ==========





                                                                                         EQUITY FUNDS
                                                                           -----------------------------------------
                                                                            SMALL-CAP
                                                                            AGGRESSIVE
                                                                             GROWTH       TECHNOLOGY      BALANCED
                                                                             FUND(1)          FUND          FUND
                                                                            ----------    -----------    -----------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ...........................................    $   (6,266)   $   (19,073)   $ 1,556,697
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ..................      (358,932)    (1,371,948)      (915,054)
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations ........................................        81,565       (675,881)       (73,453)
                                                                            ----------    -----------    -----------
Increase/(decrease) in net assets from operations ......................      (283,633)    (2,066,902)       568,190
                                                                            ----------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2c AND 2d):
Net investment income:
  Institutional Shares .................................................            --            (67)    (1,507,957)
  N Shares .............................................................            --             --        (53,009)
  A Shares .............................................................            --             --         (5,700)
  B Shares .............................................................            --             --             --
  Exchange Shares ......................................................            --             --             --
                                                                            ----------    -----------    -----------
Total distributions from net investment income .........................            --            (67)    (1,566,666)
                                                                            ----------    -----------    -----------
Net realized gains on investments:
  Institutional Shares .................................................            --             --       (173,879)
  N Shares .............................................................            --             --         (6,337)
  A Shares .............................................................            --             --           (561)
  B Shares .............................................................            --             --             --
                                                                            ----------    -----------    -----------
Total distributions from net realized gains ............................            --             --       (180,777)
                                                                            ----------    -----------    -----------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares .................................................     8,137,149      3,458,659     (2,508,950)
  N Shares .............................................................            --             --        223,741
  A Shares .............................................................            --             --        161,943
  B Shares .............................................................         1,018            508             --
  Exchange Shares ......................................................            --             --             --
                                                                            ----------    -----------    -----------
Increase/(decrease) in net assets from capital share
  transactions .........................................................     8,138,167      3,459,167     (2,123,266)
                                                                            ----------    -----------    -----------
Total increase/(decrease) in net assets ................................     7,854,534      1,392,198     (3,302,519)

NET ASSETS:
Beginning of period ....................................................            --      2,038,064     58,401,427
                                                                            ----------    -----------    -----------
End of period ..........................................................    $7,854,534    $ 3,430,262    $55,098,908
                                                                            ==========    ===========    ===========





                                                                                    EQUITY FUNDS
                                                                             ----------------------------

                                                                                               EMERGING
                                                                             INTERNATIONAL     MARKETS
                                                                                  FUND           FUND
                                                                             -------------    -----------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ...........................................      $  1,685,946    $   261,572
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ..................       (24,989,433)    (2,167,742)
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations ........................................       (21,938,997)     2,073,982
                                                                              ------------    -----------
Increase/(decrease) in net assets from operations ......................       (45,242,484)       167,812
                                                                              ------------    -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2c AND 2d):
Net investment income:
  Institutional Shares .................................................          (821,521)      (202,929)
  N Shares .............................................................           (11,760)          (373)
  A Shares .............................................................                (2)           (17)
  B Shares .............................................................                --             --
  Exchange Shares ......................................................                --             --
                                                                              ------------    -----------
Total distributions from net investment income .........................          (833,283)      (203,319)
                                                                              ------------    -----------
Net realized gains on investments:
  Institutional Shares .................................................                --             --
  N Shares .............................................................                --             --
  A Shares .............................................................                --             --
  B Shares .............................................................                --             --
                                                                              ------------    -----------
Total distributions from net realized gains ............................                --             --
                                                                              ------------    -----------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares .................................................       (29,808,321)     8,026,156
  N Shares .............................................................         1,389,243       (185,345)
  A Shares .............................................................             1,613         (2,042)
  B Shares .............................................................             1,100             --
  Exchange Shares ......................................................                --             --
                                                                              ------------    -----------
Increase/(decrease) in net assets from capital share
  transactions .........................................................       (28,416,365)     7,838,769
                                                                              ------------    -----------
Total increase/(decrease) in net assets ................................       (74,492,132)     7,803,262

NET ASSETS:
Beginning of period ....................................................       257,168,895     32,618,183
                                                                              ------------    -----------
End of period ..........................................................      $182,676,763    $40,421,445
                                                                              ============    ===========


   (1) For the period 01/09/01 (commencement of operations) to 12/31/01.

                       See Notes to Financial Statements.

90-91

                              HARRIS INSIGHT FUNDS
                 STATEMENTS OF CHANGES -- CAPITAL STOCK ACTIVITY


     Since the Money Market Funds have sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions.


                                                                   MONEY MARKET FUNDS
                                         ----------------------------------------------------------------------
                                          GOVERNMENT MONEY MARKET FUND                MONEY MARKET FUND
                                         -------------------------------    -----------------------------------
                                          SIX MONTHS          YEAR             SIX MONTHS           YEAR
                                             ENDED            ENDED               ENDED             ENDED
                                           06/30/02         12/31/01            06/30/02          12/31/01
                                         -------------   ---------------    ---------------    ----------------
                                          (UNAUDITED)                         (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold ..............................      $ 444,769,651   $   783,440,213    $ 8,002,619,282    $ 21,598,594,593
Issued as reinvestment of dividends             61,552           911,236          5,777,072          16,818,684
Redeemed ..........................       (444,367,216)     (849,446,687)    (6,458,179,627)    (21,444,160,668)
                                         -------------   ---------------    ---------------    ----------------
Net increase/(decrease) ...........      $     463,987   $   (65,095,238)   $ 1,550,216,727    $    171,252,609
                                         =============   ===============    ===============    ================
N SHARES:
Sold ..............................      $ 805,157,254   $ 1,433,592,109    $ 1,885,125,328    $  4,308,137,568
Issued as reinvestment of dividends          1,661,965         9,952,316         10,764,716          52,308,711
Redeemed ..........................       (759,876,038)   (1,494,749,525)    (2,018,694,791)     (4,111,897,612)
                                         -------------   ---------------    ---------------    ----------------
Net increase/(decrease) ...........      $  46,943,181   $   (51,205,100)   $  (122,804,747)   $    248,548,667
                                         =============   ===============    ===============    ================
B SHARES:
Sold ..............................                                         $            --    $         28,775
Issued as reinvestment of dividends                                                      --                  --
Redeemed ..........................                                                      --             (28,775)
                                                                            ---------------    ----------------
Net increase/(decrease) ...........                                         $            --    $              0
                                                                            ===============    ================
EXCHANGE SHARES:
Sold ..............................                                         $ 1,247,345,144    $  1,570,806,442
Issued as reinvestment of dividends                                               3,553,006           2,578,662
Redeemed ..........................                                            (920,940,944)     (1,229,777,846)
                                                                            ---------------    ----------------
Net increase/(decrease) ...........                                         $   329,957,206    $    343,607,258
                                                                            ===============    ================
SERVICE SHARES:
Sold ..............................      $  28,106,299   $            --    $   339,217,736    $             --
Issued as reinvestment of dividends             13,592                --            236,867                  --
Redeemed ..........................         (5,426,707)               --         (8,230,270)                 --
                                         -------------   ---------------    ---------------    ----------------
Net increase/(decrease) ...........      $  22,693,184   $            --    $   331,224,333    $             --
                                         =============   ===============    ===============    ================





                                                MONEY MARKET FUNDS
                                         -------------------------------
                                          TAX-EXEMPT MONEY MARKET FUND
                                         -------------------------------
                                          SIX MONTHS          YEAR
                                             ENDED            ENDED
                                           06/30/02         12/31/01
                                         -------------   ---------------
                                          (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold ..............................      $ 534,415,871   $ 1,410,529,801
Issued as reinvestment of dividends            195,605         1,181,461
Redeemed ..........................       (609,843,771)   (1,454,428,046)
                                         -------------   ---------------
Net increase/(decrease) ...........      $ (75,232,295)  $   (42,716,784)
                                         =============   ===============
N SHARES:
Sold ..............................      $ 257,458,914   $   534,111,118
Issued as reinvestment of dividends            992,067         4,954,579
Redeemed ..........................       (269,754,976)     (546,053,776)
                                         -------------   ---------------
Net increase/(decrease) ...........      $ (11,303,995)  $    (6,988,079)
                                         =============   ===============
B SHARES:
Sold ..............................
Issued as reinvestment of dividends
Redeemed ..........................

Net increase/(decrease) ...........

EXCHANGE SHARES:
Sold ..............................
Issued as reinvestment of dividends
Redeemed ..........................

Net increase/(decrease) ...........

SERVICE SHARES:
Sold ..............................      $  34,846,642   $            --
Issued as reinvestment of dividends             15,217                --
Redeemed ..........................         (4,619,844)               --
                                         -------------   ---------------
Net increase/(decrease) ...........      $  30,242,015   $            --
                                         =============   ===============


                       See Notes to Financial Statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                              HARRIS INSIGHT FUNDS
           STATEMENTS OF CHANGES -- CAPITAL STOCK ACTIVITY (CONTINUED)


                                                                           FIXED INCOME FUNDS
                                     ---------------------------------------------------------------------------------------------
                                                SHORT/                                                       INTERMEDIATE
                                           INTERMEDIATE BOND                      BOND                      GOVERNMENT BOND
                                                 FUND                             FUND                            FUND
                                     -----------------------------    ----------------------------    ----------------------------
                                      SIX MONTHS         YEAR          SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                         ENDED           ENDED            ENDED           ENDED           ENDED           ENDED
                                       06/30/02        12/31/01         06/30/02        12/31/01        06/30/02        12/31/01
                                     ------------    -------------    ------------    ------------    ------------    ------------
                                     (UNAUDITED)                      (UNAUDITED)                      (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold ..............................  $ 24,909,883    $ 122,844,270    $ 16,973,289    $ 61,852,475    $ 16,109,036    $ 25,958,882
Issued as reinvestment of dividends       899,640        1,997,571       1,896,260       3,891,595       1,463,517       3,603,269
Redeemed ..........................   (21,667,419)    (126,340,041)    (26,967,573)    (61,682,917)    (18,855,500)    (32,022,594)
                                     ------------    -------------    ------------    ------------    ------------    ------------
Net increase/(decrease) ...........  $  4,142,104    $  (1,498,200)   $ (8,098,024)   $  4,061,153    $ (1,282,947)   $ (2,460,443)
                                     ============    =============    ============    ============    ============    ============
N SHARES:
Sold ..............................  $  3,306,281    $   3,765,094    $  4,464,610    $  3,943,521    $ 10,555,493    $  3,061,793
Issued as reinvestment of dividends       100,904          166,631         184,084         243,621         265,470         318,942
Redeemed ..........................    (3,709,357)      (1,422,668)     (4,434,511)     (2,058,284)     (1,217,723)     (3,420,146)
                                     ------------    -------------    ------------    ------------    ------------    ------------
Net increase/(decrease) ...........  $   (302,172)   $   2,509,057    $    214,183    $  2,128,858    $  9,603,240    $    (39,411)
                                     ============    =============    ============    ============    ============    ============
A SHARES:
Sold ..............................  $  1,251,509    $   1,268,391    $    767,105    $    235,541    $     90,949    $    512,110
Issued as reinvestment of dividends        25,330           31,639          10,268           6,257          10,057          10,822
Redeemed ..........................      (862,976)        (522,313)       (700,647)        (37,849)       (131,208)        (17,968)
                                     ------------    -------------    ------------    ------------    ------------    ------------
Net increase/(decrease) ...........  $    413,863    $     777,717    $     76,726    $    203,949    $    (30,202)   $    504,964
                                     ============    =============    ============    ============    ============    ============
B SHARES:
Sold ..............................  $     81,374    $      26,471    $    140,877    $    207,704    $     61,533    $    213,267
Issued as reinvestment of dividends         1,217              104           6,972           1,555           4,186           3,351
Redeemed ..........................            --               --          (4,607)             --              --         (10,592)
                                     ------------    -------------    ------------    ------------    ------------    ------------
Net increase/(decrease) ...........  $     82,591    $      26,575    $   143,242     $    209,259    $     65,719    $    206,026
                                     ============    =============    ============    ============    ============    ============

===================================================================================================================================

SHARES
------
INSTITUTIONAL SHARES:
Sold ..............................     2,425,785       11,939,843       1,664,542       6,038,711         955,406       1,537,033
Issued as reinvestment of dividends        87,868          193,187         186,038         378,432          86,830         214,092
Redeemed ..........................    (2,109,849)     (12,281,335)     (2,645,291)     (6,018,858)     (1,118,742)     (1,901,377)
                                     ------------    -------------    ------------    ------------    ------------    ------------
Net increase/(decrease) ...........       403,804         (148,305)       (794,711)        398,285         (76,506)       (150,252)
                                     ============    =============    ============    ============    ============    ============
N SHARES:
Sold ..............................       321,686          364,474         435,970         383,004         625,269         181,225
Issued as reinvestment of dividends         9,854           16,092          18,064          23,672          15,768          18,931
Redeemed ..........................      (360,619)        (137,667)       (436,479)       (199,292)        (72,605)       (202,275)
                                     ------------    -------------    ------------    ------------    ------------    ------------
Net increase/(decrease) ...........       (29,079)         242,899          17,555         207,384         568,432          (2,119)
                                     ============    =============    ============    ============    ============    ============
A SHARES:
Sold ..............................       121,808          122,893          74,700          22,938           5,406          30,316
Issued as reinvestment of dividends         2,474            3,050           1,011             605             597             638
Redeemed ..........................       (83,877)         (50,485)        (69,188)         (3,714)         (7,832)         (1,059)
                                     ------------    -------------    ------------    ------------    ------------    ------------
Net increase/(decrease) ...........        40,405           75,458           6,523          19,829          (1,829)         29,895
                                     ============    =============    ============    ============    ============    ============
B SHARES:
Sold ..............................         7,960            2,550          13,756          19,861           3,648          12,647
Issued as reinvestment of dividends           119               10             684             150             248             197
Redeemed ..........................            --               --            (449)             --              --            (623)
                                     ------------    -------------    ------------    ------------    ------------    ------------
Net increase/(decrease) ...........         8,079            2,560          13,991          20,011           3,896          12,221
                                     ============    =============    ============    ============    ============    ============




                                                                          FIXED INCOME FUNDS
                                     --------------------------------------------------------------------------------------------
                                              INTERMEDIATE                                                   CONVERTIBLE
                                            TAX-EXEMPT BOND                 TAX-EXEMPT BOND                  SECURITIES
                                                  FUND                           FUND                            FUND
                                     -----------------------------    ---------------------------    ----------------------------
                                      SIX MONTHS        YEAR         SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                         ENDED          ENDED           ENDED           ENDED           ENDED           ENDED
                                       06/30/02       12/31/01        06/30/02        12/31/01        06/30/02        12/31/01
                                     ------------    ------------    -----------    ------------    ------------    ------------
                                      (UNAUDITED)                     (UNAUDITED)                   (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold ..............................  $ 26,282,763    $ 48,862,859    $ 5,671,728    $ 15,215,689    $  2,051,659    $  4,933,779
Issued as reinvestment of dividends       281,006          99,065         51,792          71,208         441,727       1,854,943
Redeemed ..........................   (17,569,957)    (28,616,821)    (9,525,185)    (21,108,244)    (10,484,358)    (12,389,622)
                                     ------------    ------------    -----------    ------------    ------------    ------------
Net increase/(decrease) ...........  $  8,993,812    $ 20,345,103    $(3,801,665)   $ (5,821,347)   $ (7,990,972)   $ (5,600,900)
                                     ============    ============    ===========    ============    ============    ============
N SHARES:
Sold ..............................  $  2,963,445    $  9,553,166    $ 7,485,592    $    758,178    $     56,931    $    135,107
Issued as reinvestment of dividends       122,360          75,809         41,751          29,930           4,526          14,858
Redeemed ..........................    (3,112,812)     (2,642,577)    (5,365,708)       (389,679)        (68,088)        (30,031)
                                     ------------    ------------    -----------    ------------    ------------    ------------
Net increase/(decrease) ...........  $    (27,007)   $  6,986,398    $ 2,161,635    $    398,429    $     (6,631)   $    119,934
                                     ============    ============    ===========    ============    ============    ============
A SHARES:
Sold ..............................  $    460,729    $    136,260    $   372,685    $    926,722    $      6,207    $    159,842
Issued as reinvestment of dividends         3,288           2,333         19,185          12,938             715           2,741
Redeemed ..........................       (35,392)         (6,388)       (55,868)       (134,320)        (95,713)        (25,199)
                                     ------------    ------------    -----------    ------------    ------------    ------------
Net increase/(decrease) ...........  $    428,625    $    132,205    $   336,002    $    805,340    $    (88,791)   $    137,384
                                     ============    ============    ===========    ============    ============    ============
B SHARES:
Sold ..............................  $    120,011    $      2,511    $   190,225    $    132,665
Issued as reinvestment of dividends           104              11          3,778           1,749
Redeemed ..........................        (2,530)             --             --              --
                                     ------------    ------------    -----------    ------------
Net increase/(decrease) ...........  $    117,585    $      2,522    $   194,003    $    134,414
                                     ============    ============    ===========    ============

================================================================================================================================

SHARES
------
INSTITUTIONAL SHARES:
Sold ..............................     2,374,552       4,447,454        531,791       1,441,666         110,180         237,084
Issued as reinvestment of dividends        25,355           9,023          4,833           6,720          24,659          92,046
Redeemed ..........................    (1,594,384)     (2,599,800)      (891,769)     (2,001,759)       (576,813)       (591,748)
                                     ------------    ------------    -----------    ------------     -----------    ------------
Net increase/(decrease) ...........       805,523       1,856,677      (355,145)        (553,373)       (441,974)       (262,618)
                                     ============    ============    ===========    ============     ===========    ============
N SHARES:
Sold ..............................       268,234         863,685        700,321          71,697           3,020           6,079
Issued as reinvestment of dividends        11,045           6,865          3,891           2,825             254             738
Redeemed ..........................      (280,324)       (237,659)      (500,081)        (37,063)         (3,635)         (1,446)
                                     ------------    ------------    -----------    ------------     -----------    ------------
Net increase/(decrease) ...........        (1,045)        632,891        204,131          37,459            (361)          5,371
                                     ============    ============    ===========    ============     ===========    ============
A SHARES:
Sold ..............................        41,593          12,401         34,981          87,227             345           7,766
Issued as reinvestment of dividends           296             211          1,790           1,216              40             148
Redeemed ..........................        (3,209)           (580)        (5,238)        (12,941)         (5,441)         (1,136)
                                     ------------    ------------    -----------    ------------     -----------    ------------
Net increase/(decrease) ...........        38,680          12,032         31,533          75,502          (5,056)          6,778
                                     ============    ============    ===========    ============     ===========    ============
B SHARES:
Sold ..............................        10,837             226         17,653         12,506
Issued as reinvestment of dividends             9               1            353            164
Redeemed ..........................          (227)             --             --             --
                                     ------------    ------------    -----------    ------------
Net increase/(decrease) ...........        10,619             227         18,006          12,670
                                     ============    ============    ===========    ============

                       See Notes to Financial Statements.

94-95

                              HARRIS INSIGHT FUNDS
           STATEMENTS OF CHANGES -- CAPITAL STOCK ACTIVITY (CONTINUED)


                                                                               EQUITY FUNDS
                                      -------------------------------------------------------------------------------------------

                                                                                 EQUITY                          CORE
                                                 EQUITY                          INCOME                         EQUITY
                                                  FUND                            FUND                           FUND
                                      -----------------------------    ---------------------------    ---------------------------
                                       SIX MONTHS          YEAR        SIX MONTHS         YEAR        SIX MONTHS         YEAR
                                          ENDED            ENDED          ENDED           ENDED          ENDED           ENDED
                                        06/30/02         12/31/01       06/30/02        12/31/01       06/30/02        12/31/01
                                      ------------    -------------    -----------    ------------    -----------    ------------
                                       (UNAUDITED)                     (UNAUDITED)                    (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold ...............................  $ 40,555,503    $ 109,377,667    $ 9,766,695    $ 17,943,744    $ 8,165,693    $ 37,303,212
Issued as reinvestment of dividends        335,877       11,027,254        338,467         195,889        856,146       2,780,481
Redeemed ...........................   (40,341,648)    (120,992,376)   (12,359,205)    (14,760,195)   (16,503,433)    (29,278,786)
                                      ------------    -------------    -----------    ------------    -----------    ------------
Net increase/(decrease) ............  $    549,732    $    (587,455)   $(2,254,043)   $  3,379,438    $(7,481,594)   $ 10,804,907
                                      ============    =============    ===========    ============    ===========    ============
N SHARES:
Sold ...............................  $  9,551,205    $  21,672,101    $   377,680    $    670,167    $   346,951    $  3,403,336
Issued as reinvestment of dividends         10,225          857,431         52,521          35,556         60,452         223,690
Redeemed ...........................   (10,761,754)     (20,954,014)      (335,304)     (1,331,279)      (884,190)     (3,332,898)
                                      ------------    -------------    -----------    ------------    -----------    ------------
Net increase/(decrease) ............  $ (1,200,324)   $   1,575,518    $    94,897    $   (625,556)   $  (476,787)   $    294,128
                                      ============    =============    ===========    ============    ===========    ============
A SHARES:
Sold ...............................  $    147,475    $      61,881    $    19,797    $     65,887    $   133,143    $     68,021
Issued as reinvestment of dividends            237            8,237          2,979           2,339         10,284          27,166
Redeemed ...........................       (23,715)         (58,545)       (12,682)       (221,849)       (16,942)        (80,469)
                                      ------------    -------------    -----------    ------------    -----------    ------------
Net increase/(decrease) ............  $    123,997    $      11,573    $    10,094    $   (153,623)   $   126,485    $     14,718
                                      ============    =============    ===========    ============    ===========    ============
B SHARES:
Sold ...............................  $     16,500    $      20,421    $     1,000    $     93,247    $    24,920    $     13,671
Issued as reinvestment of dividends             --               --            196              49            525             231
Redeemed ...........................            --               --             --              --             --              --
                                      ------------    -------------    -----------    ------------    -----------    ------------
Net increase/(decrease) ............  $     16,500    $      20,421    $     1,196    $     93,296    $    25,445    $     13,902
                                      ============    =============    ===========    ============    ===========    ============

====================================================================================================================================

SHARES
------
INSTITUTIONAL SHARES:
Sold ...............................     3,531,269        9,139,288        597,816       1,030,684        405,254       1,693,126
Issued as reinvestment of dividends         30,004          945,339         22,710          11,984         48,125         123,793
Redeemed                                (3,557,768)     (10,262,443)      (774,755)       (863,644)      (824,695)     (1,345,800)
                                      ------------    -------------    -----------    ------------    -----------    ------------
Net increase/(decrease) ............         3,505         (177,816)      (154,229)        179,024       (371,316)        471,119
                                      ============    =============    ===========    ============    ===========    ============
N SHARES:
Sold ...............................       833,570        1,803,083         23,612          37,910         17,454         159,857
Issued as reinvestment of dividends            878           73,215          3,520           2,173          3,439          10,058
Redeemed                                  (935,031)      (1,738,637)       (20,997)        (77,367)       (45,079)       (155,682)
                                      ------------    -------------    -----------    ------------    -----------    ------------
Net increase/(decrease) ............      (100,583)         137,661          6,135         (37,284)       (24,186)         14,233
                                      ============    =============    ===========    ============    ===========    ============
A SHARES:
Sold ...............................        12,601            5,214          1,220           3,831          6,591           2,928
Issued as reinvestment of dividends             20              703            200             140            585           1,222
Redeemed ...........................        (2,063)          (4,682)          (778)        (12,367)          (852)         (3,654)
                                      ------------    -------------    -----------    ------------    -----------    ------------
Net increase/(decrease) ............        10,558            1,235            642          (8,396)         6,324             496
                                      ============    =============    ===========    ============    ===========    ============
B SHARES:
Sold ...............................         1,427            1,788             60           5,293          1,263             619
Issued as reinvestment of dividends             --               --             13               3             30              10
Redeemed ...........................            --               --             --              --             --              --
                                      ------------    -------------    -----------    ------------    -----------    ------------
Net increase/(decrease) ............         1,427            1,788             73           5,296          1,293             629
                                      ============    =============    ===========    ============    ===========    ============




                                                                               EQUITY FUNDS
                                       ---------------------------------------------------------------------------------------------

                                                SMALL-CAP                        SMALL-CAP
                                               OPPORTUNITY                         VALUE                            INDEX
                                                   FUND                             FUND                            FUND
                                       ----------------------------    ---------------------------    ----------------------------
                                        SIX MONTHS        YEAR          SIX MONTHS        YEAR         SIX MONTHS        YEAR
                                           ENDED          ENDED            ENDED          ENDED           ENDED          ENDED
                                         06/30/02       12/31/01         06/30/02       12/31/01        06/30/02       12/31/01
                                       ------------   -------------    ------------   ------------    ------------   -------------
                                       (UNAUDITED)                     (UNAUDITED)                    (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold ...............................   $ 57,626,686   $ 142,742,834    $ 63,872,779   $142,289,900    $ 51,423,442   $ 115,443,069
Issued as reinvestment of dividends              --       4,160,474       1,789,096     12,325,211       3,986,977       9,249,174
Redeemed ...........................    (52,111,103)   (148,373,153)    (35,314,611)   (49,876,781)    (70,491,144)   (140,188,763)
                                       ------------   -------------    ------------   ------------    ------------   -------------
Net increase/(decrease) ............   $  5,515,583   $ (1,469,845)    $ 30,347,264   $104,738,330    $(15,080,725)  $ (15,496,520)
                                       ============   =============    ============   ============    ============   =============
N SHARES:
Sold ...............................   $  2,534,581   $ 163,384,569    $  4,980,117   $ 34,442,486    $  1,842,418   $  16,614,119
Issued as reinvestment of dividends              --         119,663          38,785        214,901         358,268         731,449
Redeemed ...........................     (2,533,375)   (163,286,714)     (3,464,277)   (32,398,150)     (4,116,626)    (14,061,632)
                                       ------------   -------------    ------------   ------------    ------------   -------------
Net increase/(decrease) ............   $      1,206   $     217,518    $  1,554,625   $  2,259,237    $ (1,915,940)  $   3,283,936
                                       ============   =============    ============   ============    ============   =============
A SHARES:
Sold ...............................   $    336,068   $     207,665    $    366,915   $    355,916
Issued as reinvestment of dividends              --           1,030           5,217         19,182
Redeemed ...........................        (11,686)         (3,881)        (17,718)       (78,456)
                                       ------------   -------------    ------------   ------------
Net increase/(decrease) ............   $    324,382   $     204,814    $    354,414   $    296,642
                                       ============   =============    ============   ============
B SHARES:
Sold ...............................   $    101,423   $      39,676    $    180,649   $    335,751    $     11,000   $      24,628
Issued as reinvestment of dividends              --              15           3,416         11,448             574             688
Redeemed ...........................             --              --          (7,200)       (29,655)             --              --
                                       ------------   -------------    ------------   ------------    ------------   -------------
Net increase/(decrease) ............   $    101,423   $      39,691    $    176,865   $    317,544    $     11,574   $      25,316
                                       ============   =============    ============   ============    ============   =============

====================================================================================================================================

SHARES
------
INSTITUTIONAL SHARES:
Sold ...............................      3,167,743       7,875,608       1,634,662      3,691,117       2,298,346       4,468,645
Issued as reinvestment of dividends              --         228,472          46,835        334,876         193,264         386,353
Redeemed                                 (2,871,596)     (8,272,336)       (917,166)    (1,312,293)     (3,070,680)     (5,489,011)
                                       ------------   -------------    ------------   ------------    ------------   -------------
Net increase/(decrease) ............        296,147        (168,256)        764,331      2,713,700        (579,070)       (634,013)
                                       ============   =============    ============   ============    ============   =============
N SHARES:
Sold ...............................        144,908       9,420,046         132,132        916,071          80,978         631,331
Issued as reinvestment of dividends              --           6,663           1,019          5,851          17,398          30,579
Redeemed                                   (144,180)     (9,409,129)        (92,164)      (860,927)       (181,581)       (530,033)
                                       ------------   -------------    ------------   ------------    ------------   -------------
Net increase/(decrease) ............            728          17,580          40,987         60,995         (83,205)        131,877
                                       ============   =============    ============   ============    ============   =============
A SHARES:
Sold ...............................         18,443          11,694           9,365          9,219
Issued as reinvestment of dividends              --              57             137            525
Redeemed ...........................           (666)           (212)           (468)        (2,088)
                                       ------------   -------------    ------------   ------------
Net increase/(decrease) ............         17,777          11,539           9,034          7,656
                                       ============   =============    ============   ============
B SHARES:
Sold ...............................          5,620           2,346           4,636          8,687             486           1,055
Issued as reinvestment of dividends              --               1              90            319              28              29
Redeemed ...........................             --              --            (181)          (766)             --              --
                                       ------------   -------------    ------------   ------------    ------------   -------------
Net increase/(decrease) ............          5,620           2,347           4,545          8,240             514           1,084
                                       ============   =============    ============   ============    ============   =============






                                                                EQUITY FUNDS
                                         -----------------------------------------------------
                                                  LARGE-CAP                      SMALL-CAP
                                                  AGGRESSIVE                    AGGRESSIVE
                                                    GROWTH                        GROWTH
                                                     FUND                          FUND
                                         ------------------------    -------------------------
                                         SIX MONTHS      YEAR        SIX MONTHS       PERIOD
                                            ENDED        ENDED          ENDED          ENDED
                                          06/30/02     12/31/01       06/30/02      12/31/01(1)
                                         ---------    -----------    -----------    ----------
                                        (UNAUDITED)                  (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold ...............................     $ 234,537    $ 3,348,272    $ 3,668,825    $8,278,973
Issued as reinvestment of dividends             --             --             --            --
Redeemed ...........................      (236,233)      (165,806)    (1,672,914)     (141,824)
                                         ---------    -----------    -----------    ----------
Net increase/(decrease) ............     $  (1,696)   $ 3,182,466    $ 1,995,911    $8,137,149
                                         =========    ===========    ===========    ==========
N SHARES:
Sold ...............................
Issued as reinvestment of dividends
Redeemed ...........................

Net increase/(decrease) ............

A SHARES:
Sold ...............................
Issued as reinvestment of dividends
Redeemed ...........................

Net increase/(decrease) ............

B SHARES:
Sold ...............................     $      --    $     4,379    $     2,200    $    1,018
Issued as reinvestment of dividends             --             --             --            --
Redeemed ...........................            --             --             --            --
                                         ---------    -----------    -----------    ----------
Net increase/(decrease) ............     $      --    $     4,379    $     2,200    $    1,018
                                         =========    ===========    ===========    ==========

==============================================================================================

SHARES
------
INSTITUTIONAL SHARES:
Sold ...............................        40,890        418,003        385,323       829,527
Issued as reinvestment of dividends             --             --             --            --
Redeemed                                   (46,037)       (26,791)      (184,134)      (18,144)
                                         ---------    -----------    -----------    ----------
Net increase/(decrease) ............        (5,147)       391,212        201,189       811,383
                                         =========    ===========    ===========    ==========
N SHARES:
Sold ...............................
Issued as reinvestment of dividends
Redeemed

Net increase/(decrease) ............

A SHARES:
Sold ...............................
Issued as reinvestment of dividends
Redeemed ...........................

Net increase/(decrease) ............

B SHARES:
Sold ...............................            --            668            233           109
Issued as reinvestment of dividends             --             --             --            --
Redeemed ...........................            --             --             --            --
                                         ---------    -----------    -----------    ----------
Net increase/(decrease) ............            --            668            233           109
                                         =========    ===========    ===========    ==========

  (1) For the period 01/09/01 (commencement of operations) to 12/31/01.

                       See Notes to Financial Statements.


96-97

                              HARRIS INSIGHT FUNDS
           STATEMENTS OF CHANGES -- CAPITAL STOCK ACTIVITY (CONTINUED)


                                                                      EQUITY FUNDS
                                             -----------------------------------------------------------

                                                     TECHNOLOGY                        BALANCED
                                                        FUND                             FUND
                                             ---------------------------      --------------------------
                                             SIX MONTHS         YEAR          SIX MONTHS        YEAR
                                                ENDED           ENDED            ENDED          ENDED
                                              06/30/02        12/31/01         06/30/02       12/31/01
                                             -----------     -----------      -----------   ------------
                                             (UNAUDITED)                      (UNAUDITED)

AMOUNT
------

INSTITUTIONAL SHARES:
Sold ...................................     $ 1,021,587     $ 4,666,088      $ 4,307,598   $  5,952,013
Issued as reinvestment of dividends ....              --               2          642,881      1,681,583
Redeemed ...............................      (1,411,508)     (1,207,431)      (3,318,296)   (10,142,546)
                                             -----------     -----------      -----------   ------------
Net increase/(decrease) ................     $  (389,921)    $ 3,458,659      $ 1,632,183   $ (2,508,950)
                                             ===========     ===========      ===========   ============
N SHARES:
Sold ...................................                                      $    67,268   $    527,232
Issued as reinvestment of dividends ....                                           21,887         56,851
Redeemed ...............................                                         (235,109)      (360,342)
                                                                              -----------   ------------
Net increase/(decrease) ................                                      $  (145,954)  $    223,741
                                                                              ===========   ============
A SHARES:
Sold ...................................                                      $       945   $    175,085
Issued as reinvestment of dividends ....                                            3,143          6,238
Redeemed ...............................                                          (12,043)       (19,380)
                                                                              -----------   ------------
Net increase/(decrease) ................                                      $    (7,955)  $    161,943
                                                                              ===========   ============
B SHARES:
Sold ...................................     $     1,000     $       508      $    43,445   $         --
Issued as reinvestment of dividends ....              --              --              297             --
Redeemed ...............................              --              --               --             --
                                             -----------     -----------      -----------   ------------
Net increase/(decrease) ................     $     1,000     $       508      $    43,742   $         --
                                             ===========     ===========      ===========   ============

=============================================================================================================

SHARES
------

INSTITUTIONAL SHARES:
Sold ...................................         176,023         568,223          328,461        454,370
Issued as reinvestment of dividends ....              --              --           50,168        132,118
Redeemed ...............................        (269,770)       (193,852)        (253,038)      (781,727)
                                             -----------     -----------      -----------   ------------
Net increase/(decrease) ................         (93,747)        374,371          125,591       (195,239)
                                             ===========     ===========      ===========   ============
N SHARES:
Sold ...................................                                            5,138         40,405
Issued as reinvestment of dividends ....                                            1,708          4,466
Redeemed ...............................                                          (18,060)       (27,876)
                                                                              -----------   ------------
Net increase/(decrease) ................                                          (11,214)        16,995
                                                                              ===========   ============
A SHARES:
Sold ...................................                                               71         13,795
Issued as reinvestment of dividends ....                                              245            493
Redeemed ...............................                                             (925)        (1,560)
                                                                              -----------   ------------
Net increase/(decrease) ................                                             (609)        12,728
                                                                              ===========   ============
B SHARES:
Sold ...................................             228              76            3,291             --
Issued as reinvestment of dividends ....              --              --               24             --
Redeemed ...............................              --              --               --             --
                                             -----------     -----------      -----------   ------------
Net increase/(decrease) ................             228              76            3,315             --
                                             ===========     ===========      ===========   ============



                                                                     EQUITY FUNDS
                                             -----------------------------------------------------------
                                                                                 EMERGING
                                                    INTERNATIONAL                 MARKETS
                                                        FUND                       FUND
                                             ----------------------------   ----------------------------
                                              SIX MONTHS        YEAR         SIX MONTHS         YEAR
                                                 ENDED          ENDED           ENDED           ENDED
                                               06/30/02       12/31/01        06/30/02        12/31/01
                                             ------------   -------------   ------------    ------------
                                             (UNAUDITED)                    (UNAUDITED)

AMOUNT
------

INSTITUTIONAL SHARES:
Sold ...................................     $ 27,353,672   $ 282,428,432   $ 46,140,778    $ 14,549,079
Issued as reinvestment of dividends ....               --         433,340             --         153,870
Redeemed ...............................      (51,404,142)  (312,670,093)     (3,335,005)     (6,676,793)
                                             ------------   -------------   ------------    ------------
Net increase/(decrease) ................     $(24,050,470)  $(29,808,321)   $ 42,805,773    $  8,026,156
                                             ============   =============   ============    ============
N SHARES:
Sold ...................................     $ 14,755,868   $ 265,426,182   $    681,696    $ 19,330,041
Issued as reinvestment of dividends ....               --           3,796             --             315
Redeemed ...............................      (18,713,389)   (264,040,735)      (726,894)    (19,515,701)
                                             ------------   -------------   ------------    ------------
Net increase/(decrease) ................     $ (3,957,521)  $   1,389,243   $    (45,198)   $   (185,345)
                                             ============   =============   ============    ============
A SHARES:
Sold ...................................     $  1,306,990   $     101,932   $    171,043    $         --
Issued as reinvestment of dividends ....               --               2             --              17
Redeemed ...............................       (1,040,898)       (100,321)            --          (2,059)
                                             ------------   -------------   ------------    ------------
Net increase/(decrease) ................     $    266,092   $       1,613   $    171,043    $     (2,042)
                                             ============   =============   ============    ============
B SHARES:
Sold ...................................     $      3,968   $       1,100   $      7,750    $         --
Issued as reinvestment of dividends ....               --              --             --              --
Redeemed ...............................               --              --             --              --
                                             ------------   -------------   ------------    ------------
Net increase/(decrease) ................     $      3,968   $       1,100   $      7,750    $         --
                                             ============   =============   ============    ============

========================================================================================================

SHARES
------

INSTITUTIONAL SHARES:
Sold ...................................        2,365,773      23,169,477      6,149,204       2,221,775
Issued as reinvestment of dividends ....               --          37,912             --          23,034
Redeemed ...............................       (4,399,475)    (25,575,057)      (447,588)     (1,054,412)
                                             ------------   -------------   ------------    ------------
Net increase/(decrease) ................       (2,033,702)     (2,367,668)     5,701,616       1,190,397
                                             ============   =============   ============    ============
N SHARES:
Sold ...................................        1,292,627      21,753,707         91,704       2,980,440
Issued as reinvestment of dividends ....               --             331             --              47
Redeemed ...............................       (1,615,437)    (21,467,902)       (98,600)     (2,972,099)
                                             ------------   -------------   ------------    ------------
Net increase/(decrease) ................         (322,810)        286,136         (6,896)          8,388
                                             ============   =============   ============    ============
A SHARES:
Sold ...................................          109,747           8,049         21,998              --
Issued as reinvestment of dividends ....               --              --             --               3
Redeemed ...............................          (90,441)         (7,980)            --            (304)
                                             ------------   -------------   ------------    ------------
Net increase/(decrease) ................           19,306              69         21,998            (301)
                                             ============   =============   ============    ============
B SHARES:
Sold ...................................              352              88          1,011              --
Issued as reinvestment of dividends ....               --              --             --              --
Redeemed ...............................               --              --             --              --
                                             ------------   -------------   ------------    ------------
Net increase/(decrease) ................              352              88          1,011              --
                                             ============   =============   ============    ============


                       See Notes to Financial Statements.

98-99

                              HARRIS INSIGHT FUNDS
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                             NET                                                                NET
                            ASSET                              DISTRIBUTIONS                   ASSET
                            VALUE        NET       REALIZED       FROM NET                      VALUE
                          BEGINNING   INVESTMENT   LOSS ON       INVESTMENT      CAPITAL       END OF
                          OF PERIOD     INCOME    INVESTMENTS      INCOME     CONTRIBUTIONS    PERIOD
------------------------------------------------------------------------------------------------------
----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)     $ 1.00      $0.008      $    --        $(0.008)       $   --       $ 1.00
12/31/01                      1.00       0.040           --         (0.040)           --         1.00
12/31/00                      1.00       0.061           --         (0.061)           --         1.00
12/31/99                      1.00       0.049           --         (0.049)           --         1.00
12/31/98                      1.00       0.053           --         (0.053)           --         1.00
12/31/97                      1.00       0.053           --         (0.053)           --         1.00

N SHARES
01/01/02 to 06/30/02(7)     $ 1.00      $0.007      $    --        $(0.007)       $   --       $ 1.00
12/31/01                      1.00       0.036           --         (0.036)           --         1.00
12/31/00                      1.00       0.057           --         (0.057)           --         1.00
12/31/99                      1.00       0.046           --         (0.046)           --         1.00
12/31/98                      1.00       0.050           --         (0.050)           --         1.00
12/31/97                      1.00       0.050           --         (0.050)           --         1.00

SERVICE SHARES
05/07/02(3) to 06/30/02(7)  $ 1.00      $0.002      $    --        $(0.002)       $   --       $ 1.00

-----------------
MONEY MARKET FUND
-----------------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)     $ 1.00      $0.010      $    --        $(0.010)       $   --       $ 1.00
12/31/01                      1.00       0.041           --         (0.041)           --         1.00
12/31/00                      1.00       0.063           --         (0.063)           --         1.00
12/31/99                      1.00       0.052           --         (0.052)           --         1.00
12/31/98                      1.00       0.055           --         (0.055)           --         1.00
12/31/97                      1.00       0.055       (0.001)        (0.055)        0.001         1.00

N SHARES
01/01/02 to 06/30/02(7)     $ 1.00      $0.008      $    --        $(0.008)       $   --       $ 1.00
12/31/01                      1.00       0.038           --         (0.038)           --         1.00
12/31/00                      1.00       0.059           --         (0.059)           --         1.00
12/31/99                      1.00       0.048           --         (0.048)           --         1.00
12/31/98                      1.00       0.051           --         (0.051)           --         1.00
12/31/97                      1.00       0.052       (0.001)        (0.052)        0.001         1.00

B SHARES
06/29/01(3) to 12/31/01     $ 1.00      $0.004      $    --        $(0.004)       $   --       $ 1.00

EXCHANGE SHARES
01/01/02 to 06/30/02(7)     $ 1.00      $0.009      $    --        $(0.009)       $   --       $ 1.00
07/12/01(3) to 12/31/01       1.00       0.014           --         (0.014)           --         1.00

SERVICE SHARES
05/02/02(3) to 06/30/02(7)  $ 1.00      $0.002      $    --        $(0.002)       $   --       $ 1.00

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)     $ 1.00      $0.007      $    --        $(0.007)       $   --       $ 1.00
12/31/01                      1.00       0.027           --         (0.027)           --         1.00
12/31/00                      1.00       0.039           --         (0.039)           --         1.00
12/31/99                      1.00       0.030           --         (0.030)           --         1.00
12/31/98                      1.00       0.033           --         (0.033)           --         1.00
12/31/97                      1.00       0.034           --         (0.034)           --         1.00





                                                   NET                        RATIO OF EXPENSES
                                                 ASSETS        RATIO OF          TO AVERAGE         RATIO OF NET
                                                  END OF       EXPENSES TO        NET ASSETS       INVESTMENT INCOME
                                   TOTAL          PERIOD       AVERAGE NET        (EXCLUDING        TO AVERAGE NET
                                  RETURN           (000)         ASSETS            WAIVERS)             ASSETS
--------------------------------------------------------------------------------------------------------------------
----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)           0.85%(2)     $  249,913         0.20%(1)           0.26%(1)             1.70%(1)
12/31/01                          4.04            249,444         0.20               0.25                 4.01
12/31/00                          6.24            314,497         0.20               0.25                 6.11
12/31/99                          5.04            210,521         0.20               0.24                 4.93
12/31/98                          5.43            162,285         0.19               0.24                 5.27
12/31/97                          5.48             63,970         0.23               0.28                 5.36

N SHARES
01/01/02 to 06/30/02(7)           0.68%(2)     $  329,729         0.55%(1)           0.61%(1)             1.35%(1)
12/31/01                          3.68            282,782         0.55               0.60                 3.62
12/31/00                          5.87            333,934         0.55               0.60                 5.72
12/31/99                          4.67            289,651         0.55               0.59                 4.58
12/31/98                          5.08            248,595         0.54               0.59                 4.96
12/31/97                          5.17            247,594         0.53               0.63                 5.05

SERVICE SHARES
05/07/02(3) to 06/30/02(7)        0.15%(2)     $   22,694         0.90%(1)           1.17%(1)             1.02%(1)

-----------------
MONEY MARKET FUND
-----------------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)           0.96%(2)     $3,787,784         0.18%(1)           0.23%(1)             1.92%(1)
12/31/01                          4.21          2,237,567         0.19               0.23                 4.16
12/31/00                          6.46          2,066,227         0.18               0.23                 6.26
12/31/99                          5.29          2,084,723         0.19               0.24                 5.20
12/31/98                          5.61          1,391,856         0.19               0.24                 5.46
12/31/97                          5.66          1,028,091         0.21               0.26                 5.54

N SHARES
01/01/02 to 06/30/02(7)           0.78%(2)     $1,419,589         0.53%(1)           0.58%(1)             1.57%(1)
12/31/01                          3.85          1,542,392         0.54               0.58                 3.81
12/31/00                          6.09          1,293,794         0.53               0.58                 5.91
12/31/99                          4.92          1,053,228         0.54               0.59                 4.85
12/31/98                          5.25            877,527         0.53               0.59                 5.12
12/31/97                          5.35            677,804         0.51               0.61                 5.23

B SHARES
06/29/01(3) to 12/31/01            N/A(6)      $        0         1.19%(1)           1.23%(1)             2.84%(1)

EXCHANGE SHARES
01/01/02 to 06/30/02(7)           0.93%(2)     $  673,575         0.23%(1)           0.28%(1)             1.87%(1)
07/12/01(3) to 12/31/01           1.41(2)         343,617         0.24(1)            0.28(1)              2.69(1)

SERVICE SHARES
05/02/02(3) to 06/30/02(7)        0.20%(2)     $  331,224         0.87%(1)           1.13%(1)             1.20%(1)

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)           0.68%(2)     $  712,928         0.23%(1)           0.23%(1)             1.37%(1)
12/31/01                          2.70            788,162         0.23               0.23                 2.62
12/31/00                          3.94            830,879         0.24               0.24                 3.88
12/31/99                          3.07            515,987         0.23               0.23                 3.01
12/31/98                          3.35            606,754         0.23               0.23                 3.30
12/31/97                          3.47            497,986         0.25               0.26                 3.41



                       See Notes to Financial Statements.

100-101


                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                 NET                           NET                                           NET
                                ASSET                     REALIZED AND   DISTRIBUTIONS   DISTRIBUTIONS      ASSET
                                VALUE           NET        UNREALIZED      FROM NET        FROM NET         VALUE
                              BEGINNING     INVESTMENT     GAIN/(LOSS)    INVESTMENT       REALIZED         END OF
                              OF PERIOD       INCOME     ON INVESTMENTS     INCOME           GAINS          PERIOD
------------------------------------------------------------------------------------------------------------------------
----------------------------------------
TAX-EXEMPT MONEY MARKET FUND (CONTINUED)
----------------------------------------
N SHARES
01/01/02 to 06/30/02(7)        $ 1.00        $ 0.005         $    --        $(0.005)         $   --         $ 1.00
12/31/01                         1.00          0.023              --         (0.023)             --           1.00
12/31/00                         1.00          0.035              --         (0.035)             --           1.00
12/31/99                         1.00          0.027              --         (0.027)             --           1.00
12/31/98                         1.00          0.030              --         (0.030)             --           1.00
12/31/97                         1.00          0.031              --         (0.031)             --           1.00

SERVICE SHARES
05/07/02(3) to 06/30/02(7)     $ 1.00        $ 0.001         $    --        $(0.001)         $   --         $ 1.00

----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)        $10.31        $ 0.283         $(0.110)       $(0.283)         $   --         $10.20
12/31/01                        10.12          0.592           0.190         (0.592)             --          10.31
12/31/00                         9.77          0.628           0.350         (0.628)             --          10.12
12/31/99                        10.30          0.595          (0.515)        (0.595)         (0.015)          9.77
12/31/98                        10.21          0.603           0.096         (0.603)         (0.006)         10.30
12/31/97                        10.14          0.633           0.070         (0.633)             --          10.21

N SHARES
01/01/02 to 06/30/02(7)        $10.31        $ 0.271         $(0.110)       $(0.271)         $   --         $10.20
12/31/01                        10.12          0.566           0.190         (0.566)             --          10.31
12/31/00                         9.77          0.603           0.350         (0.603)             --          10.12
12/31/99                        10.30          0.570          (0.515)        (0.570)         (0.015)          9.77
12/31/98                        10.21          0.577           0.096         (0.577)         (0.006)         10.30
12/31/97                        10.14          0.608           0.070         (0.608)             --          10.21

A SHARES
01/01/02 to 06/30/02(7)        $10.31        $ 0.271         $(0.110)       $(0.271)         $   --         $10.20
12/31/01                        10.12          0.566           0.190         (0.566)             --          10.31
12/31/00                         9.77          0.603           0.350         (0.603)             --          10.12
07/22/99(3) to 12/31/99         10.02          0.258          (0.250)        (0.258)             --           9.77

B SHARES
01/01/02 to 06/30/02(7)        $10.31        $ 0.233         $(0.110)       $(0.233)         $   --         $10.20
09/18/01(3) to 12/31/01         10.50          0.130          (0.190)        (0.130)             --          10.31

---------
BOND FUND
---------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)        $10.25        $ 0.305         $(0.100)       $(0.305)         $   --         $10.15
12/31/01                        10.06          0.631           0.190         (0.631)             --          10.25
12/31/00                         9.49          0.623           0.570         (0.623)             --          10.06
12/31/99                        10.20          0.611          (0.702)        (0.611)         (0.008)          9.49
12/31/98                        10.20          0.604           0.103         (0.604)         (0.103)         10.20
12/31/97                        10.07          0.628           0.284         (0.628)         (0.154)         10.20

N SHARES
01/01/02 to 06/30/02(7)        $10.25        $ 0.292         $(0.100)       $(0.292)         $   --         $10.15
12/31/01                        10.06          0.605           0.190         (0.605)             --          10.25
12/31/00                         9.49          0.599           0.570         (0.599)             --          10.06
12/31/99                        10.20          0.586          (0.702)        (0.586)         (0.008)          9.49
12/31/98                        10.20          0.579           0.103         (0.579)         (0.103)         10.20
12/31/97                        10.07          0.603           0.284         (0.603)         (0.154)         10.20






                                                NET                       RATIO OF EXPENSES
                                               ASSETS         RATIO OF        TO AVERAGE        RATIO OF NET
                                               END OF        EXPENSES TO      NET ASSETS      INVESTMENT INCOME   PORTFOLIO
                                 TOTAL         PERIOD        AVERAGE NET      (EXCLUDING       TO AVERAGE NET     TURNOVER
                                RETURN          (000)          ASSETS          WAIVERS)            ASSETS           RATE
---------------------------------------------------------------------------------------------------------------------------
----------------------------------------
TAX-EXEMPT MONEY MARKET FUND (CONTINUED)
----------------------------------------
N SHARES
01/01/02 to 06/30/02(7)        0.51%(2)     $  219,229         0.58%(1)         0.58%(1)           1.02%(1)           --%
12/31/01                       2.34            230,533         0.58             0.58               2.35               --
12/31/00                       3.58            237,521         0.58             0.59               3.54               --
12/31/99                       2.75            240,132         0.55             0.58               2.71               --
12/31/98                       3.02            204,114         0.55             0.58               2.99               --
12/31/97                       3.17            223,071         0.54             0.61               3.13               --

SERVICE SHARES
05/07/02(3) to 06/30/02(7)     0.11%(2)     $   30,242         0.93%(1)         1.14%(1)           0.71%(1)           --%

----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)        1.70%(2)     $  232,064         0.60%(1)         0.98%(1)           5.58%(1)        43.62%
12/31/01                       7.86            230,499         0.60             0.96               5.73            56.36
12/31/00                      10.40            227,766         0.60             0.93               6.39            77.42
12/31/99                       0.81            297,977         0.60             0.92               5.93            72.86
12/31/98                       7.01            337,015         0.60             0.90               5.85            66.06
12/31/97                       7.15            288,886         0.60             0.89               6.24            98.08

N SHARES
01/01/02 to 06/30/02(7)        1.58%(2)     $    6,051         0.85%(1)         1.23%(1)           5.33%(1)        43.62%
12/31/01                       7.60              6,419         0.85             1.21               5.48            56.36
12/31/00                      10.13              3,842         0.85             1.18               6.14            77.42
12/31/99                       0.56              7,525         0.85             1.17               5.68            72.86
12/31/98                       6.75              4,658         0.85             1.15               5.60            66.06
12/31/97                       6.89              5,922         0.85             1.14               5.99            98.08

A SHARES
01/01/02 to 06/30/02(7)        1.58%(2)(4)  $    1,361         0.85%(1)         1.23%(1)           5.33%(1)        43.62%
12/31/01                       7.60(4)             960         0.85             1.21               5.37            56.36
12/31/00                      10.13(4)             178         0.85             1.18               6.14            77.42
07/22/99(3) to 12/31/99        0.09(2)(4)          140         0.85(1)          1.17(1)            5.68(1)         72.86

B SHARES
01/01/02 to 06/30/02(7)        1.20%(2)(5)  $      109         1.60%(1)         1.98%(1)           4.52%(1)        43.62%
09/18/01(3) to 12/31/01       (0.59)(2)(5)          26         1.55(1)          1.91(1)            4.12(1)         56.36

---------
BOND FUND
---------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)        2.02%(2)     $  208,743         0.60%(1)         0.96%(1)           6.02%(1)        35.91%
12/31/01                       8.32            218,944         0.60             0.92               6.15            84.37
12/31/00                      13.06            210,902         0.60             0.93               6.48            94.61
12/31/99                      (0.91)           157,587         0.60             0.90               6.20            92.79
12/31/98                       7.12            183,831         0.60             0.88               5.89            64.93
12/31/97                       9.41            140,447         0.60             0.89               6.25           138.30

N SHARES
01/01/02 to 06/30/02(7)        1.90%(2)     $    6,283         0.85%(1)         1.21%(1)           5.77%(1)        35.91%
12/31/01                       8.05              6,165         0.85             1.17               5.90            84.37
12/31/00                      12.78              3,965         0.85             1.18               6.23            94.61
12/31/99                      (1.16)             4,455         0.85             1.15               5.95            92.79
12/31/98                       6.86              2,566         0.85             1.13               5.64            64.93
12/31/97                       9.14                936         0.85             1.14               6.00           138.30


                       See Notes to Financial Statements.

102-103

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                              NET                        NET                                        NET
                             ASSET                  REALIZED AND   DISTRIBUTIONS   DISTRIBUTIONS   ASSET
                             VALUE        NET        UNREALIZED      FROM NET        FROM NET      VALUE
                           BEGINNING  INVESTMENT     GAIN/(LOSS)    INVESTMENT       REALIZED      END OF
                           OF PERIOD    INCOME     ON INVESTMENTS     INCOME           GAINS       PERIOD
-----------------------------------------------------------------------------------------------------------------
---------------------
BOND FUND (CONTINUED)
---------------------
A SHARES
01/01/02 to 06/30/02(7)      $10.25    $ 0.292        $(0.100)      $(0.292)          $    --       $10.15
12/31/01                      10.06      0.605          0.190        (0.605)               --        10.25
12/31/00                       9.49      0.599          0.570        (0.599)               --        10.06
02/18/99(3) to 12/31/99       10.11      0.503         (0.612)       (0.503)           (0.008)        9.49

B SHARES
01/01/02 to 06/30/02(7)      $10.25    $ 0.254        $(0.100)      $(0.254)          $    --       $10.15
08/20/01(3) to 12/31/01       10.36      0.192         (0.110)       (0.192)               --        10.25

---------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
---------------------------------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)      $16.79    $ 0.454        $ 0.220       $(0.454)          $    --       $17.01
12/31/01                      16.55      1.005          0.240        (1.005)               --        16.79
12/31/00                      15.56      0.986          0.990        (0.986)               --        16.55
12/31/99                      16.61      0.916         (1.050)       (0.916)               --        15.56
12/31/98                      16.54      0.967          0.231        (0.967)           (0.161)       16.61
03/24/97(3) to 12/31/97       16.12      0.793          0.461        (0.793)           (0.041)       16.54

N SHARES
01/01/02 to 06/30/02(7)      $16.79    $ 0.433        $ 0.220       $(0.433)          $    --       $17.01
12/31/01                      16.55      0.963          0.240        (0.963)               --        16.79
12/31/00                      15.56      0.947          0.990        (0.947)               --        16.55
12/31/99                      16.61      0.876         (1.050)       (0.876)               --        15.56
12/31/98                      16.54      0.925          0.231        (0.925)           (0.161)       16.61
04/16/97(3) to 12/31/97       16.06      0.702          0.521        (0.702)           (0.041)       16.54

A SHARES
01/01/02 to 06/30/02(7)      $16.79    $ 0.433        $ 0.220       $(0.433)          $    --       $17.01
12/31/01                      16.55      0.963          0.240        (0.963)               --        16.79
12/31/00                      15.56      0.947          0.990        (0.947)               --        16.55
02/12/99(3) to 12/31/99       16.44      0.761         (0.880)       (0.761)               --        15.56

B SHARES
01/01/02 to 06/30/02(7)      $16.79    $ 0.371        $ 0.220       $(0.371)          $    --       $17.01
05/31/01(3) to 12/31/01       16.53      0.479          0.260        (0.479)               --        16.79

---------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)      $10.91    $ 0.239        $ 0.290       $(0.239)          $    --       $11.20
12/31/01                      10.82      0.506          0.090        (0.506)               --        10.91
12/31/00                      10.22      0.513          0.600        (0.513)               --        10.82
12/31/99                      10.70      0.423         (0.467)       (0.423)           (0.013)       10.22
12/31/98                      10.75      0.417          0.103        (0.417)           (0.153)       10.70
12/31/97                      10.58      0.442          0.220        (0.442)           (0.050)       10.75

N SHARES
01/01/02 to 06/30/02(7)      $10.91    $ 0.225        $ 0.290       $(0.225)          $    --       $11.20
12/31/01                      10.82      0.478          0.090        (0.478)               --        10.91
12/31/00                      10.22      0.487          0.600        (0.487)               --        10.82
12/31/99                      10.70      0.396         (0.467)       (0.396)           (0.013)       10.22
12/31/98                      10.75      0.390          0.103        (0.390)           (0.153)       10.70
12/31/97                      10.58      0.327          0.220        (0.327)           (0.050)       10.75





                                             NET                       RATIO OF EXPENSES
                                           ASSETS        RATIO OF         TO AVERAGE        RATIO OF NET
                                           END OF       EXPENSES TO       NET ASSETS      INVESTMENT INCOME   PORTFOLIO
                               TOTAL       PERIOD       AVERAGE NET       (EXCLUDING       TO AVERAGE NET      TURNOVER
                              RETURN        (000)         ASSETS           WAIVERS)            ASSETS            RATE
-----------------------------------------------------------------------------------------------------------------------
---------------------
BOND FUND (CONTINUED)
---------------------
A SHARES
01/01/02 to 06/30/02(7)     1.90%(2)(4)  $    299         0.85%(1)         1.21%(1)           5.88%(1)          35.91%
12/31/01                    8.05(4)           235         0.85             1.17               5.80              84.37
12/31/00                   12.78(4)            32         0.85             1.18               6.23              94.61
02/18/99(3) to 12/31/99    (1.09)(2)(4)        26         0.85(1)          1.15(1)            5.95(1)           92.79

B SHARES
01/01/02 to 06/30/02(7)     1.52%(2)(5)  $    345         1.60%(1)         1.96%(1)           5.02%(1)          35.91%
08/20/01(3) to 12/31/01     0.78(2)(5)        205         1.60(1)          1.92(1)            4.94(1)           84.37

---------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
---------------------------------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)     4.01%(2)     $ 60,861         0.50%(1)         1.09%(1)           5.44%(1)          37.62%
12/31/01                    7.74           61,383         0.50             1.08               5.98              52.17
12/31/00                   13.18           62,969         0.50             0.99               6.22              26.42
12/31/99                   (0.80)          94,360         0.50             0.93               5.72              76.50
12/31/98                    7.45          103,162         0.50             0.91               5.82              99.63
03/24/97(3) to 12/31/97     7.96(2)        99,359         0.50(1)          0.91(1)            6.31(1)           84.89(1)

N SHARES
01/01/02 to 06/30/02(7)     3.88%(2)     $ 15,315         0.75%(1)         1.34%(1)           5.19%(1)          37.62%
12/31/01                    7.47            5,577         0.75             1.33               5.73              52.17
12/31/00                   12.90            5,530         0.75             1.24               5.97              26.42
12/31/99                   (1.05)           4,870         0.75             1.18               5.47              76.50
12/31/98                    7.18            2,126         0.75             1.16               5.57              99.63
04/16/97(3) to 12/31/97     7.76(2)           716         0.75(1)          1.16(1)            6.06(1)           84.89(1)

A SHARES
01/01/02 to 06/30/02(7)     3.88%(2)(4)  $    528         0.75%(1)         1.34%(1)           5.19%(1)          37.62%
12/31/01                    7.47(4)           552         0.75             1.33               5.68              52.17
12/31/00                   12.90(4)            49         0.75             1.24               5.97              26.42
02/12/99(3) to 12/31/99    (0.72)(2)(4)       232         0.75(1)          1.18(1)            5.47(1)           76.50

B SHARES
01/01/02 to 06/30/02(7)     3.50%(2)(5)  $    274         1.50%(1)         2.09%(1)           4.44%(1)          37.62%
05/31/01(3) to 12/31/01     4.54(2)(5)        205         1.50(1)          2.14(1)            4.82(1)           52.17

---------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)     4.89%(2)     $233,674         0.25%(1)         0.88%(1)           4.36%(1)          30.73%
12/31/01                    5.58          218,956         0.25             0.86               4.60             100.00
12/31/00                   11.21          196,980         0.23             0.83               4.95             200.55
12/31/99                   (0.43)         177,813         0.69             0.82               4.03             191.27
12/31/98                    4.94          226,087         0.80             0.80               3.87              90.92
12/31/97                    6.41          193,009         0.79             0.79               4.16              48.72

N SHARES
01/01/02 to 06/30/02(7)     4.76%(2)     $  7,758         0.50%(1)         1.13%(1)           4.11%(1)          30.73%
12/31/01                    5.32            7,573         0.50             1.11               4.24             100.00
12/31/00                   10.94              659         0.48             1.08               4.63             200.55
12/31/99                   (0.68)           2,743         0.94             1.07               3.78             191.27
12/31/98                    4.67              900         1.05             1.05               3.62              90.92
12/31/97                    6.14              644         1.04             1.04               3.91              48.72

                       See Notes to Financial Statements.

104-105

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                              NET                        NET                                        NET
                             ASSET                  REALIZED AND   DISTRIBUTIONS   DISTRIBUTIONS   ASSET
                             VALUE        NET        UNREALIZED      FROM NET        FROM NET      VALUE
                           BEGINNING  INVESTMENT     GAIN/(LOSS)    INVESTMENT       REALIZED      END OF
                           OF PERIOD    INCOME     ON INVESTMENTS     INCOME           GAINS       PERIOD
-----------------------------------------------------------------------------------------------------------------
---------------------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND (CONTINUED)
---------------------------------------------
A SHARES
01/01/02 to 06/30/02(7)      $10.91    $ 0.225        $ 0.290       $(0.225)          $    --     $11.20
01/17/01(3) to 12/31/01       10.95      0.456         (0.040)       (0.456)               --      10.91

B SHARES
01/01/02 to 06/30/02(7)      $10.91    $ 0.169        $ 0.290       $(0.169)          $    --     $11.20
11/21/01(3) to 12/31/01       11.11      0.042         (0.200)       (0.042)               --      10.91

--------------------
TAX-EXEMPT BOND FUND
--------------------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)      $10.54    $ 0.265        $ 0.290       $(0.265)          $    --     $10.83
12/31/01                      10.45      0.528          0.090        (0.528)               --      10.54
12/31/00                       9.63      0.525          0.820        (0.525)               --      10.45
12/31/99                      10.39      0.449         (0.760)       (0.449)               --       9.63
12/31/98                      10.52      0.444          0.059        (0.444)           (0.189)     10.39
12/31/97                      10.25      0.461          0.391        (0.461)           (0.121)     10.52

N SHARES
01/01/02 to 06/30/02(7)      $10.54    $ 0.252        $ 0.290       $(0.252)          $    --     $10.83
12/31/01                      10.45      0.502          0.090        (0.502)               --      10.54
12/31/00                       9.63      0.500          0.820        (0.500)               --      10.45
12/31/99                      10.39      0.424         (0.760)       (0.424)               --       9.63
12/31/98                      10.52      0.418          0.059        (0.418)           (0.189)     10.39
12/31/97                      10.25      0.435          0.391        (0.435)           (0.121)     10.52

A SHARES
01/01/02 to 06/30/02(7)      $10.54    $ 0.252        $ 0.290       $(0.252)          $    --     $10.83
01/31/01(3) to 12/31/01       10.44      0.457          0.100        (0.457)               --      10.54

B SHARES
01/01/02 to 06/30/02(7)      $10.54    $ 0.212        $ 0.290       $(0.212)          $    --     $10.83
06/21/01(3) to 12/31/01       10.52      0.215          0.020        (0.215)               --      10.54

---------------------------
CONVERTIBLE SECURITIES FUND
---------------------------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)      $19.47    $ 0.322        $(2.696)      $(0.326)          $    --     $16.77
12/31/01                      24.27      0.756          4.466        (0.756)           (0.334)     19.47
12/31/00                      30.55      0.923         (2.851)       (0.922)           (3.430)     24.27
12/31/99                      24.14      0.983          6.544        (0.978)           (0.139)     30.55
12/31/98                      28.52      1.130         (1.647)       (1.141)           (2.722)     24.14
03/24/97(3) to 12/31/97       29.15      0.914          3.120        (0.897)           (3.767)     28.52

N SHARES
01/01/02 to 06/30/02(7)      $19.47    $ 0.268        $(2.674)      $(0.304)          $    --     $16.76
12/31/01                      24.27      0.707         (4.466)       (0.707)           (0.334)     19.47
12/31/00                      30.54      0.844         (2.841)       (0.843)           (3.430)     24.27
12/31/99                      24.14      0.902          6.559        (0.922)           (0.139)     30.54
12/31/98                      28.52      1.106         (1.691)       (1.073)           (2.722)     24.14
03/26/97(3) to 12/31/97       29.30      0.690          3.122        (0.825)           (3.767)     28.52

A SHARES
01/01/02 to 06/30/02(7)      $19.46    $ 0.368        $(2.765)      $(0.283)          $    --     $16.78
12/31/01                      24.26      0.706         (4.466)       (0.706)           (0.334)     19.46
01/13/00(3) to 12/31/00       29.42      0.857         (1.731)       (0.856)           (3.430)     24.26





                                                NET                        RATIO OF EXPENSES
                                              ASSETS        RATIO OF          TO AVERAGE        RATIO OF NET
                                              END OF       EXPENSES TO        NET ASSETS      INVESTMENT INCOME   PORTFOLIO
                                  TOTAL       PERIOD       AVERAGE NET        (EXCLUDING       TO AVERAGE NET      TURNOVER
                                 RETURN        (000)         ASSETS            WAIVERS)            ASSETS            RATE
---------------------------------------------------------------------------------------------------------------------------
---------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------
A SHARES
01/01/02 to 06/30/02(7)        4.76%(2)(4)    $    568        0.50%(1)         1.13%(1)            4.07%(1)          30.73%
01/17/01(3) to 12/31/01        3.85(2)(4)          131        0.50(1)          1.11(1)             4.19(1)          100.00

B SHARES
01/01/02 to 06/30/02(7)        4.23%(2)(5)    $    121        1.25%(1)         1.88%(1)            3.28%(1)          30.73%
11/21/01(3) to 12/31/01       (1.42)(2)(5)           2        1.25(1)          1.86(1)             3.60(1)          100.00

--------------------
TAX-EXEMPT BOND FUND
--------------------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)        5.32%(2)       $104,587        0.30%(1)         0.93%(1)            5.00%(1)          60.12%
12/31/01                       6.02            105,448        0.27             0.91                4.99             168.31
12/31/00                      14.41            110,321        0.25             0.85                5.31             164.85
12/31/99                      (3.07)           126,027        0.70             0.83                4.44             225.82
12/31/98                       4.88            169,060        0.79             0.80                4.22              87.61
12/31/97                       8.55            179,871        0.80             0.80                4.47              61.52

N SHARES
01/01/02 to 06/30/02(7)        5.20%(2)       $  3,776        0.55%(1)         1.18%(1)            4.75%(1)          60.12%
12/31/01                       5.76              1,522        0.52             1.16                4.74             168.31
12/31/00                      14.13              1,117        0.50             1.10                5.10             164.85
12/31/99                      (3.31)             1,109        0.95             1.08                4.19             225.82
12/31/98                       4.62                909        1.04             1.05                3.97              87.61
12/31/97                       8.28                644        1.05             1.05                4.22              61.52

A SHARES
01/01/02 to 06/30/02(7)        5.20%(2)(4)    $  1,160        0.55%(1)         1.18%(1)            4.75%(1)          60.12%
01/31/01(3) to 12/31/01        5.40(2)(4)          796        0.52(1)          1.16(1)             4.60(1)          168.31

B SHARES
01/01/02 to 06/30/02(7)        4.81%(2)(5)    $    332        1.30%(1)         1.93%(1)            4.00%(1)          60.12%
06/21/01(3) to 12/31/01        2.22(2)(5)          133        1.31(1)          1.95(1)             3.77(1)          168.31

---------------------------
CONVERTIBLE SECURITIES FUND
---------------------------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)      (12.34)%(2)      $ 19,652        0.92%(1)         1.25%(1)            3.17%(1)          17.60%
12/31/01                     (15.35)            31,427        0.92             1.17                3.52              33.53
12/31/00                      (6.48)            45,557        0.92             1.09                3.02              52.40
12/31/99                      32.07             52,100        0.92             1.01                3.73              20.14
12/31/98                      (1.80)            49,396        0.92             1.01                4.05              48.73
03/24/97(3) to 12/31/97       14.24(2)          59,384        0.92(1)          0.96(1)             3.76(1)           93.24(1)

N SHARES
01/01/02 to 06/30/02(7)      (12.45)%(2)      $    263        1.17%(1)         1.50%(1)            2.92%(1)          17.60%
12/31/01                     (15.56)               313        1.17             1.42                3.27              33.53
12/31/00                      (6.69)               260        1.17             1.34                2.77              52.40
12/31/99                      31.75                375        1.17             1.26                3.48              20.14
12/31/98                      (2.04)               409        1.17             1.26                3.80              48.73
03/26/97(3) to 12/31/97       13.39(2)              85        1.17(1)          1.21(1)             3.51(1)           93.24(1)

A SHARES
01/01/02 to 06/30/02(7)      (12.45)%(2)(4)   $     42        1.17%(1)         1.50%(1)            2.97%(1)          17.60%
12/31/01                     (15.57)(4)            147        1.17             1.52                3.15              33.53
01/13/00(3) to 12/31/00       (3.14)(2)(4)          18        1.17(1)          1.34(1)             2.95(1)           52.40


                       See Notes to Financial Statements.

106-107

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                              NET                        NET
                             ASSET                  REALIZED AND   DISTRIBUTIONS   DISTRIBUTIONS      REDEMPTION
                             VALUE        NET        UNREALIZED      FROM NET        FROM NET        FEES ADDED TO
                           BEGINNING  INVESTMENT     GAIN/(LOSS)    INVESTMENT       REALIZED          PAID-IN
                           OF PERIOD    INCOME     ON INVESTMENTS     INCOME           GAINS           CAPITAL
--------------------------------------------------------------------------------------------------------------------
-----------
EQUITY FUND
-----------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)      $11.43     $0.024        $(0.828)      $(0.026)          $    --            $ --
12/31/01                      12.55      0.062         (0.426)       (0.062)           (0.694)             --
12/31/00                      14.63      0.049          1.113        (0.047)           (3.195)             --
12/31/99                      17.03      0.049         (0.339)       (0.050)           (2.060)             --
12/31/98                      17.59      0.116          2.224        (0.114)           (2.786)             --
12/31/97                      15.53      0.234          5.190        (0.235)           (3.129)             --

N SHARES
01/01/02 to 06/30/02(7)      $11.44     $0.013        $(0.824)      $(0.009)          $    --            $ --
12/31/01                      12.55      0.010         (0.416)       (0.010)           (0.694)             --
12/31/00                      14.63      0.007          1.113        (0.005)           (3.195)             --
12/31/99                      17.02      0.005         (0.323)       (0.012)           (2.060)             --
12/31/98                      17.59      0.066          2.213        (0.063)           (2.786)             --
12/31/97                      15.53      0.174          5.190        (0.175)           (3.129)             --

A SHARES
01/01/02 to 06/30/02(7)      $11.45     $0.009        $(0.818)      $(0.011)          $    --            $ --
12/31/01                      12.55      0.011         (0.406)       (0.011)           (0.694)             --
12/31/00                      14.63      0.007          1.114        (0.006)           (3.195)             --
02/12/99(3) to 12/31/99       16.97     (0.002)        (0.275)       (0.003)           (2.060)             --

B SHARES
01/01/02 to 06/30/02(7)      $11.41    $(0.032)       $(0.818)      $       --        $    --            $ --
08/01/01(3) to 12/31/01       11.97     (0.020)        (0.540)              --             --              --

------------------
EQUITY INCOME FUND
------------------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)      $16.46     $0.091        $(1.574)      $(0.095)          $(0.152)           $ --
12/31/01                      19.17      0.192         (2.710)       (0.192)               --              --
12/31/00                      20.40      0.201         (0.883)       (0.198)           (0.350)             --
12/31/99                      19.27      0.168          1.713        (0.173)           (0.578)             --
12/31/98                      16.32      0.218          3.492        (0.216)           (0.544)             --
12/31/97                      13.73      0.272          4.050        (0.268)           (1.464)             --

N SHARES
01/01/02 to 06/30/02(7)      $16.46     $0.069        $(1.571)      $(0.076)          $(0.152)           $ --
12/31/01                      19.17      0.148         (2.710)       (0.148)               --              --
12/31/00                      20.40      0.151         (0.882)       (0.149)           (0.350)             --
12/31/99                      19.26      0.105          1.741        (0.128)           (0.578)             --
12/31/98                      16.31      0.171          3.490        (0.167)           (0.544)             --
12/31/97                      13.72      0.237          4.037        (0.220)           (1.464)             --

A SHARES
01/01/02 to 06/30/02(7)      $16.46     $0.071        $(1.573)      $(0.076)          $(0.152)           $ --
12/31/01                      19.17      0.147         (2.710)       (0.147)               --              --
12/31/00                      20.40      0.152         (0.882)       (0.150)           (0.350)             --
02/10/99(3) to 12/31/99       19.26      0.098          1.744        (0.124)           (0.578)             --

B SHARES
01/01/02 to 06/30/02(7)      $16.43     $0.011        $(1.559)      $(0.020)          $(0.152)           $ --
06/25/01(3) to 12/31/01       18.24      0.088         (1.810)       (0.088)               --              --






                            NET                       NET                        RATIO OF EXPENSES
                           ASSET                      ASSETS        RATIO OF          TO AVERAGE        RATIO OF NET
                           VALUE                      END OF       EXPENSES TO        NET ASSETS      INVESTMENT INCOME    PORTFOLIO
                           END OF     TOTAL           PERIOD       AVERAGE NET        (EXCLUDING       TO AVERAGE NET      TURNOVER
                           PERIOD     RETURN          (000)          ASSETS             WAIVERS)            ASSETS           RATE
-----------------------------------------------------------------------------------------------------------------------------------
-----------
EQUITY FUND
-----------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)    $10.60    (7.04)%(2)      $290,638        0.94%(1)          0.95%(1)             0.43%(1)       32.40%
12/31/01                    11.43    (3.00)           313,186        0.94              0.95                 0.51           77.79
12/31/00                    12.55     8.48            346,111        0.93              0.93                 0.31           68.09
12/31/99                    14.63    (1.57)           579,754        0.90              0.91                 0.29           65.13
12/31/98                    17.03    13.80            841,119        0.89              0.89                 0.64           76.92
12/31/97                    17.59    35.89            845,829        0.88              0.88                 1.33           81.48

N SHARES
01/01/02 to 06/30/02(7)    $10.62    (7.10)%(2)      $ 13,962        1.19%(1)          1.20%(1)             0.18%(1)       32.40%
12/31/01                    11.44    (3.36)            16,193        1.19              1.20                 0.26           77.79
12/31/00                    12.55     8.18             16,025        1.18              1.18                 0.06           68.09
12/31/99                    14.63    (1.74)            19,685        1.15              1.16                 0.04           65.13
12/31/98                    17.02    13.42             29,050        1.14              1.14                 0.39           76.92
12/31/97                    17.59    35.45             17,859        1.13              1.13                 1.08           81.48

A SHARES
01/01/02 to 06/30/02(7)    $10.63    (7.07)%(2)(4)   $    262        1.19%(1)          1.20%(1)             0.18%(1)       32.40%
12/31/01                    11.45    (3.27)(4)            161        1.19              1.20                 0.26           77.79
12/31/00                    12.55     8.17(4)             161        1.18              1.18                 0.06           68.09
02/12/99(3) to 12/31/99     14.63    (1.50)(2)(4)         161        1.23(1)           1.24(1)             (0.04)(1)       65.13

B SHARES
01/01/02 to 06/30/02(7)    $10.56    (7.45)%(2)(5)   $     34        1.94%(1)          1.95%(1)            (0.57)%(1)      32.40%
08/01/01(3) to 12/31/01     11.41    (4.68)(2)(5)          20        1.94(1)           1.95(1)             (0.45)(1)       77.79

------------------
EQUITY INCOME FUND
------------------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)    $14.73    (9.03)%(2)      $ 50,116        0.93%(1)          1.14%(1)             1.13%(1)       36.12%
12/31/01                    16.46   (13.12)            58,518        0.93              1.09                 1.10           33.53
12/31/00                    19.17    (3.33)            64,739        0.93              1.02                 1.01           20.90
12/31/99                    20.40     9.87             79,458        0.93              0.99                 0.86           18.57
12/31/98                    19.27    22.97             62,204        0.93              0.96                 1.26           21.60
12/31/97                    16.32    31.90             40,424        0.93              0.96                 1.69           29.87

N SHARES
01/01/02 to 06/30/02(7)    $14.73    (9.14)%(2)      $  3,596        1.18%(1)          1.39%(1)             0.88%(1)       36.12%
12/31/01                    16.46   (13.36)             3,916        1.18              1.34                 0.85           33.53
12/31/00                    19.17    (3.57)             5,277        1.18              1.27                 0.76           20.90
12/31/99                    20.40     9.68              5,117        1.18              1.24                 0.61           18.57
12/31/98                    19.26    22.66              3,728        1.18              1.21                 1.01           21.60
12/31/97                    16.31    31.53              1,241        1.18              1.21                 1.44           29.87

A SHARES
01/01/02 to 06/30/02(7)    $14.73    (9.14)%(2)(4)   $    302        1.18%(1)          1.39%(1)             0.88%(1)       36.12%
12/31/01                    16.46   (13.36)(4)            327        1.18              1.34                 0.85           33.53
12/31/00                    19.17    (3.56)(4)            542        1.18              1.27                 0.76           20.90
02/10/99(3) to 12/31/99     20.40     9.66(2)(4)          437        1.24(1)           1.30(1)              0.55(1)        18.57

B SHARES
01/01/02 to 06/30/02(7)    $14.71    (9.42)%(2)(5)   $     79        1.93%(1)          2.14%(1)             0.13%(1)       36.12%
06/25/01(3) to 12/31/01     16.43    (9.44)(2)(5)          87        1.93(1)           2.23(1)              0.13(1)        33.53

                       See Notes to Financial Statements.


108-109

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                               NET                     NET
                              ASSET                REALIZED AND  DISTRIBUTIONS  DISTRIBUTIONS    REDEMPTION
                              VALUE       NET       UNREALIZED     FROM NET       FROM NET      FEES ADDED TO
                            BEGINNING INVESTMENT    GAIN/(LOSS)   INVESTMENT      REALIZED        PAID-IN
                            OF PERIOD   INCOME    ON INVESTMENTS    INCOME          GAINS         CAPITAL
--------------------------------------------------------------------------------------------------------------------
----------------
CORE EQUITY FUND
----------------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)      $20.96    $ 0.013        $(2.925)    $      --       $(0.278)         $   --
12/31/01                      24.84      0.031         (3.031)       (0.025)       (0.855)             --
12/31/00                      29.14     (1.903)        (0.310)           --        (2.087)             --
12/31/99                      26.25     (0.042)         4.319            --        (1.387)             --
12/31/98                      22.67      0.012          5.583        (0.009)       (2.006)             --
12/31/97                      18.69      0.048          6.026        (0.048)       (2.046)             --

N SHARES
01/01/02 to 06/30/02(7)      $20.73    $(0.012)       $(2.890)    $      --       $(0.278)         $   --
12/31/01                      24.62     (0.024)        (3.011)           --        (0.855)             --
12/31/00                      28.97     (1.903)        (0.360)           --        (2.087)             --
12/31/99                      26.18     (0.119)         4.296            --        (1.387)             --
12/31/98                      22.67     (0.030)         5.546            --        (2.006)             --
12/31/97                      18.69      0.004          6.026        (0.004)       (2.046)             --

A SHARES
01/01/02 to 06/30/02(7)      $20.73    $(0.012)       $(2.890)    $      --       $(0.278)         $   --
12/31/01                      24.61     (0.025)        (3.000)           --        (0.855)             --
12/31/00                      28.96     (1.903)        (0.360)           --        (2.087)             --
02/05/99(3) to 12/31/99       27.00     (0.073)         3.420            --        (1.387)             --

B SHARES
01/01/02 to 06/30/02(7)      $20.66    $(0.082)       $(2.860)    $      --       $(0.278)         $   --
05/31/01(3) to 12/31/01       23.62     (0.102)        (2.003)           --        (0.855)             --

--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)      $17.70    $(0.053)       $(0.169)    $      --       $    --          $0.002(8)
12/31/01                      19.88     (0.119)        (1.792)           --        (0.269)             --
12/31/00                      24.17     (0.145)         1.528            --        (5.673)             --
12/31/99                      17.85     (0.039)         7.124            --        (0.765)             --
12/31/98                      17.71     (0.047)         0.258            --        (0.071)             --
12/31/97                      15.52      0.007          3.865        (0.012)       (1.670)             --

N SHARES
01/01/02 to 06/30/02(7)      $17.44    $(0.075)       $(0.177)    $      --       $    --          $0.002(8)
12/31/01                      19.62     (0.161)        (1.750)           --        (0.269)             --
12/31/00                      23.99     (0.145)         1.448            --        (5.673)             --
12/31/99                      17.77     (0.057)         7.042            --        (0.765)             --
12/31/98                      17.66     (0.060)         0.241            --        (0.071)             --
12/31/97                      15.51     (0.003)         3.823            --        (1.670)             --

A SHARES
01/01/02 to 06/30/02(7)      $17.43    $(0.077)       $(0.164)    $      --       $    --          $0.001(8)
12/31/01                      19.62     (0.154)        (1.767)           --        (0.269)             --
12/31/00                      23.99     (0.145)         1.448            --        (5.673)             --
03/05/99(3) to 12/31/99       16.67     (0.092)         8.177            --        (0.765)             --

B SHARES
01/01/02 to 06/30/02(7)      $17.37    $(0.143)       $(0.158)    $      --       $    --          $0.001(8)
06/25/01(3) to 12/31/01       18.32     (0.138)        (0.543)           --        (0.269)             --





                               NET                       NET                       RATIO OF EXPENSES
                              ASSET                     ASSETS        RATIO OF        TO AVERAGE        RATIO OF NET
                              VALUE                     END OF       EXPENSES TO      NET ASSETS      INVESTMENT INCOME    PORTFOLIO
                              END OF     TOTAL          PERIOD       AVERAGE NET      (EXCLUDING       TO AVERAGE NET      TURNOVER
                              PERIOD     RETURN         (000)          ASSETS           WAIVERS)            ASSETS           RATE
------------------------------------------------------------------------------------------------------------------------------------
----------------
CORE EQUITY FUND
----------------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)       $17.77   (13.90)%(2)      $120,736        1.10%(1)         1.22%(1)           0.13%(1)         26.77%
12/31/01                       20.96   (12.31)           150,175        1.10             1.21               0.14             41.63
12/31/00                       24.84    (7.67)           166,310        1.10             1.16              (0.22)            43.74
12/31/99                       29.14    16.56            182,283        1.10             1.14              (0.16)            35.11
12/31/98                       26.25    25.03            144,759        1.10             1.11               0.05             34.96
12/31/97                       22.67    32.81            109,140        1.10             1.11               0.22             37.02

N SHARES
01/01/02 to 06/30/02(7)       $17.55   (13.95)%(2)      $  4,327        1.35%(1)         1.47%(1)          (0.12)%(1)        26.77%
12/31/01                       20.73   (12.56)             5,611        1.35             1.46              (0.11)            41.63
12/31/00                       24.62    (7.89)             6,313        1.35             1.41              (0.47)            43.74
12/31/99                       28.97    16.22              7,800        1.35             1.39              (0.41)            35.11
12/31/98                       26.18    24.68              7,661        1.35             1.36              (0.20)            34.96
12/31/97                       22.67    32.54              2,766        1.35             1.36              (0.03)            37.02

A SHARES
01/01/02 to 06/30/02(7)       $17.55   (14.00)%(2)(4)   $    660        1.35%(1)         1.47%(1)          (0.12)%(1)        26.77%
12/31/01                       20.73   (12.53)(4)            649        1.35             1.46              (0.11)            41.63
12/31/00                       24.61    (7.90)(4)            758        1.35             1.41              (0.47)            43.74
02/05/99(3) to 12/31/99        28.96    12.65(2)(4)          710        1.42(1)          1.46(1)           (0.48)(1)         35.11

B SHARES
01/01/02 to 06/30/02(7)       $17.44   (14.24)%(2)(5)   $     34        2.10%(1)         2.22%(1)          (0.87)%(1)        26.77%
05/31/01(3) to 12/31/01        20.66    (9.17)(2)(5)          13        2.10(1)          2.21(1)           (0.86)(1)         41.63

--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)       $17.48    (1.24)%(2)      $411,280        1.20%(1)         1.25%(1)          (0.59)%(1)        38.11%
12/31/01                       17.70    (9.65)           411,368        1.20             1.25              (0.67)            85.04
12/31/00                       19.88     6.75            465,215        1.20             1.22              (0.70)            86.88
12/31/99                       24.17    40.14            432,071        1.20             1.21              (0.50)            59.99
12/31/98                       17.85     1.16            296,719        1.20             1.21              (0.28)            51.49
12/31/97                       17.71    25.47            274,353        1.20             1.21               0.03             39.63

N SHARES
01/01/02 to 06/30/02(7)       $17.19    (1.38)%(2)      $  8,197        1.45%(1)         1.50%(1)          (0.84)%(1)        38.11%
12/31/01                       17.44    (9.83)             8,301        1.45             1.50              (0.92)            85.04
12/31/00                       19.62     6.51              8,995        1.45             1.47              (0.95)            86.88
12/31/99                       23.99    39.75              6,397        1.45             1.46              (0.75)            59.99
12/31/98                       17.77     0.99              5,032        1.45             1.46              (0.53)            51.49
12/31/97                       17.66    25.14              2,485        1.45             1.46              (0.22)            39.63

A SHARES
01/01/02 to 06/30/02(7)       $17.19    (1.38)%(2)(4)   $    548        1.45%(1)         1.50%(1)          (0.84)%(1)        38.11%
12/31/01                       17.43    (9.83)(4)            246        1.45             1.50              (0.92)            85.04
12/31/00                       19.62     6.46(4)              50        1.45             1.47              (0.95)            86.88
03/05/99(3) to 12/31/99        23.99    48.98(2)(4)           28        1.49(1)          1.50(1)           (0.79)(1)         59.99

B SHARES
01/01/02 to 06/30/02(7)       $17.07    (1.73)%(2)(5)   $    136        2.20%(1)         2.25%(1)          (1.59)%(1)        38.11%
06/25/01(3) to 12/31/01        17.37    (3.77)(2)(5)          41        2.20(1)          2.25(1)           (1.67)(1)         85.04





                       See Notes to Financial Statements.


110-111

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                              NET                       NET
                             ASSET                  REALIZED AND  DISTRIBUTIONS   DISTRIBUTIONS  REDEMPTION
                             VALUE       NET        UNREALIZED      FROM NET        FROM NET    FEES ADDED TO
                           BEGINNING  INVESTMENT     GAIN/(LOSS)   INVESTMENT       REALIZED      PAID-IN
                           OF PERIOD    INCOME     ON INVESTMENTS    INCOME          GAINS        CAPITAL
--------------------------------------------------------------------------------------------------------------------------
--------------------
SMALL-CAP VALUE FUND
--------------------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)      $36.88     $0.090         $1.630       $      --       $(0.306)      $0.006(8)
12/31/01                      37.35      0.117          1.931          (0.117)       (2.401)          --
12/31/00                      30.29      0.031          9.854          (0.030)       (2.795)          --
12/31/99                      30.69      0.124          0.015          (0.122)       (0.417)          --
12/31/98                      33.02      0.132         (1.312)         (0.139)       (1.011)          --
03/24/97(3) to 12/31/97       28.29      0.146          7.467          (0.139)       (2.744)          --

N SHARES
01/01/02 to 06/30/02(7)      $36.81     $0.042         $1.628       $      --       $(0.306)      $0.006(8)
12/31/01                      37.28      0.037          1.931          (0.037)       (2.401)          --
12/31/00                      30.28      0.001          9.794              --        (2.795)          --
12/31/99                      30.69      0.031          0.029          (0.053)       (0.417)          --
12/31/98                      33.02      0.093         (1.342)         (0.070)       (1.011)          --
07/10/97(3) to 12/31/97       32.31      0.028          3.462          (0.036)       (2.744)          --

A SHARES
01/01/02 to 06/30/02(7)      $36.78     $0.040         $1.641       $      --       $(0.306)      $0.005(8)
12/31/01                      37.28      0.049          1.901          (0.049)       (2.401)          --
12/31/00                      30.28      0.001          9.794              --        (2.795)          --
08/18/99(3) to 12/31/99       29.09      0.008          1.368          (0.051)       (0.135)          --

B SHARES
01/01/02 to 06/30/02(7)      $36.69    $(0.098)        $1.628       $      --       $(0.306)      $0.006(8)
05/31/01(3) to 12/31/01       40.77     (0.087)        (1.592)             --        (2.401)          --

----------
INDEX FUND
----------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)      $23.91     $0.119        $(3.296)        $(0.113)      $(0.350)      $   --
12/31/01                      28.39      0.241         (3.742)         (0.242)       (0.737)          --
12/31/00                      33.21      0.274         (3.337)         (0.270)       (1.487)          --
12/31/99                      28.35      0.307          5.420          (0.305)       (0.562)          --
12/31/98                      23.51      0.304          6.247          (0.303)       (1.408)          --
12/31/97                      18.48      0.278          5.742          (0.281)       (0.709)          --

N SHARES
01/01/02 to 06/30/02(7)      $23.90     $0.087        $(3.282)        $(0.085)      $(0.350)      $   --
12/31/01                      28.39      0.177         (3.752)         (0.178)       (0.737)          --
12/31/00                      33.21      0.191         (3.333)         (0.191)       (1.487)          --
12/31/99                      28.35      0.249          5.413          (0.240)       (0.562)          --
12/31/98                      23.51      0.236          6.244          (0.232)       (1.408)          --
12/31/97                      18.48      0.247          5.725          (0.233)       (0.709)          --

B SHARES
01/01/02 to 06/30/02(7)      $23.90     $0.014        $(3.297)        $(0.017)      $(0.350)      $   --
08/22/01(3) to 12/31/01       24.77      0.038         (0.238)         (0.041)       (0.629)          --





                             NET                              NET                   RATIO OF EXPENSES
                            ASSET                            ASSETS     RATIO OF        TO AVERAGE        RATIO OF NET
                            VALUE                            END OF    EXPENSES TO      NET ASSETS      INVESTMENT INCOME PORTFOLIO
                            END OF        TOTAL              PERIOD    AVERAGE NET      (EXCLUDING       TO AVERAGE NET   TURNOVER
                            PERIOD        RETURN             (000)       ASSETS           WAIVERS)            ASSETS        RATE
----------------------------------------------------------------------------------------------------------------------------------
--------------------
SMALL-CAP VALUE FUND
--------------------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)    $  38.30        4.71%(2)         $286,856      0.99%(1)          1.08%(1)         0.49%(1)       65.65%
12/31/01                      36.88        5.57              248,031      0.99              1.08             0.36           80.85
12/31/00                      37.35       34.45              149,791      0.99              1.08             0.10           80.97
12/31/99                      30.29        0.49              115,544      0.99              1.04             0.37           70.84
12/31/98                      30.69       (3.93)             143,525      0.99              1.05             0.56           76.44
03/24/97(3) to 12/31/97       33.02       27.11(2)            99,816      0.99(1)           1.06(1)          0.63(1)        91.66(1)

N SHARES
01/01/02 to 06/30/02(7)    $  38.18        4.56%(2)         $  5,171      1.24%(1)          1.33%(1)         0.24%(1)       65.65%
12/31/01                      36.81        5.36                3,477      1.24              1.33             0.11           80.85
12/31/00                      37.28       34.15                1,247      1.24              1.33            (0.15)          80.97
12/31/99                      30.28        0.22                  743      1.24              1.29             0.12           70.84
12/31/98                      30.69       (4.15)                 641      1.24              1.30             0.31           76.44
07/10/97(3) to 12/31/97       33.02       10.95(2)               292      1.24(1)           1.31(1)          0.38(1)        91.66(1)

A SHARES
01/01/02 to 06/30/02(7)    $  38.16        4.59%(2)(4)      $    699      1.24%(1)          1.33%(1)         0.24%(1)       65.65%
12/31/01                      36.78        5.31(4)               341      1.24              1.33             0.11           80.85
12/31/00                      37.28       34.15(4)                61      1.24              1.33            (0.15)          80.97
08/18/99(3) to 12/31/99       30.28        4.77(2)(4)             12      1.24(1)           1.29(1)          0.12(1)        70.84

B SHARES
01/01/02 to 06/30/02(7)    $  37.92        4.19%(2)(5)      $   485       1.99%(1)          2.08%(1)        (0.51)%(1)      65.65%
05/31/01(3) to 12/31/01       36.69       (4.06)(2)(5)          302       1.99(1)           2.08(1)         (0.64)(1)       80.85

----------
INDEX FUND
----------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)    $  20.27      (13.32)%(2)        $355,282      0.45%(1)          0.51%(1)         1.02%(1)        0.99%
12/31/01                      23.91      (12.30)             432,923      0.45              0.50             0.93            4.26
12/31/00                      28.39       (9.33)             532,044      0.45              0.47             0.85            8.39
12/31/99                      33.21       20.40              549,696      0.45              0.46             1.04            2.17
12/31/98                      28.35       28.22              362,568      0.45              0.46             1.16            5.59
12/31/97                      23.51       32.78              292,196      0.45              0.47             1.39            7.10

N SHARES
01/01/02 to 06/30/02(7)    $  20.27      (13.39)%(2)        $ 19,042      0.70%(1)          0.76%(1)         0.77%(1)        0.99%
12/31/01                      23.90      (12.57)              24,449      0.70              0.75             0.68            4.26
12/31/00                      28.39       (9.55)              25,291      0.70              0.72             0.60            8.39
12/31/99                      33.21       20.14               24,056      0.70              0.71             0.79            2.17
12/31/98                      28.35       27.88               13,727      0.70              0.71             0.91            5.59
12/31/97                      23.51       32.51                6,942      0.70              0.72             1.14            7.10

B SHARES
01/01/02 to 06/30/02(7)    $  20.25      (13.74)%(2)(5)     $     32      1.45%(1)          1.51%(1)         0.06%(1)        0.99%
08/22/01(3) to 12/31/01       23.90       (0.75)(2)(5)            26      1.45(1)           1.50(1)          0.04(1)         4.26


                       See Notes to Financial Statements.

112-113

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                              NET                       NET
                             ASSET                  REALIZED AND  DISTRIBUTIONS   DISTRIBUTIONS  REDEMPTION
                             VALUE       NET        UNREALIZED      FROM NET        FROM NET    FEES ADDED TO
                           BEGINNING  INVESTMENT     GAIN/(LOSS)   INVESTMENT       REALIZED       PAID-IN
                           OF PERIOD    INCOME     ON INVESTMENTS    INCOME          GAINS         CAPITAL
-------------------------------------------------------------------------------------------------------------
--------------------------------
LARGE-CAP AGGRESSIVE GROWTH FUND
--------------------------------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)      $ 6.12    $(0.016)       $(1.354)      $    --        $      --        $  --
12/31/01                       9.73     (0.013)        (3.597)           --               --           --
12/28/00(3) to 12/31/00       10.00     (0.001)        (0.269)           --               --           --

B SHARES
01/01/02 to 06/30/02(7)      $ 6.09    $(0.043)       $(1.347)      $    --        $      --        $  --
07/26/01(3) to 12/31/01        6.55     (0.033)        (0.427)           --               --           --

--------------------------------
SMALL-CAP AGGRESSIVE GROWTH FUND
--------------------------------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)      $ 9.68    $(0.027)       $(0.883)      $    --        $      --        $  --
01/09/01(3) TO 12/31/01       10.00     (0.014)        (0.306)           --               --           --

B SHARES
01/01/02 to 06/30/02(7)      $ 9.68    $(0.068)       $(0.882)      $    --        $      --        $  --
12/20/01(3) to 12/31/01        9.36     (0.009)         0.329            --               --           --

---------------
TECHNOLOGY FUND
---------------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)      $ 5.87    $(0.021)       $(2.029)      $    --        $      --        $  --
12/31/01                       9.72     (0.037)        (3.813)           --               --           --
12/27/00(3) to 12/31/00       10.00         --         (0.280)           --               --           --

B SHARES
01/01/02 to 06/30/02(7)      $ 5.84    $(0.043)       $(2.007)      $    --        $      --        $  --
08/06/01(3) to 12/31/01        6.58     (0.039)        (0.701)           --               --           --

-------------
BALANCED FUND
-------------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)      $13.01     $0.162        $(0.486)      $(0.156)       $      --        $  --
12/31/01                      13.27      0.362         (0.216)       (0.364)          (0.042)          --
12/31/00                      12.38      0.389          1.115        (0.391)          (0.223)          --
12/31/99                      14.44      0.444         (0.668)       (0.435)          (1.401)          --
12/31/98                      14.93      0.492          0.753        (0.494)          (1.241)          --
03/24/97(3) to 12/31/97       12.74      0.377          2.185        (0.372)              --           --

N SHARES
01/01/02 to 06/30/02(7)      $13.00     $0.145        $(0.485)      $(0.140)       $      --        $  --
12/31/01                      13.27      0.331         (0.226)       (0.333)          (0.042)          --
12/31/00                      12.38      0.356          1.114        (0.357)          (0.223)          --
12/31/99                      14.44      0.386         (0.641)       (0.404)          (1.401)          --
12/31/98                      14.93      0.440          0.759        (0.448)          (1.241)          --
04/16/97(3) to 12/31/97       12.56      0.301          2.411        (0.342)              --           --

A SHARES
01/01/02 to 06/30/02(7)      $13.00     $0.149        $(0.489)      $(0.140)       $      --        $  --
12/31/01                      13.26      0.333         (0.216)       (0.335)          (0.042)          --
12/31/00                      12.38      0.356          1.107        (0.360)          (0.223)          --
02/10/99(3) to 12/31/99       14.14      0.340         (0.305)       (0.394)          (1.401)          --

B SHARES
02/04/02(3) to 06/30/02(7)   $13.02     $0.078        $(0.471)      $(0.127)       $      --        $  --







                             NET                              NET                   RATIO OF EXPENSES
                            ASSET                            ASSETS     RATIO OF        TO AVERAGE        RATIO OF NET
                            VALUE                            END OF    EXPENSES TO      NET ASSETS      INVESTMENT INCOME PORTFOLIO
                            END OF        TOTAL              PERIOD    AVERAGE NET      (EXCLUDING       TO AVERAGE NET   TURNOVER
                            PERIOD        RETURN             (000)       ASSETS           WAIVERS)            ASSETS        RATE
------------------------------------------------------------------------------------------------------------------------------------
--------------------------------
LARGE-CAP AGGRESSIVE GROWTH FUND
--------------------------------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)    $   4.75      (22.39)%(2)        $ 1,845       1.00%(1)          2.03%(1)        (0.56)%(1)      39.93%
12/31/01                       6.12      (37.10)              2,409       1.00              5.27            (0.20)          94.53
12/28/00(3) to 12/31/00        9.73       (2.70)(2)              24       1.00(1)             --(6)         (1.00)(1)        0.00

B SHARES
01/01/02 to 06/30/02(7)    $   4.70      (22.82)%(2)(5)     $     3       2.00%(1)          3.03%(1)        (1.56)%(1)      39.93%
07/26/01(3) to 12/31/01        6.09       (7.02)(2)(5)            4       1.96(1)           7.89(1)         (1.30) (1)      94.53

--------------------------------
SMALL-CAP AGGRESSIVE GROWTH FUND
--------------------------------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)    $   8.77       (9.40)%(2)        $ 8,877       1.00%(1)          1.35%(1)        (0.58)%(1)      54.62%
01/09/01(3) TO 12/31/01        9.68       (3.20)(2)           7,854       1.00(1)           2.53(1)         (0.15)(1)     59.94(1)

B SHARES
01/01/02 to 06/30/02(7)    $   8.73       (9.81)%(2)(5)     $     3       1.92%(1)          2.14%(1)        (1.47)%(1)      54.62%
12/20/01(3) to 12/31/01        9.68        3.42(2)(5)             1       2.00(1)           3.37(1)         (1.62)(1)       59.94(1)

---------------
TECHNOLOGY FUND
---------------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)    $   3.82      (34.92)%(2)        $ 1,874       1.00%(1)          1.72%(1)        (0.85)%(1)      45.50%
12/31/01                       5.87      (39.61)              3,430       1.00              3.37            (0.57)          95.29
12/27/00(3) to 12/31/00        9.72       (2.80)(2)           2,038       1.00(1)             --(6)          4.47(1)         0.00

B SHARES
01/01/02 to 06/30/02(7)    $   3.79      (35.10)%(2)(5)     $     1       1.89%(1)          1.89%(1)        (1.85)%(1)      45.50%
08/06/01(3) to 12/31/01        5.84      (11.25)(2)(5)           --       2.00(1)           6.21(1)         (1.82)(1)       95.29

-------------
BALANCED FUND
-------------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)    $  12.53       (2.52)%(2)        $52,186       0.88%(1)          1.10%(1)         2.51%(1)       32.78%
12/31/01                      13.01        1.21              52,552       0.88              1.10             2.77           65.21
12/31/00                      13.27       12.31              56,197       0.88              1.14             2.99          141.47
12/31/99                      12.38       (1.30)             21,871       0.88              1.05             2.84           67.77
12/31/98                      14.44        8.61              56,027       0.88              0.98             3.16           70.93
03/24/97(3) to 12/31/97       14.93       20.24(2)           69,415       0.88(1)           0.92(1)          3.45(1)       108.29(1)

N SHARES
01/01/02 to 06/30/02(7)    $  12.52       (2.64)%(2)        $ 2,030       1.13%(1)          1.35%(1)         2.26%(1)     32.78%
12/31/01                      13.00        0.88               2,253       1.13              1.35             2.52         65.21
12/31/00                      13.27       12.03               2,073       1.13              1.57             2.69        141.47
12/31/99                      12.38       (1.52)              2,311       1.13              1.30             2.59         67.77
12/31/98                      14.44        8.29               2,328       1.13              1.23             2.91         70.93
04/16/97(3) to 12/31/97       14.93       21.72(2)              700       1.13(1)           1.17(1)          3.20(1)     108.29(1)

A SHARES
01/01/02 to 06/30/02(7)    $  12.52       (2.64)%(2)(4)     $   276       1.13%(1)          1.35%(1)         2.26%(1)       32.78%
12/31/01                      13.00        0.97(4)              294       1.13              1.16             2.52           65.21
12/31/00                      13.26       11.97(4)              131       1.13              1.51             2.74          141.47
02/10/99(3) to 12/31/99       12.38        0.50(2)(4)            84       1.21(1)           1.38(1)          2.51(1)        67.77

B SHARES
02/04/02(3) to 06/30/02(7) $  12.50       (3.04)%(2)(5)     $    41       1.88%(1)          2.10%(1)         1.55%(1)       32.78%




                       See Notes to Financial Statements.
114-115

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                              NET                       NET
                             ASSET                  REALIZED AND  DISTRIBUTIONS   DISTRIBUTIONS  REDEMPTION
                             VALUE       NET        UNREALIZED      FROM NET        FROM NET    FEES ADDED TO
                           BEGINNING  INVESTMENT     GAIN/(LOSS)   INVESTMENT       REALIZED       PAID-IN
                           OF PERIOD    INCOME     ON INVESTMENTS    INCOME          GAINS         CAPITAL
-------------------------------------------------------------------------------------------------------------
------------------
INTERNATIONAL FUND
------------------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)      $11.54     $0.100         $0.043       $    --         $   --        $0.047(8)
12/31/01                      14.36      0.055         (2.825)       (0.050)            --            --
12/31/00                      15.89      0.120         (1.606)       (0.044)            --            --
12/31/99                      12.55      0.117          3.309        (0.086)            --            --
12/31/98                      13.33      0.166         (0.787)       (0.159)            --            --
12/31/97                      15.46      0.116         (0.858)       (0.125)        (1.263)           --

N SHARES
01/01/02 to 06/30/02(7)      $11.55     $0.051         $0.079       $    --         $   --        $0.040(8)
12/31/01                      14.36      0.026         (2.815)       (0.021)            --            --
12/31/00                      15.89      0.076         (1.606)           --             --            --
12/31/99                      12.55      0.101          3.262        (0.023)            --            --
12/31/98                      13.33      0.140         (0.787)       (0.133)            --            --
12/31/97                      15.46      0.078         (0.876)       (0.069)        (1.263)           --

A SHARES
01/01/02 to 06/30/02(7)      $11.57     $0.080         $0.087       $    --         $   --        $0.003(8)
12/31/01                      14.38      0.016         (2.815)       (0.011)            --            --
12/31/00                      15.89      0.076         (1.586)           --             --            --
03/05/99(3) to 12/31/99       11.90     (0.009)         4.022        (0.023)            --            --

B SHARES
01/01/02 to 06/30/02(7)      $11.55     $0.041         $0.059       $    --         $   --        $0.040(8)
07/23/01(3) to 12/31/01       12.49     (0.057)        (0.883)           --             --            --

---------------------
EMERGING MARKETS FUND
---------------------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)      $ 6.80     $0.040         $0.397       $    --         $   --        $0.003(8)
12/31/01                       6.88      0.043         (0.085)       (0.038)            --            --
12/31/00                       9.64      0.033         (2.786)       (0.007)            --            --
12/31/99                       5.87     (0.004)         3.790        (0.016)            --            --
12/31/98                       8.55      0.023         (2.688)       (0.015)            --            --
10/21/97(3) to 12/31/97       10.00      0.006         (1.456)           --             --            --

N SHARES
01/01/02 to 06/30/02(7)      $ 6.75     $0.018         $0.398       $    --         $   --        $0.004(8)
12/31/01                       6.80      0.012         (0.055)       (0.007)            --            --
12/31/00                       9.58      0.025         (2.805)           --             --            --
12/31/99                       5.85     (0.027)         3.773        (0.016)            --            --
12/31/98                       8.54      0.008         (2.698)           --             --            --
10/21/97(3) to 12/31/97       10.00      0.002         (1.462)           --             --            --

A SHARES
01/01/02 to 06/30/02(7)      $ 6.75     $0.045         $0.373       $    --         $   --        $0.002(8)
12/31/01                       6.82      0.024         (0.075)       (0.019)            --            --
12/31/00                       9.58      0.025         (2.785)           --             --            --
08/12/99(3) to 12/31/99        7.47     (0.024)         2.150        (0.016)            --            --

B SHARES
04/18/02(3) to 06/30/02(7)   $ 7.76     $0.006        $(0.607)      $    --         $   --        $0.001(8)






                             NET                              NET                   RATIO OF EXPENSES
                            ASSET                            ASSETS     RATIO OF        TO AVERAGE        RATIO OF NET
                            VALUE                            END OF    EXPENSES TO      NET ASSETS      INVESTMENT INCOME PORTFOLIO
                            END OF        TOTAL              PERIOD    AVERAGE NET      (EXCLUDING       TO AVERAGE NET   TURNOVER
                            PERIOD        RETURN             (000)       ASSETS           WAIVERS)            ASSETS        RATE
------------------------------------------------------------------------------------------------------------------------------------
------------------
INTERNATIONAL FUND
------------------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)      $11.73        1.65%(2)        $156,424       1.40%(1)          1.43%(1)         1.71%(1)        7.97%
12/31/01                      11.54      (19.29)            177,337       1.36              1.37             0.75           38.32
12/31/00                      14.36       (9.34)            254,642       1.35              1.36             0.82           76.86
12/31/99                      15.89       27.33             272,886       1.35              1.35             0.86           48.49
12/31/98                      12.55       (4.64)            194,447       1.33              1.33             1.64           45.82
12/31/97                      13.33       (4.87)            172,158       1.40              1.42             0.82           93.33

N SHARES
01/01/02 to 06/30/02(7)      $11.72        1.38%(2)        $  1,631       1.56%(1)          1.58%(1)         0.88%(1)        7.97%
12/31/01                      11.55      (19.46)              5,336       1.61              1.62             0.50           38.32
12/31/00                      14.36       (9.50)              2,525       1.60              1.61             0.57           76.86
12/31/99                      15.89       26.81               2,531       1.60              1.60             0.61           48.49
12/31/98                      12.55       (4.84)              1,657       1.58              1.58             1.39           45.82
12/31/97                      13.33       (5.21)              1,265       1.65              1.67             0.57           93.33

A SHARES
01/01/02 to 06/30/02(7)      $11.74        1.47%(2)(4)     $    229       1.65%(1)          1.68%(1)         1.40%(1)        7.97%
12/31/01                      11.57      (19.47)(4)               3       1.61              1.62             0.18           38.32
12/31/00                      14.38       (9.50)(4)               2       1.60              1.61             0.57           76.86
03/05/99(3) to 12/31/99       15.89       33.73(2)(4)             5       1.65(1)           1.65(1)          0.56(1)        48.49

B SHARES
01/01/02 to 06/30/02(7)      $11.69        1.21%(2)(5)     $      5       2.29%(1)          2.29%(1)         0.71%(1)        7.97%
07/23/01(3) to 12/31/01       11.55       (7.53)(2)(5)            1       2.19(1)           2.19(1)         (1.10)(1)       38.32

---------------------
EMERGING MARKETS FUND
---------------------
INSTITUTIONAL SHARES
01/01/02 to 06/30/02(7)      $ 7.24        6.47%(2)        $ 83,897       1.69%(1)          1.75%(1)         1.06%(1)       12.63%
12/31/01                       6.80       (0.60)             40,063       1.74              1.89             0.78           26.93
12/31/00                       6.88      (28.55)             32,313       1.67              1.71             0.37           78.65
12/31/99                       9.64       64.53              38,155       1.70              1.76            (0.17)          53.69
12/31/98                       5.87      (31.16)             19,072       1.75              2.08             1.06           34.55
10/21/97(3) to 12/31/97        8.55      (14.50)(2)          18,023       1.75(1)           2.09(1)          0.43(1)           --

N SHARES
01/01/02 to 06/30/02(7)    $   7.17        5.91%(2)        $    324       1.90%(1)          1.94%(1)         0.49%(1)       12.63%
12/31/01                       6.75       (0.33)                352       1.99              2.14             0.75           26.93
12/31/00                       6.80      (29.02)                297       1.96              2.00             0.18           78.65
12/31/99                       9.58       64.06                 322       1.95              2.01            (0.42)          53.69
12/31/98                       5.85      (31.50)                 62       2.00              2.33             0.81           34.55
10/21/97(3) to 12/31/97        8.54      (14.60)(2)              96       2.00(1)           2.34(1)          0.18(1)           --

A SHARES
01/01/02 to 06/30/02(7)      $ 7.17        6.22%(2)(4)     $    164       2.00%(1)          2.07%(1)         1.22%(1)       12.63%
12/31/01                       6.75       (0.74)(4)               6       1.99              2.08             0.68           26.93
12/31/00                       6.82      (28.81)(4)               8       1.92              1.96             0.16           78.65
08/12/99(3) to 12/31/99        9.58       28.48(2)(4)             5       1.95(1)           2.01(1)         (0.42)(1)       53.69

B SHARES
04/18/02(3) to 06/30/02(7)   $ 7.16       (7.73)%(2)(5)    $      7       2.69%(1)          2.75%(1)         0.40%(1)       12.63%

(1) Annualized.
(2) Total returns for periods of less than one year are not annualized.
(3) Date commenced operations.
(4) Sales load is not reflected in total return.
(5) Contingent deferred sales load is not reflected in total return.
(6) Not meaningful given short period.
(7) Unaudited.
(8) Fund assesses a redemption fee in the amount of 2.00% on redemptions of shares that have been held 90 days or less from time of purchase. Fees collected are retained by the Fund for the benefit of the remaining shareholders.


                       See Notes to Financial Statements.


116-117

                              HARRIS INSIGHT FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2002 (UNAUDITED)


1.   ORGANIZATION

     Harris Insight Funds Trust (the "Trust") was organized as a business trust under the laws of The Commonwealth of Massachusetts on December 6, 1995. The Trust is an open-end management investment company and currently offers twenty-one diversified investment portfolios. The portfolios of the Trust are each referred to as a "Fund" and, collectively, as the "Funds" and are as follows:

            EQUITY FUNDS:
            Harris  Insight  Equity Fund ("Equity  Fund")
            Harris Insight Equity Income Fund ("Equity Income Fund")
            Harris Insight Core Equity Fund ("Core Equity Fund")
            Harris Insight Small-Cap Opportunity Fund ("Small-Cap Opportunity
               Fund")
            Harris Insight Small-Cap Value Fund ("Small-Cap Value Fund") Harris Insight Index Fund ("Index Fund")
            Harris Insight International Fund ("International Fund")
            Harris Insight Large-Cap Aggressive Growth Fund ("Large-Cap
               Aggressive Growth Fund")
            Harris Insight Small-Cap Aggressive Growth Fund ("Small-Cap
               Aggressive Growth Fund")
            Harris Insight Technology Fund ("Technology Fund")
            Harris Insight Balanced Fund ("Balanced Fund")
            Harris Insight Emerging Markets Fund ("Emerging Markets Fund")

            FIXED INCOME FUNDS:
            Harris Insight Short/Intermediate Bond Fund ("Short/Intermediate
               Bond Fund")
            Harris Insight Convertible Securities Fund ("Convertible Securities
               Fund")
            Harris Insight Bond Fund ("Bond Fund")
            Harris Insight Intermediate Government Bond Fund ("Intermediate
               Government Bond Fund")
            Harris Insight Intermediate Tax-Exempt Bond Fund ("Intermediate
               Tax-Exempt Bond Fund")
            Harris Insight Tax-Exempt Bond Fund ("Tax-Exempt Bond Fund")

            MONEY MARKET FUNDS:
            Harris Insight Government Money Market Fund ("Government Money
               Market Fund")
            Harris Insight Money Market Fund ("Money Market Fund")
            Harris Insight Tax-Exempt Money Market Fund ("Tax-Exempt Money
               Market Fund")

     The Trust offers six classes of shares, A shares, N shares, B shares, Service shares, Exchange shares, and Institutional shares. Institutional shares are offered by each Fund. A shares are offered by each Fund, except for the Index Fund, the Large-Cap Aggressive Growth Fund, the Small-Cap Aggressive Growth Fund, the Technology Fund and each of the Money Market Funds. N shares are offered by each Fund, except for the Large-Cap Aggressive Growth Fund, the Small-Cap Aggressive Growth Fund, and the Technology Fund. B shares are offered by each Fund, except for the Convertible Securities Fund, the Tax-Exempt Money Market Fund, and the Government Money Market Fund. Service shares are offered only by each of the Money Market Funds. Exchange shares are offered only by the Money Market Fund. Shares of all classes of a Fund have equal voting rights except on class-specific matters. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of relative net assets of all classes, except that each class bears any expenses unique to that class. N shares, A shares, B shares, Service shares, and Exchange shares are subject to certain service organization/agent fees as described in Note 4 and Note 5 and the A shares are sold subject to a sales load (Note 6). Institutional shares are not subject to service organization/agent fees or sales loads.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)


2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies used by the Funds in the preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     (A) SECURITY VALUATION -- Equity securities are valued at the last sales price on the primary market where traded as of the close of regular trading on the New York Stock Exchange (which is currently 4:00 P.M., Eastern time). In the absence of any sale on the valuation date, the securities are valued at the closing bid price. Securities traded only on the over-the-counter markets are valued at the closing over-the-counter bid prices. Debt obligations and fixed-income securities, including asset-backed and mortgage-backed securities (but not including securities with remaining maturities of 60 days or less or securities held by the Money Market Funds), are valued at the mean of the last bid and asked prices. In the event that market prices are not readily available, or where last sale prices are considered not reflective of market values as of the valuation time (e.g., from foreign markets), securities are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Debt obligations with remaining maturities of 60 days or less and securities held by the Money Market Funds are valued at amortized cost.

     Each of the Money Market Funds values its investments using the amortized cost method, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

     (B) FOREIGN CURRENCY TRANSLATION-- The books and records of the International Fund and the Emerging Markets Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

          (i) market   value  of   investment   securities,   other  assets  and
              liabilities at the current rate of exchange on the valuation date; and

          (ii)purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Fund and the Emerging Markets Fund do not isolate that portion of gains and losses on investments in securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The International Fund and the Emerging Markets Fund report gains and losses on foreign currency-related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses, to the extent realized, are treated as ordinary income or loss for federal income tax purposes.

     (C) FEDERAL INCOME TAXES -- Each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its net investment income and net realized capital gains to shareholders. Accordingly, no provision for federal income tax is required.

     (D) DISTRIBUTIONS -- Each of the Funds declares dividends from net investment income. Dividends from the Money Market Funds and the Fixed Income Funds (other than the Convertible Securities Fund) are declared daily and paid monthly. Dividends from the Convertible Securities Fund, Equity Fund, Equity Income Fund, Index Fund, and Balanced Fund are declared and paid quarterly. Dividends from the Core Equity Fund, Small-Cap Opportunity Fund, Small-Cap Value Fund, Large-Cap Aggressive Growth Fund, Small-Cap Aggressive Growth Fund, Technology Fund, International Fund and the Emerging Markets Fund are declared and paid annually. Each Fund's net realized capital gains, if any, are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend dates.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)

     The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted
accounting   principles  in  the  United  States  of  America.   These  book/tax
differences are either temporary or permanent in nature. To the extent these differences are permanent, they are reclassified within the capital accounts to conform to their tax treatment in the period in which the difference arises.

     (E) FUTURES CONTRACTS -- The Funds may seek to hedge all or a portion of their investments through the use of securities index and other financial futures contracts. The Index Fund may maintain Standard & Poor's 500 Index futures contracts to simulate full investment in that index while retaining a cash position for fund management purposes, to facilitate trading or to reduce transaction costs. Upon entering into a futures contract, a Fund is required to deposit an amount ("initial margin") equal to a certain percentage of the contract value. Subsequent payments ("variation margin") are made or received by the Fund each day, reflecting the daily change in the value of the contracts and are recorded as an unrealized gain or loss. When the contract is closed, the Fund will recognize a realized gain or loss.

     Futures contracts are subject to the risk associated with the imperfect correlation between movements in the price of the futures contract and the price of the securities being hedged. The risk of imperfect correlation increases with respect to securities index futures as the composition of the Fund's portfolio diverges from composition of the index underlying such index futures. In addition, there is no assurance that a liquid secondary market will exist at the time the Fund elects to close out a futures position.

     (F) ORGANIZATION EXPENSES -- Certain Funds' share of the costs incurred in connection with the organization of the Trust has been deferred and is being amortized over 60 months from commencement of operations of the respective Fund.

     (G) ALLOCATION OF EXPENSES -- Expenses which have not been directly charged to a specific Fund are generally allocated among the Funds primarily on the basis of relative net assets. Expenses relating to a particular class of shares of a Fund are charged to that class. Non-class specific expenses of a Fund are allocated among the classes of shares of the Fund based upon the relative net assets of the classes.

     (H) DOLLAR ROLLS -- A Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. Realized gains and losses are deferred until ultimate sale of the security (without repurchase).

     (I) REPURCHASE AGREEMENTS -- Certain Funds invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters an insolvency proceeding, realization on the collateral by the Fund may be delayed or limited.

     (J) SECURITIES LENDING -- The non-Money Market Funds may participate in a securities lending program with certain counterparties whereby a Fund may loan securities to an organization that provides collateral. The lending Fund continues to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization on and/or retention of the collateral may be subject to legal proceedings. The market value of securities on loan to brokers and the value of collateral (consisting of repurchase agreements, commercial paper and money market funds) held by the Funds with respect to such loans (including rights to draw on letters of credit) at June 30, 2002, and income earned on securities loaned for the period ended June 30, 2002, are as follows:

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)


                                                           MARKET VALUE OF    VALUE OF COLLATERAL   INCOME EARNED ON
                                                         SECURITIES ON LOAN        RECEIVED        SECURITIES LOANED*
                                                         ------------------   ------------------   ------------------
     Short/Intermediate Bond Fund .................          $ 8,188,945          $ 8,343,763            $ 5,759
     Bond Fund ....................................            6,607,213            6,781,150              8,150
     Intermediate Government Bond Fund ............            3,959,461            4,003,163                522
     Convertible Securities Fund ..................              941,814            1,004,003              3,548
     Equity Fund ..................................           66,359,675           67,659,243             33,742
     Equity Income Fund ...........................           13,110,980           13,442,989              7,648
     Core Equity Fund .............................           15,005,278           15,408,592             12,582
     Small-Cap Opportunity Fund ...................           54,788,467           57,434,984             42,478
     Small-Cap Value Fund .........................           45,580,595           47,238,677             34,245
     Index Fund ...................................           52,423,382           54,443,024             31,969
     Balanced Fund ................................            6,626,178            6,757,863              4,368

     *Income is included in interest income in the Statements of Operations.

     (K) Certain costs incurred in connection with the initial offering of shares of the Large-Cap Aggressive Growth Fund, Small-Cap Aggressive Growth Fund, and Technology Fund, estimated at $17,398 for each Fund, have been paid by the Funds' Administrator. The Funds will reimburse the Administrator for such costs, which were deferred and amortized by the Funds over the period ended December 31, 2001.

     (L) OTHER -- Investment transactions are recorded on trade date. Interest income, including the amortization of discount or premium, is recorded as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.


3.   ADVISORY, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS

     The Trust retains Harris Investment Management ("HIM") as investment adviser (the "Adviser") for each Fund, pursuant to an advisory contract for each Fund. As Adviser, HIM is entitled to receive fees payable monthly, based upon the average daily net asset value of each Fund, at the following annual rates:

          Each Money Market Fund                0.14% of the first $100 million
                                                of net assets and 0.10% of net
                                                assets over $100 million
          Short/Intermediate Bond Fund          0.70%
          Bond Fund                             0.65%
          Intermediate Government Bond Fund     0.65%
          Intermediate Tax-Exempt Bond Fund     0.60%
          Tax-Exempt Bond Fund                  0.60%
          Convertible Securities Fund           0.70%
          Equity Fund                           0.70%
          Equity Income Fund                    0.70%
          Core Equity Fund                      0.90%
          Small-Cap Opportunity Fund            1.00%
          Small-Cap Value Fund                  0.80%
          Index Fund                            0.25%
          Large-Cap Aggressive Growth Fund      0.75%
          Small-Cap Aggressive Growth Fund      0.75%
          Technology Fund                       0.75%
          Balanced Fund                         0.60%
          International Fund                    1.05%
          Emerging Markets Fund                 1.25%

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)


     HIM may, at its discretion, voluntarily waive all or any portion of its advisory fee for any Fund. For the period ended June 30, 2002, advisory fees and waivers for certain Funds were as follows:


                                                                GROSS                               NET
                                                            ADVISORY FEE         WAIVER        ADVISORY FEE
                                                            ------------        --------       ------------
     Short/Intermediate Bond Fund .................          $  825,219         $425,676        $  399,543
     Bond Fund ....................................             719,553          348,075           371,478
     Intermediate Government Bond Fund ............             228,122          187,312            40,810
     Intermediate Tax-Exempt Bond Fund ............             691,846          691,846                 0
     Tax-Exempt Bond Fund .........................             325,641          325,641                 0
     Convertible Securities Fund ..................              97,802           36,107            61,695
     Equity Income Fund ...........................             211,755           43,854           167,901
     Core Equity Fund .............................             647,095           61,757           585,338
     Small-Cap Opportunity Fund ...................           2,172,814           84,375         2,088,439
     Small-Cap Value Fund .........................           1,122,769          102,367         1,020,402
     Index Fund ...................................             527,514           97,613           429,901
     Large-Cap Aggressive Growth Fund .............               8,642            8,642                 0
     Small-Cap Aggressive Growth Fund .............              35,642           15,029            20,613
     Technology Fund ..............................              10,799           10,202               597
     Balanced Fund ................................             167,235           36,458           130,777

     There were no advisory fee waivers for the other Funds.

     For the period ended June 30, 2002, HIM and/or Harris Trust and Savings Bank also reimbursed expenses of $3,178 for the Large-Cap Aggressive Growth Fund.

     HIM has entered into Investment Sub-Advisory Agreements with Hansberger Global Investors, Inc. ("Hansberger") with respect to the International Fund and the Emerging Markets Fund. Pursuant to those agreements, Hansberger selects and manages the securities in which those Funds invest. Hansberger, as Sub-Adviser, receives a fee directly from HIM and not from the Funds.

     The Trust has an Administration Agreement with Harris Trust and Savings Bank ("Harris Trust" or the "Administrator"). In this capacity, the Administrator generally assists the Funds in all aspects of their administration and operation. The Administrator has entered into Sub-Administration and Accounting Services Agreements with PFPC Inc. ("PFPC" or the "Sub-Administrator and Accounting Services Agent"), pursuant to which the Sub-Administrator and Accounting Services Agent performs certain administrative services for the Funds. Under these Agreements, the Administrator compensates the Sub-Administrator and Accounting Services Agent for providing such services. The Administrator also serves as the transfer and dividend disbursing agent of the Funds (the "Transfer Agent"). The Administrator has entered into a Sub-Transfer Agency Services Agreement with PFPC (the "Sub-Transfer Agent"), pursuant to which the Sub-Transfer Agent performs certain transfer agency and dividend disbursing agency services. The Administrator compensates the Sub-Transfer Agent for providing such services. PFPC Trust Co. (the "Custodian") serves as the Custodian of the assets of the Funds. As compensation for their services, the Administrator and the Custodian are entitled to receive a combined fee based on the aggregate average daily net assets of the Funds, payable monthly at an annual rate of 0.17% of the first $300 million of average daily net assets; 0.15% of the next $300 million; and 0.13% of the average net assets in excess of $600 million.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)


     PFPC Distributors, Inc. ("PFPC" or the "Distributor") provides services as distributor in connection with sales of shares of the Funds. No compensation is payable by the Funds to PFPC for its distribution services. Fees for services rendered by the Distributor were paid by the Administrator. For the period ended June 30, 2002, the aggregate sales charges paid with respect to A shares of the Funds were $54,965, of which $720 was retained and $54,245 was reallowed to dealer firms. Sales charges retained and reallowed are as follows:

                                                     RETAINED         REALLOWED
                                                     --------         ---------
     Short/Intermediate Bond Fund ............         $ 21              $ 844
     Bond Fund ...............................           63              5,092
     Intermediate Government Bond Fund .......           23              2,112
     Intermediate Tax-Exempt Bond Fund. ......            1              3,518
     Tax-Exempt Bond Fund ....................            6              2,534
     Convertible Securities Fund. ............            1                293
     Equity Fund .............................          114              5,500
     Equity Income Fund ......................            2                102
     Core Equity Fund ........................          160              2,041
     Small-Cap Opportunity Fund ..............          126             10,150
     Small-Cap Value Fund ....................          185             13,457
     Balanced Fund ...........................            0                 55
     International Fund ......................           35                353
     Emerging Markets Fund ...................          (17)             8,194

     For the period ended June 30, 2002, the aggregate sales charges paid with respect to the B Shares of the Funds were $659 of which $0 was retained and $659 was reallowed to dealer firms. Sales charges retained and reallowed are as follows:

                                                     RETAINED         REALLOWED
                                                     --------         ---------
     Bond Fund ...............................          $0              $230
     Intermediate Tax-Exempt Bond Fund .......           0               125
     Small-Cap Value Fund ....................           0               304

     Certain employees of Harris Trust and PFPC Inc. are officers of the Funds. During the period ended June 30, 2002, Harris Trust received $2,400,039 in aggregate fees and expenses (net of waivers of $1,421,672) and PFPC received a portion of the annual rate payable to the Administrator in the amount of $2,899,562 in aggregate fees and expenses (net of waivers of $279,411) from the Funds for services rendered under various agreements described above.


4.   SERVICE PLANS

     The Trust has adopted a Service Plan (the "Plan") for the N shares of each Fund. Under the Plan, each Fund may pay banks and other institutions ("Service Organizations") for shareholder support services that they provide, at a rate of up to 0.25% (on an annualized basis) of the average daily net asset value of the Fund's N shares.

     Under a separate Service Plan adopted by the N shares of the Money Market Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "12b-1 Plan"), those Funds may make payments to Service Organizations for shareholder support services and also may bear the costs connected with distribution and other services, at a rate of up to 0.10% (on an annualized basis) of the average daily net asset value of each Fund's N shares.

     The Funds, except for the Index Fund and the Money Market Funds, have adopted a separate 12b-1 Plan that provides for distribution/service fees of up to 0.25% (on an annualized basis) of the average daily net assets attributable to A shares.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)


     The Money Market Fund has adopted a Service Plan for the Exchange shares that provides for service fees at a rate of up to 0.05% (on an annualized basis) of the average daily net assets of the Fund's Exchange shares.

     The Money Market Funds have adopted a Service Plan for the Service shares that provides for service fees at a rate of up to 0.25% (on an annualized basis) of the average daily net asset value of the Service shares. In addition, the Money Market Funds have adopted a 12b-1 plan that provides for distribution fees of up to 0.15% (on an annualized basis) of the average daily net assets of the Service shares.

     Additionally, the Funds, except for the Government Money Market Fund, the Tax-Exempt Money Market Fund, and the Convertible Securities Fund, have adopted a Service Plan for B shares of the Funds that provides for service fees of up to 0.25% (on an annualized basis) of the average net assets of the B shares. The Funds, except for the Government Money Market Fund, the Tax-Exempt Money Market Fund, and the Convertible Securities Fund, have adopted a 12b-1 Plan that provides for distribution fees of up to 0.75% (on an annualized basis) of the average daily net assets of the B shares.

     For the period ended June 30, 2002, the non-Money Market Funds paid the following shareholder service fees pursuant to the Plans, including fees paid to Harris Trust and to the Distributor:
                                                     N SHARES         B SHARES
                                                     --------         --------
     Short/Intermediate Bond Fund ..............      $ 7,254           $ 70
     Bond Fund .................................        9,249            367
     Intermediate Government Bond Fund .........       14,756            308
     Intermediate Tax-Exempt Bond Fund .........        9,655             48
     Tax-Exempt Bond Fund ......................        3,438            286
     Convertible Securities Fund ...............          376             --
     Equity Fund ...............................       20,512             31
     Equity Income Fund ........................        4,911            106
     Core Equity Fund ..........................        6,139             30
     Small-Cap Opportunity Fund ................       10,739             92
     Small-Cap Value Fund ......................        6,132            481
     Index Fund ................................       27,156             36
     Large-Cap Aggressive Growth Fund ..........           --              5
     Small-Cap Aggressive Growth Fund ..........           --              2
     Balanced Fund .............................        2,722             23
     International Fund ........................        2,694              2
     Emerging Markets Fund .....................          468              2

     For the period ended June 30, 2002, shareholder service fees paid by the Money Market Funds under the Plan were $352,501, $1,744,459, and $288,710 and fees paid under the 12b-1 Plan were $141,000, $697,784, and $115,484 for the N shares of the Government Money Market Fund, Money Market Fund, and Tax-Exempt Money Market Fund, respectively.

     For the period ended June 30, 2002, with respect to the Service shares, shareholder services fees paid by the Money Market Funds under the Plan were $7,515, $114,685, and $11,047 and fees paid under the 12b-1 Plan were $4,509,
$68,811, and $6,628 for the Government Money Market Fund, Money Market Fund, and Tax-Exempt Money Market Fund, respectively.

     For the period ended June 30, 2002, shareholder service fees paid by the Money Market Fund were $125,836 for the Exchange shares.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)


    For the period ended June 30, 2002, the following Funds have paid fees under the 12b-1 plans for A and B shares. The fees are as follows:

                                                     A SHARES         B SHARES
                                                     --------         --------
     Short/Intermediate Bond Fund ..............      $1,470           $  210
     Bond Fund .................................         469            1,101
     Intermediate Government Bond Fund .........         651              925
     Intermediate Tax-Exempt Bond Fund .........         263              146
     Tax-Exempt Bond Fund ......................       1,143              859
     Convertible Securities Fund ...............         158               --
     Equity Fund ...............................         274               94
     Equity Income Fund ........................         411              318
     Core Equity Fund ..........................         799               90
     Small-Cap Opportunity Fund ................         457              276
     Small-Cap Value Fund ......................         588            1,442
     Index Fund ................................          --              106
     Large-Cap Aggressive Growth Fund ..........          --               14
     Small-Cap Aggressive Growth Fund ..........          --                7
     Technology Fund ...........................          --                2
     Balanced Fund .............................         365               70
     International Fund ........................          98                4
     Emerging Markets Fund .....................          61                5

     During the period ended June 30, 2002, Harris Trust received $3,531,073 in fees for services rendered under the terms of the Service Plans described above.


5.   PROGRAM SERVICE SHARE FEE

     Each of the Money Market Funds may pay Program Service fees to financial institutions to provide checkwriting, debit or credit card bill payment, and other auxillary services to participants in the cash management program, at a rate of up to 0.50% (on an annualized basis), of the average daily net assets attributable to Service shares. For the period ended June 30, 2002, fees paid by the Money Market Funds under the program were $9,018, $137,602, and $13,257 (net of voluntary waivers of $6,012, $91,768, and $8,836) for the Service shares of the Government Money Market Fund, Money Market Fund, and Tax-Exempt Money Market Fund, respectively.


6.   PUBLIC OFFERING PRICE

     A shares of the Funds are sold at a public offering price which is equal to the current net asset value of such shares with a maximum front-end sales load of 5.50% for the Equity Funds, 4.50% for the Convertible Securities Fund, Tax-Exempt Bond Fund, and Bond Fund, and 3.50% for the Intermediate Tax-Exempt Bond Fund, Short/Intermediate Bond Fund, and Intermediate Government Bond Fund.


7.   INVESTMENT TRANSACTIONS

     The cost of investments at June 30, 2002, and the net realized gains and losses on securities sold for the period then ended for each of the Funds for federal income tax purposes were not materially different from the amounts reported for financial reporting purposes.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)


     Purchases and sales of investment securities of the non-Money Market Funds (excluding short-term investments and U.S. government securities) during the period ended June 30, 2002, were as follows:


                                                             PURCHASES                 SALES
                                                            ------------           ------------
     Short/Intermediate Bond Fund ...................       $ 76,633,754           $ 63,471,940
     Bond Fund ......................................         48,372,653             45,904,597
     Intermediate Government Bond Fund ..............          6,052,802              9,245,492
     Intermediate Tax-Exempt Bond Fund ..............         88,907,557             65,873,429
     Tax-Exempt Bond Fund ...........................         68,120,785             64,862,240
     Convertible Securities Fund ....................          4,724,607             13,362,837
     Equity Fund ....................................        105,178,256            104,959,187
     Equity Income Fund .............................         21,198,261             23,137,072
     Core Equity Fund ...............................         38,264,787             51,780,768
     Small-Cap Opportunity Fund .....................        162,005,423            161,871,123
     Small-Cap Value Fund ...........................        204,067,100            177,014,542
     Index Fund .....................................          4,100,361             33,246,915
     Large-Cap Aggressive Growth Fund ...............            896,064                951,931
     Small-Cap Aggressive Growth Fund ...............          7,119,001              4,973,328
     Technology Fund ................................          1,267,016              1,749,387
     Balanced Fund ..................................         14,427,779             14,234,125
     International Fund .............................         13,216,777             46,045,041
     Emerging Markets Fund ..........................         48,895,302              7,658,523

     Purchases and sales of U.S. government securities (excluding short-term securities) of the non-Money Market Funds during the period ended June 30, 2002, were as follows:


                                                              PURCHASES                SALES
                                                             -----------            -----------
     Short/Intermediate Bond Fund ...................        $36,004,126            $38,415,709
     Bond Fund ......................................         31,819,833             28,528,494
     Intermediate Government Bond Fund ..............         25,585,414             15,560,951
     Balanced Fund ..................................          3,797,393              3,558,540


                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)


     At June 30, 2002, gross unrealized appreciation and depreciation for each non-Money Market Fund was as follows:

                                                                                                    NET UNREALIZED
                                                             UNREALIZED          UNREALIZED          APPRECIATION
                                                            APPRECIATION       (DEPRECIATION)       (DEPRECIATION)
                                                           --------------     ----------------     ----------------
     Short/Intermediate Bond Fund ...................       $ 7,189,884        $ (5,916,007)        $  1,273,877
     Bond Fund ......................................         6,372,566          (4,074,302)           2,298,264
     Intermediate Government Bond Fund ..............         2,504,361            (683,032)           1,821,329
     Intermediate Tax-Exempt Bond Fund ..............        15,253,383             (10,827)          15,242,556
     Tax-Exempt Bond Fund ...........................         9,537,889             (43,393)           9,494,496
     Convertible Securities Fund ....................           424,954          (6,660,972)          (6,236,018)
     Equity Fund ....................................        34,149,188         (33,795,705)             353,483
     Equity Income Fund .............................         6,899,955          (4,113,959)           2,785,996
     Core Equity Fund ...............................        15,010,991         (15,250,668)            (239,677)
     Small-Cap Opportunity Fund .....................        80,909,969         (28,758,047)          52,151,922
     Small-Cap Value Fund ...........................        34,078,001         (13,983,282)          20,094,719
     Index Fund .....................................        70,951,572         (75,373,213)          (4,421,641)
     Large-Cap Aggressive Growth Fund ...............            90,718            (352,639)            (261,921)
     Small-Cap Aggressive Growth Fund ...............           831,122          (1,236,260)            (405,138)
     Technology Fund ................................            57,876          (1,035,678)            (977,802)
     Balanced Fund ..................................         4,724,980          (4,098,335)             626,645
     International Fund .............................        15,255,682         (26,802,846)         (11,547,164)
     Emerging Markets Fund ..........................         7,422,955          (6,416,752)           1,006,203

     At December 31, 2001, the following Funds had available capital losses that may be used to offset future net capital gains through the years 2005, 2006, 2007, 2008 and 2009:


                  Tax-Exempt Money Market Fund .............   $     (3,784)
                  Short/Intermediate Bond Fund .............     (1,468,129)
                  Bond Fund ................................     (1,789,966)
                  Intermediate Government Bond Fund ........       (604,665)
                  Intermediate Tax-Exempt Bond Fund ........       (549,554)
                  Tax-Exempt Bond Fund .....................     (1,175,706)
                  Convertible Securities Fund ..............     (3,844,603)
                  Equity Fund ..............................     (1,557,903)
                  Small-Cap Opportunity Fund ...............    (11,712,406)
                  Large-Cap Aggressive Growth Fund .........       (484,014)
                  Small-Cap Aggressive Growth Fund .........       (358,932)
                  Technology Fund ..........................     (1,262,648)
                  Balanced Fund ............................       (729,974)
                  International Fund .......................    (22,785,435)
                  Emerging Markets Fund ....................    (10,615,245)

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)


8.   COMPOSITION OF NET ASSETS

     At June 30, 2002, net assets of each Fund consisted of:


                                                        GOVERNMENT                       TAX-EXEMPT
                                                       MONEY MARKET    MONEY MARKET     MONEY MARKET
                                                           FUND            FUND             FUND
                                                       ------------   --------------    -------------
     Beneficial Interest at Par Value ............     $    602,313   $    6,212,124     $    962,405
     Paid-in Capital .............................      601,711,396    6,205,912,754      961,442,074
     Undistributed Net Investment Income .........               --               (3)              --
     Accumulated Net Realized Gain/(Loss) ........           22,131           47,171           (5,883)
     Unrealized Appreciation/(Depreciation) on
        Investment Transactions, Futures Contracts
        and Foreign Currency Translations                        --               --               --
                                                       ------------   --------------     ------------
     Net Assets ..................................     $602,335,840   $6,212,172,046     $962,398,596
                                                       ============   ==============     ============



                                                          SHORT/                         INTERMEDIATE    INTERMEDIATE
                                                       INTERMEDIATE                       GOVERNMENT      TAX-EXEMPT
                                                         BOND FUND       BOND FUND         BOND FUND      BOND FUND
                                                       ------------   --------------     ------------   -------------
     Beneficial Interest at Par Value ............     $     23,490     $     21,256      $     4,526    $     21,620
     Paid-in Capital .............................      241,820,726      216,404,084       75,516,014     227,636,942
     Undistributed Net Investment Income .........           26,838         (149,199)         (38,675)            (16)
     Accumulated Net Realized Gain/(Loss) ........       (3,560,347)      (2,903,945)        (325,212)       (780,561)
     Unrealized Appreciation/(Depreciation) on
        Investment Transactions, Futures Contracts
        and Foreign Currency Translations ........        1,273,877        2,298,264        1,821,329      15,242,556
                                                       ------------     ------------      -----------    ------------
     Net Assets ..................................     $239,584,584     $215,670,460      $76,977,982    $242,120,541
                                                       ============     ============      ===========    ============



                                                                         CONVERTIBLE                        EQUITY
                                                        TAX-EXEMPT       SECURITIES         EQUITY          INCOME
                                                        BOND FUND           FUND             FUND            FUND
                                                       ------------      -----------     ------------     -----------
     Beneficial Interest at Par Value ............     $     10,512      $     1,190     $     28,755     $     3,671
     Paid-in Capital .............................      101,204,882       31,054,154      311,498,733      49,268,669
     Undistributed Net Investment Income .........              (15)           7,148           (4,333)         (5,837)
     Accumulated Net Realized Gain/(Loss) ........         (854,920)      (4,869,391)      (6,980,454)      2,040,358
     Unrealized Appreciation/(Depreciation) on
        Investment Transactions, Futures Contracts
        and Foreign Currency Translations ........        9,494,496       (6,236,018)         353,483       2,785,996
                                                       ------------      -----------     ------------     -----------
     Net Assets ..................................     $109,854,955      $19,957,083     $304,896,184     $54,092,857
                                                       ============      ===========     ============     ===========

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)


                                                           CORE           SMALL-CAP        SMALL-CAP
                                                          EQUITY         OPPORTUNITY         VALUE           INDEX
                                                           FUND             FUND             FUND            FUND
                                                       ------------     ------------     ------------    ------------
     Beneficial Interest at Par Value ............     $      7,081        $  24,050         $  7,655       $  18,445
     Paid-in Capital .............................      122,724,659      370,562,345      256,878,518     367,440,936
     Undistributed Net Investment Income .........          117,494       (1,292,612)         698,209         142,309
     Accumulated Net Realized Gain/(Loss) ........        3,147,048       (1,284,968)      15,532,047      11,176,274
     Unrealized Appreciation/(Depreciation) on
        Investment Transactions, Futures Contracts
        and Foreign Currency Translations ........         (239,677)      52,151,922       20,094,719      (4,421,641)
                                                       ------------     ------------     ------------    ------------
     Net Assets ..................................     $125,756,605     $420,160,737     $293,211,148    $374,356,323
                                                       ============     ============     ============    ============



                                                        LARGE-CAP         SMALL-CAP
                                                        AGGRESSIVE        AGGRESSIVE       TECHNOLOGY      BALANCED
                                                       GROWTH FUND       GROWTH FUND          FUND           FUND
                                                       ------------      -----------       ----------     -----------
     Beneficial Interest at Par Value ............       $      389      $     1,013       $      491     $     4,353
     Paid-in Capital .............................        3,206,264       10,128,999        5,092,682      55,342,444
     Undistributed Net Investment Income .........           (6,478)         (27,504)         (12,171)         27,467
     Accumulated Net Realized Gain/(Loss) ........       (1,090,602)        (816,886)      (2,228,571)     (1,468,083)
     Unrealized Appreciation/(Depreciation) on
        Investment Transactions, Futures Contracts
        and Foreign Currency Translations ........         (261,921)        (405,138)        (977,802)        626,645
                                                         ----------      -----------       ----------     -----------
     Net Assets ..................................       $1,847,652      $ 8,880,484       $1,874,629     $54,532,826
                                                         ==========      ===========       ==========     ===========


                                                                          EMERGING
                                                      INTERNATIONAL        MARKETS
                                                           FUND             FUND
                                                      -------------      -----------
     Beneficial Interest at Par Value ............     $     13,502      $    11,660
     Paid-in Capital .............................      199,020,967       93,016,119
     Undistributed Net Investment Income .........        1,169,182          325,219
     Accumulated Net Realized Gain/(Loss) ........      (30,367,174)      (9,967,001)
     Unrealized Appreciation/(Depreciation) on
        Investment Transactions, Futures Contracts
        and Foreign Currency Translations ........      (11,547,164)       1,006,203
                                                       ------------      -----------
     Net Assets ..................................     $158,289,313      $84,392,200
                                                       ============      ===========

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)


9.   CONCENTRATION OF RISKS

     The Tax-Exempt Money Market Fund, Intermediate Tax-Exempt Bond Fund, and Tax-Exempt Bond Fund invest primarily in diversified portfolios of municipal securities, including municipal bonds and debentures. The Fixed Income Funds and the Money Market Funds invest in debt instruments. The issuers' abilities to meet their obligations may be affected by political and economic developments in a specific state or region or their respective industries.

     The Technology Fund invests primarily in a concentrated list of securities whose issuers are engaged in the research, development, manufacture, or distribution of technological products, services, processes, advances, or improvements. These investments may involve industry concentration and risks not typically associated with a more broadly diversified fund mandate, as a result of, among other factors, economic, regulatory, financial or market conditions significantly affecting that industry or group.

     Each of the  International  Fund and the  Emerging  Markets Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the U.S., as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.


10.  LINE OF CREDIT

     The Trust, on behalf of each of the Funds, except for Large-Cap Aggressive Growth Fund, Small-Cap Aggressive Growth Fund and the Technology Fund, has a 364-day $200,000,000 aggregate Revolving Credit Facility ("Credit Facility") with Bank of Montreal, the ultimate parent of Harris Trust. The Credit Facility permits one or more of the Funds to borrow for temporary or emergency purposes, including, without limitation, funding of shareholder redemptions. Under the terms of the Credit Facility, each Fund pays a quarterly commitment fee at a rate of 0.09% per annum on the average daily balance of the Credit Facility that is available during each quarter ("Commitment Fee"). The Commitment Fee is allocated among the Funds based on relative net assets of the Funds. In addition, the Funds will pay interest on any borrowings at the Federal Funds rate plus 0.50%. For the period ended June 30, 2002, none of the Funds had borrowings under the Credit Facility.


11.  CHANGE IN ACCOUNTING PRINCIPLE

     Effective January 1, 2001, the Funds adopted the revised AICPA Audit and Accounting Guide, Audits of Investment Companies and began to classify gains and losses on mortgage- and asset-backed securities previously included in realized gains and losses, as a component of interest income. The effect of the accounting changes had no impact on total net assets of the Funds or the Funds' net asset values.

                                 FUND MANAGEMENT


     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information includes additional information about the Trustees and is available without charge, upon request, by calling (800) 982- 8782.



                                                                                       NUMBER OF
                                                                                      PORTFOLIOS IN            OTHER
                                       TERM OF OFFICE(1)                               FUND COMPLEX         TRUSTEESHIPS/
  NAME, (AGE AT 06/30/02),             AND LENGTH OF       PRINCIPAL OCCUPATION(S)     OVERSEEN BY         DIRECTORSHIPS
  ADDRESS AND POSITION(S) WITH TRUST   TIME SERVED          DURING PAST 5 YEARS          TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------


C. Gary Gerst (63)                        Since 1995       Chairman Emeritus,              21             Director, Florida Office
Chairman and Trustee                                       Jones Lang LaSalle,                            Property Company, Inc.
  200 East Randolph Drive                                  formerly named LaSalle                         (real estate investment
  Floor 43                                                 Partners Ltd. (real                            fund); Trustee, Henderson
  Chicago, Illinois 60601                                  estate investment                              Global Funds (7
                                                           manager and consulting                         Portfolios); and
                                                           firm).                                         President, KCI Inc.
                                                                                                          (Private S Corporation
                                                                                                          investing in non-public
                                                                                                          investments).
------------------------------------------------------------------------------------------------------------------------------------
Edgar R. Fiedler (73)                     Since 1995       Senior Fellow and                21            Director or Trustee, The
Trustee                                                    Economic Counselor,                            Scudder Funds (43
  50023 Brogden                                            The Conference Board.                          Portfolios) and PEG
  Chapel Hill, NC 27517                                                                                   Capital Management
                                                                                                          (investment manager).
------------------------------------------------------------------------------------------------------------------------------------
Valerie B. Jarrett (45)                   Since 1999       Executive Vice                   21            Director, USG Corporation
Trustee                                                    President, The                                 (building materials
  350 West Hubbard Street                                  Habitat Company                                manufacturer) and The
  Chicago, Illinois 60610                                  (residential property                          Chicago Stock Exchange;
                                                           developer), and                                and Trustee, University of
                                                           Chairman and Chief                             Chicago.
                                                           Executive Officer,
                                                           Chicago Transit
                                                           Authority.
------------------------------------------------------------------------------------------------------------------------------------
John W. McCarter, Jr. (64)                Since 1995       President and Chief              21            Chairman, Divergence
Trustee                                                    Executive Officer,                             L.L.C. (biotechnology
  1400 South Lake Shore Drive                              The Field Museum of                            firm); Director, W.W.
  Chicago, Illinois 60605                                  Natural History;                               Grainger, Inc. (industrial
                                                           formerly Senior Vice                           distributor) and A.M.
                                                           President and                                  Castle, Inc. (metals
                                                           Director, Booz-Allen                           distributor); and Trustee,
                                                           & Hamilton, Inc.                               Janus Adviser Series,
                                                           (consulting firm).                             Janus Aspen Series and
                                                                                                          Janus Investment Fund (52
                                                                                                          portfolios).
------------------------------------------------------------------------------------------------------------------------------------
Paula Wolff (57)                          Since 1998       Senior Executive,                21            Vice Chair, University of
Trustee                                                    Chicago Metropolis                             Chicago; Chair, University
  30 West Monroe Street                                    2020 (civic                                    of Chicago Hospitals; and
  18th Floor                                               organization), since                           Director, Ariel Capital
  Chicago, Illinois 60603                                  2000. President,                               Management, Inc.
                                                           Governors State                                (investment manager).
                                                           University, prior
                                                           thereto.
------------------------------------------------------------------------------------------------------------------------------------
                                                              OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Peter P. Capaccio (45)                    Since 2001       Senior Vice                     N/A                      N/A
President                                                  President, Harris
  111 West Monroe Street, 6W                               Trust and Savings
  Chicago, Illinois 60603                                  Bank.

------------------------------------------------------------------------------------------------------------------------------------
Ishwar D. Gupta (59)                      Since 2001       Senior Vice                     N/A                      N/A
Vice President and Assistant Secretary                     President, Harris
  111 West Monroe Street, 6W                               Trust and Savings
  Chicago, Illinois 60603                                  Bank.
------------------------------------------------------------------------------------------------------------------------------------
Merrill J. Sklenar (57)                   Since 2001       Vice President,                 N/A                      N/A
Vice President and Assistant Secretary                     Harris Trust and
  111 West Monroe Street, 6W                               Savings Bank, since
  Chicago, Illinois 60603                                  1997; formerly Vice
                                                           President, The
                                                           Long-Term Credit Bank
                                                           of Japan, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
David C. Lebisky (30)                     Since 2001       Assistant Vice                  N/A                      N/A
Secretary                                                  President, PFPC Inc.
  103 Bellevue Parkway                                     (mutual fund
  Wilmington, Delaware 19809                               administrator).
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Ryan (61)                       Since 1999       Vice President and              N/A                      N/A
Treasurer/CFO and Assistant Secretary                      Director of
  103 Bellevue Parkway                                     Accounting, PFPC Inc.
  Wilmington, Delaware 19809
------------------------------------------------------------------------------------------------------------------------------------

(1) Any Trustee who, on December 6, 1995 was a Trustee of the Trust and had attained the age of 65, shall retire at the end of the calendar year in which the trustee attains the age of 74 years. Any other Trustee shall retire at the end of the calendar year in which the Trustee attains the age of 72 years.

The President, Treasurer and Secretary shall each hold office until his successor shall have been duly elected and qualified, and all other officers shall hold office at the pleasure of the Trustees.

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                               [GRAPHIC OMITTED]
                             HARRIS INSIGHT(R) FUNDS

                               3200 HORIZON DRIVE
                            KING OF PRUSSIA, PA 19406
                            TELEPHONE: (800) 982-8782


INVESTMENT ADVISER
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60690

ADMINISTRATOR, TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Harris Trust and Savings Bank
111 West Monroe Street
Chicago, Illinois 60603

INVESTMENT SUB-ADVISER
Hansberger GlobalInvestors, Inc.
515 East Las Olas Boulevard, Suite 1300
Fort Lauderdale, Florida 33301

SUB-ADMINISTRATOR AND ACCOUNTING
SERVICES AGENT, SUB-TRANSFER AGENT
AND DIVIDEND DISBURSING AGENT
PFPC INC.
103 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR
PFPC Distributors, Inc.
3200 Horizon Drive
King of Prussia, Pennsylvania 19406

CUSTODIAN
PFPC Trust Co.
8800 Tinicum Boulevard
Philadelphia, Pennsylvania 19153

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1700
2001 Market Street
Philadelphia, Pennsylvania 19103-7042

LEGAL COUNSEL
Bell, Boyd & Lloyd LLC
Three First National Plaza
70 West Madison Street
Chicago, Illinois 60602




BOARD OF TRUSTEES
C. GARY GERST
Chairman of the Board of Trustees.

EDGAR R. FIEDLER
Trustee.

VALERIE B. JARRETT
Trustee.

JOHN W. MCCARTER, JR.
Trustee.

PAULA WOLFF
Trustee.

OFFICERS
PETER P. CAPACCIO
President

ISHWAR D. GUPTA
Vice President and Assistant Secretary

MERRILL J. SKLENAR
Vice President and Assistant Secretary

DAVID LEBISKY
Secretary

THOMAS J. RYAN
Treasurer, Chief Financial Officer, and Assistant Secretary

L. LINN SOLANO
Assistant Treasurer

                    THIS REPORT IS SUBMITTED FOR THE GENERAL
                  INFORMATION OF THE SHAREHOLDERS OF THE HARRIS
                     INSIGHT FUNDS. IT IS NOT AUTHORIZED FOR
                  DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS
                           ACCOMPANIED OR PRECEDED BY
      A PROSPECTUS OF THE HARRIS INSIGHT FUNDS. PLEASE READ THE PROSPECTUS
                   CAREFULLY BEFORE YOU INVEST OR SEND MONEY.





                               INVESTMENT ADVISER:
                       Harris Investment Management, Inc.

                                  DISTRIBUTOR:
                             PFPC Distributors, Inc.



                                  HIF 1000 6/02